UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of March

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

Columbia AAA CLO ETF

AAAC | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia AAA CLO ETF (the Fund) for the period of December 11, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia AAA CLO ETF	$6Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$10,017,005
Total number of portfolio holdings	37
Investment management fees (represents 0.06% of Fund average net assets)	$6,075
Portfolio turnover for the reporting period	5%

Columbia AAA CLO ETF | ASR330-00_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Carlyle U.S. CLO Ltd., Series 2023-3A, Class A1R 4.902% 10/15/2038	5.0%
Elmwood CLO 23 Ltd., Series 2023-2A, Class AR 5.021% 04/16/2036	4.0%
AGL CLO 44 Ltd., Series 2025-44A, Class A 4.981% 10/22/2037	4.0%
ARES LVIII CLO Ltd., Series 2020-58A, Class A1R2 4.912% 04/15/2038	3.9%
Madison Park Funding XLVII Ltd., Series 2020-47A, Class A2R 5.408% 04/19/2037	3.2%
OHA Credit Partners XIII Ltd., Series 2016-13A, Class A1R2 5.050% 10/21/2037	3.0%
Dryden 119 CLO Ltd., Series 2024-119A, Class A2 5.372% 04/15/2036	3.0%
Magnetite XLIII Ltd., Series 2025-43A, Class A 5.022% 07/15/2038	2.5%
AMMC CLO 32 Ltd., Series 2025-32A, Class A1 5.028% 10/17/2038	2.5%
Wise CLO Ltd., Series 2025-3A, Class A 5.022% 07/15/2038	2.5%

Asset Allocation

Table Summary
Non-Agency Collateralized Loan Obligations Securities	98.3%
Other	0.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002832

Columbia AAA CLO ETF | ASR330-00_(05/26) |

Columbia Core Bond ETF

CRUX | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Core Bond ETF (the Fund) for the period of May 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Core Bond ETF	$38	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Duration | Duration and yield curve impacts were positive for the Fund over the period, primarily driven by the excess yield that the Fund was generating relative to the benchmark.

Agency mortgages | An overweight allocation to agency mortgage-backed securities contributed to the Fund’s performance, as strong carry, supportive asset class technicals and valuations remained attractive, though spreads tightened through the period resulting in positive Fund performance.

Consumer-based credit | Exposure to consumer-based credit proved beneficial, led by holdings of non-agency mortgage-backed securities as housing fundamentals remained relatively strong and borrower delinquencies remained low. Consumer asset-backed securities delivered strong performance with Fund positions in high-quality securities with relatively stable delinquencies.

Top Performance Detractors

Government related debt | The Fund’s positioning in government-related debt detracted from overall performance, as other asset classes saw stronger excess returns, negatively impacting relative performance.

Emerging market debt | Despite strength across much of the period, emerging market debt detracted from relative performance as a result of heightened geopolitical tensions connected to conflict in the Middle East.

Columbia Core Bond ETF | ASR340-00_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Core Bond ETF during the stated time period.(a)

Growth of $10,000

Table Summary
	Columbia Core Bond ETF - Net Asset Value ($12,548)	Bloomberg U.S. Aggregate Bond Index ($11,835)
03/16	$10,000	$10,000
04/16	$10,089	$10,038
05/16	$10,097	$10,041
06/16	$10,278	$10,221
07/16	$10,355	$10,286
08/16	$10,362	$10,274
09/16	$10,368	$10,268
10/16	$10,305	$10,190
11/16	$10,049	$9,949
12/16	$10,084	$9,963
01/17	$10,115	$9,982
02/17	$10,183	$10,049
03/17	$10,179	$10,044
04/17	$10,253	$10,122
05/17	$10,348	$10,199
06/17	$10,338	$10,189
07/17	$10,387	$10,233
08/17	$10,481	$10,325
09/17	$10,440	$10,276
10/17	$10,449	$10,282
11/17	$10,435	$10,268
12/17	$10,482	$10,316
01/18	$10,393	$10,197
02/18	$10,291	$10,100
03/18	$10,350	$10,165
04/18	$10,273	$10,089
05/18	$10,334	$10,161
06/18	$10,319	$10,149
07/18	$10,318	$10,151
08/18	$10,391	$10,216
09/18	$10,329	$10,151
10/18	$10,217	$10,070
11/18	$10,271	$10,131
12/18	$10,446	$10,317
01/19	$10,563	$10,426
02/19	$10,578	$10,420
03/19	$10,799	$10,620
04/19	$10,829	$10,623
05/19	$11,011	$10,812
06/19	$11,169	$10,947
07/19	$11,198	$10,971
08/19	$11,484	$11,256
09/19	$11,421	$11,196
10/19	$11,449	$11,230
11/19	$11,450	$11,224
12/19	$11,440	$11,216
01/20	$11,665	$11,432
02/20	$11,863	$11,638
03/20	$11,240	$11,569
04/20	$11,637	$11,775
05/20	$11,837	$11,830
06/20	$12,063	$11,904
07/20	$12,290	$12,082
08/20	$12,261	$11,984
09/20	$12,299	$11,978
10/20	$12,269	$11,924
11/20	$12,443	$12,041
12/20	$12,501	$12,058
01/21	$12,494	$11,971
02/21	$12,357	$11,799
03/21	$12,276	$11,651
04/21	$12,372	$11,743
05/21	$12,426	$11,782
06/21	$12,476	$11,864
07/21	$12,606	$11,997
08/21	$12,581	$11,974
09/21	$12,465	$11,871
10/21	$12,416	$11,867
11/21	$12,462	$11,902
12/21	$12,418	$11,872
01/22	$12,165	$11,616
02/22	$12,022	$11,487
03/22	$11,619	$11,168
04/22	$11,172	$10,744
05/22	$11,219	$10,813
06/22	$10,990	$10,643
07/22	$11,259	$10,903
08/22	$10,955	$10,595
09/22	$10,389	$10,138
10/22	$10,147	$10,006
11/22	$10,542	$10,374
12/22	$10,501	$10,327
01/23	$10,949	$10,645
02/23	$10,665	$10,370
03/23	$10,918	$10,633
04/23	$10,977	$10,698
05/23	$10,852	$10,581
06/23	$10,802	$10,544
07/23	$10,817	$10,536
08/23	$10,759	$10,469
09/23	$10,481	$10,203
10/23	$10,278	$10,042
11/23	$10,806	$10,497
12/23	$11,265	$10,898
01/24	$11,300	$10,868
02/24	$11,155	$10,715
03/24	$11,256	$10,814
04/24	$10,960	$10,541
05/24	$11,162	$10,719
06/24	$11,297	$10,821
07/24	$11,597	$11,074
08/24	$11,796	$11,233
09/24	$11,975	$11,383
10/24	$11,638	$11,101
11/24	$11,766	$11,218
12/24	$11,586	$11,035
01/25	$11,649	$11,093
02/25	$11,929	$11,337
03/25	$11,938	$11,342
04/25	$12,047	$11,386
05/25	$11,957	$11,305
06/25	$12,159	$11,478
07/25	$12,118	$11,448
08/25	$12,289	$11,585
09/25	$12,398	$11,711
10/25	$12,470	$11,785
11/25	$12,552	$11,858
12/25	$12,530	$11,840
01/26	$12,559	$11,853
02/26	$12,779	$12,047
03/26	$12,548	$11,835
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Columbia Core Bond ETF — Net Asset ValueFootnote Reference(a)	5.11	0.44	2.30
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Footnote	Description
Footnote(a)	The Fund’s performance prior to March 16, 2026 reflects returns achieved by Class Institutional 3 shares of Columbia Bond Fund (the Predecessor Fund), a series of Columbia Funds Series Trust I. Performance information has not been adjusted to reflect any differences in fees and expenses between the Predecessor Fund and the Fund. If differences in fees and expenses were reflected or had the Predecessor Fund been structured as an ETF, the returns for all periods shown may have differed. The Predecessor Fund was managed by the same investment manager and its investment objective and investment strategy were substantially similar to those of the Fund.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,931,002,838
Total number of portfolio holdings	496
Investment management fees (represents 0.44% of Fund average net assets)	$5,602,947
Portfolio turnover for the reporting period	211%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	61%

Columbia Core Bond ETF | ASR340-00_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Uniform Mortgage-Backed Security, TBA 5.000% 04/01/2056	3.5%
Uniform Mortgage-Backed Security, TBA 5.500% 04/01/2056	3.3%
Uniform Mortgage-Backed Security, TBA 3.500% 04/01/2056	2.8%
Uniform Mortgage-Backed Security, TBA 3.000% 04/01/2056	2.0%
Federal National Mortgage Association REMICS, Series 2026-21, Class FC 4.922% 07/25/2054	2.0%
Federal Home Loan Mortgage Corp. 2.500% 04/01/2052	1.7%
Uniform Mortgage-Backed Security, TBA 2.000% 04/01/2056	1.7%
Federal National Mortgage Association 4.000% 10/01/2052	1.5%
Federal National Mortgage Association 3.000% 06/01/2052	1.4%
Federal Home Loan Mortgage Corp. 2.000% 06/01/2052	1.4%

Asset Allocation

Table Summary
Agency Mortgage-Backed Securities	37.8%
Corporate Bonds	22.4%
Non-Agency Collateralized Mortgage Obligation Securities	16.7%
Non-Agency Asset-Backed Securities	14.4%
Money Market Funds	10.1%
Agency Collateralized Mortgage Obligation Securities	10.1%
Non-Agency Collateralized Loan Obligations Securities	4.1%
U.S. Treasury Obligations	1.2%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Other	0.0%Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1-800-426-3750.

On March 16, 2026, Columbia Bond Fund (the Predecessor Fund), a series of Columbia Funds Series Trust I, was reorganized into the newly created Columbia Core Bond ETF (the Fund). The Predecessor Fund is considered the accounting and tax survivor of the Reorganization and was managed by the same investment manager, and its investment objective and investment strategy were substantially similar to those of the Fund. The Predecessor Fund had a fiscal year end of April 30, however the Fund has a fiscal year end of March 31.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002832

Columbia Core Bond ETF | ASR340-00_(05/26) |

Columbia Core Plus Bond ETF

CRXP | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Core Plus Bond ETF (the Fund) for the period of December 11, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Core Plus Bond ETF	$11Footnote Reference(a)	0.38%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$9,956,342
Total number of portfolio holdings	103
Investment management fees (represents 0.12% of Fund average net assets)	$11,505
Portfolio turnover for the reporting period	209%
Portfolio turnover as of the end of the period excluding transactions in to be announced securities	25%

Columbia Core Plus Bond ETF | ASR329-00_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Uniform Mortgage-Backed Security, TBA 5.000% 04/01/2056	9.5%
Uniform Mortgage-Backed Security, TBA 3.500% 04/01/2056	4.1%
GITSIT Mortgage Loan Trust, Series 2025-NPL2, Class A1 5.425% 12/25/2055	4.0%
Saluda Grade Alternative Mortgage Trust, Series 2025-FIG6, Class A1 5.178% 01/25/2056	3.8%
HTAP Issuer Trust, Series 2025-1, Class A 6.500% 11/25/2042	3.6%
Ellington Financial Mortgage Trust, Series 2025-NQM6, Class A1 5.001% 12/25/2070	3.4%
Uniform Mortgage-Backed Security, TBA 4.000% 04/01/2056	3.1%
Madison Park Funding XLVII Ltd., Series 2020-47A, Class A2R 5.408% 04/19/2037	3.0%
Angel Oak Mortgage Trust, Series 2025-13, Class A1 4.929% 10/25/2070	2.9%
Uniform Mortgage-Backed Security, TBA 3.000% 04/01/2056	2.6%

Asset Allocation

Table Summary
Agency Mortgage-Backed Securities	33.1%
Corporate Bonds	23.9%
Money Market Funds	21.7%
Non-Agency Asset-Backed Securities	15.3%
Non-Agency Collateralized Mortgage Obligation Securities	11.2%
Agency Collateralized Mortgage Obligation Securities	7.5%
Non-Agency Collateralized Loan Obligations Securities	5.5%
Foreign Government Obligations	2.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002832

Columbia Core Plus Bond ETF | ASR329-00_(05/26) |

Columbia Corporate Bond ETF

CCRP | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Corporate Bond ETF (the Fund) for the period of December 11, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Corporate Bond ETF	$11Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$9,860,498
Total number of portfolio holdings	132
Investment management fees (represents 0.11% of Fund average net assets)	$10,575
Portfolio turnover for the reporting period	35%

Columbia Corporate Bond ETF | ASR328-00_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Verizon Communications, Inc. 2.550% 03/21/2031	2.7%
Broadcom, Inc. 4.200% 10/15/2030	2.6%
JPMorgan Chase & Co. 5.502% 01/24/2036	2.4%
BAE Systems PLC 5.125% 03/26/2029	2.4%
Bank of America Corp. 2.299% 07/21/2032	2.2%
HSBC Holdings PLC 5.279% 03/10/2037	2.0%
Bacardi Ltd./Bacardi-Martini BV 5.400% 06/15/2033	1.7%
T-Mobile USA, Inc. 2.550% 02/15/2031	1.7%
Morgan Stanley 5.900% 03/13/2047	1.6%
Wells Fargo & Co. 3.350% 03/02/2033	1.5%

Asset Allocation

Table Summary
Corporate Bonds	89.4%
Money Market Funds	8.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002832

Columbia Corporate Bond ETF | ASR328-00_(05/26) |

Columbia Large Cap Growth ETF

REGS | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Large Cap Growth ETF (the Fund) for the period of September 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Large Cap Growth ETF	$26	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Overall, the selection effect was negative for the period. However, positive selection for the Fund was seen within the financials, consumer discretionary and materials sectors.

Allocations | Overall, sector allocation led to the Fund’s relative outperformance during the period. Effects were most positive from underweight allocations to the energy, communication services and real estate sectors.

Individual holdings | Underweight positions in Microsoft and Visa and an overweight position in Broadcom were most additive.

Top Performance Detractors

Stock selection | Selections within the information technology, industrials and energy sectors detracted from the Fund’s relative performance during the period.

Allocations | The Fund’s relative performance was weighed down from an underweight in the information technology sector and an overweight to the industrials sector.

Individual holdings | Overweight positions in United Health Group, Adobe and Workday weighed most on the Fund’s relative performance during the period.

Columbia Large Cap Growth ETF | ASR341-00_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Large Cap Growth ETF during the stated time period.(a)

Growth of $10,000

Table Summary
	Columbia Large Cap Growth ETF - Net Asset Value ($41,638)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$10,000	$10,000	$10,000
04/16	$9,871	$10,054	$9,909
05/16	$10,075	$10,230	$10,101
06/16	$10,041	$10,254	$10,061
07/16	$10,584	$10,644	$10,536
08/16	$10,523	$10,658	$10,484
09/16	$10,618	$10,667	$10,522
10/16	$10,299	$10,459	$10,275
11/16	$10,652	$10,871	$10,499
12/16	$10,845	$11,075	$10,629
01/17	$11,192	$11,298	$10,987
02/17	$11,692	$11,735	$11,443
03/17	$11,808	$11,743	$11,576
04/17	$12,069	$11,867	$11,840
05/17	$12,344	$12,018	$12,148
06/17	$12,289	$12,102	$12,116
07/17	$12,711	$12,342	$12,438
08/17	$12,820	$12,381	$12,666
09/17	$12,995	$12,644	$12,831
10/17	$13,483	$12,934	$13,328
11/17	$13,897	$13,329	$13,733
12/17	$13,942	$13,477	$13,840
01/18	$14,851	$14,217	$14,820
02/18	$14,489	$13,695	$14,432
03/18	$14,104	$13,384	$14,036
04/18	$14,220	$13,430	$14,085
05/18	$14,743	$13,773	$14,702
06/18	$14,828	$13,862	$14,844
07/18	$15,320	$14,340	$15,280
08/18	$16,329	$14,834	$16,115
09/18	$16,360	$14,890	$16,205
10/18	$14,951	$13,837	$14,756
11/18	$15,066	$14,118	$14,913
12/18	$13,823	$12,833	$13,631
01/19	$14,906	$13,908	$14,856
02/19	$15,577	$14,379	$15,387
03/19	$15,783	$14,629	$15,825
04/19	$16,383	$15,220	$16,540
05/19	$15,237	$14,250	$15,495
06/19	$16,177	$15,250	$16,559
07/19	$16,607	$15,487	$16,933
08/19	$16,293	$15,204	$16,804
09/19	$16,374	$15,467	$16,806
10/19	$16,669	$15,795	$17,280
11/19	$17,323	$16,392	$18,046
12/19	$17,696	$16,865	$18,591
01/20	$17,894	$16,883	$19,006
02/20	$16,443	$15,504	$17,712
03/20	$14,767	$13,455	$15,969
04/20	$16,726	$15,233	$18,332
05/20	$17,875	$16,037	$19,563
06/20	$18,355	$16,391	$20,415
07/20	$19,457	$17,351	$21,986
08/20	$21,246	$18,625	$24,255
09/20	$20,333	$17,944	$23,113
10/20	$19,900	$17,511	$22,328
11/20	$21,774	$19,573	$24,615
12/20	$22,943	$20,401	$25,747
01/21	$22,646	$20,233	$25,556
02/21	$23,229	$20,819	$25,550
03/21	$23,771	$21,607	$25,989
04/21	$25,242	$22,770	$27,758
05/21	$25,344	$22,878	$27,374
06/21	$26,601	$23,451	$29,091
07/21	$27,409	$23,939	$30,050
08/21	$28,298	$24,631	$31,173
09/21	$26,601	$23,500	$29,427
10/21	$28,185	$25,131	$31,976
11/21	$27,869	$24,794	$32,172
12/21	$28,943	$25,798	$32,852
01/22	$26,742	$24,343	$30,032
02/22	$25,875	$23,675	$28,757
03/22	$26,915	$24,474	$29,882
04/22	$24,117	$22,293	$26,273
05/22	$23,634	$22,259	$25,662
06/22	$21,938	$20,395	$23,630
07/22	$24,142	$22,294	$26,466
08/22	$22,929	$21,438	$25,233
09/22	$20,713	$19,454	$22,780
10/22	$21,777	$21,015	$24,111
11/22	$22,991	$22,152	$25,210
12/22	$21,543	$20,863	$23,280
01/23	$23,375	$22,262	$25,220
02/23	$22,868	$21,733	$24,921
03/23	$24,259	$22,420	$26,624
04/23	$24,569	$22,698	$26,887
05/23	$25,305	$22,804	$28,112
06/23	$26,958	$24,344	$30,035
07/23	$27,988	$25,181	$31,047
08/23	$27,694	$24,740	$30,768
09/23	$26,418	$23,578	$29,095
10/23	$26,091	$23,008	$28,680
11/23	$28,970	$25,157	$31,807
12/23	$30,570	$26,398	$33,215
01/24	$31,554	$26,767	$34,044
02/24	$33,555	$28,212	$36,366
03/24	$34,310	$29,116	$37,007
04/24	$32,866	$27,877	$35,437
05/24	$34,506	$29,190	$37,558
06/24	$36,573	$30,156	$40,091
07/24	$35,917	$30,595	$39,409
08/24	$36,622	$31,320	$40,230
09/24	$37,573	$31,990	$41,370
10/24	$37,590	$31,767	$41,233
11/24	$40,181	$33,812	$43,907
12/24	$40,363	$32,869	$44,295
01/25	$41,470	$33,915	$45,171
02/25	$39,717	$33,322	$43,548
03/25	$36,231	$31,394	$39,880
04/25	$37,006	$31,207	$40,586
05/25	$39,902	$33,199	$44,177
06/25	$42,318	$34,880	$46,993
07/25	$43,351	$35,655	$48,768
08/25	$43,813	$36,406	$49,313
09/25	$45,639	$37,668	$51,932
10/25	$47,391	$38,481	$53,819
11/25	$46,432	$38,574	$52,844
12/25	$46,486	$38,577	$52,516
01/26	$45,656	$39,108	$51,722
02/26	$43,920	$38,898	$49,985
03/26	$41,638	$36,964	$47,382
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Columbia Large Cap Growth ETF — Net Asset ValueFootnote Reference(a)	14.92	11.86	15.33
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83
Footnote	Description
Footnote(a)	The Fund’s performance prior to March 16, 2026 reflects returns achieved by Class Institutional 3 shares of Columbia Integrated Large Cap Growth Fund (the Predecessor Fund), a series of Columbia Funds Series Trust II. Performance information has not been adjusted to reflect any differences in fees and expenses between the Predecessor Fund and the Fund. If differences in fees and expenses were reflected or had the Predecessor Fund been structured as an ETF, the returns for all periods shown may have differed. The Predecessor Fund was managed by the same investment manager and its investment objective and investment strategy were substantially similar to those of the Fund. The Predecessor Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Former Predecessor Fund), a series of BMO Funds, Inc. The Former Predecessor Fund was managed by BMO Asset Management Corp. and its investment objective and investment strategy were substantially similar to those of the Predecessor Fund.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$67,060,867
Total number of portfolio holdings	62
Investment management fees (represents 0.43% of Fund average net assets)	$854,868
Portfolio turnover for the reporting period	28%

Columbia Large Cap Growth ETF | ASR341-00_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	20.5%
Technology Hardware, Storage & Peripherals	8.8%
Systems Software	7.0%
Application Software	5.5%
Communications Equipment	2.7%
Semiconductor Materials & Equipment	1.1%
Other	0.6%

Top Holdings

Table Summary
NVIDIA Corp.	11.4%
Apple, Inc.	8.0%
Broadcom, Inc.	6.2%
Microsoft Corp.	6.1%
Alphabet, Inc., Class C	5.3%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc., Class A	4.2%
Eli Lilly & Co.	3.2%
Tesla, Inc.	2.4%
GE Vernova, Inc.	1.9%

Sector Allocation

Table Summary
Information Technology	46.2%
Consumer Discretionary	15.1%
Communication Services	11.3%
Health Care	10.2%
Financials	6.9%
Industrials	5.0%
Consumer Staples	1.3%
Materials	1.2%
Energy	1.1%
Utilities	0.7%
Other	0.3%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1-800-426-3750.

On March 16, 2026, Columbia Integrated Large Cap Growth Fund (the Predecessor Fund), a series of Columbia Funds Series Trust II, was reorganized into the newly created Columbia Large Cap Growth ETF (the Fund). The Predecessor Fund is considered the accounting and tax survivor of the Reorganization and was managed by the same investment manager, and its investment objective and investment strategy were substantially similar to those of the Fund. The Predecessor Fund had a fiscal year end of August 31, however the Fund has a fiscal year end of March 31.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002832

Columbia Large Cap Growth ETF | ASR341-00_(05/26) |

Columbia Research Enhanced International Equity ETF

REFA | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Research Enhanced International Equity ETF (the Fund) for the period of December 11, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced International Equity ETF	$10Footnote Reference(a)	0.32%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$5,180,458
Total number of portfolio holdings	200
Investment management fees (represents 0.10% of Fund average net assets)	$5,131
Portfolio turnover for the reporting period	0%

Columbia Research Enhanced International Equity ETF | ASR342-00_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Geographic Allocation

Table Summary
Japan	23.8%
United States	13.3%
United Kingdom	10.9%
Germany	8.8%
Australia	8.4%
France	7.6%
Netherlands	6.1%
Spain	3.8%
Italy	3.6%
Sweden	3.0%
Other	9.7%

Top Holdings

Table Summary
ASML Holding NV	5.0%
Novartis AG	3.5%
Roche Holding AG	3.3%
BHP Group Ltd.	3.1%
Shell PLC	2.4%
AstraZeneca PLC	2.2%
Hitachi Ltd.	2.2%
Sony Group Corp.	2.1%
Mitsubishi Corp.	1.9%
Deutsche Telekom AG	1.8%

Sector Allocation

Table Summary
Industrials	22.8%
Financials	18.7%
Health Care	14.6%
Materials	8.0%
Consumer Discretionary	7.3%
Information Technology	6.5%
Consumer Staples	5.5%
Energy	5.1%
Communication Services	4.6%
Utilities	4.1%
Other	1.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002832

Columbia Research Enhanced International Equity ETF | ASR342-00_(05/26) |

Columbia Research Enhanced Mid Cap ETF

REMC | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Research Enhanced Mid Cap ETF (the Fund) for the period of December 11, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Mid Cap ETF	$10Footnote Reference(a)	0.32%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,016,263
Total number of portfolio holdings	285
Investment management fees (represents 0.10% of Fund average net assets)	$4,611
Portfolio turnover for the reporting period	8%

Columbia Research Enhanced Mid Cap ETF | ASR343-00_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Industrials	17.6%
Financials	14.7%
Consumer Discretionary	11.2%
Information Technology	11.1%
Health Care	9.3%
Energy	7.6%
Utilities	6.7%
Real Estate	6.5%
Materials	5.6%
Consumer Staples	5.0%
Other	3.8%

Top Holdings

Table Summary
Valero Energy Corp.	1.9%
Phillips 66	1.8%
Marathon Petroleum Corp.	1.8%
Hilton Worldwide Holdings, Inc.	1.6%
Ciena Corp.	1.4%
Allstate Corp.	1.4%
Keysight Technologies, Inc.	1.3%
Electronic Arts, Inc.	1.2%
Corteva, Inc.	1.1%
CBRE Group, Inc., Class A	1.1%

Asset Allocation

Table Summary
Common Stocks	99.1%
Other	0.8%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1-800-426-3750.

On August 1, 2026, the Fund will amend its Principal Investment Strategies to change the Capitalization Index (market cap benchmark) from Solactive United States 800 Index to the Russell Mid Cap® Index. Effective March 27, 2026, the Russell Mid Cap® Index was added as an additional performance Index for the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002832

Columbia Research Enhanced Mid Cap ETF | ASR343-00_(05/26) |

Columbia Research Enhanced Small Cap ETF

RESM | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Research Enhanced Small Cap ETF (the Fund) for the period of December 11, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Research Enhanced Small Cap ETF	$10Footnote Reference(a)	0.32%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from December 11, 2025 (commencement of operations) through the stated period end. Had the Fund been open for the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized

Key Fund Statistics

Table Summary
Fund net assets	$3,063,464
Total number of portfolio holdings	998
Investment management fees (represents 0.10% of Fund average net assets)	$4,672
Portfolio turnover for the reporting period	2%

Columbia Research Enhanced Small Cap ETF | ASR344-00_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Sector Allocation

Table Summary
Industrials	18.0%
Financials	16.7%
Health Care	16.5%
Information Technology	15.1%
Consumer Discretionary	8.8%
Energy	6.6%
Real Estate	5.4%
Materials	4.6%
Utilities	3.4%
Communication Services	2.1%
Other	1.9%

Top Holdings

Table Summary
Fabrinet	1.0%
Nextpower, Inc., Class A	1.0%
Sterling Infrastructure, Inc.	0.7%
LXP Industrial Trust	0.6%
Advanced Energy Industries, Inc.	0.6%
Ensign Group, Inc.	0.6%
Dycom Industries, Inc.	0.5%
Hecla Mining Co.	0.5%
Chart Industries, Inc.	0.5%
Coeur Mining, Inc.	0.5%

Asset Allocation

Table Summary
Common Stocks	99.1%
Other	0.8%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/investment-products/exchange-traded-funds/ or upon request at 1-800-426-3750.

On August 1, 2026, the Fund will amend its Principal Investment Strategies to change the Capitalization Index (market cap benchmark) from the Solactive United States 2000 Index to the Russell 2000® Index. Effective March 27, 2026, the Russell 2000® Index was added as an additional performance Index for the Fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002832

Columbia Research Enhanced Small Cap ETF | ASR344-00_(05/26) |

Columbia Short Duration High Yield ETF

HYSD | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Short Duration High Yield ETF (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia Short Duration High Yield ETF	$45	0.44%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection | The Fund’s performance was positive overall relative to the benchmark for the period. The largest contributor to the Fund’s relative performance was from the retail sector, driven primarily by selection and interaction effects within specialty retail. Also notable was allocation to and selection within the energy sector, particularly within gas distribution.

Credit allocation | Allocations to high-quality BB-rated debt and lower-quality B-rated and CCC- rated debt, as well as small allocations to investment-grade debt, were most additive to the Fund’s relative performance.

Top Performance Detractors

Allocation and selection | Despite overall relative positive performance for the Fund, negative returns were driven by industry allocation and selection within the chemicals sector. Also notably offsetting overall positive Fund performance were allocation to and security selection within the oil field equipment and services sector.

Credit allocation | Lower-quality BB-rated debt and higher-quality B-rated debt were most negative for overall Fund returns relative to the benchmark.

Columbia Short Duration High Yield ETF | ASR338-00_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia Short Duration High Yield ETF during the stated time period.

Growth of $10,000

Table Summary
	Columbia Short Duration High Yield ETF - Net Asset Value ($10,900)	Bloomberg U.S. Aggregate Bond Index ($10,439)	ICE BofA 0-5 Year BB-B US High Yield Constrained Index ($10,931)
9/5/2024	$10,000	$10,000	$10,000
9/30/2024	$10,090	$10,041	$10,103
10/31/2024	$10,044	$9,792	$10,070
11/30/2024	$10,127	$9,895	$10,167
12/31/2024	$10,097	$9,733	$10,143
1/31/2025	$10,214	$9,785	$10,267
2/28/2025	$10,268	$10,000	$10,328
3/31/2025	$10,229	$10,004	$10,252
4/30/2025	$10,277	$10,043	$10,255
5/31/2025	$10,412	$9,971	$10,395
6/30/2025	$10,553	$10,125	$10,562
7/31/2025	$10,578	$10,098	$10,594
8/31/2025	$10,677	$10,219	$10,704
9/30/2025	$10,728	$10,330	$10,771
10/31/2025	$10,756	$10,395	$10,800
11/30/2025	$10,820	$10,459	$10,863
12/31/2025	$10,876	$10,444	$10,934
1/31/2026	$10,925	$10,455	$10,987
2/28/2026	$10,963	$10,626	$11,005
3/31/2026	$10,900	$10,439	$10,931
Table Summary
Average Annual Total Returns (%)	1 year	Since Fund Inception
Columbia Short Duration High Yield ETF — Net Asset Value	6.56	5.64
Bloomberg U.S. Aggregate Bond Index	4.35	2.77
ICE BofA 0-5 Year BB-B US High Yield Constrained Index	6.63	5.83

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$103,254,932
Total number of portfolio holdings	304
Investment management fees (represents 0.44% of Fund average net assets)	$394,916
Portfolio turnover for the reporting period	30%

Columbia Short Duration High Yield ETF | ASR338-00_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
EchoStar Corp. 10.750% 11/30/2029	1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.000% 02/01/2028	1.0%
Medline Borrower LP 5.250% 10/01/2029	1.0%
Post Holdings, Inc. 4.625% 04/15/2030	1.0%
DISH Network Corp. 11.750% 11/15/2027	1.0%
TransDigm, Inc. 6.375% 03/01/2029	1.0%
NCR Atleos Corp. 9.500% 04/01/2029	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.750% 04/15/2028	0.9%
Cloud Software Group, Inc. 6.500% 03/31/2029	0.9%
OneMain Finance Corp. 6.625% 05/15/2029	0.8%

Asset Allocation

Table Summary
Corporate Bonds	97.6%
Other	0.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002832

Columbia Short Duration High Yield ETF | ASR338-00_(05/26) |

Columbia U.S. High Yield ETF

NJNK | NYSE Arca, Inc.

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia U.S. High Yield ETF (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-426-3750.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Columbia U.S. High Yield ETF	$48	0.46%

Management's Discussion of Fund Performance

The performance of the Fund for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocation and selection | The Fund’s performance was positive overall relative to the benchmark for the period. The largest contributor to the Fund’s relative performance was from the consumer cyclicals sector, particularly driven by selection and allocation effects within specialty retail. Also notable was performance within midstream oil and gas, where allocation and selection effects were positive for relative returns.

Credit allocation | Allocations to high-quality BB-rated debt and lower-quality B-rated and CCC-debt were most additive to the Fund’s relative performance.

Top Performance Detractors

Allocation and selection | Despite overall relative positive performance for the Fund, negative returns were driven by industry allocation and selection within the wirelines industry. Additional notable negative performance was seen within the media entertainment sector.

Credit allocation | Some allocations to B-rated debt detracted from relative Fund performance during the period.

Columbia U.S. High Yield ETF | ASR339-00_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in shares of Columbia U.S. High Yield ETF during the stated time period.

Growth of $10,000

Table Summary
	Columbia U.S. High Yield ETF - Net Asset Value ($10,942)	Bloomberg U.S. Aggregate Bond Index ($10,439)	Bloomberg U.S. Corporate High-Yield Index ($11,002)
9/5/2024	$10,000	$10,000	$10,000
9/30/2024	$10,115	$10,041	$10,161
10/31/2024	$10,034	$9,792	$10,106
11/30/2024	$10,159	$9,895	$10,223
12/31/2024	$10,098	$9,733	$10,179
1/31/2025	$10,240	$9,785	$10,318
2/28/2025	$10,296	$10,000	$10,387
3/31/2025	$10,195	$10,004	$10,281
4/30/2025	$10,218	$10,043	$10,279
5/31/2025	$10,391	$9,971	$10,452
6/30/2025	$10,595	$10,125	$10,644
7/31/2025	$10,622	$10,098	$10,692
8/31/2025	$10,755	$10,219	$10,825
9/30/2025	$10,832	$10,330	$10,914
10/31/2025	$10,852	$10,395	$10,931
11/30/2025	$10,935	$10,459	$10,994
12/31/2025	$10,994	$10,444	$11,057
1/31/2026	$11,037	$10,455	$11,113
2/28/2026	$11,065	$10,626	$11,133
3/31/2026	$10,942	$10,439	$11,002
Table Summary
Average Annual Total Returns (%)	1 year	Since Fund Inception
Columbia U.S. High Yield ETF — Net Asset Value	7.33	5.90
Bloomberg U.S. Aggregate Bond Index	4.35	2.77
Bloomberg U.S. Corporate High-Yield Index	7.01	6.27

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/exchange-traded-funds/ for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$46,825,901
Total number of portfolio holdings	568
Investment management fees (represents 0.46% of Fund average net assets)	$180,251
Portfolio turnover for the reporting period	34%

Columbia U.S. High Yield ETF | ASR339-00_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
DISH Network Corp. 11.750% 11/15/2027	0.8%
Venture Global Plaquemines LNG LLC 6.500% 06/15/2034	0.7%
XPLR Infrastructure Operating Partners LP 7.250% 01/15/2029	0.7%
TransDigm, Inc. 6.375% 05/31/2033	0.6%
Venture Global LNG, Inc. 9.875% 02/01/2032	0.6%
Olympus Water U.S. Holding Corp. 6.750% 08/01/2032	0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.750% 03/01/2030	0.6%
Uniti Services LLC 7.500% 10/15/2033	0.6%
APLD ComputeCo LLC 9.250% 12/15/2030	0.6%
Acadia Healthcare Co., Inc. 7.375% 03/15/2033	0.5%

Asset Allocation

Table Summary
Corporate Bonds	97.7%
Money Market Funds	1.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. ALPS Distributors, Inc. (Member FINRA) is the distributor for Columbia Threadneedle Investments ETFs. Columbia Management Investment Distributors, Inc. (Member FINRA) is a marketing agent for the ETFs. ALPS Distributors, Inc. is not affiliated with Columbia Threadneedle Investments.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

CET002832

Columbia U.S. High Yield ETF | ASR339-00_(05/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Amrit Kanwal and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett, Mr. Kanwal and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Audit fees (a)	132,331	19,522	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	68,421	6,900	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	0	0

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

The registrant is a listed issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of such Act. The members of such committee are J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Amrit Kanwal and Sandra L. Yeager.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
BLANKK
Annual Financial Statements and Additional
Information
March 31, 2026 BLANKK
Columbia AAA CLO ETF
Columbia Core Bond ETF
Columbia Core Plus Bond ETF
Columbia Corporate Bond ETF
Columbia Large Cap Growth ETF
Columbia Research Enhanced International Equity ETF
Columbia Research Enhanced Mid Cap ETF
Columbia Research Enhanced Small Cap ETF
Columbia Short Duration High Yield ETF
Columbia U.S. High Yield ETF

Table of Contents
Columbia ETF Trust I | 2026
Portfolio of Investments and Financial Statements
Columbia AAA CLO ETF ............................................................................................................................................................................ 3
Portfolio of Investments and Financial Statements
Columbia Core Bond ETF ........................................................................................................................................................................ 11
Portfolio of Investments and Financial Statements
Columbia Core Plus Bond ETF ................................................................................................................................................................ 34
Portfolio of Investments and Financial Statements
Columbia Corporate Bond ETF ............................................................................................................................................................... 45
Portfolio of Investments and Financial Statements
Columbia Large Cap Growth ETF ........................................................................................................................................................... 56
Portfolio of Investments and Financial Statements
Columbia Research Enhanced International Equity ETF ....................................................................................................................... 65
Portfolio of Investments and Financial Statements
Columbia Research Enhanced Mid Cap ETF ......................................................................................................................................... 74
Portfolio of Investments and Financial Statements
Columbia Research Enhanced Small Cap ETF ...................................................................................................................................... 85
Portfolio of Investments and Financial Statements
Columbia Short Duration High Yield ETF ............................................................................................................................................. 106
Portfolio of Investments and Financial Statements

Portfolio of Investments
Columbia AAA CLO ETF, March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities 98 .3%
AGL CLO 37 Ltd.
(a),(b)
Series 2024-37A  Class A1
3 mo. USD Term SOFR + 1.240%
Floor 1.000%
04/22/2038 4.909% 250,000 249,509
AGL CLO 44 Ltd.
(a),(b)
Series 2025-44A  Class A
3 mo. USD Term SOFR + 1.150%
Floor 1.000%
10/22/2037 4.981% 400,000 398,399
AIMCO CLO 11 Ltd.
(a),(b)
Series 2020-11A  Class A1R2
3 mo. USD Term SOFR + 1.340%
Floor 1.000%
07/17/2037 5.008% 250,000 250,185
AMMC CLO 32 Ltd.
(a),(b)
Series 2025-32A  Class A1
3 mo. USD Term SOFR + 1.360%
Floor 1.000%
10/17/2038 5.028% 250,000 250,255
Apidos CLO XXXIX Ltd.
(a),(b)
Series 2022-39A  Class A1R
3 mo. USD Term SOFR + 1.230%
Floor 1.000%
10/21/2038 4.900% 250,000 249,976
ARES LVIII CLO Ltd.
(a),(b)
Series 2020-58A  Class A1R2
3 mo. USD Term SOFR + 1.240%
Floor 1.000%
04/15/2038 4.912% 395,000 394,417
ARES LXVI CLO Ltd.
(a),(b)
Series 2022-66A  Class A2R2
3 mo. USD Term SOFR + 1.550%
Floor 2.000%
10/25/2038 5.218% 250,000 248,891
Ballyrock CLO Ltd.
(a),(b)
Series 2019-2A  Class A1R3
3 mo. USD Term SOFR + 1.240%
Floor 1.000%
10/25/2038 4.908% 250,000 249,875
Carlyle U.S. CLO Ltd.
(a),(b)
Series 2021-1A  Class A1AR
3 mo. USD Term SOFR + 1.370%
Floor 1.000%
01/15/2040 5.042% 250,000 250,143
Series 2023-3A  Class A1R
3 mo. USD Term SOFR + 1.230%
Floor 1.000%
10/15/2038 4.902% 500,000 499,752
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
CIFC Funding Ltd.
(a),(b)
Series 2020-3A  Class A1R2
3 mo. USD Term SOFR + 1.210%
Floor 1.000%
10/20/2038 4.878% 250,000 249,607
Dryden 119 CLO Ltd.
(a),(b)
Series 2024-119A  Class A2
3 mo. USD Term SOFR + 1.700%
Floor 3.000%
04/15/2036 5.372% 299,000 299,019
Dryden 97 CLO Ltd.
(a),(b)
Series 2022-97A  Class A1R
3 mo. USD Term SOFR + 1.270%
Floor 1.000%
10/20/2038 4.938% 250,000 249,864
Elmwood CLO 19 Ltd.
(a),(b)
Series 2022-6A  Class AR2
3 mo. USD Term SOFR + 1.240%
Floor 1.000%
10/17/2038 4.908% 250,000 249,866
Elmwood CLO 23 Ltd.
(a),(b)
Series 2023-2A  Class AR
3 mo. USD Term SOFR + 1.350%
Floor 1.000%
04/16/2036 5.021% 400,000 400,117
Fortress Credit BSL XXIV Ltd.
(a),(b)
Series 2025-1A  Class A
3 mo. USD Term SOFR + 1.270%
Floor 1.000%
04/20/2038 4.938% 250,000 249,389
Garnet CLO 3 Ltd.
(a),(b)
Series 2025-3A  Class A1
3 mo. USD Term SOFR + 1.270%
Floor 1.000%
10/20/2038 5.053% 250,000 248,922
KKR CLO 35 Ltd.
(a),(b)
Series 35A  Class AR
3 mo. USD Term SOFR + 1.200%
Floor 1.000%
01/20/2038 4.868% 250,000 249,235
LCM 38 Ltd.
(a),(b)
Series 38A  Class AR2
3 mo. USD Term SOFR + 1.270%
Floor 1.000%
11/04/2038 4.942% 250,000 249,378
LCM 40 Ltd.
(a),(b)
Series 40A  Class A2R
3 mo. USD Term SOFR + 1.650%
Floor 3.000%
01/15/2038 5.322% 250,000 249,375

Portfolio of Investments
(continued)
Columbia AAA CLO ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
Madison Park Funding LI Ltd.
(a),(b)
Series 2021-51A  Class A1R
3 mo. USD Term SOFR + 1.230%
Floor 1.000%
10/19/2038 4.898% 250,000 249,345
Madison Park Funding XLVII Ltd.
(a),(b)
Series 2020-47A  Class A2R
3 mo. USD Term SOFR + 1.740%
Floor 3.000%
04/19/2037 5.408% 321,000 319,623
Madison Park Funding XXXVIII Ltd.
(a),(b)
Series 2021-38A  Class A2R
3 mo. USD Term SOFR + 1.450%
Floor 2.000%
10/17/2038 5.118% 250,000 248,735
Magnetite XLIII Ltd.
(a),(b)
Series 2025-43A  Class A
3 mo. USD Term SOFR + 1.350%
Floor 1.000%
07/15/2038 5.022% 250,000 250,481
Neuberger Berman Loan Advisers CLO 33
Ltd.
(a),(b)
Series 2019-33A  Class AR2
3 mo. USD Term SOFR + 1.220%
Floor 1.000%
04/16/2039 4.891% 250,000 249,750
Neuberger Berman Loan Advisers CLO 36R
Ltd.
(a),(b)
Series 2020-36RA  Class A
3 mo. USD Term SOFR + 1.270%
Floor 1.000%
07/20/2039 4.938% 250,000 250,002
New Mountain CLO 3 Ltd.
(a),(b)
Series CLO-3A  Class A1R
3 mo. USD Term SOFR + 1.330%
Floor 1.000%
10/20/2038 4.998% 250,000 249,801
NYACK Park CLO Ltd.
(a),(b)
Series 2021-1A  Class A1R
3 mo. USD Term SOFR + 1.230%
Floor 1.000%
10/20/2038 4.898% 250,000 249,476
OHA Credit Partners XIII Ltd.
(a),(b)
Series 2016-13A  Class A1R2
3 mo. USD Term SOFR + 1.380%
Floor 2.000%
10/21/2037 5.050% 300,000 300,177
Peace Park CLO Ltd.
(a),(b)
Series 2021-1A  Class AR
3 mo. USD Term SOFR + 1.250%
Floor 1.000%
10/20/2038 4.918% 250,000 249,625
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
RR 27 Ltd.
(a),(b)
Series 2023-27A  Class A1AR
3 mo. USD Term SOFR + 1.230%
Floor 1.000%
10/15/2040 4.902% 250,000 249,482
Venture 42 CLO Ltd.
(a),(b)
Series 2021-42A  Class B
3 mo. USD Term SOFR + 1.812%
Floor 3.000%
04/15/2034 5.484% 250,000 250,009
Wehle Park CLO Ltd.
(a),(b)
Series 2022-1A  Class A1R
3 mo. USD Term SOFR + 1.240%
Floor 1.000%
10/21/2038 4.910% 250,000 249,470
Whitebox CLO III Ltd.
(a),(b)
Series 2021-3A  Class A1R
3 mo. USD Term SOFR + 1.270%
Floor 1.000%
10/15/2035 4.942% 250,000 249,781
Wise CLO Ltd.
(a),(b)
Series 2025-3A  Class A
3 mo. USD Term SOFR + 1.350%
Floor 1.000%
07/15/2038 5.022% 250,000 250,223
Zais CLO 17 Ltd.
(a),(b)
Series 2021-17A  Class A1R
3 mo. USD Term SOFR + 1.550%
Floor 2.000%
10/20/2037 5.218% 250,000 249,882
1 1 1 1 1
Total Non-Agency Collateralized Loan
Obligations Securities
(Cost $ 9,877,053 ) 9,852,036
1 1
Issuer . Shares . Value ($)
Money Market Funds 0 .6%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, 3.599%
(c)
57,746 57,746
1 1 1
Total Money Market Funds
(Cost $ 57,746 ) 57,746
1 1
Total Investments in Securities
(Cost $ 9,934,799 ) 9,909,782
Other Assets & Liabilities, Net 107,223
Net Assets 10,017,005

Portfolio of Investments
(continued)
Columbia AAA CLO ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $9,852,036, which represents 98.35% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(c) The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
Currency Legend
USD US Dollar
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Non-Agency Collateralized Loan Obligations
Securities — 9,852,036 — 9,852,036

Portfolio of Investments
(continued)
Columbia AAA CLO ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Money Market Funds 57,746 — — 57,746
Total Investments in Securities 57,746 9,852,036 — 9,909,782
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia AAA CLO ETF
March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $9,934,799) $ 9,909,782
Receivable for: –
Interest 108,921
Total assets 10,018,703
Liabilities
Payable for: —
Investment management fees 1,698
Total liabilities 1,698
Net assets applicable to outstanding capital stock $ 10,017,005
Represented by:
Paid in capital
$ 10,000,692
Total distributable earnings (loss) 16,313
Total - representing net assets applicable to outstanding capital stock $ 10,017,005
Net assets
$ 10,017,005
Shares outstanding
500,050
Net asset value per share
$ 20.03

Statement of Operations
Columbia AAA CLO ETF
For the period from December 11, 2025 (commencement of operations) through March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 3,879
Interest 149,413
Total income 153,292
Expenses:
Investment management fees 6,075
Total expenses 6,075
Total net expenses 6,075
Net investment income 147,217
Realized and unrealized gain (loss) - net
Net realized gain on: –
Investments - unaffiliated issuers 614
Net realized gain 614
Net change in unrealized depreciation on: –
Investments - unaffiliated issuers (25,017)
Net change in unrealized depreciation (25,017)
Net realized and unrealized loss (24,403)
Net increase in net assets resulting from operations 122,814

Statement of Changes in Net Assets
Columbia AAA CLO ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Year Ended
March 31, 2026
(a)
Operations –
Net investment income $ 147,217
Net realized gain 614
Net change in unrealized depreciation (25,017)
Net increase in net assets resulting from operations 122,814
Distributions to Shareholders –
Net investment income and net realized gains (106,501)
Total distributions to shareholders (106,501)
Increase in net assets from capital stock activity 999,692
Total increase in net assets 1,016,005
Net Assets: –
Net assets at beginning of period 9,001,000
(b)
Net assets at end of period $ 10,017,005
Year Ended
March 31, 2026
(a)
Shares
Dollars ($)
Capital stock activity
Shares sold 50,000 999,692
Net increase 50,000 999,692
(a) Based on operations from December 11, 2025 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 was contributed on December 3, 2025; additional cash of $9,000,000 was contributed on December 10, 2025.

Financial Highlights
Columbia AAA CLO ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended
March 31,
2026
(a)
Per share data
Net asset value, beginning of period $ 20 .00
Income (loss) from investment operations:
Net investment income 0 .29
Net realized and unrealized loss ( 0 .05 )
Total from investment operations 0 .24
Less distributions to shareholders from:
Net investment income ( 0 .21 )
Total distributions to shareholders ( 0 .21 )
Net asset value, end of period $ 20 .03
Total Return at NAV 1 .22%
Ratios to average net assets
Total gross expenses
(b)
0 .20%
Total net expenses
(b) ,(c)
0 .20%
Net investment income 4 .85%
Supplemental data
Net assets, end of period (in thousands) $ 10,017
Portfolio turnover 5%
Notes to Financial Highlights
(a) The Fund commenced operations on December 11, 2025. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia Core Bond ETF, March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities 10 .1%
Federal Home Loan Mortgage Corp. REMICS
(a),(b)
Series 4903  Class SA
-1.0 x 30 day USD SOFR Average + 5.936%
08/25/2049 2.274% 1,401,375 144,652
Series 5345  Class SE
-1.0 x 30 day USD SOFR Average + 5.886%
01/15/2048 2.213% 6,479,933 673,881
Series 5555  Class SE
-1.0 x 30 day USD SOFR Average + 5.850%
07/25/2055 2.188% 38,962,826 3,568,660
Series 5564  Class NS
-1.0 x 30 day USD SOFR Average + 5.800%
08/25/2055 2.138% 43,192,611 3,596,454
Series 5573  Class SA
-1.0 x 30 day USD SOFR Average + 5.150%
09/25/2055 1.488% 11,532,901 684,902
Series 5649  Class SD
-1.0 x 30 day USD SOFR Average + 6.100%
04/25/2056 2.428% 61,265,359 6,565,913
Federal Home Loan Mortgage Corp. REMICS
(b)
Series 5500  Class FQ
30 day USD SOFR Average + 1.430%
Floor 1.000%
10/25/2054 5.092% 6,333,624 6,392,063
Series 5508  Class FM
30 day USD SOFR Average + 1.150%
Floor 1.000%
02/25/2055 4.812% 5,555,400 5,598,650
Series 5513  Class MQ
30 day USD SOFR Average + 3.950%
06/25/2054 7.612% 4,812,888 4,817,779
Series 5513  Class MU
30 day USD SOFR Average + 3.950%
11/25/2054 7.612% 7,294,835 7,352,447
Series 5518  Class FC
30 day USD SOFR Average + 1.320%
Floor 1.000%
03/25/2055 4.982% 4,494,243 4,523,851
Series 5532  Class MB
30 day USD SOFR Average + 3.950%
04/25/2055 7.612% 2,888,833 2,888,137
Series 5534  Class MA
30 day USD SOFR Average + 3.550%
05/25/2055 7.212% 6,686,086 6,791,941
Series 5560  Class MB
30 day USD SOFR Average + 4.600%
06/25/2055 8.262% 4,703,558 4,741,800
Series 5573  Class F
30 day USD SOFR Average + 4.300%
09/25/2055 7.962% 3,819,183 3,855,334
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Federal Home Loan Mortgage Corp. REMICS
(a)
Series 5152  Class XI
11/25/2050 2.500% 12,387,318 1,725,003
Series 5162  Class IA
11/25/2051 3.000% 6,817,991 910,302
Series 5287  Class NI
05/25/2051 3.500% 6,229,858 1,247,084
Federal Home Loan Mortgage Corp. STACR REMICS Trust
(b),(c)
Series 2022-DNA6  Class M1A
30 day USD SOFR Average + 2.150%
09/25/2042 5.812% 382,554 383,258
Federal National Mortgage Association Connecticut Avenue
Securities Trust
(b),(c)
Series 2022-R04  Class 1M2
30 day USD SOFR Average + 3.100%
03/25/2042 6.762% 4,000,000 4,070,486
Federal National Mortgage Association REMICS
(b)
Series 2022-60  Class FA
30 day USD SOFR Average + 0.700%
Floor 1.000%
09/25/2052 4.362% 4,596,620 4,515,556
Series 2025-13  Class FA
30 day USD SOFR Average + 1.300%
Floor 1.000%
03/25/2055 4.962% 7,017,629 7,064,003
Series 2025-15  Class ME
30 day USD SOFR Average + 3.300%
04/25/2055 6.962% 4,586,343 4,542,129
Series 2025-6  Class LF
30 day USD SOFR Average + 1.800%
Floor 3.000%
02/25/2055 5.462% 7,533,600 7,618,560
Series 2025-86  Class FH
30 day USD SOFR Average + 0.850%
Floor 1.000%
09/25/2055 4.512% 8,550,461 8,457,002
Series 2026-21  Class FC
30 day USD SOFR Average + 1.250%
Floor 1.000%
07/25/2054 4.922% 38,000,000 37,822,004
Federal National Mortgage Association REMICS
(a),(b)
Series 2016-53  Class KS
-1.0 x 30 day USD SOFR Average + 5.886%
08/25/2046 2.224% 539,606 63,457
Series 2016-57  Class SA
-1.0 x 30 day USD SOFR Average + 5.886%
08/25/2046 2.224% 1,250,451 135,180
Series 2016-93  Class SL
-1.0 x 30 day USD SOFR Average + 6.536%
12/25/2046 2.874% 1,200,516 97,636

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2017-108  Class SA
-1.0 x 30 day USD SOFR Average + 6.036%
01/25/2048 2.374% 9,296,477 1,070,027
Series 2017-109  Class SA
-1.0 x 30 day USD SOFR Average + 6.036%
01/25/2048 2.374% 594,752 68,993
Series 2017-20  Class SA
-1.0 x 30 day USD SOFR Average + 5.986%
04/25/2047 2.324% 548,965 66,125
Series 2017-54  Class SN
-1.0 x 30 day USD SOFR Average + 6.036%
07/25/2047 2.374% 1,169,651 148,149
Series 2018-66  Class SM
-1.0 x 30 day USD SOFR Average + 6.086%
09/25/2048 2.424% 764,389 93,515
Series 2018-74  Class SA
-1.0 x 30 day USD SOFR Average + 6.036%
10/25/2048 2.374% 879,214 93,272
Series 2019-25  Class SA
-1.0 x 30 day USD SOFR Average + 5.936%
06/25/2049 2.274% 5,435,984 580,971
Series 2019-33  Class SB
-1.0 x 30 day USD SOFR Average + 5.936%
07/25/2049 2.274% 2,129,587 222,924
Series 2019-60  Class SH
-1.0 x 30 day USD SOFR Average + 5.936%
10/25/2049 2.274% 830,307 92,624
Series 2019-67  Class SE
-1.0 x 30 day USD SOFR Average + 5.936%
11/25/2049 2.274% 1,293,392 162,957
Series 2019-73  Class SC
-1.0 x 30 day USD SOFR Average + 5.936%
12/25/2049 2.274% 14,846,163 1,621,964
Series 2020-39  Class MS
-1.0 x 30 day USD SOFR Average + 5.966%
06/25/2050 2.304% 9,039,189 1,168,737
Series 2023-46  Class SC
-1.0 x 30 day USD SOFR Average + 5.886%
06/25/2050 2.224% 8,919,818 987,296
Series 2025-87  Class SA
-1.0 x 30 day USD SOFR Average + 5.900%
10/25/2055 2.238% 19,337,781 1,687,571
Federal National Mortgage Association REMICS
(a)
Series 2021-3  Class TI
02/25/2051 2.500% 9,778,639 1,665,745
Government National Mortgage Association REMICS
(a),(b)
Series 2015-110  Class MS
-1.0 x 1 mo. USD Term SOFR + 5.596%
08/20/2045 1.920% 14,032,018 1,373,561
Series 2017-112  Class SJ
-1.0 x 1 mo. USD Term SOFR + 5.546%
07/20/2047 1.870% 1,903,231 178,780
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2017-130  Class HS
-1.0 x 1 mo. USD Term SOFR + 6.086%
08/20/2047 2.410% 663,368 78,341
Series 2017-149  Class BS
-1.0 x 1 mo. USD Term SOFR + 6.086%
10/20/2047 2.410% 800,912 107,909
Series 2017-163  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
11/20/2047 2.410% 359,203 43,702
Series 2017-37  Class SB
-1.0 x 1 mo. USD Term SOFR + 6.036%
03/20/2047 2.360% 484,760 66,900
Series 2018-103  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.086%
08/20/2048 2.410% 457,220 53,513
Series 2018-112  Class LS
-1.0 x 1 mo. USD Term SOFR + 6.086%
08/20/2048 2.410% 578,615 68,077
Series 2018-125  Class SK
-1.0 x 1 mo. USD Term SOFR + 6.136%
09/20/2048 2.460% 751,760 77,311
Series 2018-134  Class KS
-1.0 x 1 mo. USD Term SOFR + 6.086%
10/20/2048 2.410% 616,593 67,649
Series 2018-148  Class SB
-1.0 x 1 mo. USD Term SOFR + 6.086%
01/20/2048 2.410% 1,137,165 155,213
Series 2018-151  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.036%
11/20/2048 2.360% 974,929 111,475
Series 2018-89  Class MS
-1.0 x 1 mo. USD Term SOFR + 6.086%
06/20/2048 2.410% 596,528 74,142
Series 2018-91  Class DS
-1.0 x 1 mo. USD Term SOFR + 6.086%
07/20/2048 2.410% 678,616 72,260
Series 2019-20  Class JS
-1.0 x 1 mo. USD Term SOFR + 5.886%
02/20/2049 2.210% 931,354 101,598
Series 2019-5  Class SH
-1.0 x 1 mo. USD Term SOFR + 6.036%
01/20/2049 2.360% 654,222 71,572
Series 2019-56  Class SG
-1.0 x 1 mo. USD Term SOFR + 6.036%
05/20/2049 2.360% 678,909 77,397
Series 2019-59  Class KS
-1.0 x 1 mo. USD Term SOFR + 5.936%
05/20/2049 2.260% 706,026 80,597
Series 2019-74  Class PS
-1.0 x 1 mo. USD Term SOFR + 5.936%
06/20/2049 2.260% 9,764,539 1,298,435
Series 2019-85  Class SC
-1.0 x 1 mo. USD Term SOFR + 6.036%
07/20/2049 2.360% 660,959 59,355

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2019-90  Class SD
-1.0 x 1 mo. USD Term SOFR + 6.036%
07/20/2049 2.360% 1,579,286 214,749
Series 2019-92  Class SD
-1.0 x 1 mo. USD Term SOFR + 5.986%
07/20/2049 2.310% 3,852,550 460,271
Series 2020-11  Class LS
-1.0 x 1 mo. USD Term SOFR + 5.936%
01/20/2050 2.260% 15,014,388 1,784,462
Series 2020-188  Class SA
-1.0 x 1 mo. USD Term SOFR + 6.186%
12/20/2050 2.510% 8,943,745 1,244,510
Series 2020-21  Class VS
-1.0 x 1 mo. USD Term SOFR + 5.936%
02/20/2050 2.260% 535,153 69,433
Series 2020-61  Class SW
-1.0 x 1 mo. USD Term SOFR + 5.936%
08/20/2049 2.260% 6,125,543 659,322
Series 2020-62  Class SG
-1.0 x 1 mo. USD Term SOFR + 6.036%
05/20/2050 2.360% 965,809 109,672
Series 2022-207  Class SA
-1.0 x 1 mo. USD Term SOFR + 5.886%
09/20/2049 2.210% 23,381,506 2,746,085
Series 2022-207  Class SC
-1.0 x 1 mo. USD Term SOFR + 5.986%
01/20/2050 2.310% 9,808,090 1,154,233
Series 2023-141  Class SN
-1.0 x 1 mo. USD Term SOFR + 5.936%
04/20/2049 2.260% 8,406,120 981,851
Series 2023-17  Class SY
-1.0 x 1 mo. USD Term SOFR + 5.936%
05/20/2050 2.260% 9,433,464 987,607
Series 2023-47  Class DS
-1.0 x 1 mo. USD Term SOFR + 5.936%
09/20/2049 2.260% 9,977,272 1,222,140
Series 2023-47  Class S
-1.0 x 1 mo. USD Term SOFR + 5.936%
03/20/2049 2.260% 16,765,264 1,806,809
Series 2024-30  Class XH
-1.0 x 30 day USD SOFR Average + 5.850%
02/20/2054 2.177% 8,765,223 721,126
Series 2025-156  Class SL
-1.0 x 30 day USD SOFR Average + 6.000%
09/20/2055 2.327% 15,182,637 1,469,613
Series 2025-39  Class SB
-1.0 x 30 day USD SOFR Average + 7.200%
03/20/2055 3.527% 35,763,229 4,544,669
Government National Mortgage Association REMICS
(a)
Series 2020-164  Class CI
11/20/2050 3.000% 5,385,490 855,391
Series 2020-175  Class KI
11/20/2050 2.500% 16,057,547 2,414,514
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities (continued)
Series 2020-191  Class UG
12/20/2050 3.500% 5,551,915 920,893
Series 2021-119  Class QI
07/20/2051 3.000% 6,477,729 1,073,728
Series 2021-139  Class IC
08/20/2051 3.000% 14,741,478 2,505,277
Series 2021-16  Class KI
01/20/2051 2.500% 7,523,439 1,100,873
Government National Mortgage Association REMICS
(b)
Series 2025-149  Class FP
30 day USD SOFR Average + 1.100%
Floor 1.000%
09/20/2055 4.773% 6,848,801 6,872,403
Series 2025-39  Class M
30 day USD SOFR Average + 4.000%
03/20/2055 7.673% 4,039,506 4,112,617
Vendee Mortgage Trust
(a),(d)
Series 1998-1  Class 2
03/15/2028 145,085 0
Series 1998-3
03/15/2029 183,781 0
1 1 1 1 1
Total Agency Collateralized Mortgage
Obligation Securities
(Cost $ 196,122,040 ) 194,829,029
1 1
Agency Mortgage-Backed Securities 37 .8%
Federal Home Loan Mortgage Corp.
06/01/2043 4.000% 869,342 848,745
09/01/2051 2.500% 12,462,103 10,684,322
02/01/2052 3.000% 5,027,774 4,460,509
04/01/2052 2.500% 38,747,565 32,735,880
05/01/2052 3.000% 7,473,880 6,649,693
06/01/2052 2.000% 33,410,451 27,050,327
06/01/2052 3.500% 9,534,823 8,811,230
07/01/2052 4.000% 11,600,163 10,996,474
08/01/2052 4.000% 11,115,872 10,572,896
08/01/2052 4.500% 4,714,061 4,564,186
09/01/2052 5.000% 3,409,823 3,404,062
01/01/2053 5.500% 7,430,092 7,494,813
02/01/2053 4.500% 5,443,631 5,303,183
04/01/2056 4.500% 25,384,072 24,550,067
04/01/2056 4.500% 25,000,000 24,169,341
04/01/2056 5.000% 22,639,853 22,417,600
04/01/2056 5.000% 10,000,000 9,901,831

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities (continued)
Federal National Mortgage Association
08/01/2029 3.000% 348,738 343,125
12/01/2030 3.000% 207,979 203,350
07/01/2038 6.000% 374,995 393,368
01/01/2040 5.500% 483,814 497,226
10/01/2042 3.000% 1,115,589 1,022,187
05/01/2043 3.500% 558,120 525,717
08/01/2043 3.500% 682,879 643,034
07/01/2045 3.500% 691,349 649,178
09/01/2045 3.000% 181,587 165,295
10/01/2045 3.500% 466,667 436,951
11/01/2045 4.000% 375,173 359,435
02/01/2046 3.500% 703,672 657,795
02/01/2048 4.000% 468,714 448,900
01/01/2052 2.500% 8,335,220 7,131,387
04/01/2052 3.500% 7,329,368 6,770,069
04/01/2052 3.500% 3,384,767 3,107,093
05/01/2052 3.500% 9,344,494 8,577,413
05/01/2052 3.500% 7,558,132 6,969,587
06/01/2052 3.000% 31,110,100 27,393,737
07/01/2052 4.000% 5,547,924 5,341,894
08/01/2052 4.000% 15,227,494 14,487,037
08/01/2052 4.000% 7,421,796 7,079,261
09/01/2052 5.000% 7,314,121 7,301,765
10/01/2052 4.000% 31,553,923 29,894,673
09/01/2053 5.000% 11,195,023 11,173,526
12/01/2054 4.500% 12,272,427 11,896,933
12/01/2054 5.000% 23,719,852 23,526,807
12/01/2054 5.000% 16,050,472 15,879,087
01/01/2055 6.000% 12,878,513 13,204,422
01/01/2055 6.000% 12,555,630 12,884,455
07/01/2055 5.500% 15,856,669 15,937,475
Government National Mortgage Association
04/20/2048 4.500% 520,296 512,611
Government National Mortgage Association
(b)
04/20/2028 5.625% 350 350
Uniform Mortgage-Backed Security, TBA
(e)
04/01/2056 2.000% 40,000,000 32,209,375
04/01/2056 3.000% 43,250,000 37,981,261
04/01/2056 3.500% 58,250,000 53,394,515
04/01/2056 4.500% 1,000,000 965,006
04/01/2056 5.000% 69,000,000 68,042,739
04/01/2056 5.500% 64,250,000 64,545,931
04/01/2056 6.000% 23,250,000 23,699,376
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 730,832,087 ) 730,868,505
1 1
Issuer . Shares . Value ($)
Common Stocks 0 .0%
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.
(f)
3 13
Total Consumer Staples 13
Issuer . Shares . Value ($)
Common Stocks (continued)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vitesse Energy, Inc. 4 73
Total Energy 73
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc. 39 1,609
Total Financials 1,609
Total Common Stocks
(Cost $ – ) 1,695
1 1
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds 22 .4%
Aerospace & Defense 3.3%
BAE Systems PLC
(c)
03/26/2029 5.125% 997,000 1,017,521
02/15/2031 1.900% 2,410,000 2,122,674
Boeing Co.
05/01/2040 5.705% 50,000 50,085
11/01/2048 3.850% 155,000 111,516
08/01/2059 3.950% 2,070,000 1,423,517
05/01/2060 5.930% 223,000 214,675
05/01/2064 7.008% 1,082,000 1,196,617
L3Harris Technologies, Inc.
01/15/2027 5.400% 18,215,000 18,362,411
06/15/2028 4.400% 250,000 250,088
06/01/2029 5.050% 1,010,000 1,027,530
07/31/2033 5.400% 1,051,000 1,077,501
06/01/2034 5.350% 1,080,000 1,098,883
Northrop Grumman Corp.
02/01/2027 3.200% 24,000,000 23,818,040
02/01/2029 4.600% 2,608,000 2,625,657
RTX Corp.
05/04/2027 3.125% 6,820,000 6,734,125
Total 61,130,840
Banks 5.4%
Bank of America Corp.
(b)
1 day USD SOFR + 1.370%
10/24/2031 1.922% 13,989,000 12,393,556
1 day USD SOFR + 1.220%
07/21/2032 2.299% 1,305,000 1,151,438
1 day USD SOFR + 1.210%
10/20/2032 2.572% 5,054,000 4,499,145
1 day USD SOFR + 1.330%
02/04/2033 2.972% 5,650,000 5,113,957

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
5 yr. CMT + 1.200%
09/21/2036 2.482% 50,000 43,194
Citigroup, Inc.
(b)
1 day USD SOFR + 1.171%
09/11/2031 4.503% 7,329,000 7,241,385
1 day USD SOFR + 1.488%
09/11/2036 5.174% 4,845,000 4,798,120
Goldman Sachs Group, Inc.
(b)
1 day USD SOFR + 1.060%
10/21/2031 4.369% 2,742,000 2,688,281
1 day USD SOFR + 0.960%
01/21/2032 4.516% 1,155,000 1,137,695
1 day USD SOFR + 1.264%
10/21/2032 2.650% 2,630,000 2,334,097
HSBC Holdings PLC
(b)
1 day USD SOFR + 1.560%
03/03/2036 5.450% 50,000 50,174
1 day USD SOFR + 1.550%
03/10/2037 5.279% 8,382,000 8,229,344
JPMorgan Chase & Co.
(b)
1 day USD SOFR + 0.930%
04/22/2028 5.571% 50,000 50,607
1 day USD SOFR + 1.990%
07/25/2028 4.851% 1,666,000 1,674,206
3 mo. USD Term SOFR +
1.422%
05/06/2030 3.702% 2,400,000 2,341,149
1 day USD SOFR + 1.750%
06/14/2030 4.565% 100,000 100,091
1 day USD SOFR + 1.125%
07/22/2030 4.995% 6,424,000 6,515,987
3 mo. USD Term SOFR +
3.790%
03/24/2031 4.493% 2,514,000 2,501,282
1 day USD SOFR + 2.040%
04/22/2031 2.522% 2,471,000 2,283,014
1 day USD SOFR + 0.840%
01/22/2032 4.347% 3,739,000 3,685,902
1 day USD SOFR + 1.070%
01/22/2037 4.898% 5,200,000 5,087,076
Morgan Stanley
(b)
1 day USD SOFR + 1.143%
01/22/2031 2.699% 1,075,000 998,494
1 day USD SOFR + 0.950%
01/16/2032 4.493% 1,246,000 1,225,524
1 day USD SOFR + 1.870%
04/21/2034 5.250% 1,293,000 1,297,256
1 day USD SOFR + 1.360%
09/16/2036 2.484% 2,020,000 1,737,710
1 day USD SOFR + 1.184%
01/30/2037 5.073% 8,238,000 8,068,564
07/22/2038 3.971% 165,000 143,978
Morgan Stanley
07/24/2042 6.375% 2,441,000 2,615,435
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
PNC Financial Services Group, Inc.
(b)
1 day USD SOFR + 2.284%
10/20/2034 6.875% 418,000 461,265
Royal Bank of Canada
(b)
1 day USD SOFR + 0.890%
08/06/2029 4.498% 3,180,000 3,181,851
1 day USD SOFR + 1.030%
02/04/2031 5.153% 1,377,000 1,398,837
1 day USD SOFR + 1.060%
08/06/2031 4.696% 5,501,000 5,492,600
U.S. Bancorp
(b)
1 day USD SOFR + 2.260%
06/12/2034 5.836% 1,135,000 1,184,801
1 day USD SOFR + 1.860%
01/23/2035 5.678% 225,000 232,327
Wells Fargo & Co.
(b)
1 day USD SOFR + 1.500%
03/02/2033 3.350% 1,164,000 1,067,924
1 day USD SOFR + 2.020%
04/24/2034 5.389% 581,000 589,334
1 day USD SOFR + 1.990%
07/25/2034 5.557% 1,520,000 1,556,534
Total 105,172,134
Beverages 1.7%
Bacardi Ltd.
(c)
05/15/2028 4.700% 412,000 411,300
05/15/2038 5.150% 4,630,000 4,294,225
05/15/2048 5.300% 1,623,000 1,408,411
Bacardi Ltd./Bacardi-Martini BV
(c)
06/15/2033 5.400% 7,347,000 7,284,119
Bacardi-Martini BV
(c)
02/01/2035 6.000% 4,157,000 4,210,452
Constellation Brands, Inc.
01/15/2029 4.800% 800,000 804,449
08/01/2029 3.150% 5,069,000 4,849,552
Heineken NV
(c)
01/29/2028 3.500% 9,670,000 9,523,192
Total 32,785,700
Biotechnology 0.3%
Amgen, Inc.
06/15/2051 4.663% 2,700,000 2,266,936
03/02/2063 5.750% 3,421,000 3,287,927
Total 5,554,863
Commercial Services 0.2%
ERAC USA Finance LLC
(c)
05/01/2028 4.600% 3,769,000 3,786,126
1 1 1 1 3,786,126

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Electric 0.7%
AEP Texas, Inc.
06/01/2033 5.400% 1,550,000 1,574,120
Series H
01/15/2050 3.450% 1,400,000 936,235
Dominion Energy, Inc.
03/15/2035 5.450% 1,376,000 1,388,302
Series F
08/01/2033 5.250% 300,000 302,994
Duke Energy Corp.
09/01/2046 3.750% 4,035,000 2,981,688
08/15/2052 5.000% 1,315,000 1,125,879
09/15/2055 5.700% 800,000 756,168
Duke Energy Indiana LLC
04/01/2053 5.400% 192,000 179,033
NextEra Energy Capital Holdings, Inc.
07/15/2027 4.625% 50,000 50,182
03/15/2035 5.450% 50,000 50,934
Pacific Gas & Electric Co.
03/15/2045 4.300% 2,000,000 1,561,040
07/01/2050 4.950% 3,115,000 2,587,428
01/15/2053 6.750% 800,000 832,675
05/01/2056 6.000% 103,000 97,925
Total 14,424,603
Food 0.7%
Campbell's Co.
03/23/2035 4.750% 6,104,000 5,618,455
Mars, Inc.
(c)
03/01/2035 5.200% 8,091,000 8,164,579
Total 13,783,034
Gas 0.6%
NiSource, Inc.
05/01/2030 3.600% 1,981,000 1,910,159
07/15/2035 5.350% 5,145,000 5,184,166
Southern Co. Gas Capital Corp.
Series A
09/15/2028 4.050% 4,130,000 4,098,273
Total 11,192,598
Healthcare Products 0.9%
Abbott Laboratories
03/15/2031 4.000% 1,050,000 1,032,931
03/15/2036 4.650% 7,374,000 7,204,416
03/15/2038 4.750% 825,000 800,172
GE HealthCare Technologies, Inc.
11/15/2027 5.650% 6,591,000 6,722,411
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
12/15/2028 4.150% 1,684,000 1,672,734
Total 17,432,664
Healthcare Services 1.4%
HCA, Inc.
09/01/2030 3.500% 10,834,000 10,287,526
11/15/2030 4.300% 2,600,000 2,556,577
06/01/2033 5.500% 1,000,000 1,019,521
UnitedHealth Group, Inc.
01/15/2031 4.650% 880,000 884,258
04/15/2031 4.900% 2,461,000 2,495,879
01/15/2032 4.950% 1,000,000 1,010,782
04/15/2033 4.500% 1,000,000 976,687
04/15/2034 5.000% 3,192,000 3,192,536
07/15/2034 5.150% 1,000,000 1,008,534
10/15/2040 5.700% 50,000 50,476
04/15/2054 5.375% 437,000 401,571
04/15/2063 5.200% 1,185,000 1,032,329
07/15/2064 5.750% 739,000 703,556
Total 25,620,232
Insurance 0.1%
Met Tower Global Funding
(c)
04/12/2029 5.250% 1,723,000 1,756,654
Principal Life Global Funding II
(c)
11/27/2029 4.950% 536,000 541,330
Total 2,297,984
Internet 0.6%
Amazon.com, Inc.
03/13/2076 6.050% 6,330,000 6,291,439
Meta Platforms, Inc.
11/15/2045 5.500% 925,000 875,947
11/15/2055 5.625% 2,189,000 2,050,427
05/15/2063 5.750% 730,000 677,476
11/15/2065 5.750% 2,842,000 2,635,777
Total 12,531,066
Machinery - Diversified 0.4%
John Deere Capital Corp.
03/03/2028 4.900% 1,000,000 1,017,024
07/14/2028 4.950% 7,000,000 7,135,839
Total 8,152,863
Media 0.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
07/01/2049 5.125% 2,000,000 1,534,800
12/01/2061 4.400% 1,640,000 1,055,465

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
06/30/2062 3.950% 6,300,000 3,708,549
Comcast Corp.
11/01/2051 2.887% 264,000 152,589
06/01/2054 5.650% 990,000 913,268
11/01/2056 2.937% 3,180,000 1,765,545
Time Warner Cable LLC
05/01/2037 6.550% 50,000 50,405
Total 9,180,621
Miscellaneous Manufacturing 0.9%
Eaton Corp.
09/15/2027 3.103% 34,000 33,519
03/06/2028 3.850% 17,500,000 17,378,962
03/15/2033 4.150% 358,000 347,961
Total 17,760,442
Oil & Gas 0.3%
APA Corp.
02/15/2055 6.750% 1,884,000 1,892,878
BP Capital Markets America, Inc.
04/10/2029 4.699% 535,000 541,139
Occidental Petroleum Corp.
03/15/2046 6.600% 50,000 51,700
10/01/2054 6.050% 3,485,000 3,385,235
Total 5,870,952
Pharmaceuticals 0.7%
AbbVie, Inc.
03/15/2029 4.800% 4,075,000 4,140,694
CVS Health Corp.
03/25/2038 4.780% 5,092,000 4,690,473
09/15/2055 6.200% 625,000 618,234
Merck & Co., Inc.
12/04/2035 4.750% 5,098,000 5,003,366
Total 14,452,767
Pipelines 0.0%
Western Midstream Operating LP
03/01/2031 4.800% 568,000 562,480
1 1 1 1 562,480
Retail 0.1%
Lowe's Cos., Inc.
04/01/2052 4.250% 812,000 621,887
04/15/2053 5.625% 500,000 472,158
04/01/2062 4.450% 1,059,000 801,210
Total 1,895,255
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Semiconductors 0.9%
Broadcom, Inc.
07/12/2027 5.050% 1,000,000 1,010,559
02/15/2028 1.950% 1,000,000 960,201
04/15/2028 4.800% 6,567,000 6,641,927
04/15/2032 5.200% 1,000,000 1,023,523
07/15/2032 4.900% 1,000,000 1,009,005
10/15/2034 4.800% 130,000 128,020
07/15/2035 5.200% 1,000,000 1,007,320
Broadcom, Inc.
(c)
04/15/2029 4.000% 250,000 247,383
11/15/2035 3.137% 50,000 42,482
11/15/2036 3.187% 3,436,000 2,871,745
Intel Corp.
03/25/2050 4.750% 1,545,000 1,248,109
NXP BV/NXP Funding LLC/NXP USA, Inc.
05/01/2030 3.400% 75,000 71,485
05/11/2031 2.500% 106,000 95,188
01/15/2033 5.000% 1,254,000 1,248,215
Total 17,605,162
Software 0.4%
Oracle Corp.
09/26/2065 6.100% 5,516,000 4,571,976
02/04/2066 6.850% 2,400,000 2,203,419
Total 6,775,395
Telecommunications 1.8%
AT&T, Inc.
06/01/2027 2.300% 3,502,000 3,424,296
03/09/2048 4.500% 1,000,000 806,035
04/30/2056 6.000% 400,000 391,239
12/01/2057 3.800% 4,960,000 3,341,748
T-Mobile USA, Inc.
04/15/2030 3.875% 1,177,000 1,145,844
02/15/2031 2.550% 2,267,000 2,060,026
02/15/2031 2.875% 10,202,000 9,395,044
01/15/2033 4.625% 1,042,000 1,022,624
07/15/2033 5.050% 568,000 571,502
11/15/2035 4.950% 1,000,000 981,371
Verizon Communications, Inc.
03/21/2031 2.550% 7,380,000 6,700,160
01/15/2033 4.750% 2,000,000 1,974,396
09/15/2033 6.400% 1,000,000 1,086,182
09/15/2035 5.850% 1,000,000 1,048,836
Total 33,949,303

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Transportation 0.5%
Canadian Pacific Railway Co.
12/02/2031 2.450% 8,761,000 7,782,944
Norfolk Southern Corp.
06/15/2026 2.900% 1,434,000 1,430,480
11/01/2029 2.550% 1,000,000 941,747
Total 10,155,171
Total Corporate Bonds
(Cost $ 435,983,164 ) 432,072,255
1 1
Non-Agency Asset-Backed Securities 14 .4%
ACHV ABS Trust
(c)
Series 2024-1PL  Class A
04/25/2031 5.900% 423,131 424,435
ACM Auto Trust
(c)
Series 2024-2A  Class A
02/20/2029 6.060% 29,133 29,154
Series 2025-1A  Class A
06/20/2029 5.380% 536,864 537,330
AMCR ABS Trust
(c),(e)
Series 2026-A  Class A
05/18/2033 5.520% 5,000,000 5,006,250
ASPWP
(c),(d),(g)
03/29/2029 6.713% 5,700,000 5,700,000
DailyPay Securitization Trust
(c)
Series 2025-1A  Class A
06/26/2028 5.630% 4,090,000 4,100,224
EDGEX Issuer Trust
(c)
Series 2025-2NN  Class A
01/15/2032 5.498% 4,037,551 4,034,394
Ellington Financial Mortgage Trust
(c)
Series 2026-CES1  Class A1A
12/25/2060 4.914% 2,768,737 2,744,109
FIGRE Trust
(c),(d)
Series 2025-PF2  Class A
10/25/2055 5.017% 2,930,350 2,904,507
GITSIT Mortgage Loan Trust
(c)
Series 2025-NPL2  Class A1
12/25/2055 5.425% 3,784,009 3,760,996
Home Partners of America Trust
(c)
Series 2021-2  Class B
12/17/2026 2.302% 1,511,928 1,486,507
HTAP Issuer Trust
(c)
Series 2024-2  Class A
04/25/2042 6.500% 3,986,841 3,960,289
Huntington Bank Auto Credit-Linked Notes
(c)
Series 2025-2  Class B1
09/20/2033 4.835% 12,005,200 12,051,698
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Lendbuzz Securitization Trust
(c)
Series 2023-3A  Class A2
12/15/2028 7.500% 803,330 816,414
Series 2024-3A  Class A2
10/15/2029 4.970% 4,626,790 4,630,541
Series 2025-2A  Class A2
05/15/2030 5.180% 6,723,670 6,740,471
MPOWER Education Trust
(c)
Series 2025-1  Class A
12/22/2042 6.250% 7,485,409 7,484,852
Series 2025-A  Class A
07/21/2042 6.620% 2,517,086 2,550,581
Navient Refinance Loan Trust
(c)
Series 2025-B  Class A
09/15/2055 4.720% 5,270,958 5,266,885
New Residential Mortgage Loan Trust
(c)
Series 2022-SFR1  Class A
02/17/2039 2.400% 4,451,181 4,365,209
Oportun Issuance Trust
(c)
Series 2021-B  Class A
05/08/2031 1.470% 944,149 928,215
Pagaya AI Debt Grantor Trust
(c),(e)
Series 2026-2  Class B
11/15/2033 6.029% 17,720,000 17,720,000
Pagaya AI Debt Grantor Trust
(c)
Series 2024-10  Class A
06/15/2032 5.183% 1,051,900 1,054,128
Series 2024-10  Class B
06/15/2032 5.750% 2,167,928 2,182,418
Series 2024-8  Class B
01/15/2032 5.456% 1,772,886 1,777,522
Series 2024-9  Class A
03/15/2032 5.065% 1,139,669 1,142,412
Series 2024-9  Class B
03/15/2032 5.306% 1,257,744 1,261,324
Series 2025-1  Class A2
07/15/2032 5.156% 3,162,361 3,167,658
Series 2025-5  Class B
03/15/2033 5.440% 3,699,857 3,719,901
Series 2025-6  Class B
04/15/2033 4.883% 3,949,636 3,927,221
Series 2025-R2  Class A
10/15/2032 4.865% 4,717,624 4,722,980
Series 2025-R3  Class A
01/18/2033 4.841% 3,188,829 3,186,902
Series 2026-1  Class B
09/15/2033 5.370% 6,730,000 6,724,823
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
(c)
Series 2024-6  Class B
11/15/2031 6.589% 1,134,223 1,138,432

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Pagaya AI Debt Selection Trust
(c)
Series 2024-7  Class A
12/15/2031 6.117% 912,670 916,483
Series 2024-7  Class B
12/15/2031 6.574% 883,371 887,774
Pagaya AI Debt Trust
(c)
Series 2024-2  Class A
08/15/2031 6.319% 731,436 733,744
Series 2024-3  Class A
10/15/2031 6.258% 356,590 358,164
Series 2024-3  Class B
10/15/2031 6.571% 2,398,967 2,410,375
Series 2025-4  Class B
01/17/2033 5.688% 20,499,271 20,588,618
Series 2026-R1  Class A
12/15/2033 4.714% 4,355,452 4,347,100
Pagaya Point of Sale Holdings Grantor Trust
(c)
Series 2025-2  Class A
07/20/2033 5.065% 3,000,000 3,003,883
Progress Residential Trust
(c)
Series 2022-SFR1  Class A
02/17/2041 2.709% 2,960,782 2,800,775
Series 2022-SFR4  Class B
05/17/2041 4.788% 6,000,000 5,928,610
Reach ABS Trust
(c)
Series 2024-2A  Class A
07/15/2031 5.880% 288,613 289,252
Research-Driven Pagaya Motor Asset Trust
(c)
Series 2024-3A  Class A
03/25/2033 5.281% 1,694,264 1,699,886
Series 2026-R1A  Class A
07/25/2034 5.659% 18,740,000 18,758,873
Research-Driven Pagaya Motor Asset Trust IV
(c)
Series 2021-2A  Class A
03/25/2030 2.650% 348,083 345,280
Research-Driven Pagaya Motor Trust
(c)
Series 2025-6A  Class A3
08/25/2034 5.013% 5,460,000 5,468,276
SAIF Securitization Trust
(c)
Series 2025-CES1  Class A1
06/25/2065 5.406% 6,875,516 6,875,088
Series 2025-CES1  Class A2
06/25/2065 5.642% 2,000,000 2,005,051
STAR Trust
(b),(c),(e),(g),(h)
Series 2026-SFR7  Class A
1 mo. USD Term SOFR + 1.400%
Floor 1.000%
05/17/2043 5.078% 19,150,000 19,150,000
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
STAR Trust
(b),(c)
Series 2025-SFR6  Class A
1 mo. USD Term SOFR + 1.400%
Floor 2.000%
08/17/2042 5.073% 16,000,000 15,998,712
Tricon American Homes Trust
(c)
Series 2020-SFR1  Class C
07/17/2038 2.249% 7,000,000 6,940,896
Truist Bank Auto Credit-Linked Notes
(c)
Series 2025-1  Class B
09/26/2033 4.728% 2,188,291 2,193,044
Upgrade Master Pass-Thru Trust
(c)
Series 2025-ST4  Class A
08/16/2032 5.495% 3,461,211 3,468,909
Series 2025-ST5  Class A
09/15/2032 4.794% 2,136,679 2,138,639
Series 2025-ST6  Class A
10/15/2032 4.611% 2,802,654 2,803,157
Series 2025-ST8  Class A
12/15/2033 4.618% 3,244,351 3,248,559
Upstart Securitization Trust
(c)
Series 2024-1  Class A
11/20/2034 5.330% 545,531 545,680
Vista Point Securitization Trust
(c)
Series 2025-CES1  Class M1
04/25/2055 6.528% 3,200,000 3,213,339
Series 2025-CES2  Class A1
08/25/2055 5.601% 3,229,221 3,237,150
Series 2025-CES2  Class A2
08/25/2055 5.768% 2,300,000 2,308,699
Vista Point Securitization Trust
(c),(d)
Series 2024-CES3  Class M1
01/25/2055 6.592% 3,800,000 3,840,139
1 1 1 1 1
Total Non-Agency Asset-Backed Securities
(Cost $ 277,917,055 ) 277,752,937
1 1
Non-Agency Collateralized Loan Obligations Securities 4 .1%
Bain Capital Credit CLO Ltd.
(b),(c)
Series 2018-2A  Class A1R
3 mo. USD Term SOFR + 1.080%
Floor 1.000%
07/19/2031 4.748% 184,947 184,888
Ballyrock CLO 30 Ltd.
(b),(c)
Series 2025-30A  Class A2
3 mo. USD Term SOFR + 1.650%
Floor 2.000%
10/25/2038 5.318% 9,250,000 9,257,169
Carlyle U.S. CLO Ltd.
(b),(c)
Series 2023-3A  Class A1R
3 mo. USD Term SOFR + 1.230%
Floor 1.000%
10/15/2038 4.902% 8,000,000 7,996,040

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
CIFC Funding Ltd.
(b),(c)
Series 2019-4A  Class A2R2
3 mo. USD Term SOFR + 1.650%
Floor 2.000%
07/15/2038 5.322% 4,295,000 4,296,791
Elmwood CLO 24 Ltd.
(b),(c)
Series 2023-3A  Class AR
3 mo. USD Term SOFR + 1.320%
Floor 1.000%
01/17/2038 4.988% 4,750,000 4,752,988
GoldenTree Loan Management U.S. CLO 27
Ltd.
(b),(c)
Series 2025-27A  Class A
3 mo. USD Term SOFR + 1.190%
Floor 1.000%
01/20/2039 4.909% 7,250,000 7,232,085
GoldenTree Loan Management U.S. CLO 9
Ltd.
(b),(c),(e)
Series 2021-9A  Class AR2
3 mo. USD Term SOFR + 1.230%
Floor 1.000%
04/20/2037 19,600,000 19,600,000
Greenacre Park CLO LLC
(b),(c)
Series 2021-2A  Class BR
3 mo. USD Term SOFR + 1.700%
Floor 2.000%
07/20/2038 5.368% 7,000,000 6,982,024
Madison Park Funding XLII Ltd.
(b),(c)
Series 13A  Class AR2
3 mo. USD Term SOFR + 0.920%
Floor 1.000%
11/21/2030 4.591% 3,514,721 3,515,213
Madison Park Funding XXIV Ltd.
(b),(c)
Series 2016-24A  Class BR2
3 mo. USD Term SOFR + 1.550%
Floor 2.000%
10/20/2029 5.218% 1,047,645 1,047,670
Madison Park Funding XXIX Ltd.
(b),(c)
Series 2018-29A  Class A1R2
3 mo. USD Term SOFR + 1.180%
Floor 1.000%
03/25/2038 4.848% 7,100,000 7,075,150
Octagon Investment Partners XXII Ltd.
(b),(c)
Series 2014-1A  Class BRR
3 mo. USD Term SOFR + 1.712%
Floor 1.000%
01/22/2030 5.381% 1,564,558 1,564,624
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Loan Obligations Securities (continued)
OHA Credit Funding 16-R Ltd.
(b),(c)
Series 2023-16RA  Class A1
3 mo. USD Term SOFR + 1.200%
Floor 1.000%
10/20/2038 4.868% 6,500,000 6,493,123
1 1 1 1 1
Total Non-Agency Collateralized Loan
Obligations Securities
(Cost $ 80,150,593 ) 79,997,765
1 1
Non-Agency Collateralized Mortgage Obligation Securities 16 .7%
A&D Mortgage Trust
(c),(d)
Series 2024-NQM6  Class A1
01/25/2070 5.666% 6,061,098 6,086,739
Series 2026-NQM1  Class A1
02/25/2071 4.912% 4,888,650 4,853,227
A&D Mortgage Trust
(c)
Series 2025-NQM3  Class A1
08/25/2070 5.374% 4,139,591 4,144,038
Series 2025-NQM4  Class A1
10/25/2070 5.225% 5,584,442 5,577,329
Angel Oak Mortgage Trust
(c)
Series 2025-13  Class A1
10/25/2070 4.929% 3,788,887 3,762,745
Series 2025-8  Class A1
07/25/2070 5.410% 2,580,754 2,585,657
Angel Oak Mortgage Trust
(c),(d)
Series 2020-1  Class M1
12/25/2059 3.161% 3,000,000 2,828,107
Series 2020-3  Class A1
04/25/2065 1.691% 1,037,471 996,176
Series 2021-5  Class A2
07/25/2066 1.208% 2,841,585 2,486,478
Arixa Mortgage Trust
(c)
Series 2025-RTL1  Class A1
08/25/2030 5.735% 7,000,000 7,033,412
Arroyo Mortgage Trust
(c)
Series 2020-1  Class B1
03/25/2055 5.100% 5,870,000 5,560,487
Series 2020-1  Class M1
03/25/2055 4.277% 6,210,000 5,775,254
Arroyo Mortgage Trust
(c),(d)
Series 2019-2  Class A3
04/25/2049 3.800% 73,556 72,376
BRAVO Residential Funding Trust
(c),(d)
Series 2020-RPL2  Class A1
05/25/2059 2.000% 1,072,584 1,007,804
Bunker Hill Loan Depositary Trust
(c)
Series 2019-3  Class A2
11/25/2059 2.981% 67,644 67,311
Series 2019-3  Class A3
11/25/2059 3.135% 98,566 98,063

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
CHNGE Mortgage Trust
(c)
Series 2023-3  Class A1
07/25/2058 7.100% 1,455,903 1,455,891
CHNGE Mortgage Trust
(c),(d)
Series 2022-1  Class A1
01/25/2067 4.007% 3,253,972 3,114,165
Series 2022-2  Class A1
03/25/2067 4.757% 2,739,978 2,714,776
COLT Mortgage Loan Trust
(c),(d)
Series 2021-3  Class A1
09/27/2066 0.956% 1,945,241 1,618,546
Series 2021-5  Class A2
11/26/2066 2.606% 4,270,000 3,453,071
Series 2025-10  Class A1
10/25/2070 5.088% 4,682,501 4,665,070
Series 2025-12  Class A1
01/26/2071 4.983% 4,063,835 4,040,383
Cross Mortgage Trust
(c),(d)
Series 2025-H5  Class A1
07/25/2070 5.509% 1,743,211 1,748,445
CSMC Trust
(c),(d)
Series 2021-NQM2  Class A2
02/25/2066 1.384% 2,211,629 1,991,126
Series 2021-NQM8  Class A1
10/25/2066 2.841% 2,712,432 2,478,287
Series 2021-RPL2  Class A1A
01/25/2060 1.115% 2,328,441 1,976,421
Series 2022-NQM1  Class A3
11/25/2066 2.675% 2,548,641 2,211,881
Deephaven Residential Mortgage Trust
(c),(d)
Series 2020-2  Class M1
05/25/2065 4.112% 2,091,069 2,077,210
Series 2021-1  Class A2
05/25/2065 0.973% 188,548 183,881
Ellington Financial Mortgage Trust
(c),(d)
Series 2020-1  Class A3
05/25/2065 3.999% 550,000 540,436
Series 2025-NQM1  Class A1
01/25/2070 5.668% 1,151,781 1,157,067
Series 2025-NQM6  Class A1
12/25/2070 5.001% 4,376,040 4,351,914
Federal Home Loan Mortgage Corp. STACR Debt Notes
(b)
06/24/2033 0.166% 2,061,943 2,015,140
Federal Home Loan Mortgage Corp. STACR Debt Notes
(b),(c)
04/25/2033 0.184% 2,407,590 2,329,046
GCAT Trust
(c),(d)
Series 2021-CM1  Class A
04/25/2065 2.469% 1,129,629 1,091,890
Series 2021-CM2  Class A1
08/25/2066 2.352% 1,317,549 1,252,806
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Series 2022-NQM2  Class A3
02/25/2067 4.210% 3,364,754 3,192,055
GCAT Trust
(c)
Series 2025-NQM3  Class A1
05/25/2070 5.550% 1,981,540 1,987,888
GS Mortgage-Backed Securities Corp. Trust
(c),(d)
Series 2021-NQM1  Class A1
07/25/2061 1.017% 1,421,325 1,312,224
GS Mortgage-Backed Securities Trust
(b),(c)
Series 2026-HE1  Class A1
30 day USD SOFR Average + 1.600%
03/25/2066 5.259% 20,000,000 19,999,997
GS Mortgage-Backed Securities Trust
(c),(d)
Series 2025-DSC1  Class A1
06/25/2065 4.974% 5,028,944 4,999,750
GS Mortgage-Backed Securities Trust
(c)
Series 2025-NQM4  Class A1
10/25/2065 5.006% 4,144,672 4,122,900
Series 2026-R1  Class A1
04/25/2063 5.534% 14,000,000 14,022,701
HOMES Trust
(c),(d)
Series 2026-NQM2  Class A1
01/25/2071 5.488% 8,000,000 7,999,967
HOMES Trust
(c)
Series 2025-AFC2  Class A1A
06/25/2060 5.471% 2,442,258 2,450,149
Series 2026-INV1  Class A1D
08/25/2060 5.077% 7,644,728 7,598,331
Imperial Fund Mortgage Trust
(c),(d)
Series 2021-NQM4  Class A2
01/25/2057 2.296% 1,294,274 1,152,781
JP Morgan Mortgage Trust
(c),(d)
Series 2025-VIS3  Class A1
02/25/2066 5.062% 7,609,425 7,577,494
Series 2026-NQX1  Class A1
07/25/2066 5.500% 19,000,000 19,001,086
Legacy Mortgage Asset Trust
(c)
Series 2021-GS2  Class A1
04/25/2061 5.750% 1,451,091 1,453,626
Mello Mortgage Capital Acceptance
(c)
Series 2024-SD1  Class A3
04/25/2054 4.000% 4,727,000 4,524,539
MFA Trust
(c)
Series 2024-NPL1  Class A1
09/25/2054 6.330% 4,387,441 4,398,170
Series 2025-NQM3  Class A1
08/25/2070 5.261% 2,574,141 2,572,862
MFA Trust
(c),(d)
Series 2020-NQM2  Class M1
04/25/2065 3.034% 3,500,000 3,389,267
Series 2020-NQM3  Class A1
01/26/2065 1.014% 1,760,309 1,693,244

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
Series 2020-NQM3  Class A2
01/26/2065 1.324% 705,241 678,595
Series 2020-NQM3  Class A3
01/26/2065 1.632% 528,931 509,606
Series 2021-INV1  Class A2
01/25/2056 1.057% 53,131 52,150
Series 2021-INV1  Class A3
01/25/2056 1.262% 82,832 81,328
Series 2021-INV2  Class A3
11/25/2056 2.264% 1,607,057 1,463,775
Series 2025-NQM4  Class A1
08/25/2070 5.229% 6,462,687 6,455,547
Series 2026-NQMR1  Class A1
11/25/2067 5.502% 12,000,000 11,991,779
Morgan Stanley Residential Mortgage Loan Trust
(c)
Series 2025-NQM7  Class A1
09/25/2070 4.984% 5,665,159 5,632,764
Morgan Stanley Residential Mortgage Loan Trust
(c),(d)
Series 2024-NQM5  Class A1
10/25/2069 5.649% 4,908,423 4,930,088
New Residential Mortgage Loan Trust
(c),(d)
Series 2018-1A  Class A1A
12/25/2057 4.000% 3,892,765 3,796,319
New Residential Mortgage Loan Trust
(c)
Series 2025-NQM1  Class A1
01/25/2065 5.643% 2,038,265 2,053,102
NYMT Loan Trust
(c),(d)
Series 2026-INV2  Class A1
04/25/2061 5.475% 12,641,000 12,661,273
OBX Trust
(c),(d)
Series 2024-NQM17  Class A1
11/25/2064 5.610% 3,203,173 3,215,037
PRKCM Trust
(c),(d)
Series 2021-AFC1  Class A3
08/25/2056 2.069% 3,860,768 3,373,453
Series 2021-AFC1  Class M1
08/25/2056 3.114% 4,516,000 3,313,612
PRPM LLC
(c)
Series 2023-RCF2  Class A2
11/25/2053 4.000% 2,557,000 2,506,363
Series 2024-RCF6  Class A2
10/25/2064 4.000% 1,850,000 1,792,199
Series 2024-RCF6  Class A3
10/25/2064 4.000% 1,650,000 1,592,760
Series 2025-2  Class A1
05/25/2030 6.469% 2,965,838 2,957,680
PRPM Trust
(c)
Series 2024-NQM4  Class A1
12/26/2069 5.674% 2,938,115 2,949,625
Series 2024-NQM4  Class A3
12/26/2069 6.131% 3,085,021 3,098,642
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities (continued)
PRPM Trust
(c),(d)
Series 2025-NQM6  Class A1
12/25/2070 4.986% 7,090,674 7,050,624
RCO Trust
(c)
Series 2025-PR1  Class A
03/02/2055 6.250% 3,005,082 2,972,182
Starwood Mortgage Residential Trust
(c),(d)
Series 2019-INV1  Class A3
09/27/2049 2.916% 276,018 274,359
Series 2020-3  Class A3
04/25/2065 2.591% 5,000,000 4,579,677
Series 2020-3  Class M1
04/25/2065 3.544% 2,800,000 2,523,625
Series 2020-INV1  Class A2
11/25/2055 1.439% 1,142,421 1,112,348
Series 2020-INV1  Class A3
11/25/2055 1.593% 432,416 421,194
Series 2021-3  Class A1
06/25/2056 1.127% 553,048 480,705
Towd Point Mortgage Trust
(c),(d)
Series 2019-4  Class M1B
10/25/2059 3.000% 10,000,000 8,500,367
TRK Trust
(c),(d)
Series 2021-INV2  Class A1
11/25/2056 1.966% 3,628,369 3,262,388
Verus Securitization Trust
(c),(d)
Series 2021-4  Class A2
07/25/2066 1.247% 2,836,638 2,431,914
Visio Trust
(c)
Series 2020-1R  Class A3
11/25/2055 1.873% 397,750 385,960
Series 2021-1R  Class A1
05/25/2056 1.280% 1,029,825 963,303
1 1 1 1 1
Total Non-Agency Collateralized Mortgage
Obligation Securities
(Cost $ 328,523,806 ) 322,916,029
1 1
Non-Agency Commercial Mortgage-Backed Securities 1 .1%
BHMS Commercial Mortgage Trust
(b),(c)
Series 2025-ATLS  Class A
1 mo. USD Term SOFR + 1.850%
Floor 2.000%
08/15/2042 5.523% 2,800,000 2,801,799
BX Commercial Mortgage Trust
(b),(c)
Series 2024-SLCT  Class A
1 mo. USD Term SOFR + 1.323%
Floor 1.000%
01/15/2042 4.996% 5,700,000 5,664,378
CSMC Trust
(c)
Series 2014-USA  Class A2
09/15/2037 3.953% 6,220,000 5,695,292

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
59,382,559
728,449,805
(787,825,230)
(7,134)
—
—
9,585
2,883,084
—
1
Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Hilton USA Trust
(c),(f),(i)
Series 2016-SFP  Class D
11/05/2035 4.927% 1,646,000 157,248
One New York Plaza Trust
(b),(c)
Series 2020-1NYP  Class B
1 mo. USD Term SOFR + 1.614%
Floor 2.000%
01/15/2036 5.287% 5,000,000 4,822,456
SFO Commercial Mortgage Trust
(b),(c)
Series 2021-555  Class A
1 mo. USD Term SOFR + 1.264%
Floor 1.000%
05/15/2038 4.937% 2,350,000 2,345,593
1 1 1 1 1
Total Non-Agency Commercial Mortgage-
Backed Securities
(Cost $ 23,570,233 ) 21,486,766
1 1
U.S. Treasury Obligations 1 .2%
U.S. Treasury Bonds
02/15/2046 4.625% 9,150,000 8,818,313
08/15/2055 4.750% 12,007,700 11,698,126
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
02/15/2036 4.125% 1,800,000 1,771,875
1 1 1 1 1
Total U.S. Treasury Obligations
(Cost $ 22,566,415 ) 22,288,314
1 1
Issuer . Shares . Value ($)
Money Market Funds 10 .1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, 3.599%
(j)
195,182,657 195,182,657
1 1 1
Total Money Market Funds
(Cost $ 195,182,657 ) 195,182,657
1 1
Total Investments in Securities
(k)
(Cost $ 2,290,848,050 ) 2,277,395,952
Other Assets & Liabilities, Net (346,393,114)
Net Assets 1,931,002,838
(a) Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(b) Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(c) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $752,274,294, which represents 38.96% of total net assets.
(d) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.
(e) Represents a security purchased on a when-issued basis.
(f) Non-income producing investment.
(g) Valuation based on significant unobservable inputs.
(h) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $19,150,000, which represents 0.99% of total net assets.
(i) Represents a security in default.
(j) The rate shown is the seven-day current annualized yield at March 31, 2026.
(k) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended
March 31, 2026 are as follows:
Abbreviation Legend
CMT Constant Maturity Treasury
SOFR Secured Overnight Financing Rate

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

At March 31, 2026, securities and/or cash totaling $9,998,434 were pledged as collateral.
Investments in Derivatives
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the
Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at March 31,
2026:
REMIC(S) Real Estate Mortgage Investment Conduit(s)
TBA To Be Announced
Currency Legend
USD US Dollar
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures 1,559 06/2026 USD 173,122,078 — (574,250)
CBOT U.S. Long Bond Futures 351 06/2026 USD 39,970,125 — (16,375)
Ultra U.S. Treasury Bond Futures 713 06/2026 USD 83,109,063 — (248,562)
Total — (839,187)
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 2 Year U.S. Treasury Notes Futures (790) 06/2026 USD (163,881,796) — (177,320)
CBOT 5 Year U.S. Treasury Notes Futures (367) 06/2026 USD (39,701,946) 147,883 —
Total 147,883 (177,320)
Asset derivatives
Risk exposure
category
Statement
of assets and liabilities
location Fair value ($)
Interest rate risk Component of total distributable earnings (loss) — unrealized appreciation on futures contracts 147,883 *
Total – 147,883
Liability derivatives
Risk exposure
category
Statement
of assets and liabilities
location Fair value ($)
Interest rate risk Component of total distributable earnings (loss) — unrealized depreciation on futures contracts 1,016,507 *
Total – 1,016,507
* Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of
Operations for the year ended March 31, 2026:
The following table is a summary of the average monthly outstanding volume by derivative instrument for the year ended March 31, 2026:
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of
Operations for the year ended April 30, 2025:
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended April 30, 2025:
Amount of realized gain (loss) on derivatives recognized in Income
Risk exposure category
Futures
contracts
($)
Option
contracts
purchased
($)
Option
contracts
written
($)
Total
($)
Interest rate risk 3,023,229 (713,218) 223,594 2,533,605
Total 3,023,229 (713,218) 223,594 2,533,605
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category
Futures
contracts
($)
Option
contracts
purchased
($)
Option
contracts
written
($)
Total
($)
Interest rate risk (3,839,888) 126,689 26,087 (3,687,112)
Total (3,839,888) 126,689 26,087 (3,687,112)
Derivative instrument
Average notional
amounts ($)
Futures contracts — long 288,662,892
Futures contracts — short 138,814,497
Derivative instrument
Average
value ($)
Option contracts purchased 33,418
Option contracts written (8,656)
Amount of realized gain (loss) on derivatives recognized in Income
Risk exposure category
Futures
contracts
($)
Option
contracts
purchased
($)
Option
contracts
written
($)
Total
($)
Interest rate risk (1,272,194) (1,121,400) 92,853 (2,300,741)
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category
Futures
contracts
($)
Option
contracts
purchased
($)
Option
contracts
written
($)
Total
($)
Interest rate risk 3,513,588 257,321 (26,087) 3,744,822
Derivative instrument
Average notional
amounts ($)
Futures contracts — long 259,159,488
Futures contracts — short 19,044,591

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
Derivative instrument
Average
value ($)
Option contracts purchased 1,364,480
Option contracts written (13,113)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Agency Collateralized Mortgage Obligation
Securities — 194,829,029 — 194,829,029
Agency Mortgage-Backed Securities — 730,868,505 — 730,868,505
Common Stocks
Consumer Staples 13 — — 13
Energy 73 — — 73
Financials 1,609 — — 1,609
Total Common Stocks 1,695 — — 1,695
Corporate Bonds — 432,072,255 — 432,072,255
Non-Agency Asset-Backed Securities — 252,902,937 24,850,000 277,752,937
Non-Agency Collateralized Loan Obligations
Securities — 79,997,765 — 79,997,765
Non-Agency Collateralized Mortgage Obligation
Securities — 322,916,029 — 322,916,029

Portfolio of Investments
(continued)
Columbia Core Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable or unobservable inputs were used to determine fair value:
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at March 31, 2026:
The appropriateness of fair values for these securities is monitored on an ongoing basis, which may include results of back testing. manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Non-Agency Commercial Mortgage-Backed
Securities — 21,486,766 — 21,486,766
U.S. Treasury Obligations — 22,288,314 — 22,288,314
Money Market Funds 195,182,657 — — 195,182,657
Total Investments in Securities 195,184,352 2,057,361,600 24,850,000 2,277,395,952
Investments in Derivatives
Asset
Futures Contracts 147,883 — — 147,883
Liability
Futures Contracts (1,016,507) — — (1,016,507)
Total 194,315,728 2,057,361,600 24,850,000 2,276,527,328
Balance
as of
04/30/2025
Increase
(decrease)
in accrued
discounts/
premiums
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Purchases Sales
Transfers
into
Level 3
Transfers
out of
Level 3
Balance
as of
03/31/2026
($) ($) ($) ($) ($) ($) ($) ($) ($)
Non-Agency Asset-Backed
Securities 4,200,000 — — — 20,810,214 (160,214) — — 24,850,000
Valuation Technique Value ($)
Non-Agency Asset-Backed Securities Single Market Quotes from Broker 24,850,000
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Core Bond ETF
March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $2,290,848,050) $ 2,277,395,952
Cash 12,777,535
Cash collateral held at broker for: —
Futures 8,479,434
TBA 1,519,000
Receivable for: –
Investments sold on a delayed delivery basis 287,687,820
Capital shares sold 18,008,870
Dividends 328,531
Interest 9,357,830
Variation margin for futures contracts 539,657
Other assets 1,028
Total assets 2,616,095,657
Liabilities
Payable for: —
Investments purchased 33,310,068
Investments purchased on a delayed delivery basis 651,451,051
Investment management fees 248,786
Accounting services fees 15,281
Legal fees 9,468
State registration fees 8,085
Custodian fees 6,963
Printing and postage fees 5,133
Reorganization fees 37,284
Commitment fee for bank credit facility 367
Compensation of board members 333
Total liabilities 685,092,819
Net assets applicable to outstanding capital stock $ 1,931,002,838
Represented by:
Paid in capital
$ 2,103,780,083
Total distributable earnings (loss) (172,777,245)
Total - representing net assets applicable to outstanding capital stock $ 1,931,002,838
Net assets
$ 1,931,002,838
Shares outstanding
64,328,353
Net asset value per share
$ 30.02

Statement of Operations
Columbia Core Bond ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Year Ended
March 31, 2026
(a),(b)
Year Ended
April 30, 2025
(a)
Net investment income
Income:
Dividends - unaffiliated issuers $ 230,436 $ 63
Dividends - affiliated issuers 2,883,084 3,141,637
Interest 52,269,078 42,145,550
Interfund lending 4,574 8,299
Total income 55,387,172 45,295,549
Expenses:
Investment management fees 5,602,947 4,656,738
Distribution and/or service fees – –
Class A 249,048 244,105
Transfer agent fees – –
Class A 92,002 102,302
Advisor Class — 1,664
Institutional Class 81,526 85,431
Institutional 2 Class 18,076 18,334
Institutional 3 Class 32,943 36,303
Class S 5,338 4,182
Custodian fees 35,258 31,904
Printing and postage fees 24,115 23,439
Registration fees 114,559 98,896
Accounting services fees 37,320 42,411
Legal fees 30,239 25,402
Interest on collateral — 78,399
Reorganization fees 241,700 —
Compensation of chief compliance officer — 166
Compensation of board members 19,922 20,965
Deferred compensation of board members 14,820 9,492
Other expenses 31,763 32,071
Total expenses 6,631,576 5,512,204
Fees waived or expenses reimbursed by Investment Manager and its affiliates (1,469,002) (1,380,684)
Expense reduction (380) (400)
Total net expenses 5,162,194 4,131,120
Net investment income 50,224,978 41,164,429
Realized and unrealized gain (loss) - net
Net realized gain (loss) – –
Investments - unaffiliated issuers 485,340 118,253
Investments - affiliated issuers 9,585 2,061
Foreign currency translations (7) —
Futures contracts 3,023,229 (1,272,194)
Option contracts purchased (713,218) (1,121,400)
Option contracts written 223,594 92,853
Net realized gain (loss) 3,028,523 (2,180,427)
Net change in unrealized appreciation (depreciation) on: – –
Investments - unaffiliated issuers 1,975,079 42,602,216
Investments - affiliated issuers (7,134) 2,742
Futures contracts (3,839,888) 3,513,588
Option contracts purchased 126,689 257,321
Option contracts written 26,087 (26,087)
Net change in unrealized appreciation (depreciation) (1,719,167) 46,349,780
Net realized and unrealized gain 1,309,356 44,169,353
Net increase in net assets resulting from operations 51,534,334 85,333,782
(a) Effective March 16, 2026, pursuant to an Agreement and Plan of Reorganization (the Reorganization), the Columbia Bond Fund (the Predecessor Fund) transferred all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund.  Amounts disclosed are inclusive of those of the Predecessor Fund, including all class level information, prior to the Reorganization. Refer to Note 1. Organization, in the Notes to Financial Statements, for
more information.

Statement of Operations
(continued)
Columbia Core Bond ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

(b) For the period from May 1, 2025 to March 31, 2026. During the period, the Fund’s fiscal year end was changed from April 30 to March 31.

Statement of Changes in Net Assets
Columbia Core Bond ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

ND
Year Ended
March 31, 2026
(a),(b)
Year Ended
April 30, 2025
(a)
Year Ended
April 30, 2024
(a)
Operations – – –
Net investment income $ 50,224,978 $ 41,164,429 $ 40,814,865
Net realized gain (loss) 3,028,523 (2,180,427) (37,055,569)
Net change in unrealized appreciation (depreciation) (1,719,167) 46,349,780 (6,688,801)
Net increase (decrease) in net assets resulting from operations 51,534,334 85,333,782 (2,929,505)
Distributions to Shareholders – – –
Net investment income and net realized gains
Class A (4,050,461) (3,972,834) (3,410,555)
Advisor Class — (72,337) (51,277)
Class C — — (118,311)
Institutional Class (3,826,091) (3,519,993) (3,509,174)
Institutional 2 Class (1,510,684) (1,449,274) (1,100,547)
Institutional 3 Class (37,685,575) (31,697,089) (32,878,457)
Class R — — (9,099)
Class S (247,149) (175,556) —
Class V — — (136,223)
Total distributions to shareholders (47,319,960) (40,887,083) (41,213,643)
Increase (decrease) in net assets from capital stock activity 925,884,962 110,604,310 (73,267,843)
Total Increase (decrease) in net assets 930,099,336 155,051,009 (117,410,991)
Net assets beginning of year 1,000,903,502 845,852,493 963,263,484
Net assets at end of year $ 1,931,002,838 $ 1,000,903,502 $ 845,852,493
(a) Effective March 16, 2026, pursuant to an Agreement and Plan of Reorganization (the Reorganization), the Columbia Bond Fund (the Predecessor Fund) transferred all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund.  Amounts disclosed are inclusive of those of the Predecessor Fund, including all class level information, prior to the Reorganization. Refer to Note 1. Organization, in the Notes to Financial Statements, for
more information.
(b) For the period from May 1, 2025 to March 31, 2026. During the period, the Fund’s fiscal year end was changed from April 30 to March 31.
Year Ended
March 31, 2026
(a),(b)
Year Ended
April 30, 2025
(a)
Year Ended
April 30, 2024
(a)
Shares
Dollars ($)
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares sold
(c)
31,817,327 953,411,014 — — — —
Distribution reinvested
(c)
776,825 23,470,448 — — — —
Shares redeemed
(c)
(2,707,638) (81,393,682) — — — —
Conversion 8,929,593 267,751,166 — — — —
Net increase 38,816,107 1,163,238,946 — — — —
Class A
Shares sold 1,406,519 42,421,162 1,068,975 31,749,542 953,801 27,481,020
Distribution reinvested 119,545 3,597,136 119,955 3,548,792 103,547 2,982,364
Shares redeemed (1,227,312) (36,884,695) (661,790) (19,514,211) (615,341) (17,676,807)
Conversion (3,900,517) (116,653,496) — — — —
Net increase (decrease) (3,601,765) (107,519,893) 527,140 15,784,123 442,007 12,786,577
Advisor Class
Shares sold — — 220,975 6,727,141 12,809 372,143
Distribution reinvested — — 1,739 51,405 1,770 50,909
Shares redeemed — — (263,505) (7,720,989) (12,977) (374,474)
Net increase (decrease) — — (40,791) (942,443) 1,602 48,578
Class C
Shares sold — — — — 41,836 1,210,104
Distribution reinvested — — — — 3,776 108,636
Shares redeemed — — — — (165,970) (4,755,377)
Net decrease — — — — (120,358) (3,436,637)

Statement of Changes in Net Assets
(continued)
Columbia Core Bond ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Year Ended
March 31, 2026
(a),(b)
Year Ended
April 30, 2025
(a)
Year Ended
April 30, 2024
(a)
Shares
Dollars ($)
Shares
Dollars ($)
Shares
Dollars ($)
Institutional Class
Shares sold 1,889,843 56,818,623 2,189,913 64,783,631 1,128,798 32,693,971
Distribution reinvested 116,414 3,504,873 107,834 3,191,962 113,015 3,254,566
Shares redeemed (1,297,863) (38,965,511) (1,651,951) (49,058,565) (1,927,920) (55,039,087)
Conversion (3,686,128) (110,274,221) — — — —
Net increase (decrease) (2,977,734) (88,916,236) 645,796 18,917,028 (686,107) (19,090,550)
Institutional 2 Class
Shares sold 805,182 23,883,093 638,568 18,939,904 811,991 23,579,785
Distribution reinvested 50,327 1,510,004 49,072 1,448,567 38,261 1,100,349
Shares redeemed (832,822) (25,050,696) (551,462) (16,137,281) (913,447) (26,211,008)
Conversion (1,157,182) (34,525,193) — — — —
Net increase (decrease) (1,134,495) (34,182,792) 136,178 4,251,190 (63,195) (1,530,874)
Institutional 3 Class
(d)
Shares sold — — 3,559,136 105,522,318 3,968,117 115,627,851
Distribution reinvested — — 561,667 16,648,768 669,145 19,287,823
Shares redeemed — — (1,899,499) (56,358,887) (6,575,880) (191,397,936)
Net increase (decrease) — — 2,221,304 65,812,199 (1,938,618) (56,482,262)
Class R
Shares sold — — — — 1,980 57,285
Distribution reinvested — — — — 302 8,698
Shares redeemed — — — — (10,602) (307,947)
Net decrease — — — — (8,320) (241,964)
Class S
Shares sold 317 9,484 257,192 7,736,325 — —
Distribution reinvested 8,211 247,015 5,941 175,485 — —
Shares redeemed (23,020) (693,306) (38,116) (1,129,597) — —
Conversion (210,525) (6,298,256) — — — —
Net increase (decrease) (225,017) (6,735,063) 225,017 6,782,213 — —
Class V
Shares sold — — — — 769 22,313
Distribution reinvested — — — — 3,312 94,239
Shares redeemed — — — — (189,742) (5,437,263)
Net decrease — — — — (185,661) (5,320,711)
Total net increase (decrease) 30,877,096 925,884,962 3,714,644 110,604,310 (2,558,650) (73,267,843)
(a) Effective March 16, 2026, pursuant to an Agreement and Plan of Reorganization (the Reorganization), the Columbia Bond Fund (the Predecessor Fund) transferred all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund.  Amounts disclosed are inclusive of those of the Predecessor Fund, including all class level information, prior to the Reorganization. Refer to Note 1. Organization, in the Notes to Financial Statements, for
more information.
(b) For the period from May 1, 2025 to March 31, 2026. During the period, the Fund’s fiscal year end was changed from April 30 to March 31.
(c) Includes capital stock activity for the Acquiring Fund after the Reorganization and the Predecessor Fund's Institutional 3 Class prior to the Reorganization.
(d) Predecessor Fund Institutional 3 Class capital stock activity prior to the Reorganization during the year ended March 31, 2026, is included within the Acquiring Fund capital stock activity after the Reorganization.

Financial Highlights
Columbia Core Bond ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended
March 31,
2026
(a),(b)
Year Ended April 30,
2025
(b)
2024
(b)
2023
(b)
2022
(b)
2021
(b),(c)
Per share data
Net asset value, beginning of period $ 29 .94 $ 28 .46 $ 29 .84 $ 31 .45 $ 35 .45 $ 34 .95
Income (loss) from investment operations:
Net investment income 1 .20 1 .31 1 .31 1 .04 0 .63 0 .79
Net realized and unrealized gain (loss) 0 .03 1 .47 ( 1 .37 ) ( 1 .61 ) ( 4 .01 ) 1 .42
Total from investment operations 1 .23 2 .78 ( 0 .06 ) ( 0 .57 ) ( 3 .38 ) 2 .21
Less distributions to shareholders from:
Net investment income ( 1 .15 ) ( 1 .30 ) ( 1 .32 ) ( 1 .04 ) ( 0 .62 ) ( 0 .85 )
Net realized gains — — — — — ( 0 .86 )
Total distributions to shareholders ( 1 .15 ) ( 1 .30 ) ( 1 .32 ) ( 1 .04 ) ( 0 .62 ) ( 1 .71 )
Net asset value, end of period $ 30 .02 $ 29 .94 $ 28 .46 $ 29 .84 $ 31 .45 $ 35 .45
Total Return at NAV 4 .15% 9 .92% ( 0 .16 ) % ( 1 .74 ) % ( 9 .70 ) % 6 .31%
Ratios to average net assets
Total gross expenses
(d)
0 .52%
(e)
0 .54%
(f)
0 .54%
(g)
0 .54%
(g)
0 .53%
(g)
0 .55%
(g)
Total net expenses
(d) ,(h)
0 .40%
(e)
0 .39%
(f)
0 .39%
(g)
0 .40%
(g)
0 .40%
(g)
0 .40%
(g)
Net investment income 4 .36% 4 .44% 4 .51% 3 .47% 1 .81% 2 .22%
Supplemental data
Net assets, end of period (in thousands) $ 1,931,003 $ 763,812 $ 662,870 $ 752,943 $ 836,474 $ 925,195
Portfolio turnover 211% 228% 262% 260% 224% 227%
Notes to Financial Highlights
(a) For the period from May 1, 2025 to March 31, 2026. During the period, the Fund’s fiscal year end was changed from April 30 to March 31.
(b) Effective March 16, 2026, pursuant to an Agreement and Plan of Reorganization (the Reorganization), the Columbia Bond Fund (the Predecessor Fund) transferred all of its assets and liabilities to Columbia Core Bond ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund. Following the Reorganization, performance and financial history of the Predecessor Fund have been adopted by the Acquiring Fund and will be used going forward. Amounts disclosed are inclusive of
Institutional 3 Class of the Predecessor Fund, prior to the Reorganization. Refer to Note 1. Organization, in the Notes to Financial Statements, for more information.
(c) Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(d) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(e) Ratios include reorganization fee expenses. If reorganization fee expenses had been excluded, expenses would have been lower by 0.01%.
(f) Ratios include interest on collateral expense. If interest on collateral expense had been excluded, expenses would have been lower by 0.01%.
(g) Ratios include interest on collateral expense. If interest on collateral expense had been excluded, expenses would have been lower by less than 0.01%.
(h) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia Core Plus Bond ETF, March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Collateralized Mortgage Obligation Securities 7 .5%
Federal National Mortgage Association REMICS
(a),(b)
Series 2024-74  Class SW
-1.0 x 30 day USD SOFR Average + 6.000%
09/25/2054 2.338% 282,354 24,556
Series 2025-102  Class SC
-1.0 x 30 day USD SOFR Average + 6.020%
12/25/2055 2.358% 979,594 95,708
Series 2025-104  Class SC
-1.0 x 30 day USD SOFR Average + 5.550%
12/25/2055 1.888% 965,643 69,816
Series 2025-87  Class SA
-1.0 x 30 day USD SOFR Average + 5.900%
10/25/2055 2.238% 966,889 84,379
Federal National Mortgage Association REMICS
(a)
Series 2020-87  Class JI
12/25/2050 3.500% 273,346 58,880
Government National Mortgage Association REMICS
(a),(b)
Series 2022-135  Class SE
-1.0 x 30 day USD SOFR Average + 6.050%
08/20/2052 2.377% 436,895 43,062
Series 2024-126  Class SG
-1.0 x 30 day USD SOFR Average + 6.650%
08/20/2054 2.977% 369,434 41,221
Series 2024-204  Class ES
-1.0 x 30 day USD SOFR Average + 6.050%
12/20/2054 2.377% 442,884 47,656
Series 2025-150  Class MS
-1.0 x 30 day USD SOFR Average + 4.350%
09/20/2055 0.677% 581,421 15,279
Series 2025-194  Class SL
-1.0 x 30 day USD SOFR Average + 6.080%
11/20/2055 2.407% 199,113 22,117
Government National Mortgage Association REMICS
(b)
Series 2025-149  Class FP
30 day USD SOFR Average + 1.100%
Floor 1.000%
09/20/2055 4.773% 244,600 245,443
1 1 1 1 1
Total Agency Collateralized Mortgage
Obligation Securities
(Cost $ 740,752 ) 748,117
1 1
Agency Mortgage-Backed Securities 33 .1%
Federal Home Loan Mortgage Corp.
04/01/2056 4.500% 250,000 241,786
04/01/2056 4.500% 250,000 241,693
04/01/2056 5.000% 250,000 247,546
Federal National Mortgage Association
10/01/2052 4.000% 197,954 187,545
01/01/2055 6.000% 193,192 198,252
01/01/2056 5.000% 244,280 241,916
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Agency Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Security, TBA
(c)
04/01/2056 3.000% 300,000 263,454
04/01/2056 3.500% 450,000 412,490
04/01/2056 4.000% 325,000 306,645
04/01/2056 5.000% 963,400 950,035
1 1 1 1 1
Total Agency Mortgage-Backed Securities
(Cost $ 3,285,642 ) 3,291,362
1 1
Corporate Bonds 23 .9%
Advertising 0.3%
Clear Channel Outdoor Holdings, Inc.
(d)
06/01/2029 7.500% 27,000 27,109
1 1 1 1 27,109
Aerospace & Defense 0.6%
Boeing Co.
05/01/2060 5.930% 25,000 24,067
TransDigm, Inc.
(d)
01/31/2034 6.750% 40,000 40,535
Total 64,602
Auto Parts & Equipment 1.0%
American Axle & Manufacturing, Inc.
(d)
10/15/2033 7.750% 37,000 36,025
ZF North America Capital, Inc.
(d)
03/24/2031 7.500% 65,000 63,773
Total 99,798
Banks 3.4%
Bank of America Corp.
(b)
1 day USD SOFR + 1.130%
02/06/2037 5.045% 120,000 118,392
JPMorgan Chase & Co.
(b)
1 day USD SOFR + 1.190%
10/22/2036 4.810% 29,000 28,150
1 day USD SOFR + 1.070%
01/22/2037 4.898% 35,000 34,240
Morgan Stanley
(b)
1 day USD SOFR + 1.178%
07/21/2032 2.239% 170,000 148,858
Total 329,640
Beverages 1.0%
Bacardi Ltd./Bacardi-Martini BV
(d)
06/15/2033 5.400% 103,000 102,118
1 1 1 1 102,118

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Chemicals 1.6%
INEOS Finance PLC
(d)
04/15/2029 7.500% 72,000 69,865
Olympus Water U.S. Holding Corp.
(d)
02/15/2033 7.250% 35,000 33,453
WR Grace Holdings LLC
(d)
08/15/2029 5.625% 57,000 52,344
Total 155,662
Commercial Services 0.7%
ERAC USA Finance LLC
(d)
05/01/2028 4.600% 48,000 48,218
Herc Holdings, Inc.
(d)
06/15/2033 7.250% 23,000 23,615
Total 71,833
Computers 0.2%
McAfee Corp.
(d)
02/15/2030 7.375% 21,000 17,323
1 1 1 1 17,323
Diversified Financial Services 0.3%
OneMain Finance Corp.
03/15/2033 6.500% 35,000 33,489
1 1 1 1 33,489
Electric 0.8%
NRG Energy, Inc.
(d)
02/15/2031 3.625% 23,000 21,241
Vistra Operations Co. LLC
(d)
04/15/2032 6.875% 25,000 25,870
XPLR Infrastructure Operating Partners LP
(d)
03/15/2033 8.625% 35,000 37,006
Total 84,117
Entertainment 0.3%
Caesars Entertainment, Inc.
(d)
10/15/2032 6.000% 14,000 12,886
Six Flags Entertainment Corp.
(d)
05/15/2031 7.250% 22,000 21,238
Total 34,124
Food 0.4%
Mars, Inc.
(d)
03/01/2035 5.200% 37,000 37,336
1 1 1 1 37,336
Healthcare Products 0.2%
Abbott Laboratories
03/15/2036 4.650% 15,000 14,655
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
GE HealthCare Technologies, Inc.
12/15/2028 4.150% 7,000 6,953
Total 21,608
Healthcare Services 2.3%
Centene Corp.
10/15/2030 3.000% 65,000 56,952
HCA, Inc.
04/01/2031 5.450% 54,000 55,369
Tenet Healthcare Corp.
(d)
11/15/2032 5.500% 40,000 39,636
UnitedHealth Group, Inc.
06/15/2035 5.300% 80,000 81,610
Total 233,567
Insurance 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
(d)
10/01/2032 7.375% 29,000 28,467
1 1 1 1 28,467
Internet 0.8%
Amazon.com, Inc.
03/13/2036 4.875% 14,000 13,870
03/13/2046 5.650% 10,000 9,967
ION Platform Finance U.S., Inc./ION Platform Finance SARL
(d)
05/15/2028 5.750% 34,000 32,043
Meta Platforms, Inc.
08/15/2064 5.550% 35,000 31,435
Total 87,315
Leisure Time 0.2%
Viking Cruises Ltd.
(d)
10/15/2033 5.875% 19,000 18,793
1 1 1 1 18,793
Media 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
(d)
03/01/2030 4.750% 68,000 64,496
Charter Communications Operating LLC/Charter
Communications Operating Capital
06/30/2062 3.950% 7,000 4,121
CSC Holdings LLC
(d)
02/01/2028 5.375% 25,000 18,507
Virgin Media Finance PLC
(d)
07/15/2030 5.000% 23,000 18,863
Total 105,987

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Oil & Gas 1.9%
APA Corp.
02/15/2055 6.750% 13,000 13,061
Hilcorp Energy I LP/Hilcorp Finance Co.
(d)
02/15/2035 7.250% 21,000 20,941
Occidental Petroleum Corp.
10/01/2054 6.050% 41,000 39,827
Permian Resources Operating LLC
(d)
01/15/2032 7.000% 21,000 21,791
Petroleos Mexicanos
06/15/2035 6.625% 53,000 49,212
SM Energy Co.
(d)
06/15/2033 9.625% 22,000 24,346
Sunoco LP
(d)
05/01/2032 7.250% 20,000 20,711
Total 189,889
Pharmaceuticals 3.4%
AbbVie, Inc.
03/15/2031 4.125% 250,000 246,398
CVS Health Corp.
09/15/2035 5.450% 80,000 80,270
Total 326,668
Pipelines 1.1%
Delek Logistics Partners LP/Delek Logistics Finance Corp.
(d)
03/15/2029 8.625% 23,000 23,805
Energy Transfer LP
05/15/2054 5.950% 20,000 18,772
Venture Global LNG, Inc.
(b),(d),(e)
5 yr. CMT + 5.440%
09/30/2029 9.000% 30,000 29,864
Venture Global Plaquemines LNG LLC
(d)
01/15/2036 6.750% 34,000 35,976
Total 108,417
Semiconductors 0.3%
Broadcom, Inc.
(d)
11/15/2036 3.187% 32,000 26,745
1 1 1 1 26,745
Software 0.7%
Cloud Software Group, Inc.
(d)
09/30/2029 9.000% 34,000 32,802
Fidelity National Information Services, Inc.
03/10/2028 4.450% 5,000 4,985
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Oracle Corp.
02/04/2066 6.850% 40,000 36,725
Total 74,512
Telecommunications 0.7%
T-Mobile USA, Inc.
07/15/2033 5.050% 70,000 70,432
1 1 1 1 70,432
Transportation 0.3%
Canadian Pacific Railway Co.
03/15/2029 4.000% 4,000 3,954
12/02/2031 2.450% 32,000 28,428
Total 32,382
Total Corporate Bonds
(Cost $ 2,390,300 ) 2,381,933
1 1
Foreign Government Obligations
(f)
2 .1%
Dominican Republic 1.0%
Dominican Republic International Bonds
(d)
01/25/2027 5.950% 100,000 100,497
1 1 1 1 100,497
Romania 1.1%
Romania Government International Bonds
(d)
03/24/2035 5.750% 120,000 113,305
1 1 1 1 113,305
Total Foreign Government Obligations
(Cost $ 214,086 ) 213,802
1 1
Non-Agency Asset-Backed Securities 15 .3%
GITSIT Mortgage Loan Trust
(d)
Series 2025-NPL2  Class A1
12/25/2055 5.425% 402,554 400,106
Lendbuzz Securitization Trust
(d)
Series 2025-2A  Class A2
05/15/2030 5.180% 171,304 171,732
MPOWER Education Trust
(d)
Series 2025-A  Class A
07/21/2042 6.620% 125,854 127,529
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
(d)
Series 2024-6  Class B
11/15/2031 6.589% 156,445 157,025
Pagaya AI Debt Trust
(d)
Series 2024-3  Class C
10/15/2031 7.297% 152,220 152,554
Reach ABS Trust
(d)
Series 2026-1A  Class A
02/15/2033 4.320% 82,799 82,829

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Asset-Backed Securities (continued)
Research-Driven Pagaya Motor Asset Trust
(d)
Series 2026-R1A  Class A
07/25/2034 5.659% 50,000 50,050
Saluda Grade Alternative Mortgage Trust
(d),(g)
Series 2025-FIG6  Class A1
01/25/2056 5.178% 379,379 377,068
1 1 1 1 1
Total Non-Agency Asset-Backed Securities
(Cost $ 1,524,986 ) 1,518,893
1 1
Non-Agency Collateralized Loan Obligations Securities 5 .5%
GoldenTree Loan Management U.S. CLO 27
Ltd.
(b),(d)
Series 2025-27A  Class A
3 mo. USD Term SOFR + 1.190%
Floor 1.000%
01/20/2039 4.909% 250,000 249,382
Madison Park Funding XLVII Ltd.
(b),(d)
Series 2020-47A  Class A2R
3 mo. USD Term SOFR + 1.740%
Floor 2.000%
04/19/2037 5.408% 300,000 298,713
1 1 1 1 1
Total Non-Agency Collateralized Loan
Obligations Securities
(Cost $ 550,889 ) 548,095
1 1
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Non-Agency Collateralized Mortgage Obligation Securities 11 .2%
Angel Oak Mortgage Trust
(d)
Series 2025-13  Class A1
10/25/2070 4.929% 291,453 289,442
Ellington Financial Mortgage Trust
(d),(g)
Series 2025-NQM6  Class A1
12/25/2070 5.001% 340,359 338,482
HOMES Trust
(d)
Series 2025-AFC2  Class A1A
06/25/2060 5.471% 122,113 122,507
HTAP Issuer Trust
(d)
Series 2025-1  Class A
11/25/2042 6.500% 359,436 360,795
1 1 1 1 1
Total Non-Agency Collateralized Mortgage
Obligation Securities
(Cost $ 1,115,782 ) 1,111,226
1 1
Issuer . Shares . Value ($)
Money Market Funds 21 .7%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, 3.599%
(h)
2,163,025 2,163,025
1 1 1
Total Money Market Funds
(Cost $ 2,163,025 ) 2,163,025
1 1
Total Investments in Securities
(Cost $ 11,985,462 ) 11,976,453
Other Assets & Liabilities, Net (2,020,111)
Net Assets 9,956,342
(a) Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(b) Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(c) Represents a security purchased on a when-issued basis.
(d) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $4,519,757, which represents 45.40% of total net assets.
(e) Perpetual security with no specified maturity date.
(f) Principal and interest may not be guaranteed by a governmental entity.
(g) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.
(h) The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
CMT Constant Maturity Treasury
SOFR Secured Overnight Financing Rate
REMIC(S) Real Estate Mortgage Investment Conduit(s)
TBA To Be Announced

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

At March 31, 2026, securities and/or cash totaling $88,091 were pledged as collateral.
Investments in Derivatives
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the
Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at March 31,
2026:
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of
Operations for the year ended March 31, 2026:
Currency Legend
USD US Dollar
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures 3 06/2026 USD 333,141 — (4,641)
CBOT U.S. Long Bond Futures 3 06/2026 USD 341,625 — (10,557)
Ultra 10 Year U.S. Treasury Notes Futures 6 06/2026 USD 681,094 — (15,281)
Ultra U.S. Treasury Bond Futures 9 06/2026 USD 1,049,062 — (35,690)
Total — (66,169)
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 2 Year U.S. Treasury Notes Futures (11) 06/2026 USD (2,281,898) 15,766 —
CBOT 5 Year U.S. Treasury Notes Futures (13) 06/2026 USD (1,406,336) 12,151 —
Total 27,917 —
Asset derivatives
Risk exposure
category
Statement
of assets and liabilities
location Fair value ($)
Interest rate risk Component of total distributable earnings (loss) — unrealized appreciation on futures contracts 27,917 *
Total – 27,917
Liability derivatives
Risk exposure
category
Statement
of assets and liabilities
location Fair value ($)
Interest rate risk Component of total distributable earnings (loss) — unrealized depreciation on futures contracts 66,169 *
Total – 66,169
* Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is a summary of the average monthly outstanding volume by derivative instrument for the year ended March 31, 2026:
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
Amount of realized gain (loss) on derivatives recognized in Income
Risk exposure category
Futures
contracts
($)
Interest rate risk 24,976
Total 24,976
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category
Futures
contracts
($)
Interest rate risk (38,252)
Total (38,252)
Derivative instrument
Average notional
amounts ($)
Futures contracts — long 3,112,153
Futures contracts — short 2,983,555

Portfolio of Investments
(continued)
Columbia Core Plus Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Agency Collateralized Mortgage Obligation
Securities — 748,117 — 748,117
Agency Mortgage-Backed Securities — 3,291,362 — 3,291,362
Corporate Bonds — 2,381,933 — 2,381,933
Foreign Government Obligations — 213,802 — 213,802
Non-Agency Asset-Backed Securities — 1,518,893 — 1,518,893
Non-Agency Collateralized Loan Obligations
Securities — 548,095 — 548,095
Non-Agency Collateralized Mortgage Obligation
Securities — 1,111,226 — 1,111,226
Money Market Funds 2,163,025 — — 2,163,025
Total Investments in Securities 2,163,025 9,813,428 — 11,976,453
Investments in Derivatives
Asset
Futures Contracts 27,917 — — 27,917
Liability
Futures Contracts (66,169) — — (66,169)
Total 2,124,773 9,813,428 — 11,938,201
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Core Plus Bond ETF
March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $11,985,462) $ 11,976,453
Cash 4,889
Cash collateral held at broker for: —
Futures 88,091
Receivable for: –
Investments sold 110,175
Investments sold on a delayed delivery basis 2,939,748
Interest 66,792
Variation margin for futures contracts 4,106
Expense reimbursement due from Investment Manager 849
Total assets 15,191,103
Liabilities
Payable for: —
Investments purchased 311,564
Investments purchased on a delayed delivery basis 4,919,123
Investment management fees 4,074
Total liabilities 5,234,761
Net assets applicable to outstanding capital stock $ 9,956,342
Represented by:
Paid in capital
$ 10,001,210
Total distributable earnings (loss) (44,868)
Total - representing net assets applicable to outstanding capital stock $ 9,956,342
Net assets
$ 9,956,342
Shares outstanding
500,050
Net asset value per share
$ 19.91

Statement of Operations
Columbia Core Plus Bond ETF
For the period from December 11, 2025 (commencement of operations) through March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 34,381
Interest 103,894
Total income 138,275
Expenses:
Investment management fees 14,533
Total expenses 14,533
Fees waived or expenses reimbursed by Investment Manager and its affiliates (3,028)
Total net expenses 11,505
Net investment income 126,770
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers (49,585)
Foreign currency translations 181
Futures contracts 24,976
Net realized loss (24,428)
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers (9,009)
Foreign currency translations 36
Futures contracts (38,252)
Net change in unrealized depreciation (47,225)
Net realized and unrealized loss (71,653)
Net increase in net assets resulting from operations 55,117

Statement of Changes in Net Assets
Columbia Core Plus Bond ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Year Ended
March 31, 2026
(a)
Operations –
Net investment income $ 126,770
Net realized loss (24,428)
Net change in unrealized depreciation (47,225)
Net increase in net assets resulting from operations 55,117
Distributions to Shareholders –
Net investment income and net realized gains (99,985)
Total distributions to shareholders (99,985)
Increase in net assets from capital stock activity 2,000,210
Total increase in net assets 1,955,342
Net Assets: –
Net assets at beginning of period 8,001,000
(b)
Net assets at end of period $ 9,956,342
Year Ended
March 31, 2026
(a)
Shares
Dollars ($)
Capital stock activity
Shares sold 100,000 2,000,210
Net increase 100,000 2,000,210
(a) Based on operations from December 11, 2025 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 was contributed on December 3, 2025; additional cash of $8,000,000 was contributed on December 10, 2025.

Financial Highlights
Columbia Core Plus Bond ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended
March 31,
2026
(a)
Per share data
Net asset value, beginning of period $ 20 .00
Income (loss) from investment operations:
Net investment income 0 .25
Net realized and unrealized loss ( 0 .14 )
Total from investment operations 0 .11
Less distributions to shareholders from:
Net investment income ( 0 .20 )
Total distributions to shareholders ( 0 .20 )
Net asset value, end of period $ 19 .91
Total Return at NAV 0 .55%
Ratios to average net assets
Total gross expenses
(b)
0 .48%
Total net expenses
(b) ,(c)
0 .38%
Net investment income 4 .19%
Supplemental data
Net assets, end of period (in thousands) $ 9,956
Portfolio turnover 209%
Notes to Financial Highlights
(a) The Fund commenced operations on December 11, 2025. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia Corporate Bond ETF, March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds 89 .4%
Aerospace & Defense 7.4%
BAE Systems PLC
(a)
03/26/2029 5.125% 235,000 239,837
Boeing Co.
08/01/2059 3.950% 110,000 75,646
L3Harris Technologies, Inc.
01/15/2027 5.400% 120,000 120,970
06/01/2034 5.350% 20,000 20,350
Lockheed Martin Corp.
08/15/2030 4.400% 85,000 85,087
06/15/2050 2.800% 51,000 31,794
Northrop Grumman Corp.
06/01/2054 5.200% 60,000 55,300
RTX Corp.
03/15/2027 3.500% 70,000 69,495
03/15/2032 2.375% 50,000 44,050
Total 742,529
Banks 17.0%
Bank of America Corp.
(b)
1 day USD SOFR + 1.220%
07/21/2032 2.299% 250,000 220,581
5 yr. CMT + 1.200%
09/21/2036 2.482% 135,000 116,623
Citigroup, Inc.
(b)
1 day USD SOFR + 1.171%
09/11/2031 4.503% 54,000 53,354
1 day USD SOFR + 1.488%
09/11/2036 5.174% 111,000 109,926
Goldman Sachs Group, Inc.
(b)
1 day USD SOFR + 1.060%
10/21/2031 4.369% 120,000 117,649
1 day USD SOFR + 0.960%
01/21/2032 4.516% 110,000 108,352
HSBC Holdings PLC
(b)
1 day USD SOFR + 1.550%
03/10/2037 5.279% 200,000 196,358
JPMorgan Chase & Co.
(b)
1 day USD SOFR + 0.840%
01/22/2032 4.347% 104,000 102,523
1 day USD SOFR + 1.315%
01/24/2036 5.502% 235,000 240,487
1 day USD SOFR + 1.070%
01/22/2037 4.898% 5,000 4,891
Morgan Stanley
(b)
1 day USD SOFR + 1.782%
03/13/2047 5.900% 161,000 160,304
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
PNC Financial Services Group, Inc.
(b)
1 day USD SOFR + 1.417%
07/21/2036 5.373% 25,000 25,196
U.S. Bancorp
(b)
1 day USD SOFR + 2.260%
06/12/2034 5.836% 35,000 36,536
1 day USD SOFR + 1.101%
01/26/2037 5.033% 25,000 24,681
Wells Fargo & Co.
(b)
1 day USD SOFR + 1.500%
03/02/2033 3.350% 165,000 151,381
Total 1,668,842
Beverages 3.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide,
Inc.
02/01/2036 4.700% 60,000 58,424
Bacardi Ltd./Bacardi-Martini BV
(a)
06/15/2033 5.400% 170,000 168,545
Constellation Brands, Inc.
11/01/2035 4.950% 20,000 19,315
Keurig Dr. Pepper, Inc.
05/25/2028 4.597% 54,000 53,996
PepsiCo, Inc.
02/15/2053 4.650% 21,000 18,136
Total 318,416
Biotechnology 1.3%
Amgen, Inc.
03/02/2028 5.150% 30,000 30,443
03/02/2063 5.750% 100,000 96,110
Total 126,553
Building Materials 1.7%
Carrier Global Corp.
02/15/2030 2.722% 135,000 126,154
JH North America Holdings, Inc.
(a)
01/31/2031 5.875% 40,000 39,867
Total 166,021
Chemicals 0.5%
LYB International Finance III LLC
04/01/2051 3.625% 79,000 50,896
1 1 1 1 50,896

Portfolio of Investments
(continued)
Columbia Corporate Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Commercial Services 1.3%
ERAC USA Finance LLC
(a)
05/01/2028 4.600% 130,000 130,591
1 1 1 1 130,591
Computers 1.3%
Apple, Inc.
02/08/2051 2.650% 40,000 24,229
International Business Machines Corp.
05/15/2030 1.950% 115,000 103,667
Total 127,896
Electric 12.3%
AEP Texas, Inc.
05/15/2034 5.700% 140,000 144,482
Ameren Corp.
05/15/2036 5.000% 50,000 48,652
Consolidated Edison Co. of New York, Inc.
11/15/2055 5.750% 55,000 54,305
Dominion Energy, Inc.
03/15/2035 5.450% 100,000 100,894
DTE Electric Co.
05/15/2035 5.250% 35,000 35,511
DTE Energy Co.
Series C
06/15/2029 3.400% 20,000 19,347
Duke Energy Corp.
09/01/2046 3.750% 135,000 99,759
Edison International
11/15/2028 5.250% 55,000 55,411
Entergy Louisiana LLC
04/15/2056 5.650% 20,000 19,227
Eversource Energy
07/15/2034 5.950% 75,000 78,171
Exelon Corp.
03/15/2052 4.100% 85,000 64,209
FirstEnergy Transmission LLC
01/15/2035 5.000% 135,000 132,935
NextEra Energy Capital Holdings, Inc.
03/15/2035 5.450% 80,000 81,494
Oncor Electric Delivery Co. LLC
05/15/2050 3.700% 23,000 16,654
Pacific Gas & Electric Co.
07/01/2050 4.950% 65,000 53,991
PacifiCorp
06/15/2052 2.900% 15,000 8,526
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Public Service Electric & Gas Co.
Series R
01/01/2056 5.625% 21,000 20,689
Sempra
06/15/2027 3.250% 20,000 19,718
WEC Energy Group, Inc.
10/15/2030 1.800% 25,000 21,995
Xcel Energy, Inc.
03/15/2034 5.500% 135,000 137,255
Total 1,213,225
Food 4.2%
Campbell's Co.
03/23/2035 4.750% 86,000 79,159
General Mills, Inc.
01/30/2027 4.700% 10,000 10,011
Kraft Heinz Foods Co.
06/01/2026 3.000% 50,000 49,849
07/15/2045 5.200% 60,000 52,389
Kroger Co.
09/15/2064 5.650% 40,000 37,164
Mars, Inc.
(a)
03/01/2030 4.800% 125,000 126,305
Tyson Foods, Inc.
06/02/2027 3.550% 60,000 59,436
Total 414,313
Gas 1.4%
NiSource, Inc.
04/01/2055 5.850% 74,000 71,824
Southern California Gas Co.
09/01/2034 5.050% 30,000 30,139
Southern Co. Gas Capital Corp.
Series B
09/15/2035 5.100% 35,000 34,547
Total 136,510
Healthcare Products 1.7%
Abbott Laboratories
03/09/2029 3.700% 75,000 74,100
03/15/2036 4.650% 61,000 59,597
GE HealthCare Technologies, Inc.
12/15/2028 4.150% 30,000 29,799
Total 163,496

Portfolio of Investments
(continued)
Columbia Corporate Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Healthcare Services 3.0%
Centene Corp.
10/15/2030 3.000% 65,000 56,952
Cigna Group
03/15/2050 3.400% 20,000 13,673
HCA, Inc.
03/15/2027 3.125% 100,000 98,739
03/15/2052 4.625% 40,000 31,835
UnitedHealth Group, Inc.
04/15/2054 5.375% 105,000 96,487
Total 297,686
Insurance 4.0%
New York Life Global Funding
(a)
12/05/2029 4.600% 140,000 140,644
Northwestern Mutual Global Funding
(a)
01/13/2030 4.960% 15,000 15,181
01/13/2031 4.300% 30,000 29,605
Northwestern Mutual Life Insurance Co.
(a)
05/29/2055 6.170% 20,000 20,540
Principal Life Global Funding II
(a)
11/27/2029 4.950% 145,000 146,443
Teachers Insurance & Annuity Association of America
(a)
05/15/2050 3.300% 65,000 43,469
Total 395,882
Internet 3.0%
Alphabet, Inc.
02/15/2046 5.500% 47,000 46,624
02/15/2066 5.750% 35,000 34,658
Amazon.com, Inc.
03/13/2036 4.875% 70,000 69,348
03/13/2046 5.650% 49,000 48,839
05/12/2051 3.100% 25,000 16,309
Meta Platforms, Inc.
11/15/2065 5.750% 90,000 83,469
Total 299,247
Machinery - Construction, & Mining 0.7%
Caterpillar, Inc.
05/15/2035 5.200% 70,000 71,670
1 1 1 1 71,670
Machinery - Diversified 0.8%
Deere Funding Canada Corp.
10/09/2030 4.150% 75,000 74,022
1 1 1 1 74,022
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Media 1.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital
05/01/2047 5.375% 95,000 76,419
06/30/2062 3.950% 15,000 8,830
Comcast Corp.
11/01/2056 2.937% 140,000 77,728
Total 162,977
Oil & Gas 1.8%
APA Corp.
02/15/2055 6.750% 20,000 20,094
BP Capital Markets America, Inc.
11/17/2027 5.017% 45,000 45,615
Diamondback Energy, Inc.
04/18/2064 5.900% 10,000 9,497
Occidental Petroleum Corp.
10/01/2054 6.050% 50,000 48,569
TotalEnergies Capital SA
09/10/2064 5.425% 35,000 32,534
Woodside Finance Ltd.
05/19/2035 6.000% 20,000 20,825
Total 177,134
Pharmaceuticals 4.8%
AbbVie, Inc.
11/21/2029 3.200% 120,000 115,519
Becton Dickinson & Co.
02/08/2029 4.874% 70,000 70,739
CVS Health Corp.
03/25/2038 4.780% 100,000 92,115
Merck & Co., Inc.
12/04/2035 4.750% 115,000 112,864
Pfizer, Inc.
11/15/2032 4.500% 69,000 68,396
Total 459,633
Pipelines 1.8%
Enbridge, Inc.
11/20/2035 5.200% 35,000 34,840
Energy Transfer LP
05/15/2054 5.950% 71,000 66,642
Enterprise Products Operating LLC
01/15/2036 5.200% 20,000 20,107

Portfolio of Investments
(continued)
Columbia Corporate Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Notes to Portfolio of Investments
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
MPLX LP
03/14/2052 4.950% 35,000 29,058
Western Midstream Operating LP
03/01/2048 5.300% 30,000 25,351
Williams Cos., Inc.
08/15/2028 5.300% 15,000 15,308
Total 191,306
Retail 1.6%
Lowe's Cos., Inc.
04/01/2052 4.250% 85,000 65,099
Walmart, Inc.
04/28/2035 4.900% 90,000 91,192
Total 156,291
Semiconductors 3.7%
Broadcom, Inc.
10/15/2030 4.200% 255,000 252,097
Intel Corp.
08/12/2051 3.050% 50,000 30,276
NXP BV/NXP Funding LLC/NXP USA, Inc.
05/11/2031 2.500% 90,000 80,820
Total 363,193
Software 1.2%
Fidelity National Information Services, Inc.
03/10/2028 4.450% 18,000 17,948
Oracle Corp.
09/26/2065 6.100% 126,000 104,436
Total 122,384
Telecommunications 5.4%
AT&T, Inc.
12/01/2057 3.800% 155,000 104,430
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
T-Mobile USA, Inc.
02/15/2031 2.550% 185,000 168,110
Verizon Communications, Inc.
03/21/2031 2.550% 290,000 263,286
Total 535,826
Transportation 2.6%
Burlington Northern Santa Fe LLC
03/15/2056 5.550% 110,000 106,691
Canadian Pacific Railway Co.
03/15/2029 4.000% 15,000 14,829
CSX Corp.
11/01/2026 2.600% 40,000 39,621
Norfolk Southern Corp.
11/01/2047 3.942% 65,000 49,759
08/15/2052 4.050% 4,000 3,031
Union Pacific Corp.
02/05/2050 3.250% 50,000 33,906
Total 247,837
Total Corporate Bonds
(Cost $ 8,981,047 ) 8,814,376
1 1
Issuer . Shares . Value ($)
Money Market Funds 8 .6%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, 3.599%
(c)
849,304 849,304
1 1 1
Total Money Market Funds
(Cost $ 849,304 ) 849,304
1 1
Total Investments in Securities
(Cost $ 9,830,351 ) 9,663,680
Other Assets & Liabilities, Net 196,818
Net Assets 9,860,498
(a) Represents privately placed and other securities and instruments exempt from Securities and
Exchange
Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $1,101,027, which represents 11.17% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(c) The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
CMT Constant Maturity Treasury
SOFR Secured Overnight Financing Rate

Portfolio of Investments
(continued)
Columbia Corporate Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

At March 31, 2026, securities and/or cash totaling $17,492 were pledged as collateral.
Investments in Derivatives
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the
Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at March 31,
2026:
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of
Operations for the year ended March 31, 2026:
Currency Legend
USD US Dollar
Long futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 10 Year U.S. Treasury Notes Futures 2 06/2026 USD 222,094 — (1,766)
CBOT 2 Year U.S. Treasury Notes Futures 7 06/2026 USD 1,452,117 — (5,375)
CBOT U.S. Long Bond Futures 6 06/2026 USD 683,250 — (16,767)
Total — (23,908)
Short futures contracts
Description
Number of
contracts
Expiration
date
Trading
currency
Notional
amount
Value/Unrealized
appreciation ($)
Value/Unrealized
depreciation ($)
CBOT 5 Year U.S. Treasury Notes Futures (7) 06/2026 USD (757,258) 5,339 —
Ultra 10 Year U.S. Treasury Notes Futures (3) 06/2026 USD (340,547) 2,922 —
Ultra U.S. Treasury Bond Futures (2) 06/2026 USD (233,125) 6,475 —
Total 14,736 —
Asset derivatives
Risk exposure
category
Statement
of assets and liabilities
location Fair value ($)
Interest rate risk Component of total distributable earnings (loss) — unrealized appreciation on futures contracts 14,736 *
Total – 14,736
Liability derivatives
Risk exposure
category
Statement
of assets and liabilities
location Fair value ($)
Interest rate risk Component of total distributable earnings (loss) — unrealized depreciation on futures contracts 23,908 *
Total – 23,908
* Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Portfolio of Investments
(continued)
Columbia Corporate Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is a summary of the average monthly outstanding volume by derivative instrument for the year ended March 31, 2026:
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
Amount of realized gain (loss) on derivatives recognized in Income
Risk exposure category
Futures
contracts
($)
Interest rate risk 7,086
Total 7,086
Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category
Futures
contracts
($)
Interest rate risk (9,172)
Total (9,172)
Derivative instrument
Average notional
amounts ($)
Futures contracts — long 2,400,910
Futures contracts — short 2,006,816

Portfolio of Investments
(continued)
Columbia Corporate Bond ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts are valued at unrealized appreciation (depreciation).
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds — 8,814,376 — 8,814,376
Money Market Funds 849,304 — — 849,304
Total Investments in Securities 849,304 8,814,376 — 9,663,680
Investments in Derivatives
Asset
Futures Contracts 14,736 — — 14,736
Liability
Futures Contracts (23,908) — — (23,908)
Total 840,132 8,814,376 — 9,654,508
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Corporate Bond ETF
March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $9,830,351) $ 9,663,680
Cash collateral held at broker for: —
Futures 17,492
Receivable for: –
Investments sold 87,871
Interest 93,349
Variation margin for futures contracts 1,048
Expense reimbursement due from Investment Manager 1,177
Total assets 9,864,617
Liabilities
Payable for: —
Investment management fees 4,119
Total liabilities 4,119
Net assets applicable to outstanding capital stock $ 9,860,498
Represented by:
Paid in capital
$ 9,999,808
Total distributable earnings (loss) (139,310)
Total - representing net assets applicable to outstanding capital stock $ 9,860,498
Net assets
$ 9,860,498
Shares outstanding
500,050
Net asset value per share
$ 19.72

Statement of Operations
Columbia Corporate Bond ETF
For the period from December 11, 2025 (commencement of operations) through March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 5,743
Interest 138,426
Total income 144,169
Expenses:
Investment management fees 14,805
Total expenses 14,805
Fees waived or expenses reimbursed by Investment Manager and its affiliates (4,230)
Total net expenses 10,575
Net investment income 133,594
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers (9,358)
Futures contracts 7,086
Net realized loss (2,272)
Net change in unrealized depreciation on: –
Investments - unaffiliated issuers (166,671)
Futures contracts (9,172)
Net change in unrealized depreciation (175,843)
Net realized and unrealized loss (178,115)
Net decrease in net assets resulting from operations (44,521)

Statement of Changes in Net Assets
Columbia Corporate Bond ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Year Ended
March 31, 2026
(a)
Operations –
Net investment income $ 133,594
Net realized loss (2,272)
Net change in unrealized depreciation (175,843)
Net decrease in net assets resulting from operations (44,521)
Distributions to Shareholders –
Net investment income and net realized gains (94,789)
Total distributions to shareholders (94,789)
Increase in net assets from capital stock activity 998,808
Total increase in net assets 859,498
Net Assets: –
Net assets at beginning of period 9,001,000
(b)
Net assets at end of period $ 9,860,498
Year Ended
March 31, 2026
(a)
Shares
Dollars ($)
Capital stock activity
Shares sold 50,000 998,808
Net increase 50,000 998,808
(a) Based on operations from December 11, 2025 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 was contributed on December 3, 2025; additional cash of $9,000,000 was contributed on December 10, 2025.

Financial Highlights
Columbia Corporate Bond ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended
March 31,
2026
(a)
Per share data
Net asset value, beginning of period $ 20 .00
Income (loss) from investment operations:
Net investment income 0 .27
Net realized and unrealized loss ( 0 .36 )
Total from investment operations ( 0 .09 )
Less distributions to shareholders from:
Net investment income ( 0 .19 )
Total distributions to shareholders ( 0 .19 )
Net asset value, end of period $ 19 .72
Total Return at NAV ( 0 .46 ) %
Ratios to average net assets
Total gross expenses
(b)
0 .49%
Total net expenses
(b) ,(c)
0 .35%
Net investment income 4 .42%
Supplemental data
Net assets, end of period (in thousands) $ 9,860
Portfolio turnover 35%
Notes to Financial Highlights
(a) The Fund commenced operations on December 11, 2025. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia Large Cap Growth ETF, March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks 99 .3%
Communication Services 11.3%
Interactive Media & Services 11.3%
Alphabet, Inc., Class A 4,291 1,233,920
Alphabet, Inc., Class C 12,385 3,552,761
Meta Platforms, Inc., Class A 4,907 2,807,442
Total 7,594,123
Total Communication Services 7,594,123
Consumer Discretionary 15.1%
Automobiles 2.4%
Tesla, Inc.
(a)
4,255 1,581,796
Broadline Retail 5.0%
Amazon.com, Inc.
(a)
16,093 3,351,689
Hotels, Restaurants & Leisure 3.6%
Booking Holdings, Inc. 206 867,327
Expedia Group, Inc. 3,615 834,667
Las Vegas Sands Corp. 13,405 722,261
Total 2,424,255
Specialty Retail 4.1%
Abercrombie & Fitch Co., Class A
(a)
3,548 324,181
Burlington Stores, Inc.
(a)
710 231,020
Ross Stores, Inc. 2,363 511,897
TJX Cos., Inc. 6,401 1,022,239
Ulta Beauty, Inc.
(a)
1,326 693,113
Total 2,782,450
Total Consumer Discretionary 10,140,190
Consumer Staples 1.3%
Consumer Staples Distribution & Retail
1.3%
Maplebear, Inc.
(a)
5,941 222,550
Sysco Corp. 8,870 632,697
Total 855,247
Total Consumer Staples 855,247
Energy 1.1%
Energy Equipment & Services 1.1%
TechnipFMC PLC 10,804 746,881
Total Energy 746,881
Issuer . Shares . Value ($)
Common Stocks (continued)
Financials 6.9%
Banks 0.4%
Western Alliance Bancorp 3,928 278,299
Capital Markets 1.0%
SEI Investments Co. 8,348 655,068
Consumer Finance 1.6%
American Express Co. 3,499 1,058,378
Financial Services 1.1%
Mastercard, Inc., Class A 1,082 540,632
PayPal Holdings, Inc. 4,139 187,207
Total 727,839
Insurance 2.8%
Everest Group Ltd. 1,410 460,859
Progressive Corp. 3,334 660,931
RenaissanceRe Holdings Ltd. 2,770 823,327
Total 1,945,117
Total Financials 4,664,701
Health Care 10.2%
Biotechnology 3.7%
BioMarin Pharmaceutical, Inc.
(a)
6,230 351,933
Incyte Corp.
(a)
3,428 322,643
Insmed, Inc.
(a)
1,295 211,758
Neurocrine Biosciences, Inc.
(a)
3,415 449,892
Vertex Pharmaceuticals, Inc.
(a)
2,480 1,107,419
Total 2,443,645
Health Care Providers & Services 3.3%
Cardinal Health, Inc. 3,980 841,014
Cigna Group 1,526 407,061
McKesson Corp. 1,145 990,837
Total 2,238,912
Pharmaceuticals 3.2%
Eli Lilly & Co. 2,327 2,140,305
Total Health Care 6,822,862
Industrials 5.0%
Commercial Services & Supplies 0.7%
Rollins, Inc. 8,306 443,623

Portfolio of Investments
(continued)
Columbia Large Cap Growth ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Notes to Portfolio of Investments
Issuer . Shares . Value ($)
Common Stocks (continued)
Construction & Engineering 0.6%
EMCOR Group, Inc. 572 422,313
Electrical Equipment 1.9%
GE Vernova, Inc. 1,421 1,240,392
Ground Transportation 1.6%
Uber Technologies, Inc.
(a)
15,080 1,084,704
Professional Services 0.2%
Paylocity Holding Corp.
(a)
1,257 135,806
Total Industrials 3,326,838
Information Technology 46.2%
Communications Equipment 2.7%
Arista Networks, Inc.
(a)
7,760 952,773
Motorola Solutions, Inc. 1,922 834,090
Total 1,786,863
IT Services 0.6%
EPAM Systems, Inc.
(a)
3,074 416,220
Semiconductors & Semiconductor
Equipment 21.6%
Advanced Micro Devices, Inc.
(a)
5,259 1,069,838
Applied Materials, Inc. 2,020 690,416
Broadcom, Inc. 13,487 4,174,361
Credo Technology Group Holding Ltd.
(a)
4,378 410,963
Micron Technology, Inc. 1,276 431,084
NVIDIA Corp. 43,881 7,652,846
Total 14,429,508
Software 12.5%
Adobe, Inc.
(a)
3,801 923,947
Dynatrace, Inc.
(a)
7,218 266,922
HubSpot, Inc.
(a)
2,724 664,928
Microsoft Corp. 10,963 4,058,174
Palantir Technologies, Inc., Class A
(a)
7,292 1,066,674
Salesforce, Inc. 4,132 771,320
ServiceNow, Inc.
(a)
5,863 612,977
Total 8,364,942
Issuer . Shares . Value ($)
Common Stocks (continued)
Technology Hardware, Storage &
Peripherals 8.8%
Apple, Inc. 21,240 5,390,500
Seagate Technology Holdings PLC 1,287 504,195
Total 5,894,695
Total Information Technology 30,892,228
Materials 1.2%
Metals & Mining 1.2%
Coeur Mining, Inc.
(a)
17,945 336,828
Newmont Corp. 4,590 496,867
Total 833,695
Total Materials 833,695
Real Estate 0.3%
Hotel & Resort REITs 0.3%
Host Hotels & Resorts, Inc. 9,553 183,035
Total Real Estate 183,035
Utilities 0.7%
Electric Utilities 0.5%
NRG Energy, Inc. 2,505 366,081
Independent Power and Renewable
Electricity Producers 0.2%
Vistra Corp. 909 136,650
Total Utilities 502,731
Total Common Stocks
(Cost $ 30,610,663 ) 66,562,531
1 1
Money Market Funds 0 .8%
Goldman Sachs Financial Square Funds -
Treasury Instruments Fund, Institutional Class,
3.541%
(b)
542,636 542,636
1 1 1
Total Money Market Funds
(Cost $ 542,636 ) 542,636
1 1
Total Investments in Securities
(c)
(Cost $ 31,153,299 ) 67,105,167
Other Assets & Liabilities, Net (44,300)
Net Assets 67,060,867
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at March 31, 2026.

Portfolio of Investments
(continued)
Columbia Large Cap Growth ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
4,987,927
44,062,791
(49,050,606)
(112)
—
—
53
55,973
—
1
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended
March 31, 2026 are as follows:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 7,594,123 — — 7,594,123
Consumer Discretionary 10,140,190 — — 10,140,190
Consumer Staples 855,247 — — 855,247
Energy 746,881 — — 746,881
Financials 4,664,701 — — 4,664,701

Portfolio of Investments
(continued)
Columbia Large Cap Growth ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

See the Portfolio of Investments for all investment classifications not indicated in the table.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Health Care 6,822,862 — — 6,822,862
Industrials 3,326,838 — — 3,326,838
Information Technology 30,892,228 — — 30,892,228
Materials 833,695 — — 833,695
Real Estate 183,035 — — 183,035
Utilities 502,731 — — 502,731
Total Common Stocks 66,562,531 — — 66,562,531
Money Market Funds 542,636 — — 542,636
Total Investments in Securities 67,105,167 — — 67,105,167
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Large Cap Growth ETF
March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $31,153,299) $ 67,105,167
Cash 11,234
Receivable for: –
Dividends 27,792
Other assets 294
Total assets 67,144,487
Liabilities
Payable for: —
Investment management fees 12,042
Transfer agent fees 7,197
Accounting services fees 8,206
Legal fees 4,958
State registration fees 8,372
Printing and postage fees 5,429
Reorganization fees 37,232
Compensation of board members 184
Total liabilities 83,620
Net assets applicable to outstanding capital stock $ 67,060,867
Represented by:
Paid in capital
$ 30,854,161
Total distributable earnings (loss) 36,206,706
Total - representing net assets applicable to outstanding capital stock $ 67,060,867
Net assets
$ 67,060,867
Shares outstanding
6,902,656
Net asset value per share
$ 9.72

Statement of Operations
Columbia Large Cap Growth ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Year Ended
March 31, 2026
(a),(b)
Year Ended
August 31, 2025
Net investment income
Income:
Dividends - unaffiliated issuers $ 603,967 $ 1,249,583
Dividends - affiliated issuers 55,973 147,359
Foreign taxes withheld — (3,515)
Total income 659,940 1,393,427
Expenses:
Investment management fees 854,868 1,757,595
Distribution and/or service fees – –
Class A 90,881 146,999
Transfer agent fees – –
Class A 54,652 100,159
Advisor Class — 9,702
Institutional Class 17,229 41,039
Institutional 3 Class 1,736 5,568
Custodian fees 2,064 4,499
Printing and postage fees 14,292 13,761
Registration fees 68,544 71,416
Accounting services fees 16,414 32,923
Legal fees 10,394 19,659
Reorganization fees 234,255 —
Interest on interfund lending 47 —
Compensation of chief compliance officer — 51
Compensation of board members 6,519 13,457
Deferred compensation of board members 3,540 4,456
Other expenses 8,077 10,661
Total expenses 1,383,512 2,231,945
Fees waived or expenses reimbursed by Investment Manager and its affiliates (493,785) (945,630)
Fees waived by transfer agent — —
Institutional 3 Class — (2,815)
Expense reduction (220) (311)
Total net expenses 889,507 1,283,189
Net investment income (loss) (229,567) 110,238
Realized and unrealized gain (loss) - net
Net realized gain – –
Investments - unaffiliated issuers 78,998,787 72,475,871
Investments - affiliated issuers 53 428
In-kind transactions 1,025,308 —
Net realized gain 80,024,148 72,476,299
Net change in unrealized depreciation on: – –
Investments - unaffiliated issuers (82,968,839) (27,452,649)
Investments - affiliated issuers (112) (187)
Net change in unrealized depreciation (82,968,951) (27,452,836)
Net realized and unrealized gain (loss) (2,944,803) 45,023,463
Net increase (decrease) in net assets resulting from operations (3,174,370) 45,133,701
(a) For the period from September 1, 2025 to March 31, 2026. During the period, the Fund’s fiscal year end was changed from August 31 to March 31.
(b) Effective March 16, 2026, pursuant to an Agreement and Plan of Reorganization (the Reorganization), the Columbia Integrated Large Cap Growth Fund (the
Predecessor Fund) transferred all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring
Fund.  Amounts disclosed are inclusive of those of the Predecessor Fund, including all class level information, prior to the Reorganization. Refer to Note 1.
Organization, in the Notes to Financial Statements, for more information.

Statement of Changes in Net Assets
Columbia Large Cap Growth ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

ND
Year Ended
March 31, 2026
(a),(b)
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Operations – – –
Net investment income (loss) ( $ 229,567 ) $ 110,238 $ 154,262
Net realized gain 80,024,148 72,476,299 38,890,478
Net change in unrealized appreciation (depreciation) (82,968,951) (27,452,836) 38,467,540
Net increase (decrease) in net assets resulting from operations (3,174,370) 45,133,701 77,512,280
Distributions to Shareholders – – –
Net investment income and net realized gains
Class A (60,478,180) (9,634,576) (13,033)
Advisor Class — — (57,946)
Institutional Class (16,384,791) (5,124,251) (73,283)
Institutional 2 Class — — (392)
Institutional 3 Class (54,729,563) (19,638,426) (315,784)
Total distributions to shareholders (131,592,534) (34,397,253) (460,438)
Decrease in net assets from capital stock activity (13,313,540) (77,993,427) (49,258,338)
Total Increase (decrease) in net assets (148,080,444) (67,256,979) 27,793,504
Net assets beginning of year 215,141,311 282,398,290 254,604,786
Net assets at end of year $ 67,060,867 $ 215,141,311 $ 282,398,290
(a) For the period from September 1, 2025 to March 31, 2026. During the period, the Fund’s fiscal year end was changed from August 31 to March 31.
(b) Effective March 16, 2026, pursuant to an Agreement and Plan of Reorganization (the Reorganization), the Columbia Integrated Large Cap Growth Fund (the
Predecessor Fund) transferred all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring
Fund.  Amounts disclosed are inclusive of those of the Predecessor Fund, including all class level information, prior to the Reorganization. Refer to Note 1.
Organization, in the Notes to Financial Statements, for more information.
Year Ended
March 31, 2026
(a),(b)
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Shares
Dollars ($)
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares sold
(c)
86,744 1,818,071 — — — —
Distribution reinvested
(c)
4,225,870 54,729,562 — — — —
Shares redeemed
(c)
(7,613,103) (88,125,342) — — — —
Conversion 6,347,945 63,349,317 — — — —
Net increase 3,047,456 31,771,608 — — — —
Class A
Shares sold 292,056 5,743,553 630,722 13,398,780 379,233 6,828,438
Distribution reinvested 4,967,176 59,386,690 430,543 9,446,115 722 12,794
Shares redeemed (3,818,882) (44,649,913) (697,068) (15,098,736) (630,877) (11,768,422)
Conversion (5,426,068) (49,954,004) — — — —
Net increase (decrease) (3,985,718) (29,473,674) 364,197 7,746,159 (250,922) (4,927,190)
Advisor Class
Shares sold — — 88,347 1,919,758 773,084 13,025,027
Distribution reinvested — — — — 2,539 45,925
Shares redeemed — — (1,678,436) (40,486,708) (1,164,337) (21,764,585)
Net decrease — — (1,590,089) (38,566,950) (388,714) (8,693,633)
Class C
Shares sold — — — — 10,464 167,916
Shares redeemed — — — — (11,404) (221,537)
Net decrease — — — — (940) (53,621)
Institutional Class
Shares sold 206,452 4,581,625 1,955,941 46,615,043 237,014 4,402,767
Distribution reinvested 1,191,599 15,437,231 204,440 4,606,028 4,046 73,279
Shares redeemed (1,391,799) (22,235,017) (1,177,429) (26,289,355) (2,324,921) (46,877,943)
Conversion (1,358,565) (13,395,313) — — — —

Statement of Changes in Net Assets
(continued)
Columbia Large Cap Growth ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Year Ended
March 31, 2026
(a),(b)
Year Ended
August 31, 2025
Year Ended
August 31, 2024
Shares
Dollars ($)
Shares
Dollars ($)
Shares
Dollars ($)
Net increase (decrease) (1,352,313) (15,611,474) 982,952 24,931,716 (2,083,861) (42,401,897)
Institutional 2 Class
Shares sold — — — — 1,568 26,730
Distribution reinvested — — — — 21 387
Shares redeemed — — — — (10,343) (205,786)
Net decrease — — — — (8,754) (178,669)
Institutional 3 Class
(d)
Shares sold — — 554,151 12,596,804 1,193,354 24,246,390
Distribution reinvested — — 867,805 19,638,426 17,380 315,784
Shares redeemed — — (4,743,180) (104,339,582) (882,835) (17,563,129)
Net increase (decrease) — — (3,321,224) (72,104,352) 327,899 6,999,045
Class R
Shares redeemed — — — — (124) (2,373)
Net decrease — — — — (124) (2,373)
Total net decrease (2,290,575) (13,313,540) (3,564,164) (77,993,427) (2,405,416) (49,258,338)
(a) For the period from September 1, 2025 to March 31, 2026. During the period, the Fund’s fiscal year end was changed from August 31 to March 31.
(b) Effective March 16, 2026, pursuant to an Agreement and Plan of Reorganization (the Reorganization), the Columbia Integrated Large Cap Growth Fund (the
Predecessor Fund) transferred all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring
Fund.  Amounts disclosed are inclusive of those of the Predecessor Fund, including all class level information, prior to the Reorganization. Refer to Note 1.
Organization, in the Notes to Financial Statements, for more information.
(c) Includes capital stock activity for the Acquiring Fund after the Reorganization and the Predecessor Fund's Institutional 3 Class prior to the Reorganization.
(d) Predecessor Fund Institutional 3 Class capital stock activity prior to the Reorganization during the year ended March 31, 2026, is included within the Acquiring Fund capital stock activity after the Reorganization.

Financial Highlights
Columbia Large Cap Growth ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended
March 31,
2026
(a),(b)
Year Ended August 31,
2025
(a)
2024
(a)
2023
(a)
2022
(a)
2021
(a)
Per share data
Net asset value, beginning of period $ 23 .75 $ 22 .33 $ 16 .93 $ 18 .52 $ 27 .69 $ 22 .56
Income (loss) from investment operations:
Net investment income 0 .01 0 .04 0 .03 0 .06 0 .06 0 .08
Net realized and unrealized gain (loss) ( 0 .02 ) 4 .20 5 .42 2 .76 ( 4 .43 ) 6 .88
Total from investment operations ( 0 .01 ) 4 .24 5 .45 2 .82 ( 4 .37 ) 6 .96
Less distributions to shareholders from:
Net investment income — ( 0 .02 ) ( 0 .05 ) ( 0 .08 ) ( 0 .09 ) ( 0 .11 )
Net realized gains ( 14 .02 ) ( 2 .80 ) — ( 4 .33 ) ( 4 .71 ) ( 1 .72 )
Total distributions to shareholders ( 14 .02 ) ( 2 .82 ) ( 0 .05 ) ( 4 .41 ) ( 4 .80 ) ( 1 .83 )
Net asset value, end of period $ 9 .72 $ 23 .75 $ 22 .33 $ 16 .93 $ 18 .52 $ 27 .69
Total Return at NAV ( 4 .96 ) % 19 .64% 32 .24% 20 .78% ( 18 .97 ) % 33 .19%
Ratios to average net assets
Total gross expenses
(c)
0 .87%
(d) ,(e)
0 .82% 0 .83% 0 .87% 0 .61%
(e)
0 .43%
Total net expenses
(c) ,(f) ,(g)
0 .46%
(d) ,(e)
0 .43% 0 .41% 0 .40% 0 .40%
(e)
0 .39%
Net investment income 0 .11% 0 .17% 0 .16% 0 .37% 0 .26% 0 .36%
Supplemental data
Net assets, end of period (in thousands) $ 67,061 $ 91,568 $ 160,223 $ 115,941 $ 68,507 $ 339,707
Portfolio turnover 28% 44% 45% 48% 42% 50%
Notes to Financial Highlights
(a) Effective March 16, 2026, pursuant to an Agreement and Plan of Reorganization (the Reorganization), the Columbia Integrated Large Cap Growth Fund (the
Predecessor Fund) transferred all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring
Fund.  Following the Reorganization, performance and financial history of the Predecessor Fund have been adopted by the Acquiring Fund and will be used going forward. Amounts disclosed are inclusive of Institutional 3 Class of the Predecessor Fund, prior to the Reorganization. Refer to Note 1. Organization, in the Notes to
Financial Statements, for more information.
(b) For the period from September 1, 2025 to March 31, 2026. During the period, the Fund’s fiscal year end was changed from August 31 to March 31.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(d) Ratios include reorganization fee expenses. If reorganization fee expenses had been excluded, expenses would have been lower by 0.04%.
(e) Ratios include interfund lending expense which is less than 0.01%.
(f) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g) Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the Fund's acquisition of the assets of the BMO Large-Cap Growth Fund, which occurred on January 21, 2022.

Portfolio of Investments
Columbia Research Enhanced International Equity ETF, March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks 99 .0%
Australia 8.4%
APA Group 1,580 10,767
BHP Group Ltd. 4,625 159,619
BlueScope Steel Ltd. 405 7,134
Brambles Ltd. 1,635 25,309
Coles Group Ltd. 1,740 26,170
Computershare Ltd. 620 12,055
Evolution Mining Ltd. 1,850 15,990
Fortescue Ltd. 1,465 20,379
Lottery Corp. Ltd. 2,675 9,857
Qantas Airways Ltd. 1,805 10,347
QBE Insurance Group Ltd. 1,810 26,318
Rio Tinto Ltd. 345 38,144
Rio Tinto PLC 405 37,086
Scentre Group 6,260 14,235
South32 Ltd. 4,150 12,137
Vicinity Ltd. 4,660 7,468
Total 433,015
Austria 0.4%
OMV AG 305 22,210
Belgium 0.9%
KBC Group NV 370 44,550
Brazil 0.1%
Yara International ASA 90 5,211
China 0.2%
Yangzijiang Shipbuilding Holdings Ltd. 3,000 8,790
Denmark 1.4%
Genmab AS
(a)
75 19,810
Pandora AS 115 8,045
Vestas Wind Systems AS 1,530 44,859
Total 72,714
Finland 1.0%
Kone OYJ, Class B 360 22,722
Orion OYJ, Class B 95 7,629
Wartsila OYJ Abp 525 19,182
Total 49,533
Issuer . Shares . Value ($)
Common Stocks (continued)
France 7.6%
AXA SA 1,135 51,316
BNP Paribas SA 665 62,055
Bouygues SA 130 7,401
Credit Agricole SA 660 12,114
Danone SA 470 37,388
Engie SA 1,170 37,355
Publicis Groupe SA 155 12,651
Safran SA 235 75,653
Societe Generale SA 470 33,445
Thales SA 60 17,428
Vinci SA 320 47,323
Total 394,129
Germany 8.8%
Bayer AG 560 25,412
Commerzbank AG 500 17,738
Continental AG 75 5,150
Deutsche Bank AG 1,295 37,474
Deutsche Post AG 685 35,319
Deutsche Telekom AG 2,515 92,584
E.ON SE 1,580 34,516
Fresenius Medical Care AG 120 5,333
Heidelberg Materials AG 70 14,385
Knorr-Bremse AG 45 5,037
Mercedes-Benz Group AG 495 29,880
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 95 59,043
Siemens Energy AG 530 86,868
Talanx AG 45 5,475
Total 454,214
Hong Kong 1.3%
HKT Trust & HKT Ltd. 5,000 7,793
Hong Kong Exchanges & Clearing Ltd. 1,000 49,565
Hongkong Land Holdings Ltd. 500 3,885
WH Group Ltd.
(b)
5,000 6,543
Total 67,786

Portfolio of Investments
(continued)
Columbia Research Enhanced International Equity ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Ireland 0.4%
AIB Group PLC 1,175 12,205
Bank of Ireland Group PLC 540 9,603
Total 21,808
Israel 1.3%
Bank Hapoalim BM 655 15,210
Bank Leumi Le-Israel BM 745 16,466
Check Point Software Technologies Ltd.
(a)
60 8,571
ICL Group Ltd. 270 1,384
Israel Discount Bank Ltd., Class A 615 6,132
Mizrahi Tefahot Bank Ltd. 75 5,411
Nice Ltd.
(a)
45 4,944
Nova Ltd.
(a)
15 6,444
Wix.com Ltd.
(a)
40 3,603
Total 68,165
Italy 3.6%
Banca Monte dei Paschi di Siena SpA 770 6,589
Banco BPM SpA 460 6,286
Enel SpA 3,195 34,512
Eni SpA 790 22,619
Generali 375 14,911
Intesa Sanpaolo SpA 6,085 36,184
Poste Italiane SpA
(b)
190 4,409
Ryanair Holdings PLC 575 15,814
Telecom Italia SpA
(a)
4,595 3,172
UniCredit SpA 585 41,023
Unipol Assicurazioni SpA 135 3,087
Total 188,606
Japan 23.8%
Aeon Co. Ltd. 2,500 29,614
Aisin Corp. 500 6,814
ANA Holdings, Inc. 500 8,813
Asahi Group Holdings Ltd. 1,500 14,944
Asahi Kasei Corp. 1,000 9,485
Asics Corp. 500 13,062
Astellas Pharma, Inc. 1,500 23,751
Bandai Namco Holdings, Inc. 500 12,154
Bridgestone Corp. 1,000 20,536
Chugai Pharmaceutical Co. Ltd. 500 27,063
Issuer . Shares . Value ($)
Common Stocks (continued)
Dai Nippon Printing Co. Ltd. 500 8,886
Daifuku Co. Ltd. 500 17,041
Dai-ichi Life Holdings, Inc. 3,000 26,796
Hitachi Ltd. 4,000 112,238
Hulic Co. Ltd. 500 5,750
Inpex Corp. 500 14,702
Japan Airlines Co. Ltd. 500 8,044
Kawasaki Kisen Kaisha Ltd. 500 8,294
Komatsu Ltd. 1,000 37,796
LY Corp. 2,500 6,014
Marubeni Corp. 1,500 52,970
MatsukiyoCocokara & Co. 500 7,939
Mitsubishi Chemical Group Corp. 1,000 5,651
Mitsubishi Corp. 3,000 100,265
Mitsui Fudosan Co. Ltd. 2,500 26,015
NEC Corp. 1,500 36,263
Nexon Co. Ltd. 500 9,205
Nippon Yusen KK 500 18,128
Nitto Denko Corp. 500 9,630
Osaka Gas Co. Ltd. 500 20,055
Otsuka Holdings Co. Ltd. 500 34,603
Recruit Holdings Co. Ltd. 1,500 61,531
Shionogi & Co. Ltd. 500 10,903
SoftBank Corp. 25,500 33,837
Sompo Holdings, Inc. 1,000 37,790
Sony Group Corp. 5,500 110,939
Subaru Corp. 500 7,805
Sumitomo Corp. 1,000 36,332
Sumitomo Electric Industries Ltd. 500 26,337
Sumitomo Realty & Development Co. Ltd. 1,000 27,607
Suzuki Motor Corp. 1,500 17,684
T&D Holdings, Inc. 500 12,433
TIS, Inc. 500 10,563
Tokio Marine Holdings, Inc. 1,500 68,905
Tokyu Fudosan Holdings Corp. 500 4,164
Toyota Tsusho Corp. 500 18,700
West Japan Railway Co. 500 9,831
ZOZO, Inc. 500 3,473
Total 1,231,355

Portfolio of Investments
(continued)
Columbia Research Enhanced International Equity ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Luxembourg 0.2%
ArcelorMittal SA 170 8,587
Mexico 0.1%
Fresnillo PLC 70 3,050
Netherlands 6.1%
ABN AMRO Bank NV
(b)
300 9,371
ASML Holding NV 200 257,908
Heineken Holding NV 70 4,948
Koninklijke Ahold Delhaize NV 525 24,372
Koninklijke KPN NV 1,715 9,491
Wolters Kluwer NV 125 9,307
Total 315,397
Norway 0.8%
Equinor ASA 415 17,911
Gjensidige Forsikring ASA 140 3,622
Kongsberg Gruppen ASA 320 13,559
Norsk Hydro ASA 750 7,892
Total 42,984
Portugal 0.2%
Banco Comercial Portugues SA, Class R 2,510 2,406
EDP SA 1,015 5,292
Jeronimo Martins SGPS SA 105 2,487
Total 10,185
Singapore 1.0%
Sea Ltd. ADR
(a)
360 29,811
Sembcorp Industries Ltd. 1,000 5,139
Singapore Technologies Engineering Ltd. 2,000 16,758
Total 51,708
Spain 3.8%
ACS Actividades de Construccion y Servicios SA 60 7,245
Aena SME SA
(b)
255 7,498
Banco Bilbao Vizcaya Argentaria SA 1,975 41,529
Banco Santander SA 5,095 55,710
CaixaBank SA 1,200 14,055
Endesa SA 110 4,573
Iberdrola SA 2,115 48,117
Repsol SA 360 10,225
Telefonica SA 1,370 5,990
Total 194,942
Issuer . Shares . Value ($)
Common Stocks (continued)
Sweden 3.0%
Boliden AB
(a)
700 35,690
Evolution AB
(b)
455 27,951
Securitas AB, Class B 1,630 27,001
Skanska AB, Class B 1,075 28,504
Tele2 AB, Class B 1,760 35,953
Total 155,099
Switzerland 0.4%
Galderma Group AG 70 13,363
Schindler Holding AG 30 9,722
Total 23,085
United Kingdom 10.9%
Admiral Group PLC 115 4,777
AstraZeneca PLC 585 113,324
Autotrader Group PLC
(b)
420 2,600
Barclays PLC 6,815 35,000
British American Tobacco PLC 1,125 64,846
Centrica PLC 2,310 6,473
CK Hutchison Holdings Ltd. 2,500 19,004
Compass Group PLC 830 22,821
Hikma Pharmaceuticals PLC 60 998
Imperial Brands PLC 405 16,327
Informa PLC 630 6,209
Intertek Group PLC 75 3,608
J Sainsbury PLC 930 4,157
JD Sports Fashion PLC 1,170 1,090
Kingfisher PLC 850 3,181
Lloyds Banking Group PLC 28,804 35,074
NatWest Group PLC 3,785 27,612
Next PLC 55 9,193
Pearson PLC 300 3,915
Reckitt Benckiser Group PLC 350 23,483
RELX PLC 885 28,896
Rolls-Royce Holdings PLC 4,110 61,353
Sage Group PLC 695 7,678
Smith & Nephew PLC 330 5,157
Smiths Group PLC 160 4,811
Standard Chartered PLC 910 18,660
Tesco PLC 3,540 22,086

Portfolio of Investments
(continued)
Columbia Research Enhanced International Equity ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods
Issuer . Shares . Value ($)
Common Stocks (continued)
Vodafone Group PLC 9,405 14,052
Total 566,385
United States 13.3%
AP Moller - Maersk AS, Class B 5 12,378
BP PLC 6,435 51,450
GSK PLC 1,585 43,140
Haleon PLC 3,480 17,154
Holcim AG 295 23,833
InterContinental Hotels Group PLC 70 9,128
Monday.com Ltd.
(a)
30 2,073
Novartis AG 1,195 179,738
Roche Holding AG 440 172,321
Sanofi SA 590 56,233
Shell PLC 2,610 123,319
Total 690,767
Total Common Stocks
(Cost $ 5,005,460 ) 5,124,275
1 1
Issuer . Shares . Value ($)
Rights 0 .0%
Italy 0.0%
Telecom Italia SpA
(a)
4,595 0
Total Rights
(Cost $ – ) 0
1 1
Money Market Funds 0 .6%
Goldman Sachs Financial Square Funds -
Treasury Instruments Fund, Institutional Class,
3.541%
(c)
33,360 33,360
1 1 1
Total Money Market Funds
(Cost $ 33,360 ) 33,360
1 1
Total Investments in Securities
(Cost $ 5,038,820 )
5,157,635
Other Assets & Liabilities, Net 22,823
Net Assets 5,180,458
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $58,372, which represents 1.13% of total net assets.
(c) The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
ADR American Depositary Receipt

Portfolio of Investments
(continued)
Columbia Research Enhanced International Equity ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Australia 433,015 — — 433,015
Austria 22,210 — — 22,210
Belgium 44,550 — — 44,550
Brazil 5,211 — — 5,211
China 8,790 — — 8,790
Denmark 72,714 — — 72,714
Finland 49,533 — — 49,533
France 394,129 — — 394,129
Germany 454,214 — — 454,214
Hong Kong 67,786 — — 67,786
Ireland 21,808 — — 21,808
Israel 68,165 — — 68,165
Italy 188,606 — — 188,606
Japan 1,231,355 — — 1,231,355
Luxembourg 8,587 — — 8,587
Mexico 3,050 — — 3,050
Netherlands 315,397 — — 315,397
Norway 42,984 — — 42,984
Portugal 10,185 — — 10,185
Singapore 51,708 — — 51,708
Spain 194,942 — — 194,942
Sweden 155,099 — — 155,099
Switzerland 23,085 — — 23,085
United Kingdom 566,385 — — 566,385
United States 690,767 — — 690,767
Total Common Stocks 5,124,275 — — 5,124,275
Rights
Italy 0
(a)
— — 0
(a)
Total Rights 0
(a)
— — 0
(a)
Money Market Funds 33,360 — — 33,360
Total Investments in Securities 5,157,635 — — 5,157,635
(a) Rounds to zero.
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Research Enhanced International Equity ETF
March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $5,038,820) $ 5,157,635
Cash 3,376
Foreign currency (cost $735) 734
Receivable for: –
Dividends 17,079
Foreign tax reclaims 3,076
Total assets 5,181,900
Liabilities
Payable for: —
Investment management fees 1,442
Total liabilities 1,442
Net assets applicable to outstanding capital stock $ 5,180,458
Represented by:
Paid in capital
$ 5,021,475
Total distributable earnings (loss) 158,983
Total - representing net assets applicable to outstanding capital stock $ 5,180,458
Net assets
$ 5,180,458
Shares outstanding
250,050
Net asset value per share
$ 20.72

Statement of Operations
Columbia Research Enhanced International Equity ETF
For the period from December 11, 2025 (commencement of operations) through March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 51,768
Foreign taxes withheld (4,468)
Total income 47,300
Expenses:
Investment management fees 5,131
Total expenses 5,131
Total net expenses 5,131
Net investment income 42,169
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers 35
Foreign currency translations (193)
Net realized loss (158)
Net change in unrealized appreciation (depreciation) on: –
Investments - unaffiliated issuers 118,815
Foreign currency translations (138)
Net change in unrealized appreciation 118,677
Net realized and unrealized gain 118,519
Net increase in net assets resulting from operations 160,688

Statement of Changes in Net Assets
Columbia Research Enhanced International Equity ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Year Ended
March 31, 2026
(a)
Operations –
Net investment income $ 42,169
Net realized loss (158)
Net change in unrealized appreciation 118,677
Net increase in net assets resulting from operations 160,688
Distributions to Shareholders –
Net investment income and net realized gains (1,705)
Total distributions to shareholders (1,705)
Increase in net assets from capital stock activity 1,011,302
Total increase in net assets 1,170,285
Net Assets: –
Net assets at beginning of period 4,010,173
(b)
Net assets at end of period $ 5,180,458
Year Ended
March 31, 2026
(a)
Shares
Dollars ($)
Capital stock activity
Shares sold 50,000 1,011,302
Net increase 50,000 1,011,302
(a) Based on operations from December 11, 2025 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 was contributed on December 3, 2025; additional securities and cash of $4,009,173 was contributed on December 10, 2025.

Financial Highlights
Columbia Research Enhanced International Equity ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended
March 31,
2026
(a)
Per share data
Net asset value, beginning of period $ 20 .05
Income (loss) from investment operations:
Net investment income 0 .17
Net realized and unrealized gain 0 .51
Total from investment operations 0 .68
Less distributions to shareholders from:
Net investment income ( 0 .01 )
Total distributions to shareholders ( 0 .01 )
Net asset value, end of period $ 20 .72
Total Return at NAV 3 .38%
Ratios to average net assets
Total gross expenses
(b)
0 .32%
Total net expenses
(b) ,(c)
0 .32%
Net investment income 2 .63%
Supplemental data
Net assets, end of period (in thousands) $ 5,180
Portfolio turnover 0%
Notes to Financial Highlights
(a) The Fund commenced operations on December 11, 2025. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia Research Enhanced Mid Cap ETF, March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks 99 .1%
Communication Services 3.8%
Diversified Telecommunication Services
0.1%
Iridium Communications, Inc. 71 1,970
Entertainment 1.5%
Electronic Arts, Inc. 176 35,881
Roku, Inc.
(a)
102 9,651
Total 45,532
Interactive Media & Services 1.0%
Match Group, Inc. 185 5,681
Pinterest, Inc., Class A
(a)
465 8,528
Reddit, Inc., Class A
(a)
101 13,600
ZoomInfo Technologies, Inc.
(a)
207 1,238
Total 29,047
Media 1.0%
DoubleVerify Holdings, Inc.
(a)
112 1,064
Fox Corp., Class A 162 9,461
Fox Corp., Class B 117 6,213
New York Times Co., Class A 124 10,382
Nexstar Media Group, Inc. 23 4,159
Total 31,279
Wireless Telecommunication Services
0.2%
Millicom International Cellular SA 73 5,471
Total Communication Services 113,299
Consumer Discretionary 11.2%
Automobile Components 0.8%
Aptiv PLC
(a)
151 10,485
BorgWarner, Inc. 149 8,085
Lear Corp. 37 4,480
Total 23,050
Automobiles 1.1%
Ford Motor Co. 2,754 31,781
Broadline Retail 1.2%
Dillard's, Inc., Class A 5 2,861
eBay, Inc. 318 28,944
Etsy, Inc.
(a)
69 3,449
Issuer . Shares . Value ($)
Common Stocks (continued)
Macy's, Inc. 189 3,419
Total 38,673
Diversified Consumer Services 0.2%
ADT, Inc. 466 3,062
Grand Canyon Education, Inc.
(a)
20 3,400
Total 6,462
Hotels, Restaurants & Leisure 4.5%
Boyd Gaming Corp. 39 3,205
Caesars Entertainment, Inc.
(a)
135 3,568
Carnival Corp. 760 19,669
Expedia Group, Inc. 82 18,933
Hilton Worldwide Holdings, Inc. 160 48,653
Las Vegas Sands Corp. 219 11,800
MGM Resorts International
(a)
146 5,403
Restaurant Brands International, Inc. 228 16,849
Travel & Leisure Co. 44 3,044
Wynn Resorts Ltd. 53 5,382
Total 136,506
Household Durables 1.3%
NVR, Inc.
(a)
2 13,180
PulteGroup, Inc. 136 15,995
Toll Brothers, Inc. 67 9,143
Total 38,318
Specialty Retail 1.0%
Bath & Body Works, Inc. 144 2,688
Best Buy Co., Inc. 138 8,860
Chewy, Inc., Class A
(a)
156 4,212
Five Below, Inc.
(a)
37 8,454
Wayfair, Inc., Class A
(a)
70 5,265
Total 29,479
Textiles, Apparel & Luxury Goods 1.1%
Birkenstock Holding PLC
(a)
40 1,433
Crocs, Inc.
(a)
35 2,906
Ralph Lauren Corp. 26 8,944
Tapestry, Inc. 143 20,178
Total 33,461
Total Consumer Discretionary 337,730

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Consumer Staples 5.0%
Beverages 0.7%
Boston Beer Co., Inc., Class A
(a)
4 922
Constellation Brands, Inc., Class A 98 14,700
Molson Coors Beverage Co., Class B 101 4,349
Total 19,971
Consumer Staples Distribution & Retail
1.9%
Albertsons Cos., Inc., Class A 244 4,158
Kroger Co. 414 29,957
Maplebear, Inc.
(a)
131 4,907
Sprouts Farmers Market, Inc.
(a)
62 4,782
U.S. Foods Holding Corp.
(a)
139 12,817
Total 56,621
Food Products 2.4%
Archer-Daniels-Midland Co. 301 21,881
Conagra Brands, Inc. 299 4,700
General Mills, Inc. 334 12,431
Ingredion, Inc. 40 4,506
Kraft Heinz Co. 742 16,688
Pilgrim's Pride Corp. 26 982
Smithfield Foods, Inc. 28 783
Tyson Foods, Inc., Class A 177 11,340
Total 73,311
Total Consumer Staples 149,903
Energy 7.6%
Energy Equipment & Services 1.0%
NOV, Inc. 274 5,154
TechnipFMC PLC 303 20,946
Weatherford International PLC 53 5,013
Total 31,113
Oil, Gas & Consumable Fuels 6.6%
Antero Midstream Corp. 251 5,723
APA Corp. 264 11,204
Chord Energy Corp. 43 6,114
HF Sinclair Corp. 128 7,986
Marathon Petroleum Corp. 226 55,185
Phillips 66 305 55,565
Issuer . Shares . Value ($)
Common Stocks (continued)
Valero Energy Corp. 230 56,827
Total 198,604
Total Energy 229,717
Financials 14.7%
Banks 3.2%
FNB Corp. 268 4,481
Huntington Bancshares, Inc. 1,186 18,561
M&T Bank Corp. 117 24,185
Pinnacle Financial Partners, Inc. 112 9,648
Popular, Inc. 49 6,574
Regions Financial Corp. 666 17,396
Webster Financial Corp. 125 8,678
Zions Bancorp NA 111 6,396
Total 95,919
Capital Markets 4.4%
Cboe Global Markets, Inc. 79 22,205
Franklin Resources, Inc. 209 4,937
Houlihan Lokey, Inc. 41 5,888
Invesco Ltd. 337 8,186
Janus Henderson Group PLC 117 6,010
Raymond James Financial, Inc. 137 19,836
SEI Investments Co. 76 5,964
State Street Corp. 211 26,703
Stifel Financial Corp. 113 8,353
T. Rowe Price Group, Inc. 164 14,783
Virtu Financial, Inc., Class A 62 2,727
XP, Inc., Class A 304 5,788
Total 131,380
Consumer Finance 1.2%
Ally Financial, Inc. 232 9,101
OneMain Holdings, Inc. 89 4,761
SLM Corp. 152 3,254
Synchrony Financial 273 18,570
Total 35,686
Financial Services 1.0%
Global Payments, Inc. 178 11,979
Jack Henry & Associates, Inc. 55 8,692
MGIC Investment Corp. 167 4,384
WEX, Inc.
(a)
25 3,826
Total 28,881

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Insurance 4.4%
Allstate Corp. 199 41,260
Assurant, Inc. 37 8,059
Brighthouse Financial, Inc.
(a)
44 2,635
CNA Financial Corp. 206 9,460
First American Financial Corp. 73 4,401
Hanover Insurance Group, Inc. 27 4,680
Kemper Corp. 44 1,345
Lincoln National Corp. 143 5,077
Principal Financial Group, Inc. 167 15,048
Prudential Financial, Inc. 266 25,985
RenaissanceRe Holdings Ltd. 34 10,106
Unum Group 126 9,202
Total 137,258
Mortgage Real Estate Investment 0.5%
Annaly Capital Management, Inc. 520 10,998
Rithm Capital Corp. 420 3,982
Total 14,980
Total Financials 444,104
Health Care 9.3%
Biotechnology 2.2%
Alnylam Pharmaceuticals, Inc.
(a)
30 9,926
Apellis Pharmaceuticals, Inc.
(a)
24 966
Biogen, Inc.
(a)
34 6,233
BioMarin Pharmaceutical, Inc.
(a)
43 2,429
Caris Life Sciences, Inc.
(a)
26 465
Exelixis, Inc.
(a)
60 2,573
Halozyme Therapeutics, Inc.
(a)
27 1,745
Incyte Corp.
(a)
45 4,235
Insmed, Inc.
(a)
49 8,012
Ionis Pharmaceuticals, Inc.
(a)
38 2,853
Moderna, Inc.
(a)
81 4,115
Natera, Inc.
(a)
30 6,000
Neurocrine Biosciences, Inc.
(a)
23 3,030
Revolution Medicines, Inc.
(a)
39 3,793
Roivant Sciences Ltd.
(a)
93 2,576
Sarepta Therapeutics, Inc.
(a)
22 479
Summit Therapeutics, Inc.
(a)
24 455
Ultragenyx Pharmaceutical, Inc.
(a)
21 440
United Therapeutics Corp.
(a)
10 5,930
Issuer . Shares . Value ($)
Common Stocks (continued)
Viking Therapeutics, Inc.
(a)
26 846
Total 67,101
Health Care Equipment & Supplies 1.0%
Align Technology, Inc.
(a)
43 7,371
Baxter International, Inc. 326 5,477
Envista Holdings Corp.
(a)
103 2,613
Hologic, Inc.
(a)
141 10,658
Teleflex, Inc. 29 3,469
Total 29,588
Health Care Providers & Services 3.2%
Cardinal Health, Inc. 152 32,119
Centene Corp.
(a)
310 10,149
DaVita, Inc.
(a)
43 6,609
Humana, Inc. 76 13,178
Labcorp Holdings, Inc. 52 13,874
Quest Diagnostics, Inc. 70 13,719
Universal Health Services, Inc., Class B 35 6,264
Total 95,912
Health Care Technology 0.6%
Veeva Systems, Inc., Class A
(a)
95 16,688
Life Sciences Tools & Services 1.4%
Charles River Laboratories International, Inc.
(a)
32 5,520
Illumina, Inc.
(a)
94 11,586
IQVIA Holdings, Inc.
(a)
108 18,418
Medpace Holdings, Inc.
(a)
14 6,723
Total 42,247
Pharmaceuticals 0.9%
Corcept Therapeutics, Inc.
(a)
59 2,378
Elanco Animal Health, Inc.
(a)
314 7,514
Jazz Pharmaceuticals PLC
(a)
38 7,184
Perrigo Co. PLC 88 945
Viatris, Inc. 718 9,701
Total 27,722
Total Health Care 279,258
Industrials 17.6%
Aerospace & Defense 0.5%
ATI, Inc.
(a)
102 14,837
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc. 100 14,323

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Building Products 1.4%
A.O. Smith Corp. 85 5,605
Allegion PLC 64 9,299
Carlisle Cos., Inc. 32 10,676
Masco Corp. 157 9,478
Owens Corning 61 6,601
Total 41,659
Commercial Services & Supplies 0.5%
Veralto Corp. 187 16,535
Construction & Engineering 1.7%
AECOM 100 8,482
API Group Corp.
(a)
282 11,427
EMCOR Group, Inc. 34 25,102
Valmont Industries, Inc. 15 5,994
Total 51,005
Electrical Equipment 1.7%
Acuity, Inc. 23 6,445
Regal Rexnord Corp. 49 9,176
Rockwell Automation, Inc. 85 30,505
Sensata Technologies Holding PLC 110 3,874
Total 50,000
Ground Transportation 0.7%
JB Hunt Transport Services, Inc. 58 12,290
Lyft, Inc., Class A
(a)
288 3,830
Ryder System, Inc. 29 5,937
Total 22,057
Machinery 5.2%
AGCO Corp. 46 5,330
Allison Transmission Holdings, Inc. 62 7,258
CNH Industrial NV 662 7,282
Donaldson Co., Inc. 87 7,384
Flowserve Corp. 96 7,057
Fortive Corp. 239 13,212
Graco, Inc. 125 10,581
ITT, Inc. 58 11,051
Lincoln Electric Holdings, Inc. 40 9,963
Middleby Corp.
(a)
37 4,905
Mueller Industries, Inc. 83 9,196
Oshkosh Corp. 47 6,919
Otis Worldwide Corp. 295 22,739
Issuer . Shares . Value ($)
Common Stocks (continued)
Pentair PLC 123 10,715
Snap-on, Inc. 38 13,802
Timken Co. 47 4,727
Toro Co. 73 6,821
Total 158,942
Passenger Airlines 2.4%
Alaska Air Group, Inc.
(a)
88 3,237
Delta Air Lines, Inc. 493 32,774
Southwest Airlines Co. 387 14,540
United Airlines Holdings, Inc.
(a)
244 22,465
Total 73,016
Professional Services 2.6%
Broadridge Financial Solutions, Inc. 89 14,461
ExlService Holdings, Inc.
(a)
115 3,502
Genpact Ltd. 119 4,433
Leidos Holdings, Inc. 96 14,930
Paychex, Inc. 245 22,569
Paycom Software, Inc. 37 4,497
Paylocity Holding Corp.
(a)
33 3,565
Science Applications International Corp. 34 3,227
SS&C Technologies Holdings, Inc. 160 10,811
Total 81,995
Trading Companies & Distributors 0.4%
Applied Industrial Technologies, Inc. 29 7,694
MSC Industrial Direct Co., Inc., Class A 34 3,137
Total 10,831
Total Industrials 535,200
Information Technology 11.1%
Communications Equipment 1.8%
Ciena Corp.
(a)
109 42,317
F5, Inc.
(a)
45 13,020
Total 55,337
Electronic Equipment, Instruments &
Components 2.7%
Flex Ltd.
(a)
290 18,983
Keysight Technologies, Inc.
(a)
135 38,120
Littelfuse, Inc. 20 6,787
Ralliant Corp. 88 3,660
Vontier Corp. 114 4,044
Zebra Technologies Corp., Class A
(a)
40 8,363
Total 79,957

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
IT Services 1.5%
Gartner, Inc.
(a)
56 8,867
GoDaddy, Inc., Class A
(a)
107 8,846
Okta, Inc.
(a)
133 10,468
VeriSign, Inc. 73 18,130
Total 46,311
Semiconductors & Semiconductor
Equipment 0.5%
Allegro MicroSystems, Inc.
(a)
97 3,058
Cirrus Logic, Inc.
(a)
41 5,930
Qorvo, Inc.
(a)
73 5,650
Total 14,638
Software 3.1%
Docusign, Inc.
(a)
158 7,491
Dropbox, Inc., Class A
(a)
137 3,113
Elastic NV
(a)
74 3,699
HubSpot, Inc.
(a)
40 9,764
Manhattan Associates, Inc.
(a)
46 6,124
Nutanix, Inc., Class A
(a)
208 7,906
Pegasystems, Inc. 72 3,064
PTC, Inc.
(a)
95 13,537
RingCentral, Inc., Class A 59 2,194
Rubrik, Inc., Class A
(a)
101 4,946
UiPath, Inc., Class A
(a)
321 3,563
Zoom Communications, Inc.
(a)
210 16,882
Zscaler, Inc.
(a)
79 11,083
Total 93,366
Technology Hardware, Storage &
Peripherals 1.5%
Everpure, Inc., Class A
(a)
246 14,524
HP, Inc. 737 14,158
NetApp, Inc. 158 16,177
Total 44,859
Total Information Technology 334,468
Materials 5.6%
Chemicals 2.5%
CF Industries Holdings, Inc. 94 12,205
Corteva, Inc. 406 33,986
Eastman Chemical Co. 68 5,190
Mosaic Co. 190 4,845
NewMarket Corp. 4 2,564
Issuer . Shares . Value ($)
Common Stocks (continued)
PPG Industries, Inc. 135 14,429
Scotts Miracle-Gro Co. 26 1,581
Total 74,800
Construction Materials 0.2%
James Hardie Industries PLC
(a)
348 6,591
Containers & Packaging 0.2%
Crown Holdings, Inc. 69 6,917
Metals & Mining 2.6%
Anglogold Ashanti PLC 304 29,597
Nucor Corp. 137 23,167
Reliance, Inc. 32 9,725
Steel Dynamics, Inc. 83 14,940
Total 77,429
Paper & Forest Products 0.1%
Louisiana-Pacific Corp. 41 2,983
Total Materials 168,720
Real Estate 6.5%
Diversified REITs 0.4%
WP Carey, Inc. 178 12,097
Health Care REITs 0.4%
Omega Healthcare Investors, Inc. 242 10,604
Hotel & Resort REITs 0.4%
Host Hotels & Resorts, Inc. 557 10,672
Park Hotels & Resorts, Inc. 159 1,674
Total 12,346
Industrial REITs 0.2%
STAG Industrial, Inc. 152 5,481
Office REITs 0.2%
Kilroy Realty Corp. 97 2,736
Vornado Realty Trust 146 3,795
Total 6,531
Real Estate Management & Development
1.6%
CBRE Group, Inc., Class A
(a)
242 32,781
Howard Hughes Holdings, Inc.
(a)
49 3,100
Jones Lang LaSalle, Inc.
(a)
38 11,564
Total 47,445
Residential REITs 1.1%
American Homes 4 Rent, Class A 281 7,846
Invitation Homes, Inc. 502 12,475

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Issuer . Shares . Value ($)
Common Stocks (continued)
Sun Communities, Inc. 101 12,721
Total 33,042
Retail REITs 0.5%
Brixmor Property Group, Inc. 250 7,200
NNN REIT, Inc. 154 6,473
Total 13,673
Specialized REITs 1.7%
EPR Properties 62 3,098
Gaming & Leisure Properties, Inc. 223 9,895
Rayonier, Inc. 125 2,578
SBA Communications Corp. 86 14,801
VICI Properties, Inc. 875 23,905
Total 54,277
Total Real Estate 195,496
Utilities 6.7%
Electric Utilities 4.0%
Edison International 248 18,149
Evergy, Inc. 146 11,960
Eversource Energy 242 16,766
Exelon Corp. 650 31,863
NRG Energy, Inc. 122 17,829
PG&E Corp. 1,409 24,756
Total 121,323
Gas Utilities 0.2%
UGI Corp. 138 5,026
Issuer . Shares . Value ($)
Common Stocks (continued)
Independent Power and Renewable
Electricity Producers 0.3%
AES Corp. 457 6,439
Clearway Energy, Inc., Class A 23 901
Clearway Energy, Inc., Class C 53 2,082
Total 9,422
Multi-Utilities 2.2%
Ameren Corp. 173 19,016
Consolidated Edison, Inc. 233 26,372
DTE Energy Co. 134 19,593
Total 64,981
Total Utilities 200,752
Total Common Stocks
(Cost $ 3,036,496 ) 2,988,647
1 1
Money Market Funds 0 .8%
Goldman Sachs Financial Square Funds -
Treasury Instruments Fund, Institutional Class,
3.541%
(b)
24,580 24,580
1 1 1
Total Money Market Funds
(Cost $ 24,580 ) 24,580
1 1
Total Investments in Securities
(Cost $ 3,061,076 ) 3,013,227
Other Assets & Liabilities, Net 3,036
Net Assets 3,016,263
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
REIT Real Estate Investment Trust

Portfolio of Investments
(continued)
Columbia Research Enhanced Mid Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 113,299 — — 113,299
Consumer Discretionary 337,730 — — 337,730
Consumer Staples 149,903 — — 149,903
Energy 229,717 — — 229,717
Financials 444,104 — — 444,104
Health Care 279,258 — — 279,258
Industrials 535,200 — — 535,200
Information Technology 334,468 — — 334,468
Materials 168,720 — — 168,720
Real Estate 195,496 — — 195,496
Utilities 200,752 — — 200,752
Total Common Stocks 2,988,647 — — 2,988,647
Money Market Funds 24,580 — — 24,580
Total Investments in Securities 3,013,227 — — 3,013,227
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Research Enhanced Mid Cap ETF
March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $3,061,076) $ 3,013,227
Receivable for: –
Dividends 4,040
Total assets 3,017,267
Liabilities
Payable for: —
Investment management fees 1,004
Total liabilities 1,004
Net assets applicable to outstanding capital stock $ 3,016,263
Represented by:
Paid in capital
$ 3,045,480
Total distributable earnings (loss) (29,217)
Total - representing net assets applicable to outstanding capital stock $ 3,016,263
Net assets
$ 3,016,263
Shares outstanding
150,050
Net asset value per share
$ 20.10

Statement of Operations
Columbia Research Enhanced Mid Cap ETF
For the period from December 11, 2025 (commencement of operations) through March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 27,537
Foreign taxes withheld (75)
Total income 27,462
Expenses:
Investment management fees 4,611
Total expenses 4,611
Total net expenses 4,611
Net investment income 22,851
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers 2,828
In-kind transactions (4,631)
Net realized loss (1,803)
Net change in unrealized depreciation on: –
Investments - unaffiliated issuers (47,849)
Net change in unrealized depreciation (47,849)
Net realized and unrealized loss (49,652)
Net decrease in net assets resulting from operations (26,801)

Statement of Changes in Net Assets
Columbia Research Enhanced Mid Cap ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Year Ended
March 31, 2026
(a)
Operations –
Net investment income $ 22,851
Net realized loss (1,803)
Net change in unrealized depreciation (47,849)
Net decrease in net assets resulting from operations (26,801)
Distributions to Shareholders –
Net investment income and net realized gains (4,211)
Total distributions to shareholders (4,211)
Decrease in net assets from capital stock activity (2,035,137)
Total decrease in net assets (2,066,149)
Net Assets: –
Net assets at beginning of period 5,082,412
(b)
Net assets at end of period $ 3,016,263
Year Ended
March 31, 2026
(a)
Shares
Dollars ($)
Capital stock activity
Shares redeemed (100,000) (2,035,137)
Net decrease (100,000) (2,035,137)
(a) Based on operations from December 11, 2025 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 was contributed on December 3, 2025; additional securities and cash of $5,081,412 was contributed on December 10, 2025.

Financial Highlights
Columbia Research Enhanced Mid Cap ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended
March 31,
2026
(a)
Per share data
Net asset value, beginning of period $ 20 .33
Income (loss) from investment operations:
Net investment income 0 .10
Net realized and unrealized loss ( 0 .31 )
Total from investment operations ( 0 .21 )
Less distributions to shareholders from:
Net investment income ( 0 .02 )
Total distributions to shareholders ( 0 .02 )
Net asset value, end of period $ 20 .10
Total Return at NAV ( 1 .05 ) %
Ratios to average net assets
Total gross expenses
(b)
0 .32%
Total net expenses
(b) ,(c)
0 .32%
Net investment income 1 .59%
Supplemental data
Net assets, end of period (in thousands) $ 3,016
Portfolio turnover 8%
Notes to Financial Highlights
(a) The Fund commenced operations on December 11, 2025. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia Research Enhanced Small Cap ETF, March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks 99 .1%
Communication Services 2.1%
Diversified Telecommunication Services
0.7%
Bandwidth, Inc., Class A
(a)
42 748
Globalstar, Inc.
(a)
76 5,048
IDT Corp., Class B 32 1,571
Liberty Latin America Ltd., Class C
(a)
196 1,729
Lumen Technologies, Inc.
(a)
1,454 10,105
Total 19,201
Entertainment 0.4%
Cinemark Holdings, Inc. 157 4,477
IMAX Corp.
(a)
66 2,509
Madison Square Garden Entertainment Corp.
(a)
60 3,535
Marcus Corp. 34 584
Playtika Holding Corp. 116 322
Total 11,427
Interactive Media & Services 0.5%
Angi, Inc.
(a)
53 363
Bumble, Inc., Class A
(a)
85 277
Cargurus, Inc.
(a)
119 4,051
Cars.com, Inc.
(a)
83 674
EverQuote, Inc., Class A
(a)
42 648
fuboTV, Inc., Class A
(a)
42 397
Grindr, Inc.
(a)
57 689
MediaAlpha, Inc., Class A
(a)
48 446
Nextdoor Holdings, Inc.
(a)
332 465
QuinStreet, Inc.
(a)
79 949
Shutterstock, Inc. 37 615
TripAdvisor, Inc.
(a)
166 1,770
Yelp, Inc.
(a)
92 2,276
Ziff Davis, Inc.
(a)
59 2,476
ZipRecruiter, Inc., Class A
(a)
95 175
Total 16,271
Media 0.3%
AMC Networks, Inc., Class A
(a)
48 326
Cable One, Inc.
(a)
7 638
Gambling.com Group Ltd.
(a)
30 116
Gray Media, Inc. 131 569
Issuer . Shares . Value ($)
Common Stocks (continued)
Ibotta, Inc., Class A
(a)
21 629
iHeartMedia, Inc., Class A
(a)
175 511
John Wiley & Sons, Inc., Class A 63 2,400
Magnite, Inc.
(a)
215 2,555
Nexxen International Ltd.
(a)
124 808
Optimum Communications, Inc., Class A
(a)
359 467
PubMatic, Inc., Class A
(a)
57 466
Scholastic Corp. 31 1,211
Sinclair, Inc. 60 776
Total 11,472
Wireless Telecommunication Services
0.2%
Gogo, Inc.
(a)
119 478
Telephone & Data Systems, Inc. 154 6,484
Total 6,962
Total Communication Services 65,333
Consumer Discretionary 8.8%
Automobile Components 1.3%
Adient PLC
(a)
106 2,142
Cooper-Standard Holdings, Inc.
(a)
22 613
Dana, Inc. 152 5,115
Dauch Corp.
(a)
145 860
Dorman Products, Inc.
(a)
35 3,653
Garrett Motion, Inc. 254 4,615
Gentherm, Inc.
(a)
39 1,083
Goodyear Tire & Rubber Co.
(a)
365 2,420
LCI Industries 30 3,689
Patrick Industries, Inc. 42 4,665
Phinia, Inc. 50 3,422
Standard Motor Products, Inc. 27 938
Strattec Security Corp.
(a)
6 470
Visteon Corp. 36 3,280
XPEL, Inc.
(a)
33 1,461
Total 38,426
Automobiles 0.0%
Winnebago Industries, Inc. 36 1,116
Broadline Retail 0.1%
Groupon, Inc.
(a)
30 357

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Kohl's Corp. 143 1,845
Total 2,202
Distributors 0.1%
GigaCloud Technology, Inc., Class A
(a)
33 1,497
Gold.com, Inc. 24 962
Total 2,459
Diversified Consumer Services 1.3%
American Public Education, Inc.
(a)
23 1,308
Carriage Services, Inc. 19 868
Coursera, Inc.
(a)
185 1,077
Covista, Inc.
(a)
47 5,417
Frontdoor, Inc.
(a)
94 4,969
Graham Holdings Co., Class B 4 4,229
Laureate Education, Inc.
(a)
165 5,749
McGraw Hill, Inc.
(a)
33 452
OneSpaWorld Holdings Ltd. 130 2,984
Perdoceo Education Corp. 83 3,088
Strategic Education, Inc. 30 2,489
Stride, Inc.
(a)
55 4,849
Udemy, Inc.
(a)
110 508
Universal Technical Institute, Inc.
(a)
70 2,527
Total 40,514
Hotels, Restaurants & Leisure 1.5%
Accel Entertainment, Inc.
(a)
67 731
Biglari Holdings, Inc., Class B
(a)
3 989
BJ's Restaurants, Inc.
(a)
26 913
Bloomin' Brands, Inc. 110 594
Brightstar Lottery PLC 134 1,707
Brinker International, Inc.
(a)
58 8,280
Cheesecake Factory, Inc. 60 3,285
Cracker Barrel Old Country Store, Inc. 30 843
Dine Brands Global, Inc. 18 472
Golden Entertainment, Inc. 25 667
Hilton Grand Vacations, Inc.
(a)
86 3,364
Life Time Group Holdings, Inc.
(a)
196 5,280
Lindblad Expeditions Holdings, Inc.
(a)
50 865
Marriott Vacations Worldwide Corp. 42 2,735
Monarch Casino & Resort, Inc. 17 1,625
Nathan's Famous, Inc. 4 403
Papa John's International, Inc. 43 1,394
Issuer . Shares . Value ($)
Common Stocks (continued)
RCI Hospitality Holdings, Inc. 11 251
Red Rock Resorts, Inc., Class A 63 3,362
Rush Street Interactive, Inc.
(a)
125 2,719
Super Group SGHC Ltd. 203 2,192
Target Hospitality Corp.
(a)
43 399
United Parks & Resorts, Inc.
(a)
71 2,319
Xponential Fitness, Inc., Class A
(a)
36 217
Total 45,606
Household Durables 1.9%
Cavco Industries, Inc.
(a)
10 4,843
Century Communities, Inc. 34 1,951
Champion Homes, Inc.
(a)
73 5,429
Cricut, Inc., Class A 60 224
Ethan Allen Interiors, Inc. 30 668
Green Brick Partners, Inc.
(a)
53 3,416
Hovnanian Enterprises, Inc., Class A
(a)
6 665
Installed Building Products, Inc. 30 7,955
KB Home 82 4,244
La-Z-Boy, Inc. 54 1,736
Leggett & Platt, Inc. 173 1,709
M/I Homes, Inc.
(a)
34 4,163
Meritage Homes Corp. 91 5,627
Sonos, Inc.
(a)
154 2,064
Taylor Morrison Home Corp.
(a)
125 7,280
Tri Pointe Homes, Inc.
(a)
110 5,140
Total 57,114
Leisure Products 0.2%
Acushnet Holdings Corp. 36 3,365
MasterCraft Boat Holdings, Inc.
(a)
21 431
Polaris, Inc. 70 3,815
Total 7,611
Specialty Retail 2.0%
Abercrombie & Fitch Co., Class A
(a)
61 5,573
Academy Sports & Outdoors, Inc. 88 4,968
American Eagle Outfitters, Inc. 202 3,373
Arhaus, Inc. 67 454
Asbury Automotive Group, Inc.
(a)
26 5,081
Boot Barn Holdings, Inc.
(a)
40 5,853
Buckle, Inc. 42 2,115
Build-A-Bear Workshop, Inc. 17 637

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Genesco, Inc.
(a)
13 377
Group 1 Automotive, Inc. 16 5,290
Lands' End, Inc.
(a)
12 135
Monro, Inc. 33 529
National Vision Holdings, Inc.
(a)
103 2,668
Petco Health & Wellness Co., Inc.
(a)
182 506
Revolve Group, Inc.
(a)
53 1,198
Sally Beauty Holdings, Inc.
(a)
130 1,801
Signet Jewelers Ltd. 52 4,401
Sonic Automotive, Inc., Class A 18 1,234
Stitch Fix, Inc., Class A
(a)
145 480
ThredUp, Inc., Class A
(a)
124 407
Upbound Group, Inc. 70 1,264
Urban Outfitters, Inc.
(a)
73 4,625
Victoria's Secret & Co.
(a)
91 4,219
Warby Parker, Inc., Class A
(a)
130 2,739
Winmark Corp. 4 1,710
Zumiez, Inc.
(a)
18 399
Total 62,036
Textiles, Apparel & Luxury Goods 0.4%
Ermenegildo Zegna NV 83 865
Figs, Inc., Class A
(a)
194 2,865
G-III Apparel Group Ltd. 48 1,330
Kontoor Brands, Inc. 73 5,131
Wolverine World Wide, Inc. 107 1,746
Total 11,937
Total Consumer Discretionary 269,021
Consumer Staples 1.9%
Beverages 0.0%
MGP Ingredients, Inc. 18 331
National Beverage Corp.
(a)
30 1,010
Total 1,341
Consumer Staples Distribution & Retail
0.6%
Andersons, Inc. 41 2,943
Chefs' Warehouse, Inc.
(a)
47 2,794
Ingles Markets, Inc., Class A 18 1,618
Natural Grocers by Vitamin Cottage, Inc. 12 310
PriceSmart, Inc. 33 4,966
United Natural Foods, Inc.
(a)
76 3,425
Issuer . Shares . Value ($)
Common Stocks (continued)
Weis Markets, Inc. 18 1,231
Total 17,287
Food Products 0.7%
B&G Foods, Inc. 98 471
Calavo Growers, Inc. 21 542
Cal-Maine Foods, Inc. 54 4,274
Dole PLC 100 1,429
Fresh Del Monte Produce, Inc. 50 2,013
J&J Snack Foods Corp. 20 1,585
Marzetti Co. 27 3,735
Mission Produce, Inc.
(a)
54 743
Seneca Foods Corp., Class A
(a)
6 907
Simply Good Foods Co.
(a)
118 1,693
Tootsie Roll Industries, Inc. 23 986
Total 18,378
Household Products 0.3%
Central Garden & Pet Co., Class A
(a)
63 2,042
Energizer Holdings, Inc. 79 1,297
Oil-Dri Corp. of America 12 781
Spectrum Brands Holdings, Inc. 30 2,211
WD-40 Co. 18 3,672
Total 10,003
Personal Care Products 0.2%
Edgewell Personal Care Co. 58 1,238
Herbalife Ltd.
(a)
128 1,884
Interparfums, Inc. 24 2,180
Niagen Bioscience, Inc.
(a)
82 362
Nu Skin Enterprises, Inc., Class A 60 437
USANA Health Sciences, Inc.
(a)
15 262
Total 6,363
Tobacco 0.1%
Turning Point Brands, Inc. 23 1,996
Universal Corp. 30 1,581
Total 3,577
Total Consumer Staples 56,949
Energy 6.5%
Energy Equipment & Services 3.0%
Archrock, Inc. 259 9,013
Bristow Group, Inc. 42 1,969
Cactus, Inc., Class A 104 4,926

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Expro Group Holdings NV
(a)
169 2,942
Forum Energy Technologies, Inc.
(a)
16 939
Helix Energy Solutions Group, Inc.
(a)
207 2,047
Helmerich & Payne, Inc. 145 5,224
Innovex International, Inc.
(a)
57 1,390
Liberty Energy, Inc. 236 6,797
Nabors Industries Ltd.
(a)
21 1,807
National Energy Services Reunited Corp.
(a)
122 2,619
Noble Corp. PLC 190 9,323
Oceaneering International, Inc.
(a)
148 5,250
Oil States International, Inc.
(a)
85 989
Patterson-UTI Energy, Inc. 519 5,621
ProPetro Holding Corp.
(a)
121 1,744
RPC, Inc. 152 1,076
Select Water Solutions, Inc. 142 2,173
TETRA Technologies, Inc.
(a)
191 1,627
Tidewater, Inc.
(a)
70 5,849
Transocean Ltd.
(a)
1,445 9,581
Valaris Ltd.
(a)
94 9,216
Total 92,122
Oil, Gas & Consumable Fuels 3.5%
Ardmore Shipping Corp. 59 900
BKV Corp.
(a)
26 742
California Resources Corp. 119 8,237
Clean Energy Fuels Corp.
(a)
212 526
CNX Resources Corp.
(a)
193 7,440
Crescent Energy Co., Class A 328 4,428
CVR Energy, Inc.
(a)
45 1,514
Delek U.S. Holdings, Inc. 89 4,011
DHT Holdings, Inc. 203 3,709
Diversified Energy Co. 88 1,535
Dorian LPG Ltd. 55 1,881
Excelerate Energy, Inc., Class A 48 1,604
FLEX LNG Ltd.
(a)
47 1,396
Green Plains, Inc.
(a)
103 1,694
Gulfport Energy Corp.
(a)
30 6,347
HighPeak Energy, Inc. 33 228
Infinity Natural Resources, Inc., Class A
(a)
21 370
International Seaways, Inc. 60 4,373
Magnolia Oil & Gas Corp., Class A 271 8,554
Issuer . Shares . Value ($)
Common Stocks (continued)
Murphy Oil Corp. 202 8,332
Navigator Holdings Ltd. 48 928
Par Pacific Holdings, Inc.
(a)
73 4,573
PBF Energy, Inc., Class A 125 5,953
Peabody Energy Corp. 173 5,700
PrimeEnergy Resources Corp.
(a)
2 466
REX American Resources Corp.
(a)
43 1,960
Riley Exploration Permian, Inc. 15 547
SandRidge Energy, Inc. 48 783
Scorpio Tankers, Inc. 67 5,002
SFL Corp. Ltd. 142 1,533
SM Energy Co. 169 5,269
Talos Energy, Inc.
(a)
188 2,963
Teekay Corp. Ltd. 79 965
Teekay Tankers Ltd., Class A 36 2,640
Vitesse Energy, Inc. 42 763
W&T Offshore, Inc. 148 505
World Kinect Corp. 82 1,892
Total 110,263
Total Energy 202,385
Financials 16.7%
Banks 7.6%
1st Source Corp. 33 2,284
Amalgamated Financial Corp. 32 1,244
Amerant Bancorp, Inc. 66 1,455
Ameris Bancorp 116 9,047
Axos Financial, Inc.
(a)
97 8,254
Banc of California, Inc. 233 4,096
Bancorp, Inc.
(a)
76 4,083
Bank of NT Butterfield & Son Ltd. 73 3,831
BankUnited, Inc. 133 6,006
Banner Corp. 58 3,519
Byline Bancorp, Inc. 58 1,831
Capitol Federal Financial, Inc. 218 1,554
Cathay General Bancorp 115 5,734
Central Pacific Financial Corp. 47 1,502
City Holding Co. 25 2,988
Community Trust Bancorp, Inc. 32 1,943
Customers Bancorp, Inc.
(a)
55 3,818
Enterprise Financial Services Corp. 65 3,517

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
First BanCorp 274 5,853
First Bancorp/Southern Pines NC 71 4,001
First Financial Bancorp 172 4,795
First Financial Corp. 21 1,327
First Merchants Corp. 101 3,912
Firstsun Capital Bancorp
(a)
22 802
Fulton Financial Corp. 317 6,448
Hancock Whitney Corp. 147 9,348
Hanmi Financial Corp. 52 1,371
Heritage Commerce Corp. 106 1,323
Heritage Financial Corp. 60 1,560
Hilltop Holdings, Inc. 77 2,758
Home BancShares, Inc. 328 8,833
Independent Bank Corp. 36 1,199
International Bancshares Corp. 101 6,796
Metropolitan Bank Holding Corp. 16 1,333
Mid Penn Bancorp, Inc. 33 1,061
NB Bancorp, Inc. 60 1,264
Nicolet Bankshares, Inc. 35 5,202
Northeast Bank 15 1,686
Northrim BanCorp, Inc. 39 892
OFG Bancorp 77 3,115
Old Second Bancorp, Inc. 89 1,794
Origin Bancorp, Inc. 50 2,073
Orrstown Financial Services, Inc. 33 1,191
Park National Corp. 28 4,577
Pathward Financial, Inc. 40 3,569
Peoples Bancorp, Inc. 61 2,005
Preferred Bank 24 2,177
Provident Financial Services, Inc. 220 4,655
QCR Holdings, Inc. 28 2,393
S&T Bancorp, Inc. 67 2,803
Southside Bancshares, Inc. 51 1,586
Stellar Bancorp, Inc. 83 3,039
Stock Yards Bancorp, Inc. 48 3,182
Texas Capital Bancshares, Inc.
(a)
80 7,590
Towne Bank 144 4,848
TriCo Bancshares 52 2,472
TrustCo Bank Corp. 32 1,401
Trustmark Corp. 98 4,130
Issuer . Shares . Value ($)
Common Stocks (continued)
United Bankshares, Inc. 244 10,106
United Community Banks, Inc. 215 6,770
Valley National Bancorp 857 10,523
WSFS Financial Corp. 97 6,350
Total 230,819
Capital Markets 2.2%
Acadian Asset Management, Inc. 63 3,428
Artisan Partners Asset Management, Inc.,
Class A 121 4,403
BGC Group, Inc., Class A 643 6,289
Cohen & Steers, Inc. 49 3,065
Diamond Hill Investment Group, Inc. 5 861
Donnelley Financial Solutions, Inc.
(a)
45 2,121
Marex Group PLC 95 4,235
Moelis & Co., Class A 131 7,467
Patria Investments Ltd., Class A 109 1,373
Piper Sandler Cos. 124 9,492
PJT Partners, Inc., Class A 40 5,589
Ridgepost Capital, Inc., Class A 103 748
StoneX Group, Inc.
(a)
114 9,194
Victory Capital Holdings, Inc., Class A 91 5,959
Virtus Investment Partners, Inc. 12 1,612
WisdomTree, Inc. 218 3,174
Total 69,010
Consumer Finance 1.4%
Atlanticus Holdings Corp.
(a)
18 944
Bread Financial Holdings, Inc. 80 5,991
Dave, Inc.
(a)
19 3,308
Encore Capital Group, Inc.
(a)
37 2,594
Enova International, Inc.
(a)
42 5,705
FirstCash Holdings, Inc. 70 13,161
Green Dot Corp., Class A
(a)
88 987
Jefferson Capital, Inc. 94 1,808
LendingClub Corp.
(a)
200 2,864
LendingTree, Inc.
(a)
21 900
NerdWallet, Inc., Class A
(a)
70 727
Oportun Financial Corp.
(a)
66 304
OppFi, Inc. 47 362
PRA Group, Inc.
(a)
67 1,173

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
PROG Holdings, Inc. 67 1,922
Total 42,750
Financial Services 2.9%
Banco Latinoamericano de Comercio Exterior
SA 50 2,554
Burford Capital Ltd. 336 1,519
Cannae Holdings, Inc. 89 1,012
Compass Diversified Holdings 119 935
Enact Holdings, Inc. 52 2,122
Essent Group Ltd. 166 9,701
EVERTEC, Inc. 113 3,189
Federal Agricultural Mortgage Corp., Class C 17 2,522
Finance of America Cos., Inc., Class A
(a)
9 149
Flywire Corp.
(a)
200 2,328
HA Sustainable Infrastructure Capital, Inc. 222 8,159
International Money Express, Inc.
(a)
49 774
Jackson Financial, Inc., Class A 119 12,581
Marqeta, Inc., Class A
(a)
647 2,640
Merchants Bancorp 36 1,545
NCR Atleos Corp.
(a)
128 5,578
NMI Holdings, Inc.
(a)
133 4,989
Pagseguro Digital Ltd., Class A 371 3,717
PennyMac Financial Services, Inc. 88 7,691
Priority Technology Holdings, Inc.
(a)
49 231
Radian Group, Inc. 239 7,906
Repay Holdings Corp.
(a)
115 299
StoneCo Ltd., Class A
(a)
445 6,284
Total 88,425
Insurance 2.1%
AMERISAFE, Inc. 33 1,100
Bowhead Specialty Holdings, Inc.
(a)
39 875
CNO Financial Group, Inc. 164 6,734
Employers Holdings, Inc. 39 1,604
F&G Annuities & Life, Inc. 235 5,950
Fidelis Insurance Holdings Ltd. 98 1,873
Genworth Financial, Inc.
(a)
700 5,684
Hamilton Insurance Group Ltd., Class B 106 3,162
Heritage Insurance Holdings, Inc.
(a)
43 1,129
Horace Mann Educators Corp. 73 3,116
Mercury General Corp. 48 4,231
Issuer . Shares . Value ($)
Common Stocks (continued)
ProAssurance Corp.
(a)
91 2,250
Root, Inc., Class A
(a)
20 883
Safety Insurance Group, Inc. 27 1,961
Selective Insurance Group, Inc. 106 7,992
SiriusPoint Ltd.
(a)
191 4,114
Skyward Specialty Insurance Group, Inc.
(a)
63 2,752
Slide Insurance Holdings, Inc.
(a)
128 2,304
Stewart Information Services Corp. 49 3,017
Tiptree, Inc. 39 660
United Fire Group, Inc. 39 1,445
Universal Insurance Holdings, Inc. 45 1,537
Total 64,373
Mortgage Real Estate Investment 0.5%
Adamas Trust, Inc. 149 1,097
Apollo Commercial Real Estate Finance, Inc. 244 2,577
BrightSpire Capital, Inc. 225 1,260
Chimera Investment Corp. 142 1,782
Dynex Capital, Inc. 259 3,305
Ellington Financial, Inc. 173 2,050
Invesco Mortgage Capital, Inc. 124 1,002
MFA Financial, Inc. 178 1,705
TPG RE Finance Trust, Inc. 124 968
Total 15,746
Total Financials 511,123
Health Care 16.4%
Biotechnology 8.4%
4D Molecular Therapeutics, Inc.
(a)
42 391
Abeona Therapeutics, Inc.
(a)
46 206
Absci Corp.
(a)
134 402
ACADIA Pharmaceuticals, Inc.
(a)
167 3,717
ADC Therapeutics SA
(a)
91 341
ADMA Biologics, Inc.
(a)
229 2,063
Agios Pharmaceuticals, Inc.
(a)
54 1,827
Akebia Therapeutics, Inc.
(a)
254 353
Aldeyra Therapeutics, Inc.
(a)
57 96
Alector, Inc.
(a)
82 176
Alkermes PLC
(a)
160 5,658
Allogene Therapeutics, Inc.
(a)
154 376
Altimmune, Inc.
(a)
103 317
Amicus Therapeutics, Inc.
(a)
299 4,324

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
AnaptysBio, Inc.
(a)
25 1,387
Anavex Life Sciences Corp.
(a)
83 255
Annexon, Inc.
(a)
95 526
Apogee Therapeutics, Inc.
(a)
46 3,872
Arbutus Biopharma Corp.
(a)
149 671
Arcellx, Inc.
(a)
43 4,937
Arcturus Therapeutics Holdings, Inc.
(a)
24 185
Arcus Biosciences, Inc.
(a)
77 1,663
Arcutis Biotherapeutics, Inc.
(a)
106 2,497
Ardelyx, Inc.
(a)
232 1,390
ArriVent Biopharma, Inc.
(a)
26 600
Arrowhead Pharmaceuticals, Inc.
(a)
128 8,026
ARS Pharmaceuticals, Inc.
(a)
58 466
Atrium Therapeutics, Inc.
(a)
14 187
aTyr Pharma, Inc.
(a)
95 74
Aurinia Pharmaceuticals, Inc.
(a)
118 1,749
Avita Medical, Inc.
(a)
30 111
Beam Therapeutics, Inc.
(a)
91 2,169
Bicara Therapeutics, Inc.
(a)
30 597
BioCryst Pharmaceuticals, Inc.
(a)
219 2,085
Biohaven Ltd.
(a)
92 778
Bridgebio Pharma, Inc.
(a)
164 12,180
Bright Minds Biosciences, Inc.
(a)
5 365
Candel Therapeutics, Inc.
(a)
40 196
Capricor Therapeutics, Inc.
(a)
40 1,216
CareDx, Inc.
(a)
48 833
Catalyst Pharmaceuticals, Inc.
(a)
112 2,773
Celcuity, Inc.
(a)
30 3,424
Celldex Therapeutics, Inc.
(a)
64 2,030
CG oncology, Inc.
(a)
45 3,046
Cogent Biosciences, Inc.
(a)
115 4,426
Compass Therapeutics, Inc.
(a)
127 672
Corvus Pharmaceuticals, Inc.
(a)
57 834
CRISPR Therapeutics AG
(a)
87 4,139
Cullinan Therapeutics, Inc.
(a)
37 526
Cytokinetics, Inc.
(a)
118 7,777
Day One Biopharmaceuticals, Inc.
(a)
73 1,565
Denali Therapeutics, Inc.
(a)
131 2,515
Dianthus Therapeutics, Inc.
(a)
33 2,769
Disc Medicine, Inc.
(a)
27 1,726
Issuer . Shares . Value ($)
Common Stocks (continued)
Dyne Therapeutics, Inc.
(a)
110 1,994
Editas Medicine, Inc.
(a)
89 220
Eledon Pharmaceuticals, Inc.
(a)
55 169
Emergent BioSolutions, Inc.
(a)
50 415
Enanta Pharmaceuticals, Inc.
(a)
27 341
Erasca, Inc.
(a)
161 2,605
Geron Corp.
(a)
605 901
Gossamer Bio, Inc.
(a)
181 59
GRAIL, Inc.
(a)
30 1,550
Humacyte, Inc.
(a)
157 95
Ideaya Biosciences, Inc.
(a)
79 2,632
ImmunityBio, Inc.
(a)
301 2,309
Immunome, Inc.
(a)
85 1,859
Immunovant, Inc.
(a)
73 1,813
Inhibrx Biosciences, Inc.
(a)
10 672
Intellia Therapeutics, Inc.
(a)
110 1,410
Iovance Biotherapeutics, Inc.
(a)
334 1,172
Janux Therapeutics, Inc.
(a)
54 751
KalVista Pharmaceuticals, Inc.
(a)
38 765
Keros Therapeutics, Inc.
(a)
28 309
Kodiak Sciences, Inc.
(a)
48 1,830
Korro Bio, Inc.
(a)
6 68
Krystal Biotech, Inc.
(a)
25 6,458
Kura Oncology, Inc.
(a)
82 667
Kymera Therapeutics, Inc.
(a)
58 4,831
Larimar Therapeutics, Inc.
(a)
48 216
Lexeo Therapeutics, Inc.
(a)
62 356
Madrigal Pharmaceuticals, Inc.
(a)
20 10,470
MannKind Corp.
(a)
296 725
MiMedx Group, Inc.
(a)
116 458
Mineralys Therapeutics, Inc.
(a)
54 1,463
Mirum Pharmaceuticals, Inc.
(a)
42 3,880
Monopar Therapeutics, Inc.
(a)
6 329
Monte Rosa Therapeutics, Inc.
(a)
39 642
Myriad Genetics, Inc.
(a)
88 396
Neurogene, Inc.
(a)
12 242
Novavax, Inc.
(a)
146 1,188
Nurix Therapeutics, Inc.
(a)
100 1,550
Nuvalent, Inc., Class A
(a)
45 4,610
Olema Pharmaceuticals, Inc.
(a)
52 775

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Organogenesis Holdings, Inc.
(a)
60 142
ORIC Pharmaceuticals, Inc.
(a)
54 684
Oruka Therapeutics, Inc.
(a)
42 2,060
Palvella Therapeutics, Inc.
(a)
7 873
Perspective Therapeutics, Inc.
(a)
60 250
Praxis Precision Medicines, Inc.
(a)
24 7,733
Precigen, Inc.
(a)
122 472
Prime Medicine, Inc.
(a)
92 320
Protagonist Therapeutics, Inc.
(a)
59 6,219
Prothena Corp. PLC
(a)
43 418
PTC Therapeutics, Inc.
(a)
76 5,178
Recursion Pharmaceuticals, Inc., Class A
(a)
414 1,271
REGENXBIO, Inc.
(a)
46 385
Relay Therapeutics, Inc.
(a)
131 1,303
Replimune Group, Inc.
(a)
66 505
Rezolute, Inc.
(a)
80 244
Rhythm Pharmaceuticals, Inc.
(a)
62 5,392
Rigel Pharmaceuticals, Inc.
(a)
18 487
Rocket Pharmaceuticals, Inc.
(a)
98 351
Sana Biotechnology, Inc.
(a)
164 472
Savara, Inc.
(a)
88 480
Scholar Rock Holding Corp.
(a)
74 3,638
SELLAS Life Sciences Group, Inc.
(a)
124 525
Sionna Therapeutics, Inc.
(a)
24 962
Soleno Therapeutics, Inc.
(a)
46 1,540
Solid Biosciences, Inc.
(a)
58 418
Spyre Therapeutics, Inc.
(a)
68 3,430
Stoke Therapeutics, Inc.
(a)
48 1,563
Syndax Pharmaceuticals, Inc.
(a)
83 1,939
Tango Therapeutics, Inc.
(a)
79 1,653
Taysha Gene Therapies, Inc.
(a)
221 988
Tectonic Therapeutic, Inc.
(a)
11 340
TG Therapeutics, Inc.
(a)
143 4,750
Tonix Pharmaceuticals Holding Corp.
(a)
9 124
Travere Therapeutics, Inc.
(a)
86 2,555
Twist Bioscience Corp.
(a)
57 2,709
Upstream Bio, Inc.
(a)
21 189
UroGen Pharma Ltd.
(a)
42 755
Vaxcyte, Inc.
(a)
125 7,264
Vera Therapeutics, Inc.
(a)
48 1,931
Issuer . Shares . Value ($)
Common Stocks (continued)
Veracyte, Inc.
(a)
76 2,448
Verastem, Inc.
(a)
60 318
Vericel Corp.
(a)
50 1,609
Vir Biotechnology, Inc.
(a)
91 815
Viridian Therapeutics, Inc.
(a)
86 1,682
Xencor, Inc.
(a)
66 796
Xenon Pharmaceuticals, Inc.
(a)
73 4,245
Zenas Biopharma, Inc.
(a)
11 215
Zymeworks, Inc.
(a)
73 1,828
Total 257,147
Health Care Equipment & Supplies 3.0%
Alphatec Holdings, Inc.
(a)
175 1,904
AngioDynamics, Inc.
(a)
60 682
Artivion, Inc.
(a)
66 2,417
AtriCure, Inc.
(a)
73 2,083
Avanos Medical, Inc.
(a)
70 981
Axogen, Inc.
(a)
70 2,319
CONMED Corp. 46 1,627
Delcath Systems, Inc.
(a)
51 473
Embecta Corp. 85 751
Enovis Corp.
(a)
85 1,934
Glaukos Corp.
(a)
86 9,258
Haemonetics Corp.
(a)
71 4,002
ICU Medical, Inc.
(a)
37 4,779
Integer Holdings Corp.
(a)
53 4,664
Integra LifeSciences Holdings Corp.
(a)
100 942
iRadimed Corp. 12 1,155
IRhythm Holdings, Inc.
(a)
49 5,783
Lantheus Holdings, Inc.
(a)
101 7,661
LeMaitre Vascular, Inc. 33 3,603
LivaNova PLC
(a)
85 5,403
Merit Medical Systems, Inc.
(a)
89 6,135
Neogen Corp.
(a)
311 2,889
Novocure Ltd.
(a)
152 1,657
Omnicell, Inc.
(a)
67 2,236
Orthofix Medical, Inc.
(a)
60 688
OrthoPediatrics Corp.
(a)
27 428
Pulmonx Corp.
(a)
55 71
QuidelOrtho Corp.
(a)
104 1,709
RxSight, Inc.
(a)
57 351

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
SI-BONE, Inc.
(a)
59 745
Tactile Systems Technology, Inc.
(a)
33 862
Tandem Diabetes Care, Inc.
(a)
104 1,994
TransMedics Group, Inc.
(a)
51 5,070
UFP Technologies, Inc.
(a)
12 2,323
Varex Imaging Corp.
(a)
63 668
Total 90,247
Health Care Providers & Services 2.7%
Accendra Health, Inc.
(a)
115 262
AdaptHealth Corp.
(a)
140 1,666
Alignment Healthcare, Inc.
(a)
248 4,370
AMN Healthcare Services, Inc.
(a)
58 1,064
Ardent Health, Inc.
(a)
50 428
Astrana Health, Inc.
(a)
60 1,471
Aveanna Healthcare Holdings, Inc.
(a)
106 683
BrightSpring Health Services, Inc.
(a)
176 7,499
Castle Biosciences, Inc.
(a)
43 1,056
Community Health Systems, Inc.
(a)
182 535
CorVel Corp.
(a)
45 2,459
Cross Country Healthcare, Inc.
(a)
48 451
Ensign Group, Inc. 86 17,328
HealthEquity, Inc.
(a)
130 10,864
Hims & Hers Health, Inc.
(a)
315 6,539
LifeStance Health Group, Inc.
(a)
245 1,561
National HealthCare Corp. 18 2,875
Nutex Health, Inc.
(a)
6 570
Oncology Institute, Inc.
(a)
97 298
OPKO Health, Inc.
(a)
611 697
Option Care Health, Inc.
(a)
241 6,488
PACS Group, Inc.
(a)
60 1,927
Pediatrix Medical Group, Inc.
(a)
130 2,781
Privia Health Group, Inc.
(a)
167 3,435
Progyny, Inc.
(a)
112 1,902
Select Medical Holdings Corp. 161 2,623
Talkspace, Inc.
(a)
213 1,102
Total 82,934
Health Care Technology 0.1%
HealthStream, Inc. 36 746
LifeMD, Inc.
(a)
60 217
OptimizeRx Corp.
(a)
27 170
Issuer . Shares . Value ($)
Common Stocks (continued)
Phreesia, Inc.
(a)
86 721
Schrodinger, Inc.
(a)
97 1,101
Teladoc Health, Inc.
(a)
270 1,471
Total 4,426
Life Sciences Tools & Services 0.4%
10X Genomics, Inc., Class A
(a)
173 3,673
Adaptive Biotechnologies Corp.
(a)
227 3,151
Azenta, Inc.
(a)
70 1,479
CryoPort, Inc.
(a)
74 613
Cytek Biosciences, Inc.
(a)
179 782
Fortrea Holdings, Inc.
(a)
142 1,338
Ginkgo Bioworks Holdings, Inc.
(a)
64 392
Maravai LifeSciences Holdings, Inc., Class A
(a)
163 461
Mesa Laboratories, Inc. 9 796
Pacific Biosciences of California, Inc.
(a)
416 549
Total 13,234
Pharmaceuticals 1.8%
Amneal Pharmaceuticals, Inc.
(a)
242 3,008
Amphastar Pharmaceuticals, Inc.
(a)
51 999
ANI Pharmaceuticals, Inc.
(a)
29 2,230
Arvinas, Inc.
(a)
88 933
Collegium Pharmaceutical, Inc.
(a)
46 1,521
CorMedix, Inc.
(a)
112 760
Edgewise Therapeutics, Inc.
(a)
116 3,654
Enliven Therapeutics, Inc.
(a)
64 2,509
Evolus, Inc.
(a)
79 325
Fulcrum Therapeutics, Inc.
(a)
74 568
Harmony Biosciences Holdings, Inc.
(a)
76 2,129
Indivior Pharmaceuticals, Inc.
(a)
170 5,182
Innoviva, Inc.
(a)
113 2,633
Maze Therapeutics, Inc.
(a)
37 1,104
MBX Biosciences, Inc.
(a)
40 1,194
Ocular Therapeutix, Inc.
(a)
289 2,448
Omeros Corp.
(a)
101 1,067
Pacira BioSciences, Inc.
(a)
64 1,446
Phibro Animal Health Corp., Class A 31 1,715
Prestige Consumer Healthcare, Inc.
(a)
74 4,386
Rapport Therapeutics, Inc.
(a)
45 1,408
SIGA Technologies, Inc. 63 337
Supernus Pharmaceuticals, Inc.
(a)
83 4,290

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Terns Pharmaceuticals, Inc.
(a)
109 5,745
Theravance Biopharma, Inc.
(a)
73 1,185
WaVe Life Sciences Ltd.
(a)
196 1,421
Xeris Biopharma Holdings, Inc.
(a)
239 1,386
Zevra Therapeutics, Inc.
(a)
86 802
Total 56,385
Total Health Care 504,373
Industrials 18.2%
Aerospace & Defense 0.5%
AerSale Corp.
(a)
55 342
Astronics Corp.
(a)
51 3,403
Ducommun, Inc.
(a)
24 2,928
Mercury Systems, Inc.
(a)
100 7,291
V2X, Inc.
(a)
39 2,672
Total 16,636
Air Freight & Logistics 0.1%
Hub Group, Inc., Class A 100 3,604
Building Products 1.6%
American Woodmark Corp.
(a)
24 956
Apogee Enterprises, Inc. 36 1,207
AZZ, Inc. 50 6,257
Gibraltar Industries, Inc.
(a)
49 1,954
Griffon Corp. 64 4,652
Insteel Industries, Inc. 31 1,042
Janus International Group, Inc.
(a)
222 1,143
Masterbrand, Inc.
(a)
212 1,762
Resideo Technologies, Inc.
(a)
225 7,585
UFP Industries, Inc. 97 8,935
Zurn Elkay Water Solutions Corp. 249 11,164
Total 46,657
Commercial Services & Supplies 1.5%
ABM Industries, Inc. 101 3,891
BrightView Holdings, Inc.
(a)
118 1,391
Brink's Co. 70 7,254
Cimpress PLC
(a)
35 2,555
CoreCivic, Inc.
(a)
170 3,215
Deluxe Corp. 73 2,010
GEO Group, Inc.
(a)
223 3,749
Healthcare Services Group, Inc.
(a)
118 2,189
HNI Corp. 76 2,538
Issuer . Shares . Value ($)
Common Stocks (continued)
Interface, Inc. 97 2,417
Liquidity Services, Inc.
(a)
40 1,223
MillerKnoll, Inc. 115 1,663
Montrose Environmental Group, Inc.
(a)
55 1,204
OPENLANE, Inc.
(a)
176 5,130
Pitney Bowes, Inc. 267 2,950
Vestis Corp.
(a)
218 1,713
Total 45,092
Construction & Engineering 4.3%
Arcosa, Inc. 82 8,703
Argan, Inc. 22 11,982
Bowman Consulting Group Ltd.
(a)
24 683
Centuri Holdings, Inc.
(a)
131 3,827
Dycom Industries, Inc.
(a)
48 16,263
Fluor Corp.
(a)
268 12,502
Granite Construction, Inc. 74 8,871
Great Lakes Dredge & Dock Corp.
(a)
112 1,904
IES Holdings, Inc.
(a)
32 15,247
Limbach Holdings, Inc.
(a)
18 1,405
Matrix Service Co.
(a)
45 517
MYR Group, Inc.
(a)
25 7,058
NWPX Infrastructure, Inc.
(a)
16 1,246
Orion Group Holdings, Inc.
(a)
63 687
Primoris Services Corp. 91 13,017
Sterling Infrastructure, Inc.
(a)
50 20,363
Tutor Perini Corp. 76 5,866
Total 130,141
Electrical Equipment 2.2%
Allient, Inc. 24 1,418
Array Technologies, Inc.
(a)
253 1,829
Atkore, Inc. 56 3,299
EnerSys 61 10,597
LSI Industries, Inc. 45 837
Nextpower, Inc., Class A
(a)
244 29,414
Power Solutions International, Inc.
(a)
15 913
Preformed Line Products Co. 6 1,625
Sunrun, Inc.
(a)
377 5,112
Thermon Group Holdings, Inc.
(a)
54 2,722
Vicor Corp.
(a)
39 6,279
Total 64,045

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Ground Transportation 0.1%
ArcBest Corp. 37 3,639
Heartland Express, Inc. 70 728
Total 4,367
Machinery 5.1%
Alamo Group, Inc. 20 3,299
Albany International Corp., Class A 48 2,506
Astec Industries, Inc. 37 1,992
Atmus Filtration Technologies, Inc. 137 7,777
Blue Bird Corp.
(a)
53 3,010
Chart Industries, Inc.
(a)
76 15,714
Columbus McKinnon Corp. 47 683
Douglas Dynamics, Inc. 38 1,599
Energy Recovery, Inc.
(a)
86 866
Enerpac Tool Group Corp. 88 3,209
Enpro, Inc. 36 9,023
ESCO Technologies, Inc. 44 12,380
Federal Signal Corp. 100 10,814
Franklin Electric Co., Inc. 64 5,899
Gorman-Rupp Co. 35 2,175
Greenbrier Cos., Inc. 51 2,685
Helios Technologies, Inc. 55 3,559
Hillman Solutions Corp.
(a)
325 2,704
JBT Marel Corp. 86 10,997
Kadant, Inc. 20 5,847
Kennametal, Inc. 127 4,589
Lindsay Corp. 18 2,143
Miller Industries, Inc. 18 820
Mueller Water Products, Inc., Class A 260 7,147
Proto Labs, Inc.
(a)
39 2,224
Tennant Co. 30 1,992
Terex Corp. 187 11,052
Titan International, Inc.
(a)
82 567
Wabash National Corp. 64 552
Watts Water Technologies, Inc., Class A 45 13,064
Worthington Enterprises, Inc. 52 2,711
Total 153,599
Marine Transportation 0.4%
Costamare, Inc. 143 2,417
Genco Shipping & Trading Ltd. 53 1,195
Issuer . Shares . Value ($)
Common Stocks (continued)
Matson, Inc. 51 8,361
Total 11,973
Passenger Airlines 0.3%
Allegiant Travel Co.
(a)
24 1,945
SkyWest, Inc.
(a)
66 6,061
Sun Country Airlines Holdings, Inc.
(a)
77 1,272
Total 9,278
Professional Services 1.2%
Barrett Business Services, Inc. 42 1,226
CRA International, Inc. 10 1,619
CSG Systems International, Inc. 46 3,677
Exponent, Inc. 83 5,416
Huron Consulting Group, Inc.
(a)
29 3,697
IBEX Holdings Ltd.
(a)
19 510
ICF International, Inc. 31 2,024
Kelly Services, Inc., Class A 51 451
Kforce, Inc. 29 848
Korn Ferry 88 5,540
Legalzoom.com, Inc.
(a)
200 1,134
Resolute Holdings Management, Inc.
(a)
8 1,298
TriNet Group, Inc. 80 2,914
Upwork, Inc.
(a)
203 2,225
Verra Mobility Corp.
(a)
266 3,801
Willdan Group, Inc.
(a)
24 1,837
Total 38,217
Trading Companies & Distributors 0.9%
Boise Cascade Co. 62 4,703
Custom Truck One Source, Inc.
(a)
101 664
DNOW, Inc.
(a)
444 5,288
DXP Enterprises, Inc.
(a)
22 3,074
Global Industrial Co. 15 473
McGrath RentCorp 40 4,411
NPK International, Inc.
(a)
133 1,927
Rush Enterprises, Inc., Class A 102 6,742
Titan Machinery, Inc.
(a)
36 602
Transcat, Inc.
(a)
15 1,102
Total 28,986
Total Industrials 552,595

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Information Technology 15.1%
Communications Equipment 1.5%
ADTRAN Holdings, Inc.
(a)
112 1,409
BK Technologies Corp.
(a)
5 373
Calix, Inc.
(a)
97 4,752
Clearfield, Inc.
(a)
18 476
Digi International, Inc.
(a)
57 2,747
Extreme Networks, Inc.
(a)
206 3,106
Harmonic, Inc.
(a)
176 1,580
NetScout Systems, Inc.
(a)
110 3,497
Viasat, Inc.
(a)
200 9,161
Viavi Solutions, Inc.
(a)
351 11,682
Vistance Networks, Inc.
(a)
325 5,915
Total 44,698
Electronic Equipment, Instruments &
Components 4.5%
Advanced Energy Industries, Inc. 60 19,362
Arlo Technologies, Inc.
(a)
163 2,319
Badger Meter, Inc. 46 7,008
Belden, Inc. 62 7,119
Benchmark Electronics, Inc. 55 3,083
Climb Global Solutions, Inc. 24 476
CTS Corp. 45 2,149
Daktronics, Inc.
(a)
70 1,369
ePlus, Inc. 42 3,161
Fabrinet
(a)
57 29,726
Insight Enterprises, Inc.
(a)
49 3,283
Itron, Inc.
(a)
70 6,274
Kimball Electronics, Inc.
(a)
39 924
Knowles Corp.
(a)
131 3,364
Napco Security Technologies, Inc. 54 2,127
PC Connection, Inc. 15 877
Plexus Corp.
(a)
42 8,507
Rogers Corp.
(a)
29 3,113
Sanmina Corp.
(a)
83 10,760
ScanSource, Inc.
(a)
35 1,271
TTM Technologies, Inc.
(a)
159 15,490
Vishay Intertechnology, Inc. 194 3,492
Vishay Precision Group, Inc.
(a)
19 825
Total 136,079
Issuer . Shares . Value ($)
Common Stocks (continued)
IT Services 0.6%
ASGN, Inc.
(a)
64 2,477
Commerce.com, Inc.
(a)
106 283
DigitalOcean Holdings, Inc.
(a)
106 9,094
Fastly, Inc., Class A
(a)
217 6,306
Grid Dynamics Holdings, Inc.
(a)
103 587
Hackett Group, Inc. 39 507
TSS, Inc.
(a)
39 507
VTEX, Class A
(a)
119 476
Total 20,237
Semiconductors & Semiconductor
Equipment 3.7%
ACM Research, Inc., Class A
(a)
86 3,384
Alpha & Omega Semiconductor Ltd.
(a)
39 864
Ambarella, Inc.
(a)
64 3,294
Ambiq Micro, Inc.
(a)
24 610
Axcelis Technologies, Inc.
(a)
48 4,468
Blaize Holdings, Inc.
(a)
106 193
CEVA, Inc.
(a)
36 672
Cohu, Inc.
(a)
73 2,235
Diodes, Inc.
(a)
73 4,983
FormFactor, Inc.
(a)
122 11,833
Ichor Holdings Ltd.
(a)
54 2,517
Kulicke & Soffa Industries, Inc. 80 5,258
MaxLinear, Inc.
(a)
130 2,261
PDF Solutions, Inc.
(a)
51 1,668
Penguin Solutions, Inc.
(a)
82 1,443
Photronics, Inc.
(a)
91 3,677
Power Integrations, Inc. 86 4,403
Rambus, Inc.
(a)
170 14,626
Semtech Corp.
(a)
143 10,995
Silicon Laboratories, Inc.
(a)
51 10,616
SiTime Corp.
(a)
34 11,742
Synaptics, Inc.
(a)
61 4,272
Ultra Clean Holdings, Inc.
(a)
71 4,415
Veeco Instruments, Inc.
(a)
94 3,183
Total 113,612
Software 4.6%
A10 Networks, Inc. 109 2,520
ACI Worldwide, Inc.
(a)
161 6,603

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Adeia, Inc. 170 4,085
Agilysys, Inc.
(a)
40 2,846
Alarm.com Holdings, Inc.
(a)
76 3,282
Appian Corp., Class A
(a)
62 1,495
Arteris, Inc.
(a)
48 789
Asana, Inc., Class A
(a)
139 890
AvePoint, Inc.
(a)
221 2,102
Blackbaud, Inc.
(a)
60 2,317
BlackLine, Inc.
(a)
79 2,923
Box, Inc., Class A
(a)
224 5,295
Braze, Inc., Class A
(a)
124 2,928
Cerence, Inc.
(a)
64 404
Clear Secure, Inc., Class A 139 6,729
Clearwater Analytics Holdings, Inc., Class A
(a)
445 10,523
Commvault Systems, Inc.
(a)
70 5,452
Consensus Cloud Solutions, Inc.
(a)
30 712
Daily Journal Corp.
(a)
2 965
Domo, Inc., Class B
(a)
54 165
eGain Corp.
(a)
27 213
Five9, Inc.
(a)
122 1,851
Freshworks, Inc., Class A
(a)
293 2,353
Intapp, Inc.
(a)
116 2,980
InterDigital, Inc. 40 12,079
Life360, Inc.
(a)
114 4,653
LiveRamp Holdings, Inc.
(a)
97 2,572
Mitek Systems, Inc.
(a)
71 959
N-able, Inc.
(a)
107 500
OneSpan, Inc. 60 632
Pagaya Technologies Ltd., Class A
(a)
79 920
PagerDuty, Inc.
(a)
136 845
Progress Software Corp.
(a)
67 1,719
Q2 Holdings, Inc.
(a)
95 4,494
Qualys, Inc.
(a)
57 5,007
Rapid7, Inc.
(a)
101 557
Red Violet, Inc.
(a)
18 623
Sapiens International Corp. NV
(a),(b),(c)
80 3,480
SEMrush Holdings, Inc., Class A
(a)
66 788
Sprinklr, Inc., Class A
(a)
172 1,032
Sprout Social, Inc., Class A
(a)
82 467
SPS Commerce, Inc.
(a)
60 3,340
Issuer . Shares . Value ($)
Common Stocks (continued)
Tenable Holdings, Inc.
(a)
186 3,146
Terawulf, Inc.
(a)
407 5,873
Varonis Systems, Inc.
(a)
179 3,843
Vertex, Inc., Class A
(a)
116 1,379
Workiva, Inc.
(a)
79 4,711
Xperi, Inc.
(a)
71 398
Yext, Inc.
(a)
157 603
Zeta Global Holdings Corp., Class A
(a)
314 4,999
Total 140,041
Technology Hardware, Storage &
Peripherals 0.2%
Corsair Gaming, Inc.
(a)
74 411
Diebold Nixdorf, Inc.
(a)
55 4,148
GPGI, Inc., Class A 86 1,471
Turtle Beach Corp.
(a)
21 213
Xerox Holdings Corp. 185 239
Total 6,482
Total Information Technology 461,149
Materials 4.6%
Chemicals 1.8%
AdvanSix, Inc. 34 830
Avient Corp. 119 4,320
Balchem Corp. 42 7,117
Cabot Corp. 70 5,271
Chemours Co. 195 4,296
Ecovyst, Inc.
(a)
148 1,903
Hawkins, Inc. 26 3,994
HB Fuller Co. 70 4,318
Ingevity Corp.
(a)
47 3,348
Innospec, Inc. 33 2,410
Intrepid Potash, Inc.
(a)
15 642
Koppers Holdings, Inc. 24 928
Mativ Holdings, Inc. 71 618
Minerals Technologies, Inc. 41 2,908
Orion SA 73 475
Perimeter Solutions, Inc.
(a)
182 4,444
Quaker Chemical Corp. 18 2,236
Sensient Technologies Corp. 55 4,754
Stepan Co. 29 1,449
Total 56,261

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Construction Materials 0.1%
Titan America SA
(a)
33 494
U.S. Lime & Minerals, Inc. 15 1,959
Total 2,453
Containers & Packaging 0.2%
Ardagh Metal Packaging SA 181 733
Greif, Inc., Class A 34 2,281
Myers Industries, Inc. 48 1,017
O-I Glass, Inc.
(a)
196 2,060
TriMas Corp. 42 1,509
Total 7,600
Metals & Mining 2.4%
Alpha Metallurgical Resources, Inc.
(a)
15 3,079
Caledonia Mining Corp. PLC 19 429
Century Aluminum Co.
(a)
67 3,932
Coeur Mining, Inc.
(a)
837 15,710
Commercial Metals Co. 145 8,907
Compass Minerals International, Inc.
(a)
53 1,238
Constellium SE
(a)
161 3,957
Ferroglobe PLC 155 639
Hecla Mining Co. 866 16,134
Kaiser Aluminum Corp. 21 2,531
Materion Corp. 27 3,906
Metallus, Inc.
(a)
46 752
Ryerson Holding Corp. 57 1,281
SSR Mining, Inc.
(a)
266 7,819
SunCoke Energy, Inc. 110 716
U.S. Gold Corp.
(a)
16 243
Worthington Steel, Inc. 43 1,305
Total 72,578
Paper & Forest Products 0.1%
Clearwater Paper Corp.
(a)
21 302
Magnera Corp.
(a)
45 428
Sylvamo Corp. 43 1,816
Total 2,546
Total Materials 141,438
Real Estate 5.4%
Diversified REITs 0.6%
American Assets Trust, Inc. 67 1,233
Broadstone Net Lease, Inc. 267 4,878
Issuer . Shares . Value ($)
Common Stocks (continued)
CTO Realty Growth, Inc. 45 832
Essential Properties Realty Trust, Inc. 280 8,502
Gladstone Commercial Corp. 68 777
Global Net Lease, Inc. 278 2,602
Total 18,824
Health Care REITs 1.4%
American Healthcare REIT, Inc. 251 11,836
CareTrust REIT, Inc. 316 11,581
Chiron Real Estate, Inc. 18 595
Community Healthcare Trust, Inc. 39 620
Diversified Healthcare Trust 309 2,052
LTC Properties, Inc. 66 2,453
National Health Investors, Inc. 65 5,256
Sabra Health Care REIT, Inc. 349 6,711
Sila Realty Trust, Inc. 79 1,871
Total 42,975
Hotel & Resort REITs 0.5%
DiamondRock Hospitality Co. 287 2,689
Pebblebrook Hotel Trust 158 1,996
RLJ Lodging Trust 190 1,410
Ryman Hospitality Properties, Inc. 88 8,120
Summit Hotel Properties, Inc. 146 645
Xenia Hotels & Resorts, Inc. 134 1,987
Total 16,847
Industrial REITs 0.7%
Innovative Industrial Properties, Inc. 39 1,956
LXP Industrial Trust 423 19,568
Total 21,524
Office REITs 0.4%
Brandywine Realty Trust 238 645
COPT Defense Properties 161 4,927
Douglas Emmett, Inc. 231 2,176
Easterly Government Properties, Inc. 61 1,307
Empire State Realty Trust, Inc., Class A 196 1,019
NET Lease Office Properties 21 242
Piedmont Realty Trust, Inc.
(a)
175 1,150
Total 11,466
Real Estate Management & Development
0.7%
Compass, Inc., Class A
(a)
681 4,978

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer . Shares . Value ($)
Common Stocks (continued)
Cushman & Wakefield Ltd.
(a)
328 4,021
eXp World Holdings, Inc. 130 779
Kennedy-Wilson Holdings, Inc. 170 1,839
Newmark Group, Inc., Class A 217 3,253
Real Brokerage, Inc.
(a)
185 463
St. Joe Co. 82 5,150
Total 20,483
Residential REITs 0.1%
NexPoint Residential Trust, Inc. 30 750
Veris Residential, Inc. 128 2,415
Total 3,165
Retail REITs 0.8%
CBL & Associates Properties, Inc. 39 1,499
Getty Realty Corp. 76 2,417
InvenTrust Properties Corp. 109 3,320
NETSTREIT Corp. 118 2,222
Phillips Edison & Co., Inc. 178 6,661
Tanger, Inc. 160 5,437
Urban Edge Properties 179 3,576
Total 25,132
Specialized REITs 0.2%
Outfront Media, Inc. 210 5,565
Total Real Estate 165,981
Utilities 3.4%
Electric Utilities 0.6%
Hawaiian Electric Industries, Inc.
(a)
281 4,170
Otter Tail Corp. 61 5,354
Portland General Electric Co. 181 9,551
Total 19,075
Gas Utilities 1.2%
New Jersey Resources Corp. 162 8,897
Northwest Natural Holding Co. 67 3,566
ONE Gas, Inc. 97 8,355
Southwest Gas Holdings, Inc. 106 9,211
Spire, Inc. 94 8,511
Total 38,540
Independent Power and Renewable
Electricity Producers 0.4%
Ormat Technologies, Inc. 99 11,080
Issuer . Shares . Value ($)
Common Stocks (continued)
Multi-Utilities 0.7%
Avista Corp. 130 5,218
Black Hills Corp. 118 8,191
Northwestern Energy Group, Inc. 100 6,594
Unitil Corp. 29 1,515
Total 21,518
Water Utilities 0.5%
American States Water Co. 63 4,764
California Water Service Group 97 4,398
Consolidated Water Co. Ltd. 24 795
H2O America 54 3,168
Middlesex Water Co. 29 1,509
York Water Co. 24 731
Total 15,365
Total Utilities 105,578
Total Common Stocks
(Cost $ 3,043,460 ) 3,035,925
1 1
Rights 0 .0%
Consumer Staples 0.0%
Food Products 0.0%
TreeHouse Foods, Inc.
(a),(b),(d)
105 184
1 1 184
Total Consumer Staples 184
Health Care 0.0%
Pharmaceuticals 0.0%
Avadel Pharmaceuticals PLC
(a),(b),(d)
142 78
1 1 78
Total Health Care 78
Total Rights
(Cost $ 294 ) 262
1 1
Money Market Funds 0 .8%
Goldman Sachs Financial Square Funds -
Treasury Instruments Fund, Institutional Class,
3.541%
(e)
25,447 25,447
1 1 1
Total Money Market Funds
(Cost $ 25,447 ) 25,447
1 1
Total Investments in Securities
(Cost $ 3,069,201 ) 3,061,634
Other Assets & Liabilities, Net 1,830
Net Assets 3,063,464

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Security
Acquisition
Date
Shares
Cost ($)
Value ($)
Avadel Pharmaceuticals PLC
02/13/2026
142
91
78
TreeHouse Foods, Inc.
02/11/2026
105
203
184
294
262
Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with
(a) Non-income producing investment.
(b) Valuation based on significant unobservable inputs.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2026, the total value of these securities amounted to $3,480, which represents 0.11% of total net assets.
(d) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The
Fund will not incur any registration costs upon such a trade. At March 31, 2026, the total market value of these securities amounted to $262, which represents less than
0.01% of total net assets. Additional information on these securities is as follows:
(e) The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
REIT Real Estate Investment Trust

Portfolio of Investments
(continued)
Columbia Research Enhanced Small Cap ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 65,333 — — 65,333
Consumer Discretionary 269,021 — — 269,021
Consumer Staples 56,949 — — 56,949
Energy 202,385 — — 202,385
Financials 511,123 — — 511,123
Health Care 504,373 — — 504,373
Industrials 552,595 — — 552,595
Information Technology 457,669 — 3,480 461,149
Materials 141,438 — — 141,438
Real Estate 165,981 — — 165,981
Utilities 105,578 — — 105,578
Total Common Stocks 3,032,445 — 3,480 3,035,925
Rights
Consumer Staples — — 184 184
Health Care — — 78 78
Total Rights — — 262 262
Money Market Funds 25,447 — — 25,447
Total Investments in Securities 3,057,892 — 3,742 3,061,634
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Research Enhanced Small Cap ETF
March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $3,069,201) $ 3,061,634
Cash 16
Receivable for: –
Dividends 2,834
Total assets 3,064,484
Liabilities
Payable for: —
Investment management fees 1,020
Total liabilities 1,020
Net assets applicable to outstanding capital stock $ 3,063,464
Represented by:
Paid in capital
$ 3,060,410
Total distributable earnings (loss) 3,054
Total - representing net assets applicable to outstanding capital stock $ 3,063,464
Net assets
$ 3,063,464
Shares outstanding
150,050
Net asset value per share
$ 20.42

Statement of Operations
Columbia Research Enhanced Small Cap ETF
For the period from December 11, 2025 (commencement of operations) through March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 20,058
Foreign taxes withheld (19)
Total income 20,039
Expenses:
Investment management fees 4,672
Total expenses 4,672
Total net expenses 4,672
Net investment income 15,367
Realized and unrealized gain (loss) - net
Net realized gain on: –
Investments - unaffiliated issuers 3,356
In-kind transactions 24,833
Net realized gain 28,189
Net change in unrealized depreciation on: –
Investments - unaffiliated issuers (7,567)
Net change in unrealized depreciation (7,567)
Net realized and unrealized gain 20,622
Net increase in net assets resulting from operations 35,989

Statement of Changes in Net Assets
Columbia Research Enhanced Small Cap ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Year Ended
March 31, 2026
(a)
Operations –
Net investment income $ 15,367
Net realized gain 28,189
Net change in unrealized depreciation (7,567)
Net increase in net assets resulting from operations 35,989
Distributions to Shareholders –
Net investment income and net realized gains (4,696)
Total distributions to shareholders (4,696)
Decrease in net assets from capital stock activity (2,063,203)
Total decrease in net assets (2,031,910)
Net Assets: –
Net assets at beginning of period 5,095,374
(b)
Net assets at end of period $ 3,063,464
Year Ended
March 31, 2026
(a)
Shares
Dollars ($)
Capital stock activity
Shares redeemed (100,000) (2,063,203)
Net decrease (100,000) (2,063,203)
(a) Based on operations from December 11, 2025 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 was contributed on December 3, 2025; additional securities and cash of $5,094,374 was contributed on December 10, 2025.

Financial Highlights
Columbia Research Enhanced Small Cap ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended
March 31,
2026
(a)
Per share data
Net asset value, beginning of period $ 20 .38
Income (loss) from investment operations:
Net investment income 0 .07
Net realized and unrealized loss ( 0 .01 )
(b)
Total from investment operations 0 .06
Less distributions to shareholders from:
Net investment income ( 0 .02 )
Total distributions to shareholders ( 0 .02 )
Net asset value, end of period $ 20 .42
Total Return at NAV 0 .29%
Ratios to average net assets
Total gross expenses
(c)
0 .32%
Total net expenses
(c) ,(d)
0 .32%
Net investment income 1 .05%
Supplemental data
Net assets, end of period (in thousands) $ 3,063
Portfolio turnover 2%
Notes to Financial Highlights
(a) The Fund commenced operations on December 11, 2025. Per share data and total return reflect activity from that date.
(b) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the
Statement of Operations due to the timing of the Fund's units issued and units redeemed in relation to fluctuations in the market value of the portfolio.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia Short Duration High Yield ETF, March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds 97 .6%
Advertising 1.7%
Clear Channel Outdoor Holdings, Inc.
(a)
04/01/2030 7.875% 285,000 298,624
02/15/2031 7.125% 209,000 219,054
Neptune Bidco U.S., Inc.
(a)
04/15/2029 9.290% 249,000 249,921
Outfront Media Capital LLC/Outfront Media Capital Corp.
(a)
08/15/2027 5.000% 297,000 296,532
01/15/2029 4.250% 525,000 507,623
03/15/2030 4.625% 157,000 151,511
Total 1,723,265
Aerospace & Defense 2.2%
TransDigm, Inc.
(a)
08/15/2028 6.750% 242,000 244,763
03/01/2029 6.375% 964,000 983,597
TransDigm, Inc.
01/15/2029 4.625% 253,000 248,531
05/01/2029 4.875% 767,000 755,911
Total 2,232,802
Agriculture 0.4%
Darling Ingredients, Inc.
(a)
04/15/2027 5.250% 398,000 397,706
1 1 1 1 397,706
Airlines 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
(a)
04/20/2026 5.500% 8,250 8,245
04/20/2029 5.750% 332,000 329,415
Total 337,660
Apparel 0.2%
Wolverine World Wide, Inc.
(a)
08/15/2029 4.000% 169,000 156,455
1 1 1 1 156,455
Auto Manufacturers 0.6%
Nissan Motor Acceptance Co. LLC
(a)
09/15/2028 2.450% 144,000 131,619
09/30/2030 6.125% 109,000 104,837
Nissan Motor Co. Ltd.
(a)
07/17/2030 7.500% 360,000 362,819
Total 599,275
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Auto Parts & Equipment 2.6%
American Axle & Manufacturing, Inc.
10/01/2029 5.000% 269,000 256,442
Clarios Global LP/Clarios U.S. Finance Co.
(a)
05/15/2028 6.750% 341,000 345,241
02/15/2030 6.750% 288,000 293,372
IHO Verwaltungs GmbH
(a),(b)
6.375% Cash or 7.125% PIK
05/15/2029 6.375% 554,000 553,260
ZF North America Capital, Inc.
(a)
04/14/2028 6.875% 399,000 403,072
04/23/2030 6.750% 629,000 610,763
03/24/2031 7.500% 182,000 178,564
Total 2,640,714
Beverages 0.8%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
(a)
04/01/2029 6.250% 591,000 592,061
04/30/2029 4.375% 265,000 257,529
Total 849,590
Building Materials 1.8%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
(a)
12/15/2030 6.625% 534,000 543,634
James Hardie International Finance DAC
(a)
01/15/2028 5.000% 747,000 742,545
Standard Industries, Inc.
(a)
01/15/2028 4.750% 498,000 492,930
07/15/2030 4.375% 63,000 59,481
Total 1,838,590
Chemicals 3.7%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch
Holding B BV
(a)
06/15/2027 4.750% 148,000 147,002
Celanese U.S. Holdings LLC
04/15/2030 6.500% 341,000 347,584
Element Solutions, Inc.
(a)
09/01/2028 3.875% 155,000 150,857
HB Fuller Co.
10/15/2028 4.250% 416,000 402,145
INEOS Finance PLC
(a)
05/15/2028 6.750% 464,000 448,617
04/15/2029 7.500% 276,000 267,818

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
INEOS Quattro Finance 2 PLC
(a)
03/15/2029 9.625% 497,000 408,355
Ingevity Corp.
(a)
11/01/2028 3.875% 317,000 304,002
NOVA Chemicals Corp.
(a)
06/01/2027 5.250% 50,000 49,953
11/15/2028 8.500% 150,000 156,144
05/15/2029 4.250% 250,000 243,304
Olympus Water U.S. Holding Corp.
(a)
10/01/2028 4.250% 419,000 401,390
Tronox, Inc.
(a)
09/30/2030 9.125% 98,000 97,855
WR Grace Holdings LLC
(a)
08/15/2029 5.625% 383,000 351,716
03/01/2031 7.375% 100,000 100,205
Total 3,876,947
Commercial Services 4.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas
Luxco 4 SARL
(a)
06/01/2028 4.625% 156,000 152,396
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
(a)
07/15/2027 5.750% 300,000 299,668
04/01/2028 4.750% 57,000 55,482
03/01/2029 5.375% 208,000 198,752
Belron U.K. Finance PLC
(a)
10/15/2029 5.750% 99,000 99,508
Block, Inc.
(a)
08/15/2030 5.625% 290,000 288,435
Block, Inc.
06/01/2026 2.750% 306,000 304,577
Clarivate Science Holdings Corp.
(a)
07/01/2029 4.875% 369,000 317,682
Herc Holdings, Inc.
(a)
06/15/2029 6.625% 524,000 532,848
06/15/2030 7.000% 592,000 607,513
03/15/2031 5.750% 255,000 251,300
Synergy Infrastructure Holdings LLC
(a)
12/01/2030 7.875% 272,000 277,394
Williams Scotsman, Inc.
(a)
08/15/2028 4.625% 604,000 593,413
06/15/2029 6.625% 393,000 397,204
04/15/2030 6.625% 337,000 341,562
Total 4,717,734
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Computers 2.8%
ASGN, Inc.
(a)
05/15/2028 4.625% 751,000 726,886
NCR Atleos Corp.
(a)
04/01/2029 9.500% 900,000 963,330
NCR Voyix Corp.
(a)
10/01/2028 5.000% 718,000 691,800
04/15/2029 5.125% 341,000 326,743
Science Applications International Corp.
(a)
04/01/2028 4.875% 210,000 206,597
Total 2,915,356
Cosmetics & Personal Care 0.4%
Prestige Brands, Inc.
(a)
01/15/2028 5.125% 442,000 441,262
1 1 1 1 441,262
Distribution & Wholesale 1.8%
American Builders & Contractors Supply Co., Inc.
(a)
11/15/2029 3.875% 320,000 303,389
Gates Corp.
(a)
07/01/2029 6.875% 519,000 531,824
RB Global Holdings, Inc.
(a)
03/15/2028 6.750% 673,000 683,544
Resideo Funding, Inc.
(a)
09/01/2029 4.000% 318,000 300,554
Total 1,819,311
Diversified Financial Services 7.7%
Aretec Group, Inc.
(a)
04/01/2029 7.500% 255,000 252,516
08/15/2030 10.000% 543,000 576,820
CrossCountry Intermediate HoldCo LLC
(a)
10/01/2030 6.500% 133,000 126,775
GGAM Finance Ltd.
(a)
02/15/2027 8.000% 257,000 259,338
06/15/2028 8.000% 457,000 474,114
04/15/2029 6.875% 338,000 345,890
03/15/2030 5.875% 395,000 394,534
goeasy Ltd.
(a)
12/01/2028 9.250% 103,000 95,873
07/01/2029 7.625% 81,000 71,297
Navient Corp.
06/15/2026 6.750% 50,000 50,111
03/15/2028 4.875% 343,000 323,712
OneMain Finance Corp.
01/15/2027 3.500% 50,000 49,119

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
09/15/2028 3.875% 594,000 564,728
05/15/2029 6.625% 835,000 838,898
11/15/2029 5.375% 91,000 87,830
03/15/2030 7.875% 252,000 260,031
Provident Funding Associates LP/PFG Finance Corp.
(a)
09/15/2029 9.750% 552,000 566,767
Rocket Cos., Inc.
(a)
08/01/2030 6.125% 243,000 245,385
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
(a)
10/15/2026 2.875% 441,000 435,809
03/01/2029 3.625% 528,000 500,298
United Wholesale Mortgage LLC
(a)
04/15/2029 5.500% 526,000 492,276
UWM Holdings LLC
(a)
02/01/2030 6.625% 343,000 323,475
03/15/2031 6.250% 631,000 574,673
Total 7,910,269
Electric 4.6%
Clearway Energy Operating LLC
(a)
03/15/2028 4.750% 567,000 560,209
02/15/2031 3.750% 795,000 737,474
NRG Energy, Inc.
(a)
02/15/2029 3.375% 211,000 200,526
07/15/2029 5.750% 333,000 332,487
NRG Energy, Inc.
01/15/2028 5.750% 125,000 125,322
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
(a)
08/15/2028 4.500% 427,000 417,888
PG&E Corp.
07/01/2028 5.000% 153,000 151,676
07/01/2030 5.250% 102,000 100,648
Vistra Operations Co. LLC
(a)
02/15/2027 5.625% 277,000 276,982
07/31/2027 5.000% 344,000 343,150
VoltaGrid LLC
(a)
11/01/2030 7.375% 172,000 177,481
XPLR Infrastructure Operating Partners LP
(a)
09/15/2027 4.500% 408,000 403,984
01/15/2029 7.250% 606,000 625,897
01/15/2031 8.375% 339,000 357,615
Total 4,811,339
Electrical Components & Equipment 0.8%
WESCO Distribution, Inc.
(a)
06/15/2028 7.250% 39,000 39,222
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
03/15/2029 6.375% 626,000 637,193
04/15/2031 5.250% 137,000 136,135
Total 812,550
Energy - Alternate Sources 1.0%
TerraForm Power Operating LLC
(a)
01/31/2028 5.000% 503,000 497,612
01/15/2030 4.750% 529,000 508,395
Total 1,006,007
Entertainment 5.3%
Boyne USA, Inc.
(a)
05/15/2029 4.750% 671,000 651,566
Caesars Entertainment, Inc.
(a)
10/15/2029 4.625% 533,000 512,922
02/15/2030 7.000% 286,000 289,731
Churchill Downs, Inc.
(a)
04/01/2027 5.500% 297,000 296,705
01/15/2028 4.750% 200,000 197,425
04/01/2030 5.750% 100,000 99,088
Cinemark USA, Inc.
(a)
07/15/2028 5.250% 742,000 736,852
Light & Wonder International, Inc.
(a)
11/15/2029 7.250% 309,000 315,469
Penn Entertainment, Inc.
(a)
07/01/2029 4.125% 488,000 456,590
04/01/2031 6.750% 130,000 126,302
Rivers Enterprise Borrower LLC
(a)
10/15/2030 6.250% 202,000 201,708
Scientific Games Holdings LP/Scientific Games U.S. FinCo,
Inc.
(a)
03/01/2030 6.625% 496,000 428,751
Six Flags Entertainment Corp.
(a)
05/15/2031 7.250% 220,000 212,371
Six Flags Entertainment Corp./Canada's Wonderland Co./
Magnum Management Corp.
10/01/2028 6.500% 488,000 485,686
07/15/2029 5.250% 323,000 308,899
Vail Resorts, Inc.
(a)
07/15/2030 5.625% 218,000 216,440
Total 5,536,505
Environmental Control 0.3%
Madison IAQ LLC
(a)
06/30/2029 5.875% 361,000 354,642
1 1 1 1 354,642

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Food 2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC
(a)
02/15/2030 4.875% 254,000 248,821
Lamb Weston Holdings, Inc.
(a)
01/31/2030 4.125% 106,000 101,310
Post Holdings, Inc.
(a)
04/15/2030 4.625% 1,028,000 987,974
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons
Pet Food, Inc./Simmons Feed
(a)
03/01/2029 4.625% 541,000 520,615
U.S. Foods, Inc.
(a)
09/15/2028 6.875% 286,000 293,002
02/15/2029 4.750% 301,000 297,271
Total 2,448,993
Gas 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
(a)
06/01/2030 9.500% 247,000 261,752
1 1 1 1 261,752
Healthcare Products 2.1%
Avantor Funding, Inc.
(a)
07/15/2028 4.625% 553,000 539,628
Bausch & Lomb Corp.
(a)
10/01/2028 8.375% 170,000 175,916
Medline Borrower LP
(a)
10/01/2029 5.250% 1,010,000 1,000,952
Medline Borrower LP/Medline Co-Issuer, Inc.
(a)
04/01/2029 6.250% 291,000 296,533
Teleflex, Inc.
11/15/2027 4.625% 202,000 200,116
Total 2,213,145
Healthcare Services 3.9%
Acadia Healthcare Co., Inc.
(a)
07/01/2028 5.500% 266,000 264,185
04/15/2029 5.000% 722,000 703,497
Charles River Laboratories International, Inc.
(a)
05/01/2028 4.250% 124,000 121,104
03/15/2029 3.750% 350,000 331,897
CHS/Community Health Systems, Inc.
(a)
01/15/2029 6.000% 105,000 103,956
DaVita, Inc.
(a)
06/01/2030 4.625% 103,000 99,031
HealthEquity, Inc.
(a)
10/01/2029 4.500% 421,000 407,283
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
IQVIA, Inc.
(a)
10/15/2026 5.000% 100,000 99,788
05/15/2030 6.500% 195,000 199,242
LifePoint Health, Inc.
(a)
08/15/2030 9.875% 145,000 153,588
Star Parent, Inc.
(a)
10/01/2030 9.000% 190,000 197,376
Tenet Healthcare Corp.
11/01/2027 5.125% 747,000 746,338
06/15/2028 4.625% 248,000 245,903
10/01/2028 6.125% 98,000 98,237
06/15/2030 6.125% 249,000 251,041
Total 4,022,466
Home Builders 0.3%
Taylor Morrison Communities, Inc.
(a)
01/15/2028 5.750% 291,000 291,490
1 1 1 1 291,490
Housewares 0.8%
CD&R Smokey Buyer, Inc./Radio Systems Corp.
(a)
10/15/2029 9.500% 107,000 90,741
Newell Brands, Inc.
09/15/2027 6.375% 246,000 247,422
09/15/2029 6.625% 251,000 245,089
Scotts Miracle-Gro Co.
12/15/2026 5.250% 50,000 49,955
10/15/2029 4.500% 156,000 152,359
Total 785,566
Insurance 3.9%
Acrisure LLC/Acrisure Finance, Inc.
(a)
02/15/2029 4.250% 259,000 244,337
11/06/2030 7.500% 198,000 198,057
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
(a)
10/15/2027 4.250% 102,000 100,063
10/15/2027 6.750% 366,000 365,909
04/15/2028 6.750% 927,000 931,868
01/15/2031 7.000% 100,000 100,852
AmWINS Group, Inc.
(a)
02/15/2029 6.375% 338,000 340,705
Ardonagh Finco Ltd.
(a)
02/15/2031 7.750% 488,000 492,992
Broadstreet Partners Group LLC
(a)
04/15/2029 5.875% 327,000 318,639
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/
Howden U.S. Refinance LLC
(a)
02/15/2031 7.250% 145,000 146,404

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
HUB International Ltd.
(a)
12/01/2029 5.625% 429,000 418,959
06/15/2030 7.250% 387,000 397,338
Total 4,056,123
Internet 2.5%
Arches Buyer, Inc.
(a)
06/01/2028 4.250% 423,000 407,783
12/01/2028 6.125% 155,000 148,542
Gen Digital, Inc.
(a)
09/30/2027 6.750% 194,000 194,895
ION Platform Finance U.S., Inc./ION Platform Finance SARL
(a)
05/01/2028 4.625% 314,000 292,935
05/15/2028 5.750% 482,000 454,265
05/01/2029 8.750% 200,000 185,939
Match Group Holdings II LLC
(a)
06/01/2028 4.625% 420,000 410,784
02/15/2029 5.625% 394,000 388,928
08/01/2030 4.125% 159,000 147,626
Total 2,631,697
Leisure Time 1.4%
Carnival Corp.
(a)
03/15/2030 5.750% 293,000 295,235
NCL Corp. Ltd.
(a)
01/15/2031 5.875% 465,000 451,700
Sabre GLBL, Inc.
(a)
11/15/2029 10.750% 24,000 20,529
03/15/2030 10.750% 55,000 45,677
07/15/2030 11.125% 115,000 97,460
Viking Cruises Ltd.
(a)
02/15/2029 7.000% 533,000 533,669
Total 1,444,270
Lodging 1.0%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations
Borrower, Inc.
(a)
06/01/2029 5.000% 371,000 352,638
Marriott Ownership Resorts, Inc.
(a)
06/15/2029 4.500% 207,000 196,055
Marriott Ownership Resorts, Inc.
01/15/2028 4.750% 379,000 373,055
Travel & Leisure Co.
(a)
12/01/2029 4.500% 104,000 99,532
Total 1,021,280
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Machinery - Construction, & Mining 0.0%
BWX Technologies, Inc.
(a)
06/30/2028 4.125% 28,000 27,276
1 1 1 1 27,276
Machinery - Diversified 0.6%
Esab Corp.
(a)
04/15/2029 6.250% 194,000 196,522
04/01/2031 5.625% 260,000 261,809
TK Elevator U.S. Newco, Inc.
(a)
07/15/2027 5.250% 200,000 199,498
Total 657,829
Media 5.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
(a)
05/01/2027 5.125% 61,000 61,011
02/01/2028 5.000% 1,028,000 1,018,534
06/01/2029 5.375% 506,000 499,171
02/01/2031 4.250% 755,000 686,876
DISH Network Corp.
(a)
11/15/2027 11.750% 958,000 986,951
McGraw-Hill Education, Inc.
(a)
08/01/2028 5.750% 346,000 342,274
Sirius XM Radio LLC
(a)
08/01/2027 5.000% 330,000 329,474
07/15/2028 4.000% 517,000 499,617
Univision Communications, Inc.
(a)
08/15/2028 8.000% 194,000 197,193
Virgin Media Finance PLC
(a)
07/15/2030 5.000% 162,000 132,860
Virgin Media Secured Finance PLC
(a)
05/15/2029 5.500% 454,000 435,319
Ziggo BV
(a)
01/15/2030 4.875% 237,000 220,982
Total 5,410,262
Mining 2.6%
Constellium SE
(a)
06/15/2028 5.625% 393,000 391,696
04/15/2029 3.750% 535,000 511,072
Hudbay Minerals, Inc.
(a)
04/01/2026 4.500% 498,000 498,000
04/01/2029 6.125% 393,000 392,468
Novelis Corp.
(a)
01/30/2030 4.750% 475,000 449,887
01/30/2030 6.875% 397,000 400,492
Total 2,643,615

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Miscellaneous Manufacturing 0.8%
Axon Enterprise, Inc.
(a)
03/15/2030 6.125% 96,000 97,970
Entegris, Inc.
(a)
04/15/2028 4.375% 410,000 401,769
05/01/2029 3.625% 331,000 314,931
Total 814,670
Oil & Gas 3.5%
Hilcorp Energy I LP/Hilcorp Finance Co.
(a)
11/01/2028 6.250% 305,000 305,373
02/01/2029 5.750% 508,000 500,391
04/15/2030 6.000% 270,000 262,627
Permian Resources Operating LLC
(a)
07/01/2029 5.875% 637,000 637,853
SM Energy Co.
(a)
08/01/2029 6.750% 459,000 466,241
11/01/2030 8.625% 189,000 199,078
SM Energy Co.
07/15/2028 6.500% 146,000 146,407
Sunoco LP
(a)
05/01/2029 7.000% 498,000 510,846
07/15/2031 5.375% 143,000 141,844
Sunoco LP/Sunoco Finance Corp.
(a)
09/15/2028 7.000% 383,000 390,757
Sunoco LP/Sunoco Finance Corp.
04/30/2030 4.500% 105,000 101,544
Total 3,662,961
Oil & Gas Services 1.7%
Archrock Partners LP/Archrock Partners Finance Corp.
(a)
04/01/2028 6.250% 493,000 493,000
Kodiak Gas Services LLC
(a)
02/15/2029 7.250% 617,000 639,359
04/01/2031 5.875% 342,000 343,445
USA Compression Partners LP/USA Compression Finance
Corp.
(a)
03/15/2029 7.125% 266,000 272,214
Total 1,748,018
Packaging & Containers 1.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC
(a)
09/01/2028 3.250% 324,000 308,064
09/01/2029 4.000% 323,000 295,731
01/30/2031 6.250% 197,000 195,210
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Clydesdale Acquisition Holdings, Inc.
(a)
04/15/2029 6.625% 196,000 192,684
04/15/2030 8.750% 192,000 179,602
Sealed Air Corp.
(a)
12/01/2027 4.000% 50,000 49,875
04/15/2029 5.000% 101,000 102,121
Sealed Air Corp./Sealed Air Corp. U.S.
(a)
02/01/2028 6.125% 290,000 294,441
Total 1,617,728
Pharmaceuticals 0.2%
Grifols SA
(a)
10/15/2028 4.750% 246,000 241,299
1 1 1 1 241,299
Pipelines 5.3%
Antero Midstream Partners LP/Antero Midstream Finance
Corp.
(a)
01/15/2028 5.750% 342,000 341,830
06/15/2029 5.375% 458,000 456,542
CNX Midstream Partners LP
(a)
04/15/2030 4.750% 638,000 607,985
Delek Logistics Partners LP/Delek Logistics Finance Corp.
(a)
06/01/2028 7.125% 99,000 98,965
03/15/2029 8.625% 795,000 822,829
DT Midstream, Inc.
(a)
06/15/2029 4.125% 154,000 150,815
Hess Midstream Operations LP
(a)
06/01/2029 6.500% 185,000 189,046
NuStar Logistics LP
04/28/2027 5.625% 247,000 247,475
Rockies Express Pipeline LLC
(a)
07/15/2029 4.950% 314,000 306,975
TransMontaigne Partners LLC
(a)
06/15/2030 8.500% 245,000 248,387
Venture Global Calcasieu Pass LLC
(a)
08/15/2029 3.875% 158,000 150,218
01/15/2030 6.250% 239,000 244,431
Venture Global LNG, Inc.
(a)
06/01/2028 8.125% 391,000 400,357
02/01/2029 9.500% 542,000 586,273
01/15/2030 7.000% 432,000 441,876
Venture Global Plaquemines LNG LLC
(a)
12/15/2030 6.125% 148,000 152,244
Total 5,446,248

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
REITS 3.2%
Iron Mountain, Inc.
(a)
09/15/2027 4.875% 379,000 378,359
03/15/2028 5.250% 746,000 741,940
07/15/2028 5.000% 25,000 24,738
02/15/2029 7.000% 425,000 433,340
07/15/2030 5.250% 155,000 150,465
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance
Corp.
(a)
02/01/2027 4.250% 401,000 396,318
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer
(a)
10/01/2028 5.875% 749,000 744,798
RHP Hotel Properties LP/RHP Finance Corp.
(a)
07/15/2028 7.250% 282,000 287,847
RLJ Lodging Trust LP
(a)
07/01/2026 3.750% 149,000 148,284
Total 3,306,089
Retail 3.1%
1011778 BC ULC/New Red Finance, Inc.
(a)
01/15/2028 4.375% 561,000 553,454
06/15/2029 6.125% 380,000 386,549
Advance Auto Parts, Inc.
(a)
08/01/2030 7.000% 147,000 148,847
Advance Auto Parts, Inc.
04/15/2030 3.900% 54,000 49,584
Asbury Automotive Group, Inc.
03/01/2028 4.500% 303,000 297,164
Asbury Automotive Group, Inc.
(a)
11/15/2029 4.625% 156,000 150,708
Bath & Body Works, Inc.
02/01/2028 5.250% 50,000 49,921
06/15/2029 7.500% 94,000 95,421
Group 1 Automotive, Inc.
(a)
08/15/2028 4.000% 205,000 198,163
01/15/2030 6.375% 355,000 358,146
LCM Investments Holdings II LLC
(a)
05/01/2029 4.875% 412,000 401,465
Lithia Motors, Inc.
(a)
12/15/2027 4.625% 297,000 293,459
06/01/2029 3.875% 317,000 302,053
White Cap Supply Holdings LLC
(a)
11/15/2030 7.375% 100,000 97,064
Total 3,381,998
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Semiconductors 0.3%
Synaptics, Inc.
(a)
06/15/2029 4.000% 368,000 348,613
1 1 1 1 348,613
Software 3.2%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
(a)
06/15/2029 8.000% 146,000 108,597
Central Parent, Inc./CDK Global, Inc.
(a)
06/15/2029 7.250% 46,000 32,980
Cloud Software Group, Inc.
(a)
03/31/2029 6.500% 948,000 922,479
09/30/2029 9.000% 705,000 680,165
CoreWeave, Inc.
(a)
06/01/2030 9.250% 210,000 204,242
02/01/2031 9.000% 270,000 256,791
Open Text Corp.
(a)
02/15/2028 3.875% 410,000 394,838
SS&C Technologies, Inc.
(a)
09/30/2027 5.500% 146,000 146,141
UKG, Inc.
(a)
02/01/2031 6.875% 100,000 98,035
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
(a)
02/01/2029 3.875% 513,000 426,654
Total 3,270,922
Telecommunications 3.9%
APLD ComputeCo 2 LLC
(a)
03/15/2031 6.750% 617,000 613,501
APLD ComputeCo LLC
(a)
12/15/2030 9.250% 546,000 562,598
Black Pearl Compute LLC
(a)
02/15/2031 6.125% 355,000 361,499
Cipher Compute LLC
(a)
11/15/2030 7.125% 151,000 156,490
EchoStar Corp.
11/30/2029 10.750% 997,844 1,077,672
Flash Compute LLC
(a)
12/31/2030 7.250% 145,000 146,258
Iliad Holding SAS
(a)
10/15/2028 7.000% 340,000 342,075
SV RNO Property Owner 1 LLC
(a)
03/01/2031 5.875% 721,000 714,489

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
WULF Compute LLC
(a)
10/15/2030 7.750% 124,000 131,033
Total 4,105,615
Total Corporate Bonds
(Cost $ 101,146,167 ) 100,837,904
1 1
Senior Loans 0 .2%
Chemicals 0.2%
INEOS Quattro Holdings U.K. Ltd.
(c),(d)
2023 1st Lien Term Loan B
1 mo. USD Term SOFR +
4.250%
04/02/2029 8.018% 104,203 81,017
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Senior Loans (continued)
Ineos U.S. Finance LLC
(c),(d)
2023 Term Loan B
1 mo. USD Term SOFR +
3.250%
02/18/2030 6.918% 104,207 90,486
Total 171,503
Total Senior Loans
(Cost $ 198,708 ) 171,503
1 1
Issuer . Shares . Value ($)
Money Market Funds 0 .7%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, 3.599%
(e)
673,960 673,960
1 1 1
Total Money Market Funds
(Cost $ 673,960 ) 673,960
1 1
Total Investments in Securities
(Cost $ 102,018,835 ) 101,683,367
Other Assets & Liabilities, Net 1,571,565
Net Assets 103,254,932
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $90,501,351, which represents 87.65% of total net assets.
(b) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c) Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(d) The stated interest rate represents the weighted average interest rate at March 31, 2026 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(e) The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
PIK Payment In Kind
Currency Legend
USD US Dollar

Portfolio of Investments
(continued)
Columbia Short Duration High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds — 100,837,904 — 100,837,904
Senior Loans — 171,503 — 171,503
Money Market Funds 673,960 — — 673,960
Total Investments in Securities 673,960 101,009,407 — 101,683,367
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia Short Duration High Yield ETF
March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $102,018,835) $ 101,683,367
Cash 759
Receivable for: –
Investments sold 1,295,532
Interest 1,637,551
Total assets 104,617,209
Liabilities
Payable for: —
Investments purchased 1,323,641
Investment management fees 38,636
Total liabilities 1,362,277
Net assets applicable to outstanding capital stock $ 103,254,932
Represented by:
Paid in capital
$ 103,100,858
Total distributable earnings (loss) 154,074
Total - representing net assets applicable to outstanding capital stock $ 103,254,932
Net assets
$ 103,254,932
Shares outstanding
5,150,000
Net asset value per share
$ 20.05

Statement of Operations
Columbia Short Duration High Yield ETF
Year Ended March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 47,920
Interest 5,481,729
Total income 5,529,649
Expenses:
Investment management fees 394,916
Total expenses 394,916
Total net expenses 394,916
Net investment income 5,134,733
Realized and unrealized gain (loss) - net
Net realized gain on: –
Investments - unaffiliated issuers 39,712
Net realized gain 39,712
Net change in unrealized depreciation on: –
Investments - unaffiliated issuers (62,728)
Net change in unrealized depreciation (62,728)
Net realized and unrealized loss (23,016)
Net increase in net assets resulting from operations 5,111,717

Statement of Changes in Net Assets
Columbia Short Duration High Yield ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Year Ended
March 31, 2026
Year Ended
March 31, 2025
(a)
Operations – –
Net investment income $ 5,134,733 $ 833,313
Net realized gain 39,712 27,274
Net change in unrealized depreciation (62,728) (272,740)
Net increase in net assets resulting from operations 5,111,717 587,847
Distributions to Shareholders – –
Net investment income and net realized gains (4,831,456) (714,034)
Total distributions to shareholders (4,831,456) (714,034)
Increase in net assets from capital stock activity 76,101,494 1,998,364
Total increase in net assets 76,381,755 1,872,177
Net Assets: – –
Net assets at beginning of year 26,873,177 25,001,000
(b)
Net assets at end of year $ 103,254,932 $ 26,873,177
Year Ended
March 31, 2026
Year Ended
March 31, 2025
(a)
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares sold 3,800,000 76,102,508 100,000 1,998,364
Shares redeemed (50) (1,014) — —
Net increase 3,799,950 76,101,494 100,000 1,998,364
(a) Based on operations from September 5, 2024 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 was contributed on August 28, 2024; additional cash of $820,784 and securities (including accrued income) of $24,179,216 were contributed on
September 4, 2024.

Financial Highlights
Columbia Short Duration High Yield ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended
March 31
2026
Year Ended
March 31,
2025
(a)
Per share data
Net asset value, beginning of year $ 19 .91 $ 20 .00
Income (loss) from investment operations:
Net investment income 1 .15 0 .63
Net realized and unrealized gain (loss) 0 .13
(b)
( 0 .18 )
Total from investment operations 1 .28 0 .45
Less distributions to shareholders from:
Net investment income ( 1 .13 ) ( 0 .54 )
Net realized gains ( 0 .01 ) ( 0 .00 )
Total distributions to shareholders ( 1 .14 ) ( 0 .54 )
Net asset value, end of year $ 20 .05 $ 19 .91
Total Return at NAV 6 .56% 2 .29%
Ratios to average net assets
Total gross expenses
(c)
0 .44% 0 .44%
Total net expenses
(c) ,(d)
0 .44% 0 .44%
Net investment income 5 .72% 5 .56%
Supplemental data
Net assets, end of year (in thousands) $ 103,255 $ 26,873
Portfolio turnover 30% 9%
Notes to Financial Highlights
(a) The Fund commenced operations on September 5, 2024. Per share data and total return reflect activity from that date.
(b) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the
Statement of Operations due to the timing of the Fund's units issued and units redeemed in relation to fluctuations in the market value of the portfolio.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Portfolio of Investments
Columbia U.S. High Yield ETF, March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds 97 .7%
Advertising 1.9%
Clear Channel Outdoor Holdings, Inc.
(a)
06/01/2029 7.500% 150,000 150,605
04/01/2030 7.875% 150,000 157,171
02/15/2031 7.125% 85,000 89,089
03/15/2033 7.500% 50,000 52,963
Neptune Bidco U.S., Inc.
(a)
04/15/2029 9.290% 250,000 250,924
Outfront Media Capital LLC/Outfront Media Capital Corp.
(a)
01/15/2029 4.250% 50,000 48,345
03/15/2030 4.625% 50,000 48,252
Stagwell Global LLC
(a)
08/15/2029 5.625% 100,000 95,323
Total 892,672
Aerospace & Defense 2.2%
AAR Escrow Issuer LLC
(a)
03/15/2029 6.750% 50,000 50,952
Bombardier, Inc.
(a)
11/15/2030 8.750% 25,000 26,615
07/01/2031 7.250% 25,000 26,201
06/01/2032 7.000% 25,000 25,925
06/15/2033 6.750% 50,000 51,677
Goat Holdco LLC
(a)
02/01/2032 6.750% 50,000 50,564
TransDigm, Inc.
(a)
03/01/2029 6.375% 50,000 51,016
12/15/2030 6.875% 75,000 76,909
12/01/2031 7.125% 50,000 51,644
03/01/2032 6.625% 125,000 127,713
01/15/2033 6.000% 50,000 50,036
05/31/2033 6.375% 300,000 299,143
01/31/2034 6.750% 100,000 101,339
TransDigm, Inc.
01/15/2029 4.625% 50,000 49,117
Total 1,038,851
Airlines 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
(a)
04/20/2026 5.500% 4,167 4,164
04/20/2029 5.750% 100,000 99,222
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
JetBlue Airways Corp./JetBlue Loyalty LP
(a)
09/20/2031 9.875% 100,000 94,506
Total 197,892
Apparel 0.6%
Beach Acquisition Bidco LLC
(a),(b)
10.00% Cash or 10.75% PIK
07/15/2033 10.000% 200,000 212,603
Levi Strauss & Co.
(a)
03/01/2031 3.500% 50,000 45,991
Total 258,594
Auto Manufacturers 0.7%
Allison Transmission, Inc.
(a)
01/30/2031 3.750% 150,000 139,624
JB Poindexter & Co., Inc.
(a)
12/15/2031 8.750% 100,000 101,499
Nissan Motor Acceptance Co. LLC
(a)
09/30/2030 6.125% 100,000 96,181
Total 337,304
Auto Parts & Equipment 1.3%
Adient Global Holdings Ltd.
(a)
04/15/2028 7.000% 25,000 25,369
04/15/2031 8.250% 75,000 77,845
02/15/2033 7.500% 25,000 25,310
American Axle & Manufacturing, Inc.
(a)
10/15/2033 7.750% 200,000 194,731
Clarios Global LP/Clarios U.S. Finance Co.
(a)
05/15/2028 6.750% 75,000 75,933
09/15/2032 6.750% 25,000 25,211
Garrett Motion Holdings, Inc./Garrett LX I SARL
(a)
05/31/2032 7.750% 25,000 25,859
Goodyear Tire & Rubber Co.
03/15/2027 4.875% 65,000 64,343
07/15/2030 6.625% 50,000 48,924
Tenneco, Inc.
(a)
11/17/2028 8.000% 50,000 49,924
Total 613,449
Banks 0.3%
Freedom Mortgage Corp.
(a)
01/15/2027 6.625% 125,000 124,738
1 1 1 1 124,738

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Building Materials 2.9%
AmeriTex HoldCo Intermediate LLC
(a)
08/15/2033 7.625% 50,000 51,569
Builders FirstSource, Inc.
(a)
03/01/2030 5.000% 50,000 48,721
02/01/2032 4.250% 50,000 46,112
03/01/2034 6.375% 100,000 99,111
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
(a)
12/15/2030 6.625% 100,000 101,804
07/15/2031 6.750% 125,000 128,730
Griffon Corp.
03/01/2028 5.750% 50,000 49,737
Masterbrand, Inc.
(a)
07/15/2032 7.000% 50,000 48,943
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
(a)
04/01/2032 6.750% 50,000 47,869
Quikrete Holdings, Inc.
(a)
03/01/2032 6.375% 150,000 152,462
03/01/2033 6.750% 150,000 152,363
Smyrna Ready Mix Concrete LLC
(a)
11/01/2028 6.000% 75,000 74,464
11/15/2031 8.875% 50,000 51,140
Standard Building Solutions, Inc.
(a)
08/15/2032 6.500% 75,000 75,373
08/01/2033 6.250% 75,000 74,243
03/15/2034 5.875% 50,000 48,363
Standard Industries, Inc.
(a)
07/15/2030 4.375% 50,000 47,207
01/15/2031 3.375% 50,000 44,925
Total 1,343,136
Chemicals 3.3%
Celanese U.S. Holdings LLC
(c)
11/15/2030 7.050% 25,000 26,442
11/15/2033 7.200% 125,000 133,490
Celanese U.S. Holdings LLC
04/15/2030 6.500% 75,000 76,448
02/15/2031 7.000% 100,000 102,610
02/15/2034 7.375% 100,000 102,583
CVR Partners LP/CVR Nitrogen Finance Corp.
(a)
06/15/2028 6.125% 50,000 49,765
Element Solutions, Inc.
(a)
09/01/2028 3.875% 50,000 48,664
Huntsman International LLC
05/01/2029 4.500% 75,000 70,245
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
INEOS Finance PLC
(a)
04/15/2029 7.500% 75,000 72,777
INEOS Quattro Finance 2 PLC
(a)
03/15/2029 9.625% 25,000 20,541
Methanex Corp.
10/15/2027 5.125% 25,000 24,841
Olin Corp.
02/01/2030 5.000% 25,000 23,999
Olin Corp.
(a)
04/01/2033 6.625% 25,000 24,445
Olympus Water U.S. Holding Corp.
(a)
06/15/2031 7.250% 75,000 73,341
08/01/2032 6.750% 300,000 285,848
02/15/2033 7.250% 50,000 47,789
SK Invictus Intermediate II SARL
(a)
10/30/2029 5.000% 50,000 48,689
Tronox, Inc.
(a)
03/15/2029 4.625% 50,000 40,056
WR Grace Holdings LLC
(a)
08/15/2029 5.625% 175,000 160,706
08/15/2032 6.625% 150,000 146,172
Total 1,579,451
Commercial Services 4.5%
ADT Security Corp.
(a)
10/15/2033 5.875% 100,000 96,945
Allied Universal Holdco LLC
(a)
02/15/2031 7.875% 50,000 51,570
Allied Universal Holdco LLC/Allied Universal Finance Corp.
(a)
06/01/2029 6.000% 25,000 24,177
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas
Luxco 4 SARL
(a)
06/01/2028 4.625% 50,000 48,967
06/01/2028 4.625% 50,000 48,845
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
(a)
03/01/2029 5.375% 25,000 23,889
02/15/2031 8.000% 150,000 146,249
06/15/2032 8.375% 100,000 99,599
Block, Inc.
(a)
08/15/2033 6.000% 100,000 98,365
Block, Inc.
05/15/2032 6.500% 50,000 50,281
Clarivate Science Holdings Corp.
(a)
07/01/2029 4.875% 100,000 86,093

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Garda World Security Corp.
(a)
11/15/2032 8.375% 75,000 75,255
Graham Holdings Co.
(a)
12/01/2033 5.625% 50,000 48,887
Herc Holdings, Inc.
(a)
03/15/2031 5.750% 250,000 246,372
06/15/2033 7.250% 150,000 154,008
03/15/2034 6.000% 100,000 96,632
ION Platform Finance U.S., Inc.
(a)
09/30/2032 7.875% 150,000 116,196
NESCO Holdings II, Inc.
(a)
04/15/2029 5.500% 50,000 48,929
Raven Acquisition Holdings LLC
(a)
11/15/2031 6.875% 50,000 48,463
RR Donnelley & Sons Co.
(a)
08/01/2029 9.500% 25,000 25,412
Service Corp. International
05/15/2031 4.000% 50,000 46,703
10/15/2032 5.750% 25,000 24,971
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
(a)
08/15/2032 6.750% 200,000 196,821
United Rentals North America, Inc.
(a)
03/15/2034 6.125% 25,000 25,364
Wand NewCo 3, Inc.
(a)
01/30/2032 7.625% 60,000 61,350
Williams Scotsman, Inc.
(a)
06/15/2029 6.625% 100,000 101,070
04/15/2030 6.625% 50,000 50,677
Total 2,142,090
Computers 1.1%
Amentum Holdings, Inc.
(a)
08/01/2032 7.250% 100,000 103,542
CACI International, Inc.
(a)
06/15/2033 6.375% 50,000 50,856
Conduent Business Services LLC/Conduent State & Local
Solutions, Inc.
(a)
11/01/2029 6.000% 50,000 34,585
Fortress Intermediate 3, Inc.
(a)
06/01/2031 7.500% 25,000 24,898
McAfee Corp.
(a)
02/15/2030 7.375% 150,000 123,737
NCR Atleos Corp.
(a)
04/01/2029 9.500% 50,000 53,518
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Science Applications International Corp.
(a)
11/01/2033 5.875% 50,000 48,905
Seagate Data Storage Technology Pte. Ltd.
(a)
12/01/2032 9.625% 50,000 55,684
Unisys Corp.
(a)
01/15/2031 10.625% 25,000 21,493
Total 517,218
Cosmetics & Personal Care 0.3%
Perrigo Finance Unlimited Co.
09/30/2032 6.125% 50,000 45,638
Prestige Brands, Inc.
(a)
04/01/2031 3.750% 100,000 91,762
Total 137,400
Distribution & Wholesale 0.4%
RB Global Holdings, Inc.
(a)
03/15/2031 7.750% 100,000 103,936
Resideo Funding, Inc.
(a)
07/15/2032 6.500% 50,000 49,336
Windsor Holdings III LLC
(a)
06/15/2030 8.500% 50,000 51,788
Total 205,060
Diversified Financial Services 7.2%
Ally Financial, Inc.
02/14/2033 6.700% 75,000 75,571
Ally Financial, Inc.
(d)
5 yr. CMT + 2.450%
01/17/2040 6.646% 95,000 91,619
Aretec Group, Inc.
(a)
08/15/2030 10.000% 200,000 212,456
Burford Capital Global Finance LLC
(a)
07/15/2033 7.500% 75,000 62,434
Coinbase Global, Inc.
(a)
10/01/2031 3.625% 50,000 42,272
Credit Acceptance Corp.
(a)
12/15/2028 9.250% 75,000 77,989
03/15/2030 6.625% 50,000 48,756
Enova International, Inc.
(a)
08/01/2029 9.125% 25,000 25,673
Focus Financial Partners LLC
(a)
09/15/2031 6.750% 75,000 74,607
Freedom Mortgage Holdings LLC
(a)
05/15/2031 9.125% 25,000 25,398
04/01/2033 7.875% 50,000 46,901

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
goeasy Ltd.
(a)
07/01/2029 7.625% 75,000 66,015
Jane Street Group/JSG Finance, Inc.
(a)
04/30/2031 7.125% 50,000 51,439
11/01/2032 6.125% 40,000 39,629
05/01/2033 6.750% 175,000 177,627
Navient Corp.
07/25/2030 9.375% 50,000 48,790
Series A
08/01/2033 5.625% 125,000 97,487
OneMain Finance Corp.
03/15/2030 7.875% 100,000 103,187
05/15/2030 6.125% 50,000 48,863
09/15/2030 4.000% 100,000 90,189
11/15/2031 7.125% 100,000 99,368
03/15/2032 6.750% 150,000 145,688
03/15/2033 6.500% 100,000 95,684
09/15/2033 6.750% 100,000 96,091
Osaic Holdings, Inc.
(a)
08/01/2033 8.000% 150,000 148,108
PennyMac Financial Services, Inc.
(a)
11/15/2030 7.125% 50,000 49,890
02/15/2033 6.875% 25,000 23,946
02/15/2034 6.750% 25,000 23,414
PRA Group, Inc.
(a)
01/31/2030 8.875% 25,000 25,267
Provident Funding Associates LP/PFG Finance Corp.
(a)
09/15/2029 9.750% 110,000 112,943
Rocket Cos., Inc.
(a)
08/01/2029 6.500% 100,000 101,243
02/01/2032 7.125% 100,000 102,987
08/01/2033 6.375% 25,000 25,261
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
(a)
03/01/2031 3.875% 125,000 115,337
10/15/2033 4.000% 100,000 89,702
SLM Corp.
01/31/2030 6.500% 100,000 98,397
StoneX Group, Inc.
(a)
03/01/2031 7.875% 100,000 104,036
Synchrony Financial
02/02/2033 7.250% 40,000 40,799
United Wholesale Mortgage LLC
(a)
06/15/2027 5.750% 50,000 49,229
04/15/2029 5.500% 100,000 93,589
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
UWM Holdings LLC
(a)
02/01/2030 6.625% 100,000 94,308
03/15/2031 6.250% 100,000 91,073
VFH Parent LLC/Valor Co-Issuer, Inc.
(a)
06/15/2031 7.500% 75,000 77,120
Total 3,410,382
Electric 4.0%
AES Corp.
(d)
5 yr. CMT + 3.201%
01/15/2055 7.600% 125,000 124,098
5 yr. CMT + 2.890%
07/15/2055 6.950% 25,000 23,316
Clearway Energy Operating LLC
(a)
02/15/2031 3.750% 100,000 92,764
Long Ridge Energy LLC
(a)
02/15/2032 8.750% 50,000 52,439
NRG Energy, Inc.
(a)
02/15/2029 3.375% 100,000 95,036
07/15/2029 5.750% 125,000 124,807
02/15/2031 3.625% 125,000 115,442
11/01/2034 6.250% 125,000 125,899
PG&E Corp.
07/01/2028 5.000% 150,000 148,702
Talen Energy Supply LLC
(a)
02/01/2034 6.250% 100,000 99,320
02/01/2036 6.500% 50,000 50,392
Vistra Operations Co. LLC
(a)
04/15/2032 6.875% 150,000 155,217
VoltaGrid LLC
(a)
11/01/2030 7.375% 150,000 154,780
XPLR Infrastructure Operating Partners LP
(a)
01/15/2029 7.250% 295,000 304,686
01/15/2031 8.375% 200,000 210,982
Total 1,877,880
Electrical Components & Equipment 0.7%
Energizer Holdings, Inc.
(a)
03/31/2029 4.375% 75,000 71,465
WESCO Distribution, Inc.
(a)
03/15/2032 6.625% 100,000 102,283
03/15/2033 6.375% 100,000 101,951
04/15/2034 5.500% 50,000 49,282
Total 324,981

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Electronics 0.4%
Coherent Corp.
(a)
12/15/2029 5.000% 50,000 49,058
Imola Merger Corp.
(a)
05/15/2029 4.750% 50,000 48,631
Sensata Technologies, Inc.
(a)
07/15/2032 6.625% 100,000 102,136
Total 199,825
Energy - Alternate Sources 0.1%
TerraForm Power Operating LLC
(a)
01/15/2030 4.750% 50,000 48,052
1 1 1 1 48,052
Engineering & Construction 0.3%
Arcosa, Inc.
(a)
08/15/2032 6.875% 125,000 128,209
1 1 1 1 128,209
Entertainment 4.4%
Caesars Entertainment, Inc.
(a)
10/15/2029 4.625% 100,000 96,233
02/15/2030 7.000% 100,000 101,304
02/15/2032 6.500% 61,000 60,330
10/15/2032 6.000% 50,000 46,023
Churchill Downs, Inc.
(a)
04/01/2027 5.500% 100,000 99,901
01/15/2028 4.750% 50,000 49,356
Cinemark USA, Inc.
(a)
07/15/2028 5.250% 100,000 99,306
08/01/2032 7.000% 100,000 102,712
Discovery Global Holdings, Inc.
03/15/2029 4.054% 25,000 24,189
03/15/2042 5.050% 125,000 83,392
Light & Wonder International, Inc.
(a)
11/15/2029 7.250% 50,000 51,047
09/01/2031 7.500% 75,000 77,132
10/01/2033 6.250% 50,000 48,952
Live Nation Entertainment, Inc.
(a)
10/15/2027 4.750% 25,000 24,866
Midwest Gaming Borrower LLC/Midwest Gaming Finance
Corp.
(a)
05/01/2029 4.875% 100,000 97,037
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance
Corp.
(a)
02/01/2033 6.625% 200,000 199,141
Scientific Games Holdings LP/Scientific Games U.S. FinCo,
Inc.
(a)
03/01/2030 6.625% 225,000 194,494
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Six Flags Entertainment Corp.
(a)
05/15/2031 7.250% 175,000 168,932
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./
Canada's Wonderland Co.
(a)
05/01/2032 6.625% 250,000 250,018
Voyager Parent LLC
(a)
07/01/2032 9.250% 25,000 26,031
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
(a)
02/15/2031 7.125% 50,000 52,528
03/15/2033 6.250% 60,000 59,462
Total 2,012,386
Environmental Control 0.6%
Clean Harbors, Inc.
(a)
02/01/2031 6.375% 50,000 50,770
GFL Environmental, Inc.
(a)
01/15/2031 6.750% 75,000 77,684
Waste Pro USA, Inc.
(a)
02/01/2033 7.000% 150,000 152,089
Total 280,543
Food 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC
(a)
03/31/2031 5.500% 25,000 24,728
03/15/2033 6.250% 50,000 50,430
03/31/2034 5.750% 50,000 48,936
B&G Foods, Inc.
(a)
09/15/2028 8.000% 50,000 49,247
Chobani Holdco II LLC
(a),(b)
8.75% Cash or 9.50% PIK
10/01/2029 8.750% 72,375 76,788
Fiesta Purchaser, Inc.
(a)
03/01/2031 7.875% 50,000 50,889
Lamb Weston Holdings, Inc.
(a)
05/15/2028 4.875% 50,000 49,527
Performance Food Group, Inc.
(a)
09/15/2032 6.125% 100,000 100,352
Post Holdings, Inc.
(a)
09/15/2031 4.500% 50,000 46,541
02/15/2032 6.250% 50,000 50,605
03/01/2033 6.375% 150,000 147,991
10/15/2034 6.250% 50,000 48,955
03/15/2036 6.500% 100,000 98,070
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons
Pet Food, Inc./Simmons Feed
(a)
03/01/2029 4.625% 50,000 48,116

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
U.S. Foods, Inc.
(a)
02/15/2029 4.750% 50,000 49,381
01/15/2032 7.250% 50,000 51,842
Total 992,398
Food Service 0.2%
Aramark Services, Inc.
(a)
02/01/2028 5.000% 75,000 74,456
1 1 1 1 74,456
Gas 0.1%
AltaGas Ltd.
(a),(d)
5 yr. CMT + 3.573%
10/15/2054 7.200% 50,000 50,562
1 1 1 1 50,562
Healthcare Products 0.6%
Avantor Funding, Inc.
(a)
07/15/2028 4.625% 100,000 97,582
Bausch & Lomb Corp.
(a)
10/01/2028 8.375% 50,000 51,740
Embecta Corp.
(a)
02/15/2030 5.000% 50,000 46,284
Medline Borrower LP
(a)
10/01/2029 5.250% 100,000 99,104
Total 294,710
Healthcare Services 5.2%
Acadia Healthcare Co., Inc.
(a)
03/15/2033 7.375% 250,000 256,389
Charles River Laboratories International, Inc.
(a)
03/15/2029 3.750% 50,000 47,414
03/15/2031 4.000% 50,000 46,531
CHS/Community Health Systems, Inc.
(a)
05/15/2030 5.250% 50,000 47,112
01/15/2032 10.875% 109,000 117,104
01/15/2034 9.750% 175,000 181,386
DaVita, Inc.
(a)
06/01/2030 4.625% 100,000 96,147
09/01/2032 6.875% 100,000 102,590
07/15/2033 6.750% 100,000 101,927
Global Medical Response, Inc.
(a)
10/01/2032 7.375% 100,000 103,836
IQVIA, Inc.
(a)
06/01/2032 6.250% 150,000 152,281
LifePoint Health, Inc.
(a)
08/15/2030 9.875% 50,000 52,961
10/15/2030 11.000% 110,000 118,439
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Molina Healthcare, Inc.
(a)
11/15/2030 3.875% 50,000 44,751
02/15/2031 6.500% 50,000 49,227
05/15/2032 3.875% 50,000 43,419
Prime Healthcare Services, Inc.
(a)
09/01/2029 9.375% 100,000 103,656
Select Medical Corp.
(a)
12/01/2032 6.250% 50,000 47,525
Star Parent, Inc.
(a)
10/01/2030 9.000% 150,000 155,823
Surgery Center Holdings, Inc.
(a)
04/15/2032 7.250% 100,000 98,071
Tenet Healthcare Corp.
10/01/2028 6.125% 106,000 106,257
06/15/2030 6.125% 25,000 25,205
05/15/2031 6.750% 50,000 51,176
Tenet Healthcare Corp.
(a)
11/15/2032 5.500% 100,000 99,091
11/15/2033 6.000% 50,000 50,651
U.S. Acute Care Solutions LLC
(a)
05/15/2029 9.750% 75,000 72,853
Total 2,371,822
Holding Companies - Diversified 0.1%
Clue Opco LLC
(a)
10/15/2031 9.500% 35,000 34,024
1 1 1 1 34,024
Home Builders 0.4%
Brookfield Residential Properties, Inc./Brookfield Residential
U.S. LLC
(a)
02/15/2030 4.875% 75,000 69,117
Century Communities, Inc.
(a)
08/15/2029 3.875% 75,000 70,398
Thor Industries, Inc.
(a)
10/15/2029 4.000% 50,000 47,161
Total 186,676
Home Furnishings 0.3%
Somnigroup International, Inc.
(a)
10/15/2031 3.875% 25,000 22,720
Whirlpool Corp.
06/15/2030 6.125% 50,000 48,797
06/15/2033 6.500% 50,000 47,526
Total 119,043

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Household Products & Wares 0.0%
ACCO Brands Corp.
(a)
03/15/2029 4.250% 25,000 22,329
1 1 1 1 22,329
Housewares 0.8%
CD&R Smokey Buyer, Inc./Radio Systems Corp.
(a)
10/15/2029 9.500% 50,000 42,402
Central Garden & Pet Co.
10/15/2030 4.125% 50,000 47,209
Newell Brands, Inc.
(a)
06/01/2028 8.500% 50,000 51,705
Newell Brands, Inc.
09/15/2027 6.375% 50,000 50,289
05/15/2030 6.375% 25,000 24,074
05/15/2032 6.625% 100,000 95,593
04/01/2046 7.500% 100,000 80,204
Total 391,476
Insurance 3.0%
Acrisure LLC/Acrisure Finance, Inc.
(a)
02/01/2029 8.250% 239,000 236,460
02/15/2029 4.250% 25,000 23,585
11/06/2030 7.500% 25,000 25,007
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
(a)
10/15/2027 6.750% 100,000 99,975
04/15/2028 6.750% 50,000 50,263
01/15/2031 7.000% 50,000 50,426
10/01/2031 6.500% 50,000 49,350
10/01/2032 7.375% 100,000 98,161
AmWINS Group, Inc.
(a)
06/30/2029 4.875% 50,000 47,992
Baldwin Insurance Group Holdings LLC/Baldwin Insurance
Group Holdings Finance
(a)
05/15/2031 7.125% 100,000 100,469
Broadstreet Partners Group LLC
(a)
04/15/2029 5.875% 200,000 194,886
HUB International Ltd.
(a)
12/01/2029 5.625% 75,000 73,245
06/15/2030 7.250% 200,000 205,343
01/31/2032 7.375% 100,000 102,005
Panther Escrow Issuer LLC
(a)
06/01/2031 7.125% 50,000 50,080
Total 1,407,247
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Internet 1.8%
Arches Buyer, Inc.
(a)
06/01/2028 4.250% 100,000 96,403
Getty Images, Inc.
(a)
11/15/2030 10.500% 25,000 22,573
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
(a)
12/01/2027 5.250% 50,000 49,824
ION Platform Finance U.S., Inc./ION Platform Finance SARL
(a)
05/01/2029 8.750% 100,000 92,970
05/30/2029 9.500% 150,000 140,962
Match Group Holdings II LLC
(a)
06/01/2028 4.625% 50,000 48,903
10/01/2031 3.625% 25,000 22,207
09/15/2033 6.125% 100,000 97,332
Snap, Inc.
(a)
03/01/2033 6.875% 150,000 141,981
03/15/2034 6.875% 100,000 94,019
Wayfair LLC
(a)
11/15/2032 6.750% 50,000 50,373
Total 857,547
Investment Companies 0.1%
Compass Group Diversified Holdings LLC
(a)
04/15/2029 5.250% 51,468 47,861
1 1 1 1 47,861
Iron & Steel 0.4%
Cleveland-Cliffs, Inc.
(a)
04/15/2030 6.750% 25,000 24,382
03/15/2032 7.000% 50,000 48,384
01/15/2034 7.625% 100,000 97,658
Total 170,424
Leisure Time 2.2%
Acushnet Co.
(a)
12/01/2033 5.625% 100,000 99,758
Carnival Corp.
(a)
03/15/2030 5.750% 50,000 50,381
06/15/2031 5.875% 50,000 50,609
08/01/2032 5.750% 200,000 200,038
02/15/2033 6.125% 100,000 100,934
Lindblad Expeditions LLC
(a)
09/15/2030 7.000% 25,000 25,543
NCL Corp. Ltd.
(a)
02/15/2029 7.750% 50,000 51,939
09/15/2033 6.250% 200,000 194,231

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
NCL Finance Ltd.
(a)
03/15/2028 6.125% 50,000 50,385
Sabre GLBL, Inc.
(a)
11/15/2029 10.750% 35,000 29,938
03/15/2030 10.750% 44,000 36,542
Viking Cruises Ltd.
(a)
07/15/2031 9.125% 50,000 52,705
10/15/2033 5.875% 100,000 98,912
Total 1,041,915
Lodging 1.2%
Boyd Gaming Corp.
(a)
06/15/2031 4.750% 50,000 47,703
Hilton Domestic Operating Co., Inc.
(a)
02/15/2032 3.625% 100,000 90,855
09/15/2033 5.750% 50,000 49,835
03/31/2034 5.500% 50,000 48,850
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations
Borrower, Inc.
(a)
07/01/2031 4.875% 50,000 45,176
01/15/2032 6.625% 100,000 98,963
Marriott Ownership Resorts, Inc.
(a)
10/01/2033 6.500% 100,000 95,084
MGM Resorts International
04/15/2032 6.500% 50,000 50,406
Travel & Leisure Co.
(a)
12/01/2029 4.500% 25,000 23,926
Total 550,798
Machinery - Construction, & Mining 0.1%
Terex Corp.
(a)
10/15/2032 6.250% 25,000 25,169
1 1 1 1 25,169
Media 6.3%
AMC Networks, Inc.
(a)
07/15/2032 10.500% 26,000 25,664
Cable One, Inc.
(a)
11/15/2030 4.000% 50,000 34,775
CCO Holdings LLC/CCO Holdings Capital Corp.
(a)
05/01/2027 5.125% 46,000 46,008
06/01/2029 5.375% 100,000 98,650
09/01/2029 6.375% 100,000 100,398
03/01/2030 4.750% 300,000 284,544
08/15/2030 4.500% 220,000 205,327
02/01/2031 4.250% 250,000 227,442
02/01/2032 4.750% 150,000 135,977
02/01/2033 7.000% 100,000 100,432
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
06/01/2033 4.500% 150,000 130,679
01/15/2034 4.250% 50,000 42,777
CCO Holdings LLC/CCO Holdings Capital Corp.
05/01/2032 4.500% 50,000 44,708
Directv Financing LLC
(a)
02/01/2030 8.875% 25,000 24,949
02/01/2030 8.875% 25,000 24,923
Discovery Communications LLC
03/20/2028 3.950% 25,000 24,493
DISH DBS Corp.
(a)
12/01/2028 5.750% 50,000 48,419
DISH Network Corp.
(a)
11/15/2027 11.750% 360,000 370,879
McGraw-Hill Education, Inc.
(a)
08/01/2028 5.750% 50,000 49,462
08/01/2029 8.000% 75,000 74,895
Nexstar Media, Inc.
(a),(e)
04/15/2034 7.250% 100,000 100,218
Nexstar Media, Inc.
(a)
07/15/2027 5.625% 100,000 100,000
11/01/2028 4.750% 50,000 49,145
Sirius XM Radio LLC
(a)
07/15/2028 4.000% 100,000 96,638
07/01/2029 5.500% 50,000 49,771
07/01/2030 4.125% 50,000 46,954
Univision Communications, Inc.
(a)
08/15/2028 8.000% 100,000 101,646
05/01/2029 4.500% 50,000 47,046
06/30/2030 7.375% 75,000 73,560
07/31/2031 8.500% 25,000 25,076
08/01/2032 9.375% 75,000 77,341
Versant Media Group, Inc.
(a)
01/30/2031 7.250% 50,000 51,144
Total 2,913,940
Mining 1.9%
Alumina Pty. Ltd.
(a)
09/15/2032 6.375% 50,000 51,176
Arsenal AIC Parent LLC
(a)
10/01/2031 11.500% 50,000 53,970
Capstone Copper Corp.
(a)
03/31/2033 6.750% 100,000 99,427
Compass Minerals International, Inc.
(a)
07/01/2030 8.000% 100,000 103,540

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Constellium SE
(a)
04/15/2029 3.750% 50,000 47,764
Kaiser Aluminum Corp.
(a)
06/01/2031 4.500% 100,000 94,464
03/01/2034 5.875% 100,000 98,307
Novelis Corp.
(a)
01/30/2030 4.750% 225,000 213,104
08/15/2031 3.875% 75,000 66,747
08/15/2033 6.375% 50,000 49,039
Total 877,538
Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc.
(a)
03/15/2033 6.375% 50,000 50,301
Axon Enterprise, Inc.
(a)
03/15/2033 6.250% 50,000 51,033
Total 101,334
Office & Business Equipment 0.1%
Zebra Technologies Corp.
(a)
06/01/2032 6.500% 50,000 50,300
1 1 1 1 50,300
Oil & Gas 6.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
(a)
07/15/2033 6.625% 25,000 25,379
Chord Energy Corp.
(a)
03/15/2033 6.750% 50,000 51,635
CNX Resources Corp.
(a)
03/01/2032 7.250% 100,000 102,757
Comstock Resources, Inc.
(a)
03/01/2029 6.750% 50,000 49,325
01/15/2030 5.875% 100,000 96,530
Crescent Energy Finance LLC
(a)
04/01/2032 7.625% 75,000 76,055
Gulfport Energy Operating Corp.
(a)
09/01/2029 6.750% 50,000 51,164
Hilcorp Energy I LP/Hilcorp Finance Co.
(a)
04/15/2030 6.000% 50,000 48,635
02/01/2031 6.000% 50,000 48,398
04/15/2032 6.250% 50,000 48,364
05/15/2034 6.875% 75,000 73,173
02/15/2035 7.250% 150,000 149,576
Kraken Oil & Gas Partners LLC
(a)
08/15/2029 7.625% 50,000 50,804
Matador Resources Co.
(a)
04/15/2032 6.500% 50,000 50,532
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
04/15/2033 6.250% 150,000 150,046
Murphy Oil Corp.
10/01/2032 6.000% 25,000 24,833
Nabors Industries, Inc.
(a)
08/15/2031 8.875% 125,000 130,340
11/15/2032 7.625% 100,000 102,334
Noble Finance II LLC
(a)
04/15/2030 8.000% 50,000 51,603
PBF Holding Co. LLC/PBF Finance Corp.
(a)
09/15/2030 7.875% 50,000 51,280
Permian Resources Operating LLC
(a)
07/01/2029 5.875% 75,000 75,100
01/15/2032 7.000% 75,000 77,826
02/01/2033 6.250% 100,000 101,831
Saturn Oil & Gas, Inc.
(a)
06/15/2029 9.625% 43,000 45,219
SM Energy Co.
(a)
08/01/2029 6.750% 50,000 50,789
07/01/2031 8.750% 100,000 104,607
08/01/2032 7.000% 50,000 51,047
06/15/2033 9.625% 150,000 165,996
04/15/2034 6.625% 50,000 49,973
Sunoco LP
(a)
05/01/2029 7.000% 50,000 51,290
05/01/2030 4.625% 100,000 96,316
07/01/2033 6.250% 100,000 100,598
03/15/2034 5.875% 50,000 49,456
Sunoco LP/Sunoco Finance Corp.
(a)
09/15/2028 7.000% 75,000 76,519
Sunoco LP/Sunoco Finance Corp.
05/15/2029 4.500% 50,000 48,741
04/30/2030 4.500% 50,000 48,354
Talos Production, Inc.
(a)
02/01/2031 9.375% 50,000 53,073
TGNR Intermediate Holdings LLC
(a)
10/15/2029 5.500% 50,000 48,841
Transocean International Ltd.
(a)
05/15/2029 8.250% 50,000 51,642
02/15/2030 8.750% 105,000 109,404
10/15/2032 7.875% 100,000 106,275
Valaris Ltd.
(a)
04/30/2030 8.375% 50,000 51,789
Total 3,047,449

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Oil & Gas Services 0.9%
Archrock Partners LP/Archrock Partners Finance Corp.
(a)
09/01/2032 6.625% 50,000 50,986
Archrock Services LP/Archrock Partners Finance Corp.
(a)
02/01/2034 6.000% 50,000 49,527
Kodiak Gas Services LLC
(a)
10/01/2033 6.500% 50,000 50,427
10/01/2035 6.750% 100,000 101,573
USA Compression Partners LP/USA Compression Finance
Corp.
(a)
10/01/2033 6.250% 100,000 99,669
Weatherford International Ltd.
(a)
10/15/2033 6.750% 50,000 50,951
Total 403,133
Packaging & Containers 1.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC
(a)
09/01/2028 3.250% 50,000 47,541
09/01/2029 4.000% 50,000 45,779
01/30/2031 6.250% 50,000 49,546
Clydesdale Acquisition Holdings, Inc.
(a)
04/15/2030 8.750% 175,000 163,700
04/15/2032 6.750% 75,000 70,947
Crown Americas LLC
06/01/2033 5.875% 75,000 75,047
Graphic Packaging International LLC
(a)
07/15/2032 6.375% 50,000 49,879
Mauser Packaging Solutions Holding Co.
(a)
04/15/2030 7.875% 75,000 74,972
Owens-Brockway Glass Container, Inc.
(a)
05/15/2031 7.250% 50,000 47,951
Silgan Holdings, Inc.
02/01/2028 4.125% 50,000 48,848
Total 674,210
Pharmaceuticals 1.2%
1261229 BC Ltd.
(a)
04/15/2032 10.000% 125,000 127,228
Bausch Health Cos., Inc.
(a)
09/30/2028 11.000% 25,000 25,573
BellRing Brands, Inc.
(a)
03/15/2030 7.000% 50,000 50,164
CVS Health Corp.
(d)
5 yr. CMT + 2.516%
12/10/2054 6.750% 75,000 75,705
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
5 yr. CMT + 2.886%
03/10/2055 7.000% 25,000 25,729
Elanco Animal Health, Inc.
08/28/2028 6.400% 50,000 51,270
Endo Finance Holdings LP
(a)
04/15/2031 8.500% 50,000 52,342
Organon & Co./Organon Foreign Debt Co-Issuer BV
(a)
04/30/2028 4.125% 100,000 96,953
05/15/2034 7.875% 50,000 41,144
Total 546,108
Pipelines 6.6%
Antero Midstream Partners LP/Antero Midstream Finance
Corp.
(a)
02/01/2032 6.625% 25,000 25,588
Blue Racer Midstream LLC/Blue Racer Finance Corp.
(a)
07/15/2032 7.250% 50,000 51,966
Delek Logistics Partners LP/Delek Logistics Finance Corp.
(a)
03/15/2029 8.625% 100,000 103,501
06/30/2033 7.375% 200,000 201,531
Energy Transfer LP
(d)
5 yr. CMT + 4.020%
05/15/2054 8.000% 100,000 104,776
5 yr. CMT + 2.676%
02/15/2056 6.500% 100,000 98,674
5 yr. CMT + 2.475%
02/15/2056 6.750% 50,000 49,571
Excelerate Energy LP
(a)
05/15/2030 8.000% 50,000 52,355
Genesis Energy LP/Genesis Energy Finance Corp.
01/15/2029 8.250% 50,000 51,651
05/15/2032 7.875% 50,000 51,486
Harvest Midstream I LP
(a)
05/15/2032 7.500% 50,000 51,002
Hess Midstream Operations LP
(a)
06/01/2029 6.500% 100,000 102,187
ITT Holdings LLC
(a)
08/01/2029 6.500% 100,000 97,471
NGL Energy Operating LLC/NGL Energy Finance Corp.
(a)
02/15/2029 8.125% 50,000 51,545
02/15/2032 8.375% 100,000 103,345
Northriver Midstream Finance LP
(a)
07/15/2032 6.750% 50,000 50,281
NuStar Logistics LP
10/01/2030 6.375% 150,000 155,110
Rockies Express Pipeline LLC
(a)
07/15/2029 4.950% 100,000 97,763

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
04/15/2040 6.875% 50,000 49,855
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
(a)
01/15/2028 5.500% 100,000 99,134
Venture Global Calcasieu Pass LLC
(a)
01/15/2030 6.250% 50,000 51,136
08/15/2031 4.125% 150,000 139,509
Venture Global LNG, Inc.
(a)
06/01/2028 8.125% 50,000 51,196
02/01/2029 9.500% 185,000 200,112
06/01/2031 8.375% 100,000 103,998
02/01/2032 9.875% 275,000 295,401
Venture Global Plaquemines LNG LLC
(a)
05/01/2033 7.500% 50,000 54,995
01/15/2034 6.500% 50,000 52,129
06/15/2034 6.500% 300,000 312,154
01/15/2036 6.750% 200,000 211,621
Total 3,121,043
Real Estate 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
(a)
04/15/2030 7.000% 50,000 50,110
Cushman & Wakefield U.S. Borrower LLC
(a)
05/15/2028 6.750% 75,000 75,112
Hunt Cos., Inc.
(a)
04/15/2029 5.250% 50,000 47,089
Kennedy-Wilson, Inc.
03/01/2029 4.750% 65,000 63,984
03/01/2031 5.000% 100,000 100,301
Total 336,596
REITS 2.5%
Arbor Realty SR, Inc.
(a)
07/15/2030 7.875% 25,000 23,140
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus
LLC/GGSI Sellco LLC
(a)
04/01/2027 4.500% 38,000 37,221
Iron Mountain, Inc.
(a)
03/15/2028 5.250% 50,000 49,728
07/15/2028 5.000% 50,000 49,475
02/15/2029 7.000% 50,000 50,981
07/15/2030 5.250% 100,000 97,074
Millrose Properties, Inc.
(a)
09/15/2032 6.250% 75,000 73,738
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer
(a)
10/01/2028 5.875% 50,000 49,720
05/15/2029 4.875% 125,000 120,277
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
02/01/2030 7.000% 100,000 101,204
RHP Hotel Properties LP/RHP Finance Corp.
(a)
02/15/2029 4.500% 50,000 48,522
04/01/2032 6.500% 75,000 76,387
06/15/2033 6.500% 50,000 50,876
Rithm Capital Corp.
(a)
04/01/2029 8.000% 25,000 24,638
07/15/2030 8.000% 50,000 48,335
RLJ Lodging Trust LP
(a)
09/15/2029 4.000% 25,000 23,494
Service Properties Trust
(a)
11/15/2031 8.625% 50,000 52,267
Starwood Property Trust, Inc.
(a)
07/01/2030 6.500% 50,000 50,768
01/15/2031 5.750% 50,000 49,397
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC
(a)
01/15/2030 6.000% 50,000 47,167
XHR LP
(a)
06/01/2029 4.875% 25,000 24,224
Total 1,148,633
Retail 4.4%
1011778 BC ULC/New Red Finance, Inc.
(a)
06/15/2029 6.125% 50,000 50,862
10/15/2030 4.000% 100,000 93,949
Advance Auto Parts, Inc.
(a)
08/01/2030 7.000% 125,000 126,571
08/01/2033 7.375% 25,000 25,264
Asbury Automotive Group, Inc.
(a)
02/15/2032 5.000% 125,000 118,469
Bath & Body Works, Inc.
11/01/2035 6.875% 50,000 49,189
Carvana Co.
(a)
06/01/2030 9.000% 100,000 104,122
06/01/2031 9.000% 133,995 144,940
Ferrellgas LP/Ferrellgas Finance Corp.
(a)
01/15/2031 9.250% 50,000 52,084
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co.,
Inc.
(a)
01/15/2029 4.625% 100,000 95,687
01/15/2030 6.750% 100,000 93,429
FirstCash, Inc.
(a)
01/01/2030 5.625% 50,000 49,690
03/01/2032 6.875% 50,000 51,043

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Gap, Inc.
(a)
10/01/2031 3.875% 50,000 45,383
Group 1 Automotive, Inc.
(a)
08/15/2028 4.000% 25,000 24,166
01/15/2030 6.375% 100,000 100,886
LBM Acquisition LLC
(a)
06/15/2031 9.500% 25,000 21,751
LCM Investments Holdings II LLC
(a)
05/01/2029 4.875% 50,000 48,721
08/01/2031 8.250% 50,000 51,883
Lithia Motors, Inc.
(a)
10/01/2030 5.500% 50,000 49,097
01/15/2031 4.375% 50,000 46,891
Murphy Oil USA, Inc.
(a)
02/15/2031 3.750% 50,000 46,402
Nordstrom, Inc.
01/15/2044 5.000% 75,000 50,277
Park River Holdings, Inc.
(a)
03/15/2031 8.000% 50,000 49,784
PetSmart LLC/PetSmart Finance Corp.
(a)
09/15/2033 10.000% 100,000 99,742
QXO Building Products, Inc.
(a)
04/30/2032 6.750% 50,000 51,007
Sonic Automotive, Inc.
(a)
11/15/2031 4.875% 50,000 47,385
Superior Plus LP/Superior General Partner, Inc.
(a)
03/15/2029 4.500% 50,000 47,723
Victoria's Secret & Co.
(a)
07/15/2029 4.625% 50,000 47,678
White Cap Supply Holdings LLC
(a)
11/15/2030 7.375% 100,000 97,064
Yum! Brands, Inc.
04/01/2032 5.375% 60,000 59,494
Total 2,040,633
Software 3.2%
AthenaHealth Group, Inc.
(a)
02/15/2030 6.500% 120,000 112,094
Capstone Borrower, Inc.
(a)
06/15/2030 8.000% 50,000 47,778
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
(a)
06/15/2029 8.000% 40,000 29,753
Central Parent, Inc./CDK Global, Inc.
(a)
06/15/2029 7.250% 40,000 28,679
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Cloud Software Group, Inc.
(a)
03/31/2029 6.500% 250,000 243,269
09/30/2029 9.000% 225,000 217,074
06/30/2032 8.250% 150,000 142,554
08/15/2033 6.625% 100,000 89,019
CoreWeave, Inc.
(a)
06/01/2030 9.250% 150,000 145,887
02/01/2031 9.000% 150,000 142,662
Fair Isaac Corp.
(a)
05/15/2033 6.000% 50,000 49,058
ROBLOX Corp.
(a)
05/01/2030 3.875% 50,000 46,945
SS&C Technologies, Inc.
(a)
09/30/2027 5.500% 100,000 100,097
Twilio, Inc.
03/15/2031 3.875% 50,000 46,646
UKG, Inc.
(a)
02/01/2031 6.875% 75,000 73,526
Total 1,515,041
Telecommunications 4.8%
APLD ComputeCo LLC
(a)
12/15/2030 9.250% 250,000 257,600
Bell Telephone Co. of Canada or Bell Canada
(d)
5 yr. CMT + 2.390%
09/15/2055 6.875% 125,000 126,253
Cipher Compute LLC
(a)
11/15/2030 7.125% 150,000 155,453
EchoStar Corp.
11/30/2029 10.750% 198,491 214,370
EchoStar Corp.
(b)
6.75% Cash or 6.75% PIK
11/30/2030 6.750% 175,675 177,598
Flash Compute LLC
(a)
12/31/2030 7.250% 175,000 176,518
Level 3 Financing, Inc.
(a)
06/30/2033 6.875% 75,000 76,370
Rogers Communications, Inc.
(d)
5 yr. CMT + 2.653%
04/15/2055 7.000% 50,000 50,141
5 yr. CMT + 2.620%
04/15/2055 7.125% 75,000 76,152
SV RNO Property Owner 1 LLC
(a)
03/01/2031 5.875% 200,000 198,194
TELUS Corp.
(d)
5 yr. CMT + 2.769%
10/15/2055 6.625% 25,000 24,929

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Notes to Portfolio of Investments
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
5 yr. CMT + 2.709%
10/15/2055 7.000% 100,000 101,512
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
(a)
04/15/2028 4.750% 25,000 24,870
02/15/2029 6.500% 50,000 48,600
06/15/2032 8.625% 75,000 77,628
Uniti Services LLC
(a)
10/15/2033 7.500% 250,000 259,829
Windstream Services LLC/Windstream Escrow Finance Corp.
(a)
10/01/2031 8.250% 25,000 26,186
WULF Compute LLC
(a)
10/15/2030 7.750% 125,000 132,090
Zayo Group Holdings, Inc.
(a),(b)
0 03/09/2030 9.250% 64,494 64,075
Total 2,268,368
Transportation 0.6%
Beacon Mobility Corp.
(a)
08/01/2030 7.250% 50,000 51,614
Genesee & Wyoming, Inc.
(a)
04/15/2032 6.250% 50,000 50,567
Rand Parent LLC
(a)
02/15/2030 8.500% 50,000 51,443
Issuer
Coupon
Rate
Principal
Amount ($) Value ($)
Corporate Bonds (continued)
Watco Cos. LLC/Watco Finance Corp.
(a)
08/01/2032 7.125% 125,000 128,510
Total 282,134
Trucking & Leasing 0.2%
FTAI Aviation Investors LLC
(a)
05/01/2031 7.000% 50,000 51,188
06/15/2032 7.000% 50,000 51,294
Total 102,482
Total Corporate Bonds
(Cost $ 46,572,889 ) 45,737,512
1 1
Issuer . Shares . Value ($)
Money Market Funds 1 .4%
State Street Institutional U.S. Government
Money Market Fund, Premier Class, 3.599%
(f)
650,545 650,545
1 1 1
Total Money Market Funds
(Cost $ 650,545 ) 650,545
1 1
Total Investments in Securities
(Cost $ 47,223,434 ) 46,388,057
Other Assets & Liabilities, Net 437,844
Net Assets 46,825,901
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $40,515,132, which represents 86.52% of total net assets.
(b) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.
(d) Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at March 31, 2026.
Abbreviation Legend
CMT Constant Maturity Treasury
REIT Real Estate Investment Trust
PIK Payment In Kind

Portfolio of Investments
(continued)
Columbia U.S. High Yield ETF, March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.
However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/
or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The
Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The
Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds — 45,737,512 — 45,737,512
Money Market Funds 650,545 — — 650,545
Total Investments in Securities 650,545 45,737,512 — 46,388,057
Fair value measurements (continued)

Statement of Assets and Liabilities
Columbia U.S. High Yield ETF
March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Assets
Investments in securities, at value $ –
Unaffiliated issuers (cost $47,223,434) $ 46,388,057
Cash 1,798
Receivable for: –
Investments sold 168,901
Dividends 78
Interest 776,603
Total assets 47,335,437
Liabilities
Payable for: —
Investments purchased 390,551
Investments purchased on a delayed delivery basis 100,625
Investment management fees 18,360
Total liabilities 509,536
Net assets applicable to outstanding capital stock $ 46,825,901
Represented by:
Paid in capital
$ 47,634,605
Total distributable earnings (loss) (808,704)
Total - representing net assets applicable to outstanding capital stock $ 46,825,901
Net assets
$ 46,825,901
Shares outstanding
2,350,000
Net asset value per share
$ 19.93

Statement of Operations
Columbia U.S. High Yield ETF
Year Ended March 31, 2026
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Net investment income
Income:
Dividends - unaffiliated issuers $ 14,469
Interest 2,591,829
Total income 2,606,298
Expenses:
Investment management fees 180,251
Overdraft fees 93
Total expenses 180,344
Total net expenses 180,344
Net investment income 2,425,954
Realized and unrealized gain (loss) - net
Net realized gain (loss) on: –
Investments - unaffiliated issuers (185,508)
In-kind transactions 718,665
Net realized gain 533,157
Net change in unrealized depreciation on: –
Investments - unaffiliated issuers (404,276)
Net change in unrealized depreciation (404,276)
Net realized and unrealized gain 128,881
Net increase in net assets resulting from operations 2,554,835

Statement of Changes in Net Assets
Columbia U.S. High Yield ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

Year Ended
March 31, 2026
Year Ended
March 31, 2025
(a)
Operations – –
Net investment income $ 2,425,954 $ 917,226
Net realized gain 533,157 1,533
Net change in unrealized depreciation (404,276) (431,101)
Net increase in net assets resulting from operations 2,554,835 487,658
Distributions to Shareholders – –
Net investment income and net realized gains (2,345,285) (789,611)
Total distributions to shareholders (2,345,285) (789,611)
Increase in net assets from capital stock activity 20,906,973 1,010,331
Total increase in net assets 21,116,523 708,378
Net Assets: – –
Net assets at beginning of year 25,709,378 25,001,000
(b)
Net assets at end of year $ 46,825,901 $ 25,709,378
Year Ended
March 31, 2026
Year Ended
March 31, 2025
(a)
Shares
Dollars ($)
Shares
Dollars ($)
Capital stock activity
Shares sold 2,600,000 52,349,611 50,000 1,010,331
Shares redeemed (1,550,050) (31,442,638) — —
Net increase 1,049,950 20,906,973 50,000 1,010,331
(a) Based on operations from September 5, 2024 (commencement of operations) through the stated period end.
(b) Initial cash of $1,000 was contributed on August 28, 2024; additional cash of $224,807 and securities (including accrued income) of $24,775,193 were contributed on
September 4, 2024.

Financial Highlights
Columbia U.S. High Yield ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia ETF Trust I | 2026

The following table is intended to help you understand the Fund’s financial performance. Per share net investment income
(loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager, if applicable. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Year Ended
March 31
2026
Year Ended
March 31,
2025
(a)
Per share data
Net asset value, beginning of year $ 19 .78 $ 20 .00
Income (loss) from investment operations:
Net investment income 1 .24 0 .71
Net realized and unrealized gain (loss) 0 .18 ( 0 .32 )
Total from investment operations 1 .42 0 .39
Less distributions to shareholders from:
Net investment income ( 1 .27 ) ( 0 .61 )
Net realized gains — ( 0 .00 )
Total distributions to shareholders ( 1 .27 ) ( 0 .61 )
Net asset value, end of year $ 19 .93 $ 19 .78
Total Return at NAV 7 .33% 1 .95%
Ratios to average net assets
Total gross expenses
(b)
0 .46%
(c)
0 .46%
Total net expenses
(b) ,(d)
0 .46%
(c)
0 .46%
Net investment income 6 .19% 6 .21%
Supplemental data
Net assets, end of year (in thousands) $ 46,826 $ 25,709
Portfolio turnover 34% 12%
Notes to Financial Highlights
(a) The Fund commenced operations on September 5, 2024. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(c) Ratios include less than 0.01% attributed to fees outside the unitary fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Notes to Financial Statements
March 31, 2026
Columbia ETF Trust I | 2026

Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds):
Columbia AAA CLO ETF
On December 3, 2025, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in Columbia AAA CLO ETF, which represented the initial capital for the Fund at $20 per share. On December 10, 2025, $9,000,000 of cash in total was invested in the Fund at $20 per share, by authorized participants (Authorized Participants) of the Fund. Shares of the Fund were first offered to the public on December 11, 2025.
The financial statements for the Fund cover the period from December 11, 2025 (commencement of operations) through
March 31, 2026. All references to the year ended March 31, 2026 in the report refer to the period from December 11, 2025 through March 31, 2026.
Columbia Core Bond ETF
Effective March 16, 2026, pursuant to an Agreement and Plan of Reorganization (the Reorganization), Columbia Bond Fund
(a mutual fund), the Predecessor Fund to Columbia Core Bond ETF (the Acquiring Fund), transferred all of its assets and liabilities to Columbia Core Bond ETF, the Acquiring Fund of Columbia Bond Fund (the Predecessor Fund), a newly created exchange-traded fund, in exchange for shares of the Acquiring Fund. The Acquiring Fund commenced operations as of
March 16, 2026, upon the Acquiring Fund's acquisition of the assets of the Predecessor Fund, through the Reorganization.
Following the Reorganization, the Predecessor Fund is considered the accounting survivor of the Reorganization, and accordingly, Institutional 3 Class performance and financial history, of the Predecessor Fund, have been adopted by the
Acquiring Fund. All information and references to periods prior to March 16, 2026, refer to the Predecessor Fund.
During the period, the Columbia Bond ETF changed its fiscal year end from April 30 to March 31. All references to the year ended March 31, 2026 in the report refer to the period from May 1, 2025 through March 31, 2026.
Columbia Core Plus Bond ETF
On December 3, 2025, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in Columbia Core Plus Bond ETF, which represented the initial capital for the Fund at $20 per share. On December 10, 2025, $8,000,000 of cash in total was invested in the Fund at $20 per share, by Authorized Participants of the Fund. Shares of the Fund were first offered to the public on December 11, 2025.
The financial statements for the Fund cover the period from December 11, 2025 (commencement of operations) through
March 31, 2026. All references to the year ended March 31, 2026 in the report refer to the period from December 11, 2025 through March 31, 2026.
Fund
Diversification
status
Columbia AAA CLO ETF Non-Diversified
Columbia Core Bond ETF Diversified
Columbia Core Plus Bond ETF Non-Diversified
Columbia Corporate Bond ETF Non-Diversified
Columbia Large Cap Growth ETF Diversified
Columbia Research Enhanced International Equity ETF Non-Diversified
Columbia Research Enhanced Mid Cap ETF Non-Diversified
Columbia Research Enhanced Small Cap ETF Non-Diversified
Columbia Short Duration High Yield ETF Non-Diversified
Columbia U.S. High Yield ETF Non-Diversified

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

Columbia Corporate Bond ETF
On December 3, 2025, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in Columbia Corporate Bond ETF, which represented the initial capital for the Fund at $20 per share. On December 10, 2025, $9,000,000 of cash in total was invested in the Fund at $20 per share, by Authorized Participants of the Fund. Shares of the Fund were first offered to the public on December 11, 2025.
The financial statements for the Fund cover the period from December 11, 2025 (commencement of operations) through
March 31, 2026. All references to the year ended March 31, 2026 in the report refer to the period from December 11, 2025 through March 31, 2026.
Columbia Large Cap Growth ETF
Effective March 16, 2026, pursuant to an Agreement and Plan of Reorganization (the Reorganization), Columbia Integrated
Large Cap Growth Fund (a mutual fund), the Predecessor Fund to Columbia Large Cap Growth ETF (the Acquiring Fund),
transferred all of its assets and liabilities to Columbia Large Cap Growth ETF, the Acquiring Fund of Columbia Integrated
Large Cap Growth Fund (the Predecessor Fund), in exchange for shares of the Acquiring Fund. The Acquiring Fund commenced operations as of March 16, 2026, upon the Acquiring Fund acquisition of the assets of the Predecessor Fund, through the Reorganization. Following the Reorganization, the Predecessor Fund is considered the accounting survivor of the Reorganization, and accordingly, Institutional 3 Class performance and financial history, of the Predecessor Fund, have been adopted by the Acquiring Fund. All information and references to periods prior to March 16, 2026, refer to the
Predecessor Fund.
During the period, the Columbia Large Cap Growth ETF changed its fiscal year end from August 31 to March 31. All references to the year ended March 31, 2026 in the report refer to the period from September 1, 2025 through March 31,
2026.
Columbia Research Enhanced International Equity ETF
On December 3, 2025, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in Columbia Research Enhanced
International Equity ETF, which represented the initial capital for the Fund at $20 per share. On December 10, 2025,
$4,009,173 of securities and cash in lieu was invested in the Fund at $20.05 per share, by Authorized Participants of the
Fund. Shares of the Fund were first offered to the public on December 11, 2025.
The financial statements for the Fund cover the period from December 11, 2025 (commencement of operations) through
March 31, 2026. All references to the year ended March 31, 2026 in the report refer to the period from December 11, 2025 through March 31, 2026.
Columbia Research Enhanced Mid Cap ETF
On December 3, 2025, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in Columbia Research Enhanced Mid
Cap ETF, which represented the initial capital for the Fund at $20 per share. On December 10, 2025, $5,081,412 of securities and cash in lieu was invested in the Fund at $20.33 per share, by Authorized Participants of the Fund. Shares of the Fund
were first offered to the public on December 11, 2025.
The financial statements for the Fund cover the period from December 11, 2025 (commencement of operations) through
March 31, 2026. All references to the year ended March 31, 2026 in the report refer to the period from December 11, 2025 through March 31, 2026.
Columbia Research Enhanced Small Cap ETF
On December 3, 2025, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $1,000 of cash in Columbia Research Enhanced
Small Cap ETF, which represented the initial capital for the Fund at $20 per share. On December 10, 2025, $5,094,374 of

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

securities and cash in lieu was invested in the Fund at $20.38 per share, by Authorized Participants of the Fund. Shares of the Fund were first offered to the public on December 11, 2025.
The financial statements for the Fund cover the period from December 11, 2025 (commencement of operations) through
March 31, 2026. All references to the year ended March 31, 2026 in the report refer to the period from December 11, 2025 through March 31, 2026.
Fund Shares
The Trust may issue an unlimited number of shares (without par value). The market prices of each Fund's shares may differ to some degree from each respective Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation
Unit.” A Creation Unit consists of 50,000 shares.  Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation
Units directly with a Fund must have entered into an authorized participant agreement with the Fund's principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized Participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds' shares are also listed on the New
York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946).The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Funds is
Columbia Management Investment Advisors through its Investment Oversight Committee and Global Executive Group,
which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds' long-term strategic asset allocation is pre-determined in accordance with the terms of each
Fund's prospectus, based on a defined investment strategy which is executed by the Funds' portfolio managers as a team.
The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds' financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London's exchange at 11:00 a.m. Eastern (U.S.) time.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds' Portfolios of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains
(losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet their investment objectives.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management
(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. A Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for a Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose a Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how a Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by a Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-
traded or centrally cleared derivatives, there is reduced counterparty credit risk to a Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Funds), potentially resulting in losses to the Funds.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk in respect of over-the-counter derivatives, a Fund may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master
Agreement is an agreement between a Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative instruments' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by a Fund and/or the counterparty. Generally, the amount of collateral

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a
Fund bears the risk of loss from counterparty nonperformance. A Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event a Fund’s net asset value declines by a stated percentage over a specified time period or if a Fund fails to meet certain terms of the ISDA Master Agreement, which would cause a Fund to accelerate payment of any net liability owed to the counterparty. A Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, a Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts to manage exposure to the securities markets or to movements in interest rates and currency values. Funds invest in futures contracts as part of their primary investment strategy and/or to equitize their cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, a Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, a Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of
Investments. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Funds generally expect to earn interest income on their margin deposits. The
Funds recognize a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. Funds may use options that are written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Option contracts purchased are recorded as investments. When a Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. A Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, a Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by a Fund should the counterparty fail to perform under the contracts. Option contracts written by a Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate a Fund and not the counterparty to perform. The risk in writing a call option contract is that a
Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that a Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Asset- and mortgage-backed securities
Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a
“when-issued” or “forward commitment” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered.
Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund's portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss.
Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
Certain Funds may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations.
Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the
Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The
Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Investments in senior loans
Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid. The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-
traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager),
a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. Certain Funds classify gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Certain Funds may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the
Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of a Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00 p.m.
Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

Distributions to shareholders
The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.
Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds' contracts with their service providers contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Prior to March 16, 2026, Columbia Bond Fund (a mutual fund), the Predecessor Fund to Columbia Core Bond ETF (the
Acquiring Fund), had entered into a Management Agreement with the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial. Under the Management Agreement, the Investment Manager provided investment research and
Fund Declared Paid
Columbia AAA CLO ETF Monthly Monthly
Columbia Core Bond ETF Monthly Monthly
Columbia Core Plus Bond ETF Monthly Monthly
Columbia Corporate Bond ETF Monthly Monthly
Columbia Large Cap Growth ETF Annually Annually
Columbia Research Enhanced International Equity ETF Annually Annually
Columbia Research Enhanced Mid Cap ETF Annually Annually
Columbia Research Enhanced Small Cap ETF Annually Annually
Columbia Short Duration High Yield ETF Monthly Monthly
Columbia U.S. High Yield ETF Monthly Monthly
Fund Effective investment management fee rate (%)
Columbia AAA CLO ETF 0.20
Columbia Core Plus Bond ETF 0.48
Columbia Corporate Bond ETF 0.49
Columbia Research Enhanced International Equity ETF 0.32
Columbia Research Enhanced Mid Cap ETF 0.32
Columbia Research Enhanced Small Cap ETF 0.32
Columbia Short Duration High Yield ETF 0.44
Columbia U.S. High Yield ETF 0.46

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

advice, as well as administrative and accounting services. Prior to March 16, 2026, the investment management fee was not a unitary fee structure. The management services fee was an annual fee that was equal to a percentage of the daily net assets that declined from 0.50% to 0.34% as the net assets increased. The effective management services fee rate for the year ended March 31, 2026 was 0.49% and for the year ended April 30, 2025 was 0.50% of average daily net assets.
The effective investment management fee rate for the period March 16, 2026 through March 31, 2026 was 0.32%. The investment management fee for the period March 16, 2026 through March 31, 2026 is a unitary fee paid monthly to the
Investment Manager.
Prior to March 16, 2026, Columbia Integrated Large Cap Growth Fund (a mutual fund), the Predecessor Fund to Columbia
Large Cap Growth ETF (the Acquiring Fund), had entered into a Management Agreement with the Investment Manager, a wholly-owned subsidiary of Ameriprise Financial. Under the Management Agreement, the Investment Manager provided investment research and advice, as well as administrative and accounting services. Prior to March 16, 2026, the investment management fee was not a unitary fee structure. The management services fee was an annual fee that was equal to a percentage of the daily net assets that declined from 0.75% to 0.55% as net assets increased. The effective management services fee rate for the year ended March 31, 2026 was 0.75% and for the year ended August 31, 2025 was 0.75% of average daily net assets. The effective investment management fee rate for the period March 16, 2026 through March 31,
2026 was 0.35%. The investment management fee for the period March 16, 2026 through March 31, 2026 is a unitary fee paid monthly to the Investment Manager.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each
Fund's deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Prior to March 16, 2026, for Columbia Bond Fund (a mutual fund), the Predecessor Fund to Columbia Core Bond ETF (the
Acquiring Fund), and Columbia Integrated Large Cap Growth Fund (a mutual fund), the Predecessor Fund to Columbia Large
Cap Growth ETF (the Acquiring Fund), members of the Board of Trustees of the Predecessor Funds who are not officers or employees of the Investment Manager or Ameriprise Financial were compensated for their services as disclosed in the
Statement of Operations. Under the Deferred Plan, these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts were treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The liability for these amounts was adjusted for market value changes and remained until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred
Plan constitute a general unsecured obligation. The expense for the Deferred Plan, which included Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Prior to March 16, 2026, for Columbia Bond Fund (a mutual fund), the Predecessor Fund to Columbia Core Bond ETF (the
Acquiring Fund), and Columbia Integrated Large Cap Growth Fund (a mutual fund), the Predecessor Fund to Columbia Large
Cap Growth ETF (the Acquiring Fund), the Board of Trustees of the Predecessor Funds had appointed a Chief Compliance
Officer in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

Compliance Officer’s total compensation was allocated along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Prior to March 16, 2026, under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment
Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise
Financial, was responsible for providing transfer agency services to the Predecessor Funds. The Transfer Agent had contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent paid the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees (with the exception of out-
of-pocket fees).
The Predecessor Fund paid the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, they paid the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also received compensation from Columbia Bond Fund (a mutual fund), the Predecessor Fund to
Columbia Core Bond ETF (the Acquiring Fund), for various shareholder services and reimbursements for certain out-of-
pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares were subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
In addition, the Transfer Agent also received compensation from Columbia Integrated Large Cap Growth Fund (a mutual fund), the Predecessor Fund to Columbia Large Cap Growth ETF (the Acquiring Fund), for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares were subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the year ended March 31, 2026 and the year ended April 30, 2025, Columbia Core Bond ETF's effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
For the year ended March 31, 2026 and the year ended August 31, 2025, Columbia Large Cap Growth ETF's effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
March 31, 2026
Effective rate (%)
April 30, 2025
Effective rate (%)
Class A 0 .09 0 .10
Advisor Class – 0 .06
(a)
Institutional Class 0 .09 0 .10
Institutional 2 Class 0 .05 0 .06
Institutional 3 Class 0 .00 0 .01
Class S 0 .09 0 .10
(b)
(a) Annualized.
(b) Unannualized.
March 31, 2026
Effective rate (%)
August 31, 2025
Effective rate (%)
Class A 0 .11 0 .12
Advisor Class – 0 .03
(a)
Institutional Class 0 .11 0 .13
Institutional 3 Class 0 .00 0 .00
(a) Unannualized.

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

An annual minimum account balance fee of $20 applied to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees were remitted to Columbia Core Bond ETF and Columbia Large Cap Growth ETF and recorded as part of expense reductions in the Statement of Operations. For the year ended March 31, 2026 and the year ended April 30, 2025, these minimum account balance fees reduced total expenses of Columbia Core Bond ETF by $380 and $400, respectively.
For the year ended March 31, 2026 and the year ended August 31, 2025, these minimum account balance fees reduced total expenses of Columbia Large Cap Growth ETF by $220 and $311, respectively.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Prior to March 16, 2026, Columbia Bond Fund (a mutual fund), the Predecessor Fund to Columbia Core Bond ETF (the
Acquiring Fund), and Columbia Integrated Large Cap Growth Fund (a mutual fund), the Predecessor Fund to Columbia Large
Cap Growth ETF (the Acquiring Fund), had entered into an agreement with Columbia Management Investment Distributors,
Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees of the Predecessor Funds had approved, and Columbia Core
Bond ETF had adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for Columbia Core Bond ETF. These fees were calculated daily and were intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of Columbia Core Bond ETF and providing services to investors. Under the Plans, Columbia Core Bond ETF paid a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of Columbia Core Bond ETF.
Prior to March 16, 2026, Columbia Integrated Large Cap Growth Fund (a mutual fund), the Predecessor Fund to Columbia
Large Cap Growth ETF (the Acquiring Fund), under a Plan and Agreement of Distribution, Columbia Large Cap Growth
ETF paid a fee at the maximum annual rate of up to 0.25% of Columbia Large Cap Growth ETF average daily net assets attributable to Class A shares. Columbia Large Cap Growth ETF paid the distribution and/or shareholder services fees for
Class A up to the point where the Distributor’s expenses are fully recovered.
Sales charges (unaudited)
Prior to March 16, 2026, sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Columbia Bond Fund (a mutual fund), the Predecessor Fund to Columbia Core Bond ETF
(the Acquiring Fund), shares for the years ended March 31, 2026 and April 30, 2025, if any, are listed below:
Front End (%) CDSC (%)
March 31, 2026
Amount ($)
April 30, 2025
Amount ($)
Columbia Bond Fund - Class A 4.75 0.50-1.00
(a)
112,184 159,098
(a) This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

Prior to March 16, 2026, sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Columbia Integrated Large Cap Growth Fund (a mutual fund), the Predecessor Fund to Columbia Large Cap
Growth ETF (the Acquiring Fund), shares for the years ended March 31, 2026 and August 31, 2025, if any, are listed below:
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the
Board of Trustees, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rate(s) as a percentage of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund's operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes, brokerage commissions, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund's Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/
or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the
Investment Manager in future periods.
Prior to March 16, 2026, Columbia Bond Fund (a mutual fund), the Predecessor Fund to Columbia Core Bond ETF (the
Acquiring Fund), the Investment Manager and certain of its affiliates had contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees of the Predecessor Fund, so that the Predecessor Fund's net operating expenses, after giving effect to fees waived/ expenses reimbursed and any balance credits and/or overdraft charges from the Predecessor Fund's custodian, did not exceed the following annual rate(s) as a percentage of the classes’
average daily net assets:
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses were excluded from the waiver/reimbursement commitment, and therefore were paid by the Predecessor
Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest,
Front End (%) CDSC (%)
March 31, 2026
Amount ($)
April 30, 2025
Amount ($)
Columbia Integrated Large Cap Growth Fund - Class A 5.75 0.50-1.00
(a)
15,075 34,821
(a) This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
Fund
Through
July 31, 2027 (%)
Columbia Core Plus Bond ETF 0.38
Columbia Corporate Bond ETF 0.35
September 1, 2025
through
March 16, 2026 (%)
Prior to
September 1, 2025 (%)
Class A 0 .74 0 .74
Institutional Class 0 .49 0 .49
Institutional 2 Class 0 .45 0 .43
Institutional 3 Class 0 .40 0 .39
Class S 0 .49 0 .49

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement was modified or amended only with approval from the Investment Manager, certain of its affiliates and the Predecessor Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses
(excluding certain fees and expenses described above) so that the Predecessor Fund level expenses (expenses directly attributable to the Predecessor Fund and not to a specific share class) are waived proportionately across all share classes.
This arrangement could have been revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above were not recoverable by the Investment Manager or its affiliates in future periods.
Prior to March 16, 2026, Columbia Integrated Large Cap Growth Fund (a mutual fund), the Predecessor Fund to Columbia
Large Cap Growth ETF (the Acquiring Fund), the Investment Manager and certain of its affiliates had contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees of the Predecessor Fund, so that the
Predecessor Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Predecessor Fund's custodian, did not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses were excluded from the waiver/reimbursement commitment, and therefore were paid by the Predecessor
Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement was modified or amended only with approval from the
Investment Manager, certain of its affiliates and the Predecessor Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above were not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At March 31, 2026, these differences are primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (PFIC) holdings, capital loss carryforwards, net operating loss reclassification, foreign currency transactions, foreign capital gains tax, reversal of non-taxable in-kind sell gains and losses, derivative investments, tax straddles, principal and/or interest of fixed income securities, distributions, distribution reclassifications and earnings and profits distributed to shareholders on redemptions.  To the extent these differences are permanent, reclassifications are made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
January 1, 2026
through
March 16, 2026 (%)
Prior to
January 1, 2026 (%)
Class A 0 .79 0 .79
Institutional Class 0 .54 0 .54
Institutional 3 Class 0 .43 0 .44

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

The following reclassifications were made:
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
The tax character of distributions paid during the years indicated was as follows for the Columbia Core Bond ETF:
The tax character of distributions paid during the years indicated was as follows for the Columbia Large Cap Growth ETF:
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Fund
Undistributed (excess
of distributions over)
net investment income
($)
Accumulated
net realized
gain (loss) ($) Paid in capital ($)
Columbia AAA CLO ETF (37) 37 —
Columbia Core Bond ETF 560,904 (213,389) (347,515)
Columbia Core Plus Bond ETF 8,308 (8,308) —
Columbia Corporate Bond ETF 8 (8) —
Columbia Large Cap Growth ETF 247,425 (5,699,980) 5,452,555
Columbia Research Enhanced International Equity ETF (193) 193 —
Columbia Research Enhanced Mid Cap ETF — 1,795 (1,795)
Columbia Research Enhanced Small Cap ETF — (28,239) 28,239
Columbia Short Duration High Yield ETF 33,248 (33,248) —
Columbia U.S. High Yield ETF 26,941 (743,242) 716,301
Period Ended March 31, 2026 Year Ended March 31, 2025
Fund
Ordinary
Income ($)
Long-term
capital gains
($) Total ($)
Ordinary
Income ($)
Long-term
capital gains
($) Total ($)
Columbia AAA CLO ETF 106,501 —
106,501
— —
—
Columbia Core Plus Bond ETF 99,985 —
99,985
— —
—
Columbia Corporate Bond ETF 94,789 —
94,789
— —
—
Columbia Research Enhanced International Equity ETF 1,705 —
1,705
— —
—
Columbia Research Enhanced Mid Cap ETF 4,211 —
4,211
— —
—
Columbia Research Enhanced Small Cap ETF 4,696 —
4,696
— —
—
Columbia Short Duration High Yield ETF 4,831,456 —
4,831,456
714,034 —
714,034
Columbia U.S. High Yield ETF 2,345,285 —
2,345,285
789,611 —
789,611
March 31, 2026 April 30, 2025 April 30, 2024
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
47,319,960 — 47,319,960 40,887,083 — 40,887,083 41,213,643 — 41,213,643
March 31, 2026 August 31, 2025 August 31, 2024
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
Ordinary
income ($)
Long-term
capital gain ($) Total ($)
3,385,469 128,207,065 131,592,534 1,437,610 32,959,643 34,397,253 460,438 — 460,438

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

At March 31, 2026, the components of distributable earnings on a tax basis were as follows:
At March 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended March 31, 2026, capital loss carryforwards utilized, if any, were as follows:
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Fund
Undistributed
ordinary
income ($)
Undistributed
long-term
capital gains ($)
Capital loss
carryforwards ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia AAA CLO ETF 41,304 — — (24,991)
Columbia Core Bond ETF 3,722,528 — (161,693,878) (13,866,751)
Columbia Core Plus Bond ETF 35,093 — (31,649) (43,557)
Columbia Corporate Bond ETF 38,813 — (10,539) (167,584)
Columbia Large Cap Growth ETF — 1,060,130 — 35,146,576
Columbia Research Enhanced International Equity ETF 44,346 — — 114,775
Columbia Research Enhanced Mid Cap ETF 18,640 — — (47,857)
Columbia Research Enhanced Small Cap ETF 11,744 — — (8,690)
Columbia Short Duration High Yield ETF 526,579 19,934 — (382,510)
Columbia U.S. High Yield ETF 248,685 — (195,311) (862,078)
Fund Tax cost ($)
Gross
unrealized
appreciation ($)
Gross
unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia AAA CLO ETF 9,934,773 134 (25,125) (24,991)
Columbia Core Bond ETF 2,291,262,703 14,977,340 (28,844,091) (13,866,751)
Columbia Core Plus Bond ETF 12,020,010 41,454 (85,011) (43,557)
Columbia Corporate Bond ETF 9,831,264 1,787 (169,371) (167,584)
Columbia Large Cap Growth ETF 31,958,591 37,985,067 (2,838,491) 35,146,576
Columbia Research Enhanced International Equity ETF 5,042,860 405,312 (290,537) 114,775
Columbia Research Enhanced Mid Cap ETF 3,061,084 209,505 (257,362) (47,857)
Columbia Research Enhanced Small Cap ETF 3,070,324 258,768 (267,458) (8,690)
Columbia Short Duration High Yield ETF 102,065,877 510,188 (892,698) (382,510)
Columbia U.S. High Yield ETF 47,250,135 134,983 (997,061) (862,078)
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($) Utilized ($)
Columbia Core Bond ETF (71,557,611)
(90,136,267)
(161,693,878) —
Columbia Core Plus Bond ETF (26,559)
(5,090)
(31,649) —
Columbia Corporate Bond ETF (9,287)
(1,252)
(10,539) —
Columbia U.S. High Yield ETF (110,135)
(85,176)
(195,311) —

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the year ended March 31, 2026, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Transactions to realign the portfolio for Columbia Core Bond ETF following the reorganization described in Note 9 are excluded for purposes of calculating the Fund’s portfolio turnover rate. These realignment transactions amounted to cost of purchases and proceeds from sales of $258,758,618 and $168,715,580, respectively, for the year ended March 31, 2026.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the year ended March 31, 2026, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the year ended
March 31, 2026, the in-kind redemptions were as follows:
Fund
Purchases ($)
Proceeds from
sales ($)
U.S. government
purchases ($)
U.S. government
proceeds from
sales ($)
Columbia AAA CLO ETF 10,376,545 500,000 — —
Columbia Core Bond ETF 708,987,806 503,968,196 2,814,981,969 2,350,158,352
Columbia Core Plus Bond ETF 7,581,908 1,756,702 23,718,770 19,646,156
Columbia Corporate Bond ETF 12,140,994 3,245,421 — —
Columbia Large Cap Growth ETF 52,481,013 191,020,160 — —
Columbia Research Enhanced International Equity ETF 21,385 35 — —
Columbia Research Enhanced Mid Cap ETF 356,140 355,298 — —
Columbia Research Enhanced Small Cap ETF 75,371 89,710 — —
Columbia Short Duration High Yield ETF 26,231,880 24,983,287 — —
Columbia U.S. High Yield ETF 13,763,284 12,861,905 — —
Fund Contributions ($)
Columbia AAA CLO ETF —
Columbia Core Bond ETF 238,725,060
Columbia Core Plus Bond ETF —
Columbia Corporate Bond ETF —
Columbia Large Cap Growth ETF —
Columbia Research Enhanced International Equity ETF 4,984,108
Columbia Research Enhanced Mid Cap ETF 5,066,168
Columbia Research Enhanced Small Cap ETF 5,072,806
Columbia Short Duration High Yield ETF 73,170,405
Columbia U.S. High Yield ETF 50,508,574
Fund Cost basis ($)
Proceeds from
sales ($)
Net realized
gain (loss) ($)
Columbia AAA CLO ETF — — —
Columbia Core Bond ETF — — —
Columbia Core Plus Bond ETF — — —
Columbia Corporate Bond ETF — — —
Columbia Large Cap Growth ETF 852,860 1,878,168 1,025,308

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

Note 7. Interfund Lending
Prior to March 16, 2026, pursuant to an exemptive order granted by the Securities and Exchange Commission, Columbia
Bond Fund (a mutual fund), the Predecessor Fund to Columbia Core Bond ETF (the Acquiring Fund), and Columbia
Integrated Large Cap Growth Fund (a mutual fund), the Predecessor Fund to Columbia Large Cap Growth ETF (the Acquiring
Fund), participated in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating
Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund
Program were subject to certain restrictions.
Interfund loans were subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each
Participating Fund.
Columbia Bond Fund (the Predecessor Fund) activity in the Interfund Program during the period from May 1, 2025 through March 13, 2026 was as follows:
Columbia Integrated Large Cap Growth Fund (the Predecessor Fund) activity in the Interfund Program during the period from September 1, 2025 through March 13, 2026 was as follows:
Interest income earned and interest expense incurred by the Predecessor Funds were recorded as Interfund lending and
Interest on interfund lending, respectively, in the Statement of Operations. No Funds participated in the Interfund Lending program after March 16, 2026.
Note 8. Line of credit
Columbia Short Duration High Yield ETF and Columbia U.S. High Yield ETF have access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii)
the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the unused amount
Fund Cost basis ($)
Proceeds from
sales ($)
Net realized
gain (loss) ($)
Columbia Research Enhanced International Equity ETF — — —
Columbia Research Enhanced Mid Cap ETF 2,032,908 2,028,277 (4,631)
Columbia Research Enhanced Small Cap ETF 2,008,076 2,032,909 24,833
Columbia Short Duration High Yield ETF — — —
Columbia U.S. High Yield ETF 29,751,583 30,470,248 718,665
Borrower or lender
Average loan
balance ($)
Weighted average
interest rate (%)
Number of days
with outstanding loans
Lender 4,957,143 4.45 7
Borrower or lender
Average loan
balance ($)
Weighted average
interest rate (%)
Number of days
with outstanding loans
Borrower 400,000 4.21 1

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

of the credit facility at a rate of 0.15% per annum. The commitment fees that are allocated to each Fund are payable by the Investment Manager. This agreement expires annually in October unless extended or renewed. Prior to the October 23,
2025 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by
JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00%
in each case. Prior to March 16, 2026, Columbia Bond Fund and Columbia Integrated Large Cap Growth Fund had the ability to utilize this line of credit.
The Funds had no borrowings during the year ended March 31, 2026.
Note 9. Fund reorganization for Columbia Core Bond ETF
Effective March 16, 2026, Columbia Core Bond ETF (the Fund) acquired the assets and assumed the identified liabilities of
Columbia Bond Fund (the Predecessor Fund), a series of Columbia Funds Series Trust I. The reorganization was completed after the Board of Trustees (the Board) approved a plan of reorganization at a meeting held in September 2025. The Board unanimously approved the reorganization based on its determination that it is in the best interest of Predecessor Fund shareholders. Expected benefits of the reorganization include a lower net annual fund operating expense ratio and improved tax efficiency. The Fund has the same investment objective and substantially similar investment policies, the same portfolio management teams, and the same investment strategies as the Predecessor Fund.
The aggregate net assets of the Fund at the time of reorganization were $1,388,503,579. The reorganization was accomplished by a tax-free exchange of 46,425,351 shares of the Acquired Fund valued at $1,391,288,884 (including
$19,444,771 of unrealized depreciation).
In exchange for the Acquired Fund's shares, the Fund issued 46,128,328 shares.
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the
Acquired Fund’s cost of investments was carried forward.
The Fund's financial statements reflect both the operations of the Predecessor Fund for the period prior to the reorganization and the Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of
Operations since the reorganization was completed.
Assuming the reorganization had been completed on May 1, 2025, the Fund’s pro-forma results of operations for the year ended March 31, 2026 would have been approximately:
Note 10. Fund reorganization for Columbia Large Cap Growth ETF
Effective March 16, 2026, Columbia Large Cap Growth ETF (the Fund) acquired the assets and assumed the identified liabilities of Columbia Integrated Large Cap Growth Fund (the Predecessor Fund), a series of Columbia Funds Series
Trust II. The reorganization was completed after the Board of Trustees approved a plan of reorganization at a meeting held in September 2025. The Board unanimously approved the reorganization based on its determination that it is in the best interest of Predecessor Fund shareholders. Expected benefits of the reorganization include a lower net annual fund operating expense ratio and improved tax efficiency. The Fund has the same investment objective and substantially similar investment policies, the same portfolio management teams, and the same investment strategies as the Predecessor Fund.
($)
Net investment income 51,664,000
Net realized gain 3,029,000
Net change in unrealized (depreciation) (1,719,000)
Net increase in net assets resulting from operations 52,974,000

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

The aggregate net assets of the Fund at the time of reorganization were $71,634,554. The reorganization was accomplished by a tax-free exchange of 9,920,241 shares of the Acquired Fund valued at $92,809,375 (including $39,326,871 of unrealized appreciation).
In exchange for the Acquired Fund's shares, the Fund issued 7,102,656 shares.
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the
Acquired Fund’s cost of investments was carried forward.
The Fund's financial statements reflect both the operations of the Predecessor Fund for the period prior to the reorganization and the Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of
Operations since the reorganization was completed.
Assuming the reorganization had been completed on September 1, 2025, the Fund’s pro-forma results of operations for the year ended March 31, 2026 would have been approximately:
Note 11. Risks and uncertainties
An investment in the Funds involve risks, including market risk and concentration risk, among others. The value of each
Fund's holdings and each Fund's NAV may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that each Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, each Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of each Fund are described more fully in the respective Fund's Prospectus and Statement of
Additional Information.
Note 12. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 13. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are
($)
Net investment income 255,000
Net realized gain 80,024,000
Net change in unrealized (depreciation) (82,969,000)
Net (decrease) in net assets resulting from operations (2,690,000)

Notes to Financial Statements
(continued)
March 31, 2026
Columbia ETF Trust I | 2026

not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise
Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Report of Independent Registered Public
Accounting Firm
Columbia ETF Trust I | 2026

To the Board of Trustees of Columbia ETF Trust I and Shareholders of Columbia AAA CLO ETF, Columbia Core Bond
ETF, Columbia Core Plus Bond ETF, Columbia Corporate Bond ETF, Columbia Large Cap Growth ETF, Columbia Research
Enhanced International Equity ETF, Columbia Research Enhanced Mid Cap ETF, Columbia Research Enhanced Small Cap
ETF, Columbia Short Duration High Yield ETF, and Columbia U.S. High Yield ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (ten of the funds constituting Columbia ETF Trust I, hereafter collectively referred to as the "Funds") as of March 31, 2026, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31 2026, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
(1) Statement of operations, statement of changes in net assets and the financial highlights for the period from December
11, 2025 (commencement of operations) through March 31, 2026
(2) Statement of operations for the period from May 1, 2025 to March 31, 2026 and for the year ended April 30, 2025, statement of changes in net assets for the period from May 1, 2025 to March 31, 2026 and for the years ended April 30,
2025 and 2024 and the financial highlights for the period from May 1, 2025 to March 31, 2026 and for the years ended April
30, 2025, 2024, 2023, 2022 and 2021
(3) Statement of operations for the period from September 1, 2025 to March 31, 2026 and for the year ended August 31,
2025, statement of changes in net assets for the period from September 1, 2025 to March 31, 2026 and for the years ended
August 31, 2025 and 2024 and the financial highlights for the period from September 1, 2025 to March 31, 2026 and for the years ended August 31, 2025, 2024 and 2023
(4) Statement of operations for the year ended March 31, 2026 and statement of changes in net assets and the financial highlights for the year ended March 31, 2026 and for the period from September 5, 2024 (commencement of operations)
through March 31, 2025
The financial statements of Columbia Large Cap Growth ETF as of and for the year ended August 31, 2022 and the financial highlights for each of the periods ended on or prior to August 31, 2022 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated October 25, 2022 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
Columbia AAA CLO ETF (1)
Columbia Core Bond ETF (2)
Columbia Core Plus Bond ETF (1)
Columbia Corporate Bond ETF (1)
Columbia Large Cap Growth ETF (3)
Columbia Research Enhanced International Equity ETF (1)
Columbia Research Enhanced Mid Cap ETF (1)
Columbia Research Enhanced Small Cap ETF (1)
Columbia Short Duration High Yield ETF (4)
Columbia U.S. High Yield ETF (4)

Report of Independent Registered Public
Accounting Firm
(continued)
Columbia ETF Trust I | 2026

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 26, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Federal Income Tax Information
(Unaudited)
Columbia ETF Trust I | 2026

The Funds hereby designate the following tax attributes for the fiscal year ended March 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income.  For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Foreign taxes.  The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Capital gain dividend . The Fund designates as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Fund
Qualified
dividend
income (%)
Dividends
received
deduction
(%)
Foreign
taxes
paid
to
foreign
countries
($)
Foreign
taxes
paid
per
share
to
foreign
countries
($)
Foreign
source
income ($)
Foreign
source
income
per
share ($)
Columbia Large Cap Growth ETF 31 .10 28.71 — — — —
Columbia Research Enhanced International Equity ETF 100 .00 — 4,468 0.02 51,587 0.21
Columbia Research Enhanced Mid Cap ETF 100 .00 100.00 — — — —
Columbia Research Enhanced Small Cap ETF 100 .00 100.00 — — — —
Fund
Columbia AAA CLO ETF $ —
Columbia Core Bond ETF —
Columbia Core Plus Bond ETF —
Columbia Corporate Bond ETF —
Columbia Large Cap Growth ETF 82,657,853
Columbia Research Enhanced International Equity ETF —
Columbia Research Enhanced Mid Cap ETF 374
Columbia Research Enhanced Small Cap ETF 61
Columbia Short Duration High Yield ETF 20,931
Columbia U.S. High Yield ETF —

Approval of Investment Management Services
Agreement
Columbia ETF Trust I | 2026

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia AAA CLO ETF (the Fund). Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the
Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
At their meeting on November 6, 2025, the Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), of Columbia ETF Trust I (the Trust) unanimously approved, for an initial two-year term, the IMS
Agreement with the Investment Manager with respect to the Fund, a series of the Trust. As detailed below, the Board and the
Board’s Contracts Committee and Investment Review Committee met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the IMS Agreement.
In connection with their deliberations regarding the proposed IMS Agreement, the Committees and the Board evaluated materials requested from the Investment Manager regarding the Fund and the IMS Agreement, and discussed these materials with representatives of the Investment Manager at the September 2025 Investment Review Committee and full
Board meetings (the September Meeting) and the November 2025 Contracts Committee and full Board meetings (the
November Meeting, and, together with the September Meeting, the Meetings). The Independent Trustees also considered the discussion relating to the renewal of advisory agreements for other series of the Trust at its meeting on June 26, 2025
(the June Meeting). The Committees and the Board also consulted with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committees’ and the Board’s considerations and otherwise assisted the Committees and the Board in their deliberations.
The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the
Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the IMS Agreement. Among other things, the information and factors considered included the following:
Information on the Fund’s proposed management fees and anticipated total expenses;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel; and
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services to be performed by the
Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the
Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services to be provided by State Street
Bank and Trust Company (SSBT). The Board noted its review at meetings in July and August of 2025 of the quality of services to be provided by SSBT, which was proposed to serve as the transfer agent, custodian and administrator for the
Fund. In evaluating the quality of services to be provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting or, in the case of those agreements with SSBT, discussed at its meeting on August 26, 2025. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund under the IMS Agreement supported the approval of the IMS Agreement.
Investment performance
Because the Fund had not yet commenced operations, the Board did not have investment performance to compare to the returns of a group of comparable funds.
The Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board considered the proposed unitary fee structure to be utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the
Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board considered that the proposed unitary fee approximated the median net expense ratio of the Fund’s peer ETFs and remained competitive with similar strategies.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the IMS Agreement.
The Board took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise
Financial customers and overall reputational advantages. They noted that the fees to be paid by the Fund should permit the

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided supported the approval of the IMS Agreement.
Economies of scale
The Board considered that the proposed IMS Agreement provides for a unitary fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the IMS Agreement. In reaching its conclusions, no single factor was determinative.
On November 6, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the IMS Agreement.

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Core Bond ETF (the Fund). Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the
Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
At their meeting on September 5, 2025, the Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), of Columbia ETF Trust I (the Trust) unanimously approved, for an initial two-year term, the IMS
Agreement with the Investment Manager with respect to the Fund, a series of the Trust. As detailed below, the Board and the Board’s Investment Review Committee met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the IMS
Agreement. The Board also considered the proposal to reorganize Columbia Bond Fund (the Predecessor Fund) into the
Fund.
In connection with their deliberations regarding the proposed IMS Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the IMS Agreement, and discussed these materials with representatives of the Investment Manager at the June 2025 Investment Review Committee and full
Board meetings (the June Meeting) and the September 2025 Investment Review Committee and full Board meetings (the
September Meeting, and, together with the June Meeting, the Meetings). The Independent Trustees also considered the discussion relating to the renewal of advisory agreements for other series of the Trust at the June Meeting. The Committee and the Board also consulted with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations.
The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the
Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the IMS Agreement. Among other things, the information and factors considered included the following:
Information on the Fund’s proposed management fees and anticipated total expenses;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services; and
Information regarding the proposed reorganization of the Predecessor Fund into the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services to be performed by the
Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the
Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services to be provided by State Street
Bank and Trust Company (SSBT). The Board noted its review at the meetings in July and August of 2025 of the quality of services to be provided by SSBT, which was proposed to serve as the transfer agent, custodian and administrator for the Fund. In evaluating the quality of services to be provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements for the Fund. The Board observed that the proposed agreements were substantively identical to the form of existing agreements with respect to other series of the
Trust discussed at its June meeting or, in the case of those agreements with SSBT, discussed at its meeting on August 26,
2025. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund under the IMS Agreement supported the approval of the IMS Agreement.
Investment performance
Because the Fund had not yet commenced operations, the Board did not have actual investment performance of the new
ETF to compare to the returns of a group of comparable funds. The Board considered, however, the performance record of the Predecessor Fund, which would be reorganized into the Fund.
The Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board considered the proposed unitary fee structure to be utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the
Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board considered that the proposed unitary fee was slightly higher than the median net expense ratio of peer ETFs and priced competitively to comparable strategies.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the IMS Agreement.

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

The Board took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise
Financial customers and overall reputational advantages. They noted that the fees to be paid by the Fund should permit the
Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided supported the approval of the IMS Agreement.
Economies of scale
The Board considered that the proposed IMS Agreement provides for a unitary fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the IMS Agreement. In reaching its conclusions, no single factor was determinative.
On September 5, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the IMS Agreement.

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Core Plus Bond ETF (the Fund). Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
At their meeting on November 6, 2025, the Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), of Columbia ETF Trust I (the Trust) unanimously approved, for an initial two-year term, the IMS
Agreement with the Investment Manager with respect to the Fund, a series of the Trust. As detailed below, the Board and the
Board’s Contracts Committee and Investment Review Committee met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the IMS Agreement.
In connection with their deliberations regarding the proposed IMS Agreement, the Committees and the Board evaluated materials requested from the Investment Manager regarding the Fund and the IMS Agreement, and discussed these materials with representatives of the Investment Manager at the September 2025 Investment Review Committee and full
Board meetings (the September Meeting) and the November 2025 Contracts Committee and full Board meetings (the
November Meeting, and, together with the September Meeting, the Meetings). The Independent Trustees also considered the discussion relating to the renewal of advisory agreements for other series of the Trust at its meeting on June 26, 2025
(the June Meeting). The Committees and the Board also consulted with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committees’ and the Board’s considerations and otherwise assisted the Committees and the Board in their deliberations.
The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the
Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the IMS Agreement. Among other things, the information and factors considered included the following:
Information on the Fund’s proposed management fees and anticipated total expenses;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel; and
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services to be performed by the
Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the
Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services to be provided by State Street
Bank and Trust Company (SSBT). The Board noted its review at meetings in July and August of 2025 of the quality of services to be provided by SSBT, which was proposed to serve as the transfer agent, custodian and administrator for the
Fund. In evaluating the quality of services to be provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting or, in the case of those agreements with SSBT, discussed at its meeting on August 26, 2025. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund under the IMS Agreement supported the approval of the IMS Agreement.
Investment performance
Because the Fund had not yet commenced operations, the Board did not have investment performance to compare to the returns of a group of comparable funds. The Board considered the performance of the Investment Manager for a fund that employs substantially similar strategies in a mutual fund format.
The Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board considered the proposed unitary fee structure to be utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board considered that the proposed contractual unitary fee was higher than the median net expense ratio of peer ETFs. The Board also considered that, with management’s proposed expense cap reimbursement, which was proposed to remain in place through July 31, 2027, the proposed total expense ratio for the Fund approximated the median net expense ratio of the Fund’s peer ETFs and remained competitive with similar strategies.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the IMS Agreement.

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

The Board took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise
Financial customers and overall reputational advantages. They noted that the fees to be paid by the Fund should permit the
Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided supported the approval of the IMS Agreement.
Economies of scale
The Board considered that the proposed IMS Agreement provides for a unitary fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the IMS Agreement. In reaching its conclusions, no single factor was determinative.
On November 6, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the IMS Agreement.

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Corporate Bond ETF (the Fund). Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
At their meeting on November 6, 2025, the Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), of Columbia ETF Trust I (the Trust) unanimously approved, for an initial two-year term, the IMS
Agreement with the Investment Manager with respect to the Fund, a series of the Trust. As detailed below, the Board and the
Board’s Contracts Committee and Investment Review Committee met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the IMS Agreement.
In connection with their deliberations regarding the proposed IMS Agreement, the Committees and the Board evaluated materials requested from the Investment Manager regarding the Fund and the IMS Agreement, and discussed these materials with representatives of the Investment Manager at the September 2025 Investment Review Committee and full
Board meetings (the September Meeting) and the November 2025 Contracts Committee and full Board meetings (the
November Meeting, and, together with the September Meeting, the Meetings). The Independent Trustees also considered the discussion relating to the renewal of advisory agreements for other series of the Trust at its meeting on June 26, 2025
(the June Meeting). The Committees and the Board also consulted with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committees’ and the Board’s considerations and otherwise assisted the Committees and the Board in their deliberations.
The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the
Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the IMS Agreement. Among other things, the information and factors considered included the following:
Information on the Fund’s proposed management fees and anticipated total expenses;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel; and
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services to be performed by the
Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the
Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services to be provided by State Street
Bank and Trust Company (SSBT). The Board noted its review at meetings in July and August of 2025 of the quality of services to be provided by SSBT, which was proposed to serve as the transfer agent, custodian and administrator for the
Fund. In evaluating the quality of services to be provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting or, in the case of those agreements with SSBT, discussed at its meeting on August 26, 2025. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund under the IMS Agreement supported the approval of the IMS Agreement.
Investment performance
Because the Fund had not yet commenced operations, the Board did not have investment performance to compare to the returns of a group of comparable funds. The Board considered the performance of the Investment Manager for a fund that employs substantially similar strategies in a mutual fund format.
The Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board considered the proposed unitary fee structure to be utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the
Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board considered that the proposed unitary fee was higher than the median net expense ratio of peer ETFs. The Board also considered that, with management’s proposed expense cap reimbursement, which was proposed to remain in place through July 31, 2027, the proposed total expense ratio for the Fund approximated the median net expense ratio of the Fund’s peer ETFs and remained competitive with similar strategies.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the IMS Agreement.

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

The Board took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise
Financial customers and overall reputational advantages. They noted that the fees to be paid by the Fund should permit the
Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided supported the approval of the IMS Agreement.
Economies of scale
The Board considered that the proposed IMS Agreement provides for a unitary fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the IMS Agreement. In reaching its conclusions, no single factor was determinative.
On November 6, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the IMS Agreement.

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Large Cap Growth ETF (the Fund). Under an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
At their meeting on September 5, 2025, the Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), of Columbia ETF Trust I (the Trust) unanimously approved, for an initial two-year term, the IMS
Agreement with the Investment Manager with respect to the Fund, a series of the Trust. As detailed below, the Board and the Board’s Investment Review Committee met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the IMS
Agreement. The Board also considered the proposal to reorganize Columbia Integrated Large Cap Growth Fund (the
Predecessor Fund) into the Fund.
In connection with their deliberations regarding the proposed IMS Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the IMS Agreement, and discussed these materials with representatives of the Investment Manager at the June 2025 Investment Review Committee and full
Board meetings (the June Meeting) and the September 2025 Investment Review Committee and full Board meetings (the
September Meeting, and, together with the June Meeting, the Meetings). The Independent Trustees also considered the discussion relating to the renewal of advisory agreements for other series of the Trust at the June Meeting. The Committee and the Board also consulted with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations.
The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the
Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the IMS Agreement. Among other things, the information and factors considered included the following:
Information on the Fund’s proposed management fees and anticipated total expenses;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services; and
Information regarding the proposed reorganization of the Predecessor Fund into the Fund.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services to be performed by the
Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the
Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services to be provided by State Street
Bank and Trust Company (SSBT). The Board noted its review at meetings in July and August of 2025 of the quality of services to be provided by SSBT, which was proposed to serve as the transfer agent, custodian and administrator for the
Fund. In evaluating the quality of services to be provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements for the Fund. The Board observed that the proposed agreements were substantively identical to the form of existing agreements with respect to other series of the
Trust discussed at its June meeting or, in the case of those agreements with SSBT, discussed at its meeting on August 26,
2025. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund under the IMS Agreement supported the approval of the IMS Agreement.
Investment performance
Because the Fund had not yet commenced operations, the Board did not have actual investment performance of the new
ETF to compare to the returns of a group of comparable funds. The Board considered, however, the performance record of the Predecessor Fund, which would be reorganized into the Fund.
The Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board considered the proposed unitary fee structure to be utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the
Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board considered that the proposed unitary fee was significantly below the median net expense ratio of peer ETFs and remained competitive with similar strategies.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the IMS Agreement.

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

The Board took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise
Financial customers and overall reputational advantages. They noted that the fees to be paid by the Fund should permit the
Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided supported the approval of the IMS Agreement.
Economies of scale
The Board considered that the proposed IMS Agreement provides for a unitary fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the IMS Agreement. In reaching its conclusions, no single factor was determinative.
On September 5, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the IMS Agreement.

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Research Enhanced International Equity ETF (the Fund). Under
an investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
At their meeting on June 26, 2025, the Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), of Columbia ETF Trust I (the Trust) unanimously approved, for an initial two-year term, the IMS
Agreement with the Investment Manager with respect to the Fund, a series of the Trust. As detailed below, the Board and the
Board’s Contracts Committee and Investment Review Committee met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the IMS Agreement.
In connection with their deliberations regarding the proposed IMS Agreement, the Committees and the Board evaluated materials requested from the Investment Manager regarding the Fund and the IMS Agreement, and discussed these materials with representatives of the Investment Manager at the March 2025 Investment Review Committee and full Board meetings (the March Meeting) and the June 2025 Contracts Committee and full Board meetings (the June Meeting, and, together with the March Meeting, the Meetings). The Independent Trustees also considered the discussion relating to the renewal of advisory agreements for other series of the Trust at the June Meeting. The Committees and the Board also consulted with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the
Committees’ and the Board’s considerations and otherwise assisted the Committees and the Board in their deliberations.
The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the
Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the IMS Agreement. Among other things, the information and factors considered included the following:
Information on the Fund’s proposed management fees and anticipated total expenses;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel; and
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services to be performed by the
Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the
Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services to be provided by The Bank of New York Mellon (BNYM). It was observed that management oversaw the relationship with BNYM, as BNYM also provided administrative and transfer agency services to certain existing Funds under substantially identical agreements.
1
 In
evaluating the quality of services to be provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund under the IMS Agreement supported the approval of the IMS Agreement.
Investment performance
Because the Fund had not yet commenced operations, the Board did not have investment performance to compare to the returns of a group of comparable funds.
The Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board considered the proposed unitary fee structure to be utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the
Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board considered that the proposed unitary fee was slightly higher than the median net expense ratio of peer ETFs and priced competitively to comparable strategies.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the IMS Agreement.
The Board took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise
Financial customers and overall reputational advantages. They noted that the fees to be paid by the Fund should permit the
Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided supported the approval of the IMS Agreement.
Economies of scale
The Board considered that the proposed IMS Agreement provides for a unitary fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the IMS Agreement. In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the IMS Agreement.
1
On February 2, 2026, State Street Bank and Trust Company (State Street) replaced BNYM as the Fund’s administrator, custodian and transfer agent. The Board approved the new administration, custodian and transfer agency agreements with State Street and the termination of the Fund’s existing administration, custodian and transfer agency agreements with
BNYM on August 26, 2025.

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Research Enhanced Mid Cap ETF (the Fund). Under an
investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
At their meeting on September 5, 2025, the Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), of Columbia ETF Trust I (the Trust) unanimously approved, for an initial two-year term, the IMS
Agreement with the Investment Manager with respect to the Fund, a series of the Trust. As detailed below, the Board and the
Board’s Contracts Committee and Investment Review Committee met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the IMS Agreement.
In connection with their deliberations regarding the proposed IMS Agreement, the Committees and the Board evaluated materials requested from the Investment Manager regarding the Fund and the IMS Agreement, and discussed these materials with representatives of the Investment Manager at the June 2025 Investment Review Committee and full Board meetings (the June Meeting) and the September 2025 Contracts Committee and full Board meetings (the September
Meeting, and, together with the June Meeting, the Meetings). The Independent Trustees also considered the discussion relating to the renewal of advisory agreements for other series of the Trust at the June Meeting. The Committees and the
Board also consulted with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committees’ and the Board’s considerations and otherwise assisted the Committees and the Board in their deliberations.
The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the
Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the IMS Agreement. Among other things, the information and factors considered included the following:
Information on the Fund’s proposed management fees and anticipated total expenses;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel; and
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services to be performed by the
Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the
Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

compliance oversight. The Board also took into account the information it received concerning the Investment Manager's ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services to be provided by State Street
Bank and Trust Company (SSBT). The Board noted its review at meetings in July and August of 2025 of the quality of services to be provided by SSBT, which was proposed to serve as the transfer agent, custodian and administrator for the
Fund. In evaluating the quality of services to be provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting or, in the case of those agreements with SSBT, discussed at its meeting on August 26, 2025. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund under the IMS Agreement supported the approval of the IMS Agreement.
Investment performance
Because the Fund had not yet commenced operations, the Board did not have investment performance to compare to the returns of a group of comparable funds.
The Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board considered the proposed unitary fee structure to be utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the
Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board considered that the proposed unitary fee was lower than the median net expense ratio of peer ETFs and priced competitively with similar strategies.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the IMS Agreement.
The Board took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise
Financial customers and overall reputational advantages. They noted that the fees to be paid by the Fund should permit the

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided supported the approval of the IMS Agreement.
Economies of scale
The Board considered that the proposed IMS Agreement provides for a unitary fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the IMS Agreement. In reaching its conclusions, no single factor was determinative.
On September 5, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the IMS Agreement.

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise
Financial), serves as the investment manager to Columbia Research Enhanced Small Cap ETF (the Fund). Under an
investment management services agreement (the IMS Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds in the Columbia Fund family (collectively, the Columbia Funds).
At their meeting on September 5, 2025, the Board of Trustees (the Board), including the independent Board members (the
Independent Trustees), of Columbia ETF Trust I (the Trust) unanimously approved, for an initial two-year term, the IMS
Agreement with the Investment Manager with respect to the Fund, a series of the Trust. As detailed below, the Board and the Board’s Investment Review Committee met to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the IMS
Agreement.
In connection with their deliberations regarding the proposed IMS Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the IMS Agreement, and discussed these materials with representatives of the Investment Manager at the June 2025 Investment Review Committee and full Board meetings (the June Meeting) and the September 2025 full Board meetings (the September Meeting, and, together with the June Meeting, the Meetings). The Independent Trustees also considered the discussion relating to the renewal of advisory agreements for other series of the Trust at the June Meeting. The Committee and the Board also consulted with the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee's and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations.
The Board considered its discussion relating to the renewal of advisory agreements with respect to other series of the
Trust and, in that connection, the discussion by independent legal counsel of the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the IMS Agreement. Among other things, the information and factors considered included the following:
Information on the Fund’s proposed management fees and anticipated total expenses;
Terms of the IMS Agreement;
Descriptions of various services performed by the Investment Manager under the IMS Agreement, including portfolio management and portfolio trading practices;
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel; and
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services.
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the
Independent Trustees, approved the IMS Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services to be performed by the
Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the
Investment Manager to the Columbia Funds. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager's

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
The Board also considered the oversight of the administrative and transfer agency services to be provided by State Street
Bank and Trust Company (SSBT). The Board noted its review at meetings in July and August of 2025 of the quality of services to be provided by SSBT, which was proposed to serve as the transfer agent, custodian and administrator for the
Fund. In evaluating the quality of services to be provided under the IMS Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the IMS Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the IMS Agreement, including the relatively broad scope of services required to be performed, as well as each of the other proposed agreements and plans for the Fund. The Board observed that the proposed agreements and plans were substantively identical to the form of existing agreements and plans with respect to other series of the Trust discussed at its June meeting or, in the case of those agreements with SSBT, discussed at its meeting on August 26, 2025. The Board also noted the wide array of legal and compliance services provided by the Investment Manager to such series.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services to be provided to the Fund under the IMS Agreement supported the approval of the IMS Agreement.
Investment performance
Because the Fund had not yet commenced operations, the Board did not have investment performance to compare to the returns of a group of comparable funds.
The Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Investment Manager, in light of other considerations, supported the approval of the IMS Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board considered the proposed unitary fee structure to be utilized by the Fund, observing that many of the competitors of the Fund have adopted similar unitary fee structures. The Board accorded particular weight to the notion that a primary objective of the proposed level of fees is to achieve a rational pricing model applied consistently across the various product lines in the
Fund family, while assuring that the overall fees for each Columbia Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board considered that the proposed unitary fee was lower than the median net expense ratio of peer ETFs and priced competitively with similar strategies.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the proposed levels of management fees and expenses of the Fund, in light of other considerations, supported the approval of the IMS Agreement.
The Board took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise
Financial customers and overall reputational advantages. They noted that the fees to be paid by the Fund should permit the
Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.

Approval of Investment Management Services
Agreement
(continued)
Columbia ETF Trust I | 2026

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services to be provided supported the approval of the IMS Agreement.
Economies of scale
The Board considered that the proposed IMS Agreement provides for a unitary fee level that does not include pre-
established breakpoints, and management’s observation that ETF fee structures often do not include breakpoints due to the more volatile nature of their inflows/outflows.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the IMS Agreement. In reaching its conclusions, no single factor was determinative.
On September 5, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the IMS
Agreement were fair and reasonable in light of the extent and quality of services provided and approved the IMS Agreement.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
ANN330_(05/26)
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing.
Columbia Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS
Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise
Financial, Inc.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Columbia Management Investment Advisers, LLC, the funds’ investment advisor, is responsible for bearing expenses associated with Independent Trustees’ compensation pursuant to the management fee arrangement with each Fund. Refer to the Registrant’s financial statements included on Item 7 of this Form N-CSR for further detail.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting. During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Columbia Threadneedle’s oversight.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia ETF Trust I

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	May 26, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Chief Financial Officer and Principal Financial Officer

Date:	May 26, 2026

By:	/s/ Marybeth Pilat
Name:	Marybeth Pilat
Title:	Treasurer, Chief Accounting Officer and Principal Financial Officer

Date:	May 26, 2026